    As filed with the Securities and Exchange Commission on April 26, 2018

                                                  File Nos. 333-62695; 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 45                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 327                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2018 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2018, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra" in our marketing materials. This contract (RetireReady/SM/ Extra) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:

BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares (formerly,
  BlackRock Value Opportunities V.I. Fund -- Class III Shares)

BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares



Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (formerly,
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2) CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 (formerly, Variable Portfolio
  -- Loomis Sayles Growth Fund -- Class 1)


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Service Shares (formerly, Balanced
  Portfolio -- Service Shares)
Janus Henderson Forty Portfolio -- Service Shares (formerly, Forty Portfolio --
  Service Shares)


MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus:

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares


Janus Aspen Series:

Janus Henderson Enterprise Portfolio -- Service Shares (formerly, Enterprise
  Portfolio -- Service Shares)
Janus Henderson Global Research Portfolio -- Service Shares (formerly, Global
  Research Portfolio -- Service Shares)
Janus Henderson Global Technology Portfolio -- Service Shares (formerly, Global
  Technology Portfolio -- Service Shares)
Janus Henderson Research Portfolio -- Service Shares (formerly, Research
  Portfolio -- Service Shares)


PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Janus Henderson Overseas Portfolio -- Service Shares (formerly, Overseas
  Portfolio -- Service Shares)


The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Value Opportunities Fund -- Series II shares

BlackRock Variable Series Funds, Inc.:

BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares (formerly,
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares)


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2018, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................   8

Fee Tables.................................................  10
   Example.................................................  15

Synopsis...................................................  16

Condensed Financial Information............................  20

The Company................................................  20

Financial Condition of the Company.........................  20

The Separate Account.......................................  21
   The Portfolios..........................................  22
   Subaccounts.............................................  23
   Voting Rights...........................................  32
   Asset Allocation Program................................  32

The Guarantee Account......................................  42

Charges and Other Deductions...............................  43
   Transaction Expenses....................................  43
       Surrender Charge....................................  43
       Exceptions to the Surrender Charge..................  44
   Deductions from the Separate Account....................  44
   Charges for the Living Benefit Rider Options............  45
   Charges for the Death Benefit Rider Options.............  48
   Other Charges...........................................  49

The Contract...............................................  50
   Purchase of the Contract................................  50
   Ownership...............................................  51
   Assignment..............................................  51
   Premium Payments........................................  52
   Valuation Day and Valuation Period......................  52
   Allocation of Premium Payments..........................  52
   Bonus Credits...........................................  53
   Valuation of Accumulation Units.........................  53

Transfers..................................................  54
   Transfers Before the Maturity Date......................  54
   Transfers from the Guarantee Account to the Subaccounts.  54
   Transfers from the Subaccounts to the Guarantee Account.  54
   Transfers Among the Subaccounts.........................  54
   Telephone/Internet Transactions.........................  55
   Confirmation of Transactions............................  56
   Special Note on Reliability.............................  56
   Transfers by Third Parties..............................  56
   Special Note on Frequent Transfers......................  56
   Dollar Cost Averaging Program...........................  58
   Defined Dollar Cost Averaging Program...................  59
   Portfolio Rebalancing Program...........................  60
   Guarantee Account Interest Sweep Program................  60

Surrenders and Partial Surrenders...................................................................................    60
   Surrenders and Partial Surrenders................................................................................    60
   Restrictions on Distributions From Certain Contracts.............................................................    61
   Systematic Withdrawal Program....................................................................................    62
   Guaranteed Minimum Withdrawal Benefit for Life Riders............................................................    63
       Lifetime Income Plus Solution................................................................................    63
       Lifetime Income Plus 2008....................................................................................    76
       Lifetime Income Plus 2007....................................................................................    89
       Lifetime Income Plus.........................................................................................    97
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007...................................   105

Death of Owner and/or Annuitant (for contracts issued on or after the later of May 1, 2003, or the date of state
  insurance department approval)....................................................................................   106
   Distribution Provisions Upon Death of Owner or Joint Owner.......................................................   106
   Death Benefit at Death of Any Annuitant Before the Maturity Date.................................................   106
   Basic Death Benefit..............................................................................................   106
   Annual Step-Up Death Benefit Rider Option........................................................................   107
   5% Rollup Death Benefit Rider Option.............................................................................   107
   Earnings Protector Death Benefit Rider Option....................................................................   108
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option....................   109
   Termination of Death Benefit Rider Options When Contract Assigned or Sold........................................   109
   How to Claim Proceeds and/or Death Benefit Payments..............................................................   109
   Distribution Rules...............................................................................................   111

Death of Owner and/or Annuitant (for contracts issued prior to May 1, 2003, or prior to the date of state insurance
  department approval)..............................................................................................   112
   Death Benefit at Death of Any Annuitant Before the Maturity Date.................................................   112
   Basic Death Benefit..............................................................................................   112
   Optional Guaranteed Minimum Death Benefit........................................................................   113
   Optional Enhanced Death Benefit..................................................................................   114
   When We Calculate the Death Benefit..............................................................................   115
   Death of an Owner or Joint Owner Before the Maturity Date........................................................   115
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.......................................   118

Income Payments.....................................................................................................   118
   Optional Payment Plans...........................................................................................   119
   Variable Income Payments.........................................................................................   120
   Transfers After the Maturity Date................................................................................   121
   Guaranteed Income Advantage......................................................................................   121
   Payment Optimizer Plus...........................................................................................   128

Tax Matters.........................................................................................................   137
   Introduction.....................................................................................................   137
   Taxation of Non-Qualified Contracts..............................................................................   137
   Section 1035 Exchanges...........................................................................................   139
   Qualified Retirement Plans.......................................................................................   140
   Federal Income Tax Withholding...................................................................................   144
   State Income Tax Withholding.....................................................................................   144
   Tax Status of the Company........................................................................................   144
   Federal Estate, Gift and Generation-Skipping Transfer Taxes......................................................   144
   Definition of Spouse Under Federal Law...........................................................................   144
   Annuity Purchases by Residents of Puerto Rico....................................................................   145
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.................................................   145

   Foreign Tax Credits........................................    145
   Changes in the Law.........................................    145

Requesting Payments...........................................    145

Sales of the Contracts........................................    146

Additional Information........................................    147
   Owner Questions............................................    147
   Return Privilege...........................................    147
   State Regulation...........................................    147
   Evidence of Death, Age, Gender, Marital Status or Survival.    148
   Records and Reports........................................    148
   Other Information..........................................    148
   Exemption to File Periodic Reports.........................    148
   Unclaimed Property.........................................    148
   Legal Proceedings..........................................    148

Appendix A....................................................    A-1
   Examples -- Death Benefit Calculations.....................    A-1

Appendix B....................................................    B-1
   Condensed Financial Information............................    B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus. The Investment Strategy is required in order to receive the full benefits available under these rider options.

Joint Annuitant -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, the additional life on which monthly income is based. For Payment Optimizer Plus, the additional life on which the Withdrawal Factor may be based.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years Surrender Charge
 payments surrendered)                             Since We Received the     as a Percentage of the
                                                   Premium Payment           Premium Payment
                                                                             Surrendered/1/
                                                   ------------------------------------------------
                                                               0                       8%
                                                               1                       8%
                                                               2                       7%
                                                               3                       6%
                                                               4                       5%
                                                               5                       4%
                                                               6                       3%
                                                               7                       2%
                                                           8 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/2/
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Maturity Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $25.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.25%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                         1.55%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,7/
--------------------------------------------------------------------------------------------------
                                              Current Charge/8/           Maximum Charge/3,8/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                              Current Charge/9/           Maximum Charge/3,9/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

Death Benefit Rider Options/10/ (as a percentage of
 your Contract Value at the time the charge is
 taken)/11/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

/6/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/7/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/8/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/10/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/11/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract prior to May 1, 2003, or prior to the date on which state insurance authorities approve the applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                            1.30%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                                0.25%
--------------------------------------------------------------------------------------
Optional Benefits/2/
--------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                            0.35%/3/
--------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                      0.35%/4/
--------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                               2.25%/5/
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2017. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum  Maximum
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.32%    1.79%
---------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2017, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.32% and 1.79%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Example

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,360      $2,577      $3,729       $6,933

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $553       $1,854      $3,190       $6,791

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $640       $1,947      $3,290       $6,933

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,151      $1,936      $2,647       $4,497

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $357       $1,230      $2,120       $4,416

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $431       $1,306      $2,197       $4,497

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of that rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined.

What is a Bonus Credit? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal

Base, Maximum Anniversary Value or benefit base. See the "Bonus Credits" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if Guaranteed Income Advantage is elected at the time of application) if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

May I surrender the contract or take a partial surrender? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007 and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate premium payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all premium payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Premium Payments," the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our

General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. In addition, you currently may change your future premium payment allocation without penalty or charges. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, however, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

Subaccounts

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus," provisions of this prospectus.


                                                                                           Adviser (and Sub-Adviser(s),
                         Subaccount                             Investment Objective             as applicable)
                         -----------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest   AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B               total return consistent with
                                                            the Adviser's determination
                                                            of reasonable risk.
                         -----------------------------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Small Cap Growth Portfolio --   Long-term growth of capital.   AllianceBernstein, L.P.
                         Class B
                         -----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and       Invesco Advisers, Inc.
                         Class II shares                    income through investments in
                                                            equity securities, including
                                                            common stocks, preferred
                                                            stocks and securities
                                                            convertible into common and
                                                            preferred stocks.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.   Invesco Advisers, Inc.
                         Series I shares
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital             Invesco Advisers, Inc.
                         Fund -- Class II shares            appreciation and current
                                                            income.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         -----------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that   Management, Inc.
INC.                                                        seeks to protect against U.S.
                                                            inflation.
                         -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage U.S. Total     Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Market V.I. Fund -- Class III      growth.
                         Shares (formerly, BlackRock
                         Value Opportunities V.I. Fund --
                         Class III Shares)
                         -----------------------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.         Seeks capital appreciation,    BlackRock Advisors, LLC
                         Fund -- Class III Shares           and secondarily, income.
                         -----------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares           return.
                         -----------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                         Subaccount                             Investment Objective                 as applicable)
                         ------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --     The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Overseas Core Fund -- Class 2      growth of capital.             Advisers, LLC (subadvised by
                         (formerly, Columbia Variable                                      Threadneedle International Limited)
                         Portfolio -- Select International
                         Equity Fund -- Class 2)
                         ------------------------------------------------------------------------------------------------------
                         CTIVP/SM/ -- Loomis Sayles         The fund seeks long-term       Columbia Management Investment
                         Growth Fund -- Class 1 (formerly,  growth of capital.             Advisers, LLC (subadvised by
                         Variable Portfolio -- Loomis                                      Loomis, Sayles & Company, L.P.)
                         Sayles Growth Fund -- Class 1)
                         ------------------------------------------------------------------------------------------------------
EATON VANCE              VT Floating-Rate Income Fund       To provide a high level of     Eaton Vance Management
VARIABLE TRUST                                              current income.
                         ------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond         Seeks high current income.     Federated Investment Management
SERIES                   Fund II -- Service Shares                                         Company
                         ------------------------------------------------------------------------------------------------------
                         Federated Kaufmann Fund II --      Seeks capital appreciation.    Federated Equity Management
                         Service Shares                                                    Company of Pennsylvania
                                                                                           (subadvised by Federated Global
                                                                                           Investment Management Corp.)
                         ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --          Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                    growth consistent with         Company (FMR) (subadvised by
                                                            reasonable risk.               Fidelity Investments Money
                                                                                           Management, Inc. (FIMM), FMR
                                                                                           Co., Inc. (FMRC), Fidelity Research
                                                                                           & Analysis Company (FRAC),
                                                                                           Fidelity Management & Research
                                                                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                           International Investment Advisors
                                                                                           (FIIA), Fidelity International
                                                                                           Investment Advisors (U.K.) Limited
                                                                                           (FIIA(U.K.)L), and Fidelity
                                                                                           Investments Japan Limited (FIJ))
                         ------------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --     Seeks long-term capital        FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                         ------------------------------------------------------------------------------------------------------
                         VIP Dynamic Capital                Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                         Appreciation Portfolio --                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                         Service Class 2                                                   FIJ)
                         ------------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --     Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                            potential for capital          FIJ)
                                                            appreciation. The fund's goal
                                                            is to achieve a yield which
                                                            exceeds the composite yield
                                                            on the securities comprising
                                                            the S&P 500(R) Index.
                         ------------------------------------------------------------------------------------------------------
                         VIP Growth Portfolio --            Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                         Service Class 2                    appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                         ------------------------------------------------------------------------------------------------------
                         VIP Growth & Income                Seeks high total return        FMR (subadvised by FMRC, FRAC,
                         Portfolio -- Service Class 2       through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                            current income and capital     FIJ)
                                                            appreciation.
                         ------------------------------------------------------------------------------------------------------
                         VIP Growth Opportunities           The fund seeks to provide      FMR (subadvised by FMRC, FMR
                         Portfolio -- Service Class 2       capital growth.                U.K., Fidelity Management &
                                                                                           Research (Hong Kong) Limited
                                                                                           (FMR H.K.), and Fidelity
                                                                                           Management & Research (Japan)
                                                                                           Inc. (FMR Japan)
                         ------------------------------------------------------------------------------------------------------
                         VIP Investment Grade Bond          Seeks as high a level of       FMR (subadvised by FIMM, FRAC,
                         Portfolio -- Service Class 2       current income as is           FIIA and FIIA(U.K.)L)
                                                            consistent with the
                                                            preservation of capital.
                         ------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                           Subaccount                              Investment Objective                as applicable)
                           -----------------------------------------------------------------------------------------------------
                           VIP Mid Cap Portfolio --            Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                           Service Class 2                     capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                              FIJ)
                           -----------------------------------------------------------------------------------------------------
                           VIP Value Strategies Portfolio --   Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                           Service Class 2                                                    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                              FIJ)
                           -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON         Franklin Mutual Shares VIP          Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE         Fund -- Class 2 Shares              with income as a secondary
PRODUCTS TRUST                                                 goal. The fund normally
                                                               invests primarily in U.S. and
                                                               foreign equity securities
                                                               that the manager believes are
                                                               undervalued.
                           -----------------------------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --        Seeks long-term capital        Templeton Global Advisors Limited
                           Class 2 Shares                      growth. Under normal market
                                                               conditions, the fund invests
                                                               primarily in equity
                                                               securities of companies
                                                               located anywhere in the
                                                               world, including developing
                                                               markets.
                           -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     Goldman Sachs Government            Maximize current income to     Goldman Sachs Asset Management,
INSURANCE TRUST            Money Market Fund --                the extent consistent with     L.P.
                           Service Shares/1/                   the preservation of capital
                                                               and the maintenance of
                                                               liquidity by investing
                                                               exclusively in high quality
                                                               money market instruments.
                           -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES         Janus Henderson Balanced            Seeks long-term capital        Janus Capital Management LLC
                           Portfolio -- Service Shares         growth, consistent with
                           (formerly, Balanced Portfolio --    preservation of capital and
                           Service Shares)                     balanced by current income.
                           -----------------------------------------------------------------------------------------------------
                           Janus Henderson Forty Portfolio --  A non-diversified              Janus Capital Management LLC
                           Service Shares (formerly, Forty     portfolio/2/ that seeks
                           Portfolio -- Service Shares)        long-term growth of capital.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Total Return Series --       The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares                objective is to seek total     Company
                                                               return.
                           -----------------------------------------------------------------------------------------------------
                           MFS(R) Utilities Series --          The fund's investment          Massachusetts Financial Services
                           Service Class Shares                objective is to seek total     Company
                                                               return.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors      The fund's investment          Massachusetts Financial Services
TRUST II                   Growth Stock Portfolio --           objective is to seek capital   Company
                           Service Class Shares                appreciation.
                           -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital                 The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS              Appreciation Fund/VA --             appreciation.                  (subadvised by OppenheimerFunds,
                           Service Shares                                                     Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Conservative            The Fund seeks total return.   OFI Global Asset Management, Inc.
                           Balanced Fund/VA --                                                (subadvised by OppenheimerFunds,
                           Service Shares                                                     Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Global Fund/VA --       The Fund seeks capital         OFI Global Asset Management, Inc.
                           Service Shares                      appreciation.                  (subadvised by OppenheimerFunds,
                                                                                              Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street             The Fund seeks capital         OFI Global Asset Management, Inc.
                           Fund/VA -- Service Shares           appreciation.                  (subadvised by OppenheimerFunds,
                                                                                              Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street Small       The Fund seeks capital         OFI Global Asset Management, Inc.
                           Cap Fund(R)/VA -- Service Shares    appreciation                   (subadvised by OppenheimerFunds,
                                                                                              Inc.)
                           -----------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative./ /

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                              Adviser (and Sub-Adviser(s),
                         Subaccount                             Investment Objective                as applicable)
                         -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE           All Asset Portfolio -- Advisor     Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST          Class Shares                       consistent with preservation   Company LLC/Research Affiliates,
                                                            of real capital and prudent    LLC
                                                            investment management.
                         -----------------------------------------------------------------------------------------------------
                         High Yield Portfolio --            Seeks to maximize total        Pacific Investment Management
                         Administrative Class Shares        return, consistent with        Company LLC
                                                            preservation of capital and
                                                            prudent investment management.
                         -----------------------------------------------------------------------------------------------------
                         Long-Term U.S. Government          Seeks maximum total return,    Pacific Investment Management
                         Portfolio -- Administrative        consistent with preservation   Company LLC
                         Class Shares                       of capital and prudent
                                                            investment management.
                         -----------------------------------------------------------------------------------------------------
                         Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                         Administrative Class Shares        consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                         -----------------------------------------------------------------------------------------------------
                         Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
                         Administrative Class Shares        consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                         -----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES    Jennison Portfolio --              Seeks long-term growth of      Prudential Investments LLC
FUND                     Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                           LLC)
                         -----------------------------------------------------------------------------------------------------
                         Jennison 20/20 Focus Portfolio --  Seeks long-term growth of      Prudential Investments LLC
                         Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                           LLC)
                         -----------------------------------------------------------------------------------------------------
                         Natural Resources Portfolio --     Seeks long-term growth of      Prudential Investments LLC
                         Class II Shares                    capital.                       (subadvised by Allianz Global
                                                                                           Investors U.S. LLC)
                         -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE    Real Estate Securities V.I.S.      Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,  Fund -- Class 1 Shares             through current income and     (subadvised by CenterSquare
INC.                                                        capital appreciation.          Investment Management LLC)
                         -----------------------------------------------------------------------------------------------------
                         Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of      SSGA Funds Management, Inc.
                         Class 1 Shares                     capital.                       (subadvised by Palisade Capital
                                                                                           Management L.L.C., Champlain
                                                                                           Investment Partners, LLC,
                                                                                           GlobeFlex Capital, LP, Kennedy
                                                                                           Capital Management, Inc. and
                                                                                           SouthernSun Asset Management,
                                                                                           Inc.)
                         -----------------------------------------------------------------------------------------------------
                         Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
                                                            return, composed of current
                                                            income and capital
                                                            appreciation, as is
                                                            consistent with prudent
                                                            investment risk.
                         -----------------------------------------------------------------------------------------------------
                         U.S. Equity V.I.S. Fund --         Seeks long-term growth of      SSGA Funds Management, Inc.
                         Class 1 Shares                     capital.
                         -----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE     Wells Fargo VT Omega Growth        The fund seeks long-term       Wells Fargo Funds Management,
TRUST                    Fund -- Class 2                    capital appreciation.          LLC (subadvised by Wells Capital
                                                                                           Management Incorporated)
                         -----------------------------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolios are not available to contracts issued on or after May 1, 2003:


                                                                            Adviser (and Sub-Adviser(s),
         Subaccount                             Investment Objective               as applicable)
         --------------------------------------------------------------------------------------------------
DREYFUS  The Dreyfus Sustainable U.S.       The fund seeks long-term       The Dreyfus Corporation,
         Equity Portfolio, Inc. -- Initial  capital appreciation.          subadvised by Newton Investment
         Shares                                                            Management (North America)
                                                                           Limited
         --------------------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount                              Investment Objective              as applicable)
                    -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Enterprise          Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares         capital.
                    (formerly, Enterprise Portfolio --
                    Service Shares)
                    -------------------------------------------------------------------------------------------------
                    Janus Henderson Global Research     Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares         capital.
                    (formerly, Global Research
                    Portfolio -- Service Shares)
                    -------------------------------------------------------------------------------------------------
                    Janus Henderson Global              Seeks long-term growth of      Janus Capital Management LLC
                    Technology Portfolio -- Service     capital.
                    Shares (formerly, Global
                    Technology Portfolio -- Service
                    Shares)
                    -------------------------------------------------------------------------------------------------
                    Janus Henderson Research            Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares         capital.
                    (formerly, Research Portfolio --
                    Service Shares)
                    -------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.        Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) --                   consistent with preservation   Company LLC
                    Administrative Class Shares         of capital and prudent
                                                        investment management.
                    -------------------------------------------------------------------------------------------------


The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                     Adviser (and Sub-Adviser(s),
                    Subaccount                            Investment Objective             as applicable)
                    ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas          Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares       capital.
                    (formerly, Overseas Portfolio --
                    Service Shares)
                    ----------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                               Adviser (and Sub-Adviser(s),
                           Subaccount                            Investment Objective                 as applicable)
                           -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP Asset ManagerSM Portfolio --  Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS FUND    Service Class 2                   return with reduced risk over  Company (FMR) (subadvised by
                                                             the long term by allocating    Fidelity Investments Money
                                                             its assets among stocks,       Management, Inc. (FIMM), FMR
                                                             bonds and short-term           Co., Inc. (FMRC), Fidelity Research
                                                             instruments.                   & Analysis Company (FRAC),
                                                                                            Fidelity Management & Research
                                                                                            (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                            International Investment Advisors
                                                                                            (FIIA), Fidelity International
                                                                                            Investment Advisors (U.K.) Limited
                                                                                            (FIIA(U.K.)L), and Fidelity
                                                                                            Investments Japan Limited (FIJ))
                           -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     Goldman Sachs Mid Cap Value       Seeks long-term capital        Goldman Sachs Asset Management,
INSURANCE TRUST            Fund -- Institutional Shares      appreciation.                  L.P.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) New Discovery Series --    The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares              objective is to seek capital   Company
                                                             appreciation.
                           -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                                                                                              Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                 as applicable)
                         ------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. Value Opportunities  Long-term growth of capital.   Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         ------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Large Cap Focus         Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Growth V.I. Fund -- Class III     growth.
                         Shares (formerly, BlackRock
                         Large Cap Growth V.I. Fund --
                         Class III Shares)
                         ------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Aggressive   Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Growth Portfolio -- Class II                                     LLC (subadvised by ClearBridge
                                                                                          Investments, LLC; Western Asset
                                                                                          Management Company manages the
                                                                                          portion of the fund's cash and short
                                                                                          term investments allocated to it)
                         ------------------------------------------------------------------------------------------------------
                         ClearBridge Variable Large Cap    Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                         Value Portfolio -- Class I        capital. Current income is a   LLC (subadvised by ClearBridge
                                                           secondary objective.           Investments, LLC; Western Asset
                                                                                          Management Company manages the
                                                                                          portion of the fund's cash and short
                                                                                          term investments allocated to it)
                         ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) Investors Trust Series --  The fund's investment          Massachusetts Financial Services
INSURANCE TRUST          Service Class Shares              objective is to seek capital   Company
                                                           appreciation.
                         ------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE     Oppenheimer Discovery Mid Cap     The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS            Growth Fund/VA --                 appreciation.                  (subadvised by OppenheimerFunds,
                         Service Shares                                                   Inc.)
                         ------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST     NASDAQ -- 100(R) Fund/1/          Seeks to provide investment    Security Global Investors, LLC
                                                           results that correspond to a   known as Guggenheim Investments
                                                           benchmark for
                                                           over-the-counter securities.
                                                           The portfolio's current
                                                           benchmark is the NASDAQ 100
                                                           Index(TM).
                         ------------------------------------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                         Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective             as applicable)
                         ---------------------------------------------------------------------------------------------
STATE STREET VARIABLE    Income V.I.S. Fund --            Seeks maximum income           SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,  Class 1 Shares                   consistent with prudent
INC.                                                      investment management and the
                                                          preservation of capital.
                         ---------------------------------------------------------------------------------------------
                         Premier Growth Equity V.I.S.     Seeks long-term growth of      SSGA Funds Management, Inc.
                         Fund -- Class 1 Shares           capital and future income
                                                          rather than current income.
                         ---------------------------------------------------------------------------------------------
                         S&P 500(R) Index V.I.S. Fund --  Seeks growth of capital and    SSGA Funds Management, Inc.
                         Class 1 Shares/2/                accumulation of income that
                                                          corresponds to the investment
                                                          return of the S&P 500(R)
                                                          Index.
                         ---------------------------------------------------------------------------------------------

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                             Subaccount                                                 Adviser (and Sub-Adviser(s),
                             Investing In                Investment Objective                 as applicable)
                             ------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  Franklin Founding    Seeks capital appreciation, with    Franklin Templeton Services, LLC
INSURANCE PRODUCTS TRUST     Funds Allocation     income as a secondary goal.         (the fund's administrator)
                             VIP Fund -- Class 2  Under normal market conditions,
                             Shares/1/            the fund invests equal portions in
                                                  Class 1 shares of Franklin
                                                  Income VIP Fund; Franklin
                                                  Mutual Shares VIP Fund; and
                                                  Templeton Growth VIP Fund.
                             ------------------------------------------------------------------------------------------
                             Franklin Income VIP  Seeks to maximize income while      Franklin Advisers, Inc.
                             Fund --              maintaining prospects for capital
                             Class 2 Shares       appreciation. The fund normally
                                                  invests in both equity and debt
                                                  securities.
                             ------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, State Street Variable Insurance Series Funds, Inc. and Wells Fargo Variable Trust. See the "Fee Tables --Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Information about the Franklin Founding Funds Allocation VIP Fund. The Franklin Founding Funds Allocation VIP Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent premium payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent premium payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self- directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

If you purchase Payment Optimizer Plus, or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.


In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 20, 2018, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 20, 2018



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
                              (formerly, Variable Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                                        1%      3%      5%      7%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                3%      6%     10%     13%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               3%      7%     10%     14%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        27%     20%     14%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   27%     20%     14%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
(formerly, Variable Portfolio Loomis Sayles Growth Fund --
Class 1)                                                        8%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       9%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               16%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              17%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               9%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          5%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    6%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          5%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 20, 2018



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
                              (formerly, Variable Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                                        1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     6%      5%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   22%     16%     11%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
(formerly, Variable Portfolio Loomis Sayles Growth Fund --
Class 1)                                                        5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage U.S. Total Market    PIMCO VIT Total Return Portfolio --
CTIVP/SM/ -- Loomis Sayles Growth Fund    V.I. Fund -- Class III Shares            Administrative Class Shares
 -- Class 1 (formerly, Variable           (formerly, BlackRock Value
 Portfolio -- Loomis Sayles Growth Fund   Opportunities V.I. Fund -- Class III
 -- Class 1)                              Shares)
Fidelity VIP Balanced Portfolio --       Columbia Variable Portfolio -- Overseas
 Service Class 2                          Core Fund -- Class 2 (formerly,
Fidelity VIP Contrafund(R) Portfolio --   Columbia Variable Portfolio -- Select
 Service Class 2                          International Equity Fund -- Class 2)
Fidelity VIP Equity-Income Portfolio --  Eaton Vance VT Floating-Rate Income Fund
 Service Class 2                         Federated High Income Bond Fund II --
Fidelity VIP Growth & Income Portfolio    Service Shares
 -- Service Class 2                      Federated Kaufmann Fund II -- Service
Franklin Templeton VIP Franklin Mutual    Shares
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Dynamic Capital
Franklin Templeton VIP Templeton Growth   Appreciation Portfolio -- Service
 VIP Fund -- Class 2 Shares               Class 2
Invesco V.I. American Franchise Fund --  Fidelity VIP Growth Portfolio --
 Series I shares                          Service Class 2
Invesco V.I. Comstock Fund -- Series II  Fidelity VIP Growth Opportunities
 shares                                   Portfolio -- Service Class 2
Invesco V.I. Core Equity Fund -- Series  Fidelity VIP Mid Cap Portfolio --
 I shares                                 Service Class 2
Invesco V.I. Equity and Income Fund --   Fidelity VIP Value Strategies Portfolio
 Series II shares                         -- Service Class 2
Invesco V.I. International Growth Fund   Janus Henderson Forty Portfolio --
 -- Series II shares                      Service Shares
Janus Henderson Balanced Portfolio --    MFS(R) Utilities Series -- Service
 Service Shares                           Class Shares
MFS(R) Total Return Series -- Service    Oppenheimer Main Street Small Cap
 Class Shares                             Fund(R)/VA -- Service Shares
Oppenheimer Capital Appreciation         PIMCO VIT All Asset Portfolio --
 Fund/VA -- Service Shares                Advisor Class Shares
Oppenheimer Conservative Balanced        PIMCO VIT High Yield Portfolio --
 Fund/VA -- Service Shares                Administrative Class Shares
Oppenheimer Global Fund/VA -- Service    Prudential Jennison Portfolio --
 Shares                                   Class II Shares
Oppenheimer Main Street Fund/VA --       Prudential Jennison 20/20 Focus
 Service Shares                           Portfolio -- Class II Shares
State Street Total Return V.I.S. Fund    Prudential Natural Resources Portfolio
 -- Class 3 Shares                        -- Class II Shares
State Street U.S. Equity V.I.S. Fund --  State Street Real Estate Securities
 Class 1 Shares                           V.I.S. Fund -- Class 1 Shares
                                         State Street Small-Cap Equity V.I.S.
                                          Fund -- Class 1 Shares
                                         Wells Fargo VT Omega Growth Fund --
                                          Class 2

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time). The surrender charge is as follows:

Number of Completed  Surrender Charge
  Years Since We    as a Percentage of
   Received the     the Premium Payment
  Premium Payment       Surrendered
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. See the "Optional Payment Plans," "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states and markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Charge for Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract          0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                    0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
--------------------------------------------------------------------------

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Charge for Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Charge for Lifetime Income Plus

We charge you for expenses related to Lifetime Income Plus, if you elect this rider at the time of application. This Charge is deducted daily from the Separate Account currently at an annual rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Charge for Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment

Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008

Charges for the Death Benefit Rider Options

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve the applicable contract modifications, the following provisions apply:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application.

We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

For contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, the following provision applies:

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

The following provisions apply to all contracts:

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition, partial surrenders and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the partial surrender and/or transfer was made. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007 at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments


You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.


The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.


We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent premium payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Payment Optimizer Plus.")


Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts plus the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected the Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the

Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus," provisions of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

Bonus Credits

The Bonus Credit is an amount we add to each premium payment we receive.

For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected the Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

Valuation of Accumulation Units

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent transfers to that segment corresponding to that GIS Subaccount. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of

Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and take a partial surrender, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution) will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

If you elect Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Riders

We currently offer two Guaranteed Minimum Withdrawal Benefit for Life Riders under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

Premium Payments. Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that Bonus Credits are not considered "premium payments" for purposes of the contract and this rider. Therefore any applicable Bonus Credits will not be included as a premium payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value. You must allocate all premium payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent premium payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of premium payments made in the first contract year; and

   (b) is premium payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the

Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional premium payments. Before making premium payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Maximum Anniversary Value and Roll-Up Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
                                 Single or Joint Annuitant Contract         1.25% of benefit base
---------------------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 45-70
                                 Single or Joint Annuitant Contract         1.25% of benefit base plus
                                                                            0.20% of value of Principal
                                                                            Protection Death Benefit
---------------------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 71-85
                                 Single or Joint Annuitant Contract         1.25% of benefit base plus
                                                                            0.50% of value of Principal
                                                                            Protection Death Benefit
---------------------------------------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
          Single or Joint Annuitant Contract       0.95% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
     Single or Joint Annuitant Contract  0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
     Single or Joint Annuitant Contract  0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
     Single or Joint Annuitant Contract  1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
     Single or Joint Annuitant Contract  1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
     Single or Joint Annuitant Contract  1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $105,000        $     0       $101,613      $100,000    $100,000    $106,000      $106,000     $101,613
    56           101,613              0         98,217       100,000     101,613     112,360       112,360      100,000
    57            98,217              0         94,806       100,000     101,613     119,102       119,102      100,000
    58            94,806              0         91,378       100,000     101,613     126,248       126,248      100,000
    59            91,378              0         87,925       100,000     101,613     133,823       133,823      100,000
    60            87,925              0         84,445       100,000     101,613     141,852       141,852      100,000
    61            84,445              0         80,930       100,000     101,613     150,363       150,363      100,000
    62            80,930              0         77,377       100,000     101,613     159,385       159,385      100,000
    63            77,377              0         73,778       100,000     101,613     168,948       168,948      100,000
    64            73,778              0         70,128       100,000     101,613     179,085       179,085      100,000
    65            70,128         11,000         55,389       200,000     101,613     189,830       200,000       83,431
    66            55,389         11,000         40,800       200,000     101,613     189,830       200,000       65,714
    67            40,800         11,000         26,503       200,000     101,613     189,830       200,000       46,440
    68            26,503         11,000         12,492       200,000     101,613     189,830       200,000       24,695
    69            12,492         11,000              0       200,000     101,613     189,830       200,000            0
    70                 0         11,000              0       200,000     101,613     189,830       200,000            0
    71                 0         11,000              0       200,000     101,613     189,830       200,000            0
    72                 0         11,000              0       200,000     101,613     189,830       200,000            0
    73                 0         11,000              0       200,000     101,613     189,830       200,000            0
    74                 0         11,000              0       200,000     101,613     189,830       200,000            0
    75                 0         11,000              0       200,000     101,613     189,830       200,000            0
    76                 0         11,000              0       200,000     101,613     189,830       200,000            0
    77                 0         11,000              0       200,000     101,613     189,830       200,000            0
    78                 0         11,000              0       200,000     101,613     189,830       200,000            0
    79                 0         11,000              0       200,000     101,613     189,830       200,000            0
    80                 0         11,000              0       200,000     101,613     189,830       200,000            0
    81                 0         11,000              0       200,000     101,613     189,830       200,000            0
    82                 0         11,000              0       200,000     101,613     189,830       200,000            0
    83                 0         11,000              0       200,000     101,613     189,830       200,000            0
    84                 0         11,000              0       200,000     101,613     189,830       200,000            0
    85                 0         11,000              0       200,000     101,613     189,830       200,000            0
    86                 0         11,000              0       200,000     101,613     189,830       200,000            0
    87                 0         11,000              0       200,000     101,613     189,830       200,000            0
    88                 0         11,000              0       200,000     101,613     189,830       200,000            0
    89                 0         11,000              0       200,000     101,613     189,830       200,000            0
    90                 0         11,000              0       200,000     101,613     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $105,000        $     0       $101,415      $100,000    $100,000    $106,000      $106,000     $101,415
    56           101,415              0         97,824       100,000     101,415     112,360       112,360      100,000
    57            97,824              0         94,223       100,000     101,415     119,102       119,102      100,000
    58            94,223              0         90,607       100,000     101,415     126,248       126,248      100,000
    59            90,607              0         86,972       100,000     101,415     133,823       133,823      100,000
    60            86,972              0         83,312       100,000     101,415     141,852       141,852      100,000
    61            83,312              0         79,622       100,000     101,415     150,363       150,363      100,000
    62            79,622              0         75,896       100,000     101,415     159,385       159,385      100,000
    63            75,896              0         72,128       100,000     101,415     168,948       168,948      100,000
    64            72,128              0         68,313       100,000     101,415     179,085       179,085      100,000
    65            68,313         11,000         53,412       200,000     101,415     189,830       200,000       89,000
    66            53,412         11,000         38,686       200,000     101,415     189,830       200,000       78,000
    67            38,686         11,000         24,276       200,000     101,415     189,830       200,000       67,000
    68            24,276         11,000         10,176       200,000     101,415     189,830       200,000       56,000
    69            10,176         11,000              0       200,000     101,415     189,830       200,000       45,000
    70                 0         11,000              0       200,000     101,415     189,830       200,000       34,000
    71                 0         11,000              0       200,000     101,415     189,830       200,000       23,000
    72                 0         11,000              0       200,000     101,415     189,830       200,000       12,000
    73                 0         11,000              0       200,000     101,415     189,830       200,000        1,000
    74                 0         11,000              0       200,000     101,415     189,830       200,000            0
    75                 0         11,000              0       200,000     101,415     189,830       200,000            0
    76                 0         11,000              0       200,000     101,415     189,830       200,000            0
    77                 0         11,000              0       200,000     101,415     189,830       200,000            0
    78                 0         11,000              0       200,000     101,415     189,830       200,000            0
    79                 0         11,000              0       200,000     101,415     189,830       200,000            0
    80                 0         11,000              0       200,000     101,415     189,830       200,000            0
    81                 0         11,000              0       200,000     101,415     189,830       200,000            0
    82                 0         11,000              0       200,000     101,415     189,830       200,000            0
    83                 0         11,000              0       200,000     101,415     189,830       200,000            0
    84                 0         11,000              0       200,000     101,415     189,830       200,000            0
    85                 0         11,000              0       200,000     101,415     189,830       200,000            0
    86                 0         11,000              0       200,000     101,415     189,830       200,000            0
    87                 0         11,000              0       200,000     101,415     189,830       200,000            0
    88                 0         11,000              0       200,000     101,415     189,830       200,000            0
    89                 0         11,000              0       200,000     101,415     189,830       200,000            0
    90                 0         11,000              0       200,000     101,415     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $105,000        $     0       $112,066      $100,000    $100,000    $106,000      $106,000     $112,066
    53           112,066              0        119,536       100,000     112,066     118,790       118,790      119,536
    54           119,536              0        127,503       100,000     119,536     126,708       126,708      127,503
    55           127,503              0        136,002       100,000     127,503     135,154       135,154      136,002
    56           136,002              0        145,068       100,000     136,002     144,163       144,163      145,068
    57           145,068              0        154,738       100,000     145,068     153,772       153,772      154,738
    58           154,738              0        165,052       100,000     154,738     164,022       164,022      165,052
    59           165,052              0        176,054       100,000     165,052     174,955       174,955      176,054
    60           176,054              0        187,789       100,000     176,054     186,617       186,617      187,789
    61           187,789              0        200,306       100,000     187,789     199,056       199,056      200,306
    62           200,306              0        213,658       100,000     200,306     212,324       212,324      213,658
    63           213,658              0        227,900       100,000     213,658     226,477       226,477      227,900
    64           227,900              0        243,091       100,000     227,900     241,574       241,574      243,091
    65           243,091         14,172        245,122       200,000     243,091     257,676       257,676      245,122
    66           245,122         14,172        247,244       200,000     245,122     257,676       257,676      247,244
    67           247,244         14,172        249,535       200,000     247,244     257,676       257,676      249,535
    68           249,535         14,172        252,009       200,000     249,535     257,676       257,676      252,009
    69           252,009         14,172        254,682       200,000     252,009     257,676       257,676      254,682
    70           254,682         24,172        247,568       200,000     254,682     257,676       257,676      247,568
    71           247,568         13,622        250,565       192,235     244,794     247,672       247,672      250,565
    72           250,565         13,781        256,829       192,235     250,565     247,672       250,565      256,829
    73           256,829         14,126        263,249       192,235     256,829     247,672       256,829      263,249
    74           263,249         14,479        269,831       192,235     263,249     247,672       263,249      269,831
    75           269,831         14,841        276,576       192,235     269,831     247,672       269,831      276,576
    76           276,576         15,212        283,491       192,235     276,576     247,672       276,576      283,491
    77           283,491         15,592        290,578       192,235     283,491     247,672       283,491      290,578
    78           290,578         15,982        297,842       192,235     290,578     247,672       290,578      297,842
    79           297,842         16,381        305,289       192,235     297,842     247,672       297,842      305,289
    80           305,289         16,791        312,921       192,235     305,289     247,672       305,289      312,921
    81           312,921         17,211        320,744       192,235     312,921     247,672       312,921      320,744
    82           320,744         17,641        328,762       192,235     320,744     247,672       320,744      328,762
    83           328,762         18,082        336,981       192,235     328,762     247,672       328,762      336,981
    84           336,981         18,534        345,406       192,235     336,981     247,672       336,981      345,406
    85           345,406         18,997        354,041       192,235     345,406     247,672       345,406      354,041
    86           354,041         19,472        362,892       192,235     354,041     247,672       354,041      362,892
    87           362,892         19,959        371,964       192,235     362,892     247,672       362,892      371,964
    88           371,964         20,458        381,264       192,235     371,964     247,672       371,964      381,264
    89           381,264         20,969        390,795       192,235     381,264     247,672       381,264      390,795
    90           390,795         21,494        400,565       192,235     390,795     247,672       390,795      400,565
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $105,000        $     0       $112,066      $100,000    $100,000    $106,000      $106,000     $112,066
    73           112,066              0        119,536       100,000     112,066     118,790       118,790      119,536
    74           119,536              0        127,503       100,000     119,536     126,708       126,708      127,503
    75           127,503              0        136,002       100,000     127,503     135,154       135,154      136,002
    76           136,002              0        145,068       100,000     136,002     144,163       144,163      145,068
    77           145,068              0        154,738       100,000     145,068     153,772       153,772      154,738
    78           154,738              0        165,052       100,000     154,738     164,022       164,022      165,052
    79           165,052              0        176,054       100,000     165,052     174,955       174,955      176,054
    80           176,054              0        187,789       100,000     176,054     186,617       186,617      187,789
    81           187,789              0        200,306       100,000     187,789     199,056       199,056      200,306
    82           200,306         14,863        198,795       200,000     200,306     212,324       212,324      198,795
    83           198,795         14,863        197,104       200,000     200,306     212,324       212,324      197,104
    84           197,104         14,863        195,277       200,000     200,306     212,324       212,324      195,277
    85           195,277         14,863        193,304       200,000     200,306     212,324       212,324      193,304
    86           193,304         14,863        191,173       200,000     200,306     212,324       212,324      191,173
    87           191,173         14,863        188,872       200,000     200,306     212,324       212,324      188,872
    88           188,872         14,863        186,386       200,000     200,306     212,324       212,324      186,386
    89           186,386         14,863        183,702       200,000     200,306     212,324       212,324      183,702
    90           183,702         14,863        180,803       200,000     200,306     212,324       212,324      180,803
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $105,000        $     0       $111,551      $100,000    $100,000    $106,000      $106,000     $111,551
    73           111,551              0        118,472       100,000     111,551     118,244       118,244      118,472
    74           118,472              0        125,854       100,000     118,472     125,580       125,580      125,854
    75           125,854              0        133,728       100,000     125,854     133,405       133,405      133,728
    76           133,728              0        142,127       100,000     133,728     141,752       141,752      142,127
    77           142,127              0        151,086       100,000     142,127     150,655       150,655      151,086
    78           151,086              0        160,642       100,000     151,086     160,151       160,151      160,642
    79           160,642              0        170,835       100,000     160,642     170,281       170,281      170,835
    80           170,835              0        181,708       100,000     170,835     181,086       181,086      181,708
    81           181,708              0        193,305       100,000     181,708     192,611       192,611      193,305
    82           193,305         14,343        191,332       200,000     193,305     204,904       204,904      191,332
    83           191,332         14,343        189,218       200,000     193,305     204,904       204,904      189,218
    84           189,218         14,343        187,008       200,000     193,305     204,904       204,904      187,008
    85           187,008         14,343        184,695       200,000     193,305     204,904       204,904      184,695
    86           184,695         14,343        182,271       200,000     193,305     204,904       204,904      182,271
    87           182,271         14,343        179,727       200,000     193,305     204,904       204,904      179,727
    88           179,727         14,343        177,054       200,000     193,305     204,904       204,904      177,054
    89           177,054         14,343        174,238       200,000     193,305     204,904       204,904      174,238
    90           174,238         14,343        171,197       200,000     193,305     204,904       204,904      171,197
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D.

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial premium payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Premium Payments. Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
--------------------------------------------------------------------------

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,575      $100,000    $106,000      $106,000     $101,575
    54           101,575             --         98,139       101,575     112,360       112,360      100,000
    55            98,139             --         94,687       101,575     119,102       119,102      100,000
    56            94,687             --         91,216       101,575     126,248       126,248      100,000
    57            91,216             --         87,719       101,575     133,823       133,823      100,000
    58            87,719             --         84,191       101,575     141,852       141,852      100,000
    59            84,191             --         80,628       101,575     150,363       150,363      100,000
    60            80,628             --         77,023       101,575     159,385       159,385      100,000
    61            77,023             --         73,370       101,575     168,948       168,948      100,000
    62            73,370             --         69,664       101,575     179,085       179,085      100,000
    63            69,664             --         65,898       101,575     189,830       189,830      100,000
    64            65,898             --         62,065       101,575     201,220       201,220      100,000
    65            62,065        $11,731         46,427       101,575     213,293       213,293       79,829
    66            46,427         11,731         31,101       101,575     213,293       213,293       57,965
    67            31,101         11,731         16,081       101,575     213,293       213,293       33,516
    68            16,081         11,731          1,338       101,575     213,293       213,293        3,430
    69             1,338         11,731             --       101,575     213,293       213,293           --
    70                --         11,731             --       101,575     213,293       213,293           --
    71                --         11,731             --       101,575     213,293       213,293           --
    72                --         11,731             --       101,575     213,293       213,293           --
    73                --         11,731             --       101,575     213,293       213,293           --
    74                --         11,731             --       101,575     213,293       213,293           --
    75                --         11,731             --       101,575     213,293       213,293           --
    76                --         11,731             --       101,575     213,293       213,293           --
    77                --         11,731             --       101,575     213,293       213,293           --
    78                --         11,731             --       101,575     213,293       213,293           --
    79                --         11,731             --       101,575     213,293       213,293           --
    80                --         11,731             --       101,575     213,293       213,293           --
    81                --         11,731             --       101,575     213,293       213,293           --
    82                --         11,731             --       101,575     213,293       213,293           --
    83                --         11,731             --       101,575     213,293       213,293           --
    84                --         11,731             --       101,575     213,293       213,293           --
    85                --         11,731             --       101,575     213,293       213,293           --
    86                --         11,731             --       101,575     213,293       213,293           --
    87                --         11,731             --       101,575     213,293       213,293           --
    88                --         11,731             --       101,575     213,293       213,293           --
    89                --         11,731             --       101,575     213,293       213,293           --
    90                --         11,731             --       101,575     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,425      $100,000    $106,000      $106,000     $101,425
    54           101,425             --         97,842       101,425     112,360       112,360      100,000
    55            97,842             --         94,246       101,425     119,102       119,102      100,000
    56            94,246             --         90,633       101,425     126,248       126,248      100,000
    57            90,633             --         86,998       101,425     133,823       133,823      100,000
    58            86,998             --         83,335       101,425     141,852       141,852      100,000
    59            83,335             --         79,639       101,425     150,363       150,363      100,000
    60            79,639             --         75,903       101,425     159,385       159,385      100,000
    61            75,903             --         72,124       101,425     168,948       168,948      100,000
    62            72,124             --         68,293       101,425     179,085       179,085      100,000
    63            68,293             --         64,404       101,425     189,830       189,830      100,000
    64            64,404             --         60,450       101,425     201,220       201,220      100,000
    65            60,450        $11,731         44,712       101,425     213,293       213,293       79,216
    66            44,712         11,731         29,306       101,425     213,293       213,293       56,571
    67            29,306         11,731         14,225       101,425     213,293       213,293       31,003
    68            14,225         11,731             --       101,425     213,293       213,293           --
    69                --         11,731             --       101,425     213,293       213,293           --
    70                --         11,731             --       101,425     213,293       213,293           --
    71                --         11,731             --       101,425     213,293       213,293           --
    72                --         11,731             --       101,425     213,293       213,293           --
    73                --         11,731             --       101,425     213,293       213,293           --
    74                --         11,731             --       101,425     213,293       213,293           --
    75                --         11,731             --       101,425     213,293       213,293           --
    76                --         11,731             --       101,425     213,293       213,293           --
    77                --         11,731             --       101,425     213,293       213,293           --
    78                --         11,731             --       101,425     213,293       213,293           --
    79                --         11,731             --       101,425     213,293       213,293           --
    80                --         11,731             --       101,425     213,293       213,293           --
    81                --         11,731             --       101,425     213,293       213,293           --
    82                --         11,731             --       101,425     213,293       213,293           --
    83                --         11,731             --       101,425     213,293       213,293           --
    84                --         11,731             --       101,425     213,293       213,293           --
    85                --         11,731             --       101,425     213,293       213,293           --
    86                --         11,731             --       101,425     213,293       213,293           --
    87                --         11,731             --       101,425     213,293       213,293           --
    88                --         11,731             --       101,425     213,293       213,293           --
    89                --         11,731             --       101,425     213,293       213,293           --
    90                --         11,731             --       101,425     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,575      $100,000    $106,000      $106,000     $101,575
    74           101,575             --         98,139       101,575     112,360       112,360      100,000
    75            98,139             --         94,687       101,575     119,102       119,102      100,000
    76            94,687             --         91,216       101,575     126,248       126,248      100,000
    77            91,216             --         87,719       101,575     133,823       133,823      100,000
    78            87,719             --         84,191       101,575     141,852       141,852      100,000
    79            84,191             --         80,628       101,575     150,363       150,363      100,000
    80            80,628             --         77,023       101,575     159,385       159,385      100,000
    81            77,023             --         73,370       101,575     168,948       168,948      100,000
    82            73,370        $12,536         57,129       101,575     179,085       179,085       82,005
    83            57,129         12,536         41,211       101,575     179,085       179,085       62,879
    84            41,211         12,536         25,613       101,575     179,085       179,085       42,216
    85            25,613         12,536         10,326       101,575     179,085       179,085       19,068
    86            10,326         12,536             --       101,575     179,085       179,085           --
    87                --         12,536             --       101,575     179,085       179,085           --
    88                --         12,536             --       101,575     179,085       179,085           --
    89                --         12,536             --       101,575     179,085       179,085           --
    90                --         12,536             --       101,575     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,175      $100,000    $106,000      $106,000     $101,175
    74           101,175             --         97,347       101,175     112,360       112,360      100,000
    75            97,347             --         93,511       101,175     119,102       119,102      100,000
    76            93,511             --         89,663       101,175     126,248       126,248      100,000
    77            89,663             --         85,797       101,175     133,823       133,823      100,000
    78            85,797             --         81,908       101,175     141,852       141,852      100,000
    79            81,908             --         77,990       101,175     150,363       150,363      100,000
    80            77,990             --         74,038       101,175     159,385       159,385      100,000
    81            74,038             --         70,045       101,175     168,948       168,948      100,000
    82            70,045        $12,536         53,520       101,175     179,085       179,085       81,022
    83            53,520         12,536         37,376       101,175     179,085       179,085       60,672
    84            37,376         12,536         21,604       101,175     179,085       179,085       38,394
    85            21,604         12,536          6,173       101,175     179,085       179,085       12,668
    86             6,173         12,536             --       101,175     179,085       179,085           --
    87                --         12,536             --       101,175     179,085       179,085           --
    88                --         12,536             --       101,175     179,085       179,085           --
    89                --         12,536             --       101,175     179,085       179,085           --
    90                --         12,536             --       101,175     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,245      $100,000    $106,000      $106,000     $106,245
    67           106,245         5,843         107,573       106,245     106,000       106,245      107,573
    68           107,573         5,917         108,918       107,573     106,000       107,573      108,918
    69           108,918         5,990         110,279       108,918     106,000       108,918      110,279
    70           110,279         6,065         111,658       110,279     106,000       110,279      111,658
    71           111,658         6,141         113,053       111,658     106,000       111,658      113,053
    72           113,053         6,218         114,467       113,053     106,000       113,053      114,467
    73           114,467         6,296         115,897       114,467     106,000       114,467      115,897
    74           115,897         6,374         117,346       115,897     106,000       115,897      117,346
    75           117,346         6,454         118,813       117,346     106,000       117,346      118,813
    76           118,813         6,535         120,298       118,813     106,000       118,813      120,298
    77           120,298         6,616         121,802       120,298     106,000       120,298      121,802
    78           121,802         6,699         123,324       121,802     106,000       121,802      123,324
    79           123,324         6,783         124,866       123,324     106,000       123,324      124,866
    80           124,866         6,868         126,427       124,866     106,000       124,866      126,427
    81           126,427         6,953         128,007       126,427     106,000       126,427      128,007
    82           128,007         7,040         129,607       128,007     106,000       128,007      129,607
    83           129,607         7,128         131,227       129,607     106,000       129,607      131,227
    84           131,227         7,217         132,868       131,227     106,000       131,227      132,868
    85           132,868         7,308         134,528       132,868     106,000       132,868      134,528
    86           134,528         7,399         136,210       134,528     106,000       134,528      136,210
    87           136,210         7,492         137,913       136,210     106,000       136,210      137,913
    88           137,913         7,585         139,637       137,913     106,000       137,913      139,637
    89           139,637         7,680         141,382       139,637     106,000       139,637      141,382
    90           141,382         7,776         143,149       141,382     106,000       141,382      143,149
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,093      $100,000    $106,000      $106,000     $106,093
    67           106,093         5,835         107,265       106,093     106,000       106,093      107,265
    68           107,265         5,900         108,449       107,265     106,000       107,265      108,449
    69           108,449         5,965         109,645       108,449     106,000       108,449      109,645
    70           109,645         6,030         110,854       109,645     106,000       109,645      110,854
    71           110,854         6,097         112,074       110,854     106,000       110,854      112,074
    72           112,074         6,164         113,308       112,074     106,000       112,074      113,308
    73           113,308         6,232         114,553       113,308     106,000       113,308      114,553
    74           114,553         6,300         115,811       114,553     106,000       114,553      115,811
    75           115,811         6,370         117,082       115,811     106,000       115,811      117,082
    76           117,082         6,440         118,366       117,082     106,000       117,082      118,366
    77           118,366         6,510         119,663       118,366     106,000       118,366      119,663
    78           119,663         6,581         120,972       119,663     106,000       119,663      120,972
    79           120,972         6,653         122,295       120,972     106,000       120,972      122,295
    80           122,295         6,726         123,631       122,295     106,000       122,295      123,631
    81           123,631         6,800         124,980       123,631     106,000       123,631      124,980
    82           124,980         6,874         126,343       124,980     106,000       124,980      126,343
    83           126,343         6,949         127,719       126,343     106,000       126,343      127,719
    84           127,719         7,025         129,109       127,719     106,000       127,719      129,109
    85           129,109         7,101         130,512       129,109     106,000       129,109      130,512
    86           130,512         7,178         131,930       130,512     106,000       130,512      131,930
    87           131,930         7,256         133,361       131,930     106,000       131,930      133,361
    88           133,361         7,335         134,807       133,361     106,000       133,361      134,807
    89           134,807         7,414         136,266       134,807     106,000       134,807      136,266
    90           136,266         7,495         137,740       136,266     106,000       136,266      137,740
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial premium payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any premium payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative premium payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional premium payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional premium payments will not increase the Roll-Up Value.

Premium Payments. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the premium payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the premium payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Maturity Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Maturity Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (6) the Roll-Up Value increases until age 70;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    63          $105,000            --        $102,900      $100,000      $105,000      $102,900
    64           102,900            --         100,842       102,900       110,000       100,842
    65           100,842            --          98,825       102,900       115,000       100,000
    66            98,825            --          96,849       102,900       120,000       100,000
    67            96,849            --          94,912       102,900       125,000       100,000
    68            94,912            --          93,013       102,900       130,000       100,000
    69            93,013            --          91,153       102,900       135,000       100,000
    70            91,153        $8,400          80,930       102,900       140,000        90,597
    71            80,930         8,400          70,912       102,900       140,000        81,001
    72            70,912         8,400          61,093       102,900       140,000        71,210
    73            61,093         8,400          51,471       102,900       140,000        61,220
    74            51,471         8,400          42,042       102,900       140,000        51,025
    75            42,042         8,400          32,801       102,900       140,000        40,622
    76            32,801         8,400          23,745       102,900       140,000        30,007
    77            23,745         8,400          14,870       102,900       140,000        19,175
    78            14,870         8,400           6,148       102,900       140,000         8,103
    79             6,148         8,400              --       102,900       140,000            --
    80                --         8,400              --       102,900       140,000            --
    81                --         8,400              --       102,900       140,000            --
    82                --         8,400              --       102,900       140,000            --
    83                --         8,400              --       102,900       140,000            --
    84                --         8,400              --       102,900       140,000            --
    85                --         8,400              --       102,900       140,000            --
    86                --         8,400              --       102,900       140,000            --
    87                --         8,400              --       102,900       140,000            --
    88                --         8,400              --       102,900       140,000            --
    89                --         8,400              --       102,900       140,000            --
    90                --         8,400              --       102,900       140,000            --
--------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (6) the Roll-Up Value increases for 5 years;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    78          $105,000            --        $102,900      $100,000      $105,000      $102,900
    79           102,900            --         100,842       102,900       110,000       100,842
    80           100,842            --          98,825       102,900       115,000       100,000
    81            98,825            --          96,849       102,900       120,000       100,000
    82            96,849        $8,750          86,162       102,900       125,000        90,781
    83            86,162         8,750          75,688       102,900       125,000        81,374
    84            75,688         8,750          65,425       102,900       125,000        71,774
    85            65,425         8,750          55,366       102,900       125,000        61,979
    86            55,366         8,750          45,509       102,900       125,000        51,984
    87            45,509         8,750          35,849       102,900       125,000        41,785
    88            35,849         8,750          26,382       102,900       125,000        31,378
    89            26,382         8,750          17,104       102,900       125,000        20,759
    90            17,104         8,750           7,987       102,900       125,000         9,906
--------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the Roll-Up Value increases for 1 year;

   (7) the contract earns a net return of 8%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    66          $105,000        $ 5,775       $107,625      $100,000      $105,000      $107,625
    67           107,625          5,919        110,316       107,625       105,000       110,316
    68           110,316          6,067        113,074       110,316       105,000       113,074
    69           113,074          6,219        115,900       113,074       105,000       115,900
    70           115,900          6,375        118,798       115,900       105,000       118,798
    71           118,798          6,534        121,768       118,798       105,000       121,768
    72           121,768          6,697        124,812       121,768       105,000       124,812
    73           124,812          6,865        127,932       124,812       105,000       127,932
    74           127,932          7,036        131,131       127,932       105,000       131,131
    75           131,131          7,212        134,409       131,131       105,000       134,409
    76           134,409          7,392        137,769       134,409       105,000       137,769
    77           137,769          7,577        141,213       137,769       105,000       141,213
    78           141,213          7,767        144,744       141,213       105,000       144,744
    79           144,744          7,961        148,362       144,744       105,000       148,362
    80           148,362          8,160        152,071       148,362       105,000       152,071
    81           152,071          8,364        155,873       152,071       105,000       155,873
    82           155,873          8,573        159,770       155,873       105,000       159,770
    83           159,770          8,787        163,764       159,770       105,000       163,764
    84           163,764          9,007        167,858       163,764       105,000       167,858
    85           167,858          9,232        172,055       167,858       105,000       172,055
    86           172,055          9,463        176,356       172,055       105,000       176,356
    87           176,356          9,700        180,765       176,356       105,000       180,765
    88           180,765          9,942        185,284       180,765       105,000       185,284
    89           185,284         10,191        189,916       185,284       105,000       189,916
    90           189,916         10,445        194,664       189,916       105,000       194,664
--------------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to premium payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

Premium Payments. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by 50% of the premium payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. If all of the Annuitants are ages 50 through 80, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
premium payments less Gross Withdrawals. premium payments less Gross Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 80 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $105,000        $5,500        $97,400       $100,000     $94,500
66        97,400         5,500         89,952        100,000      89,000
67        89,952         5,500         82,653        100,000      83,500
68        82,653         5,500         75,500        100,000      78,000
69        75,500         5,500         68,490        100,000      72,500
70        68,490         5,500         61,620        100,000      67,000
71        61,620         5,500         54,888        100,000      61,500
72        54,888         5,500         48,290        100,000      56,000
73        48,290         5,500         41,824        100,000      50,500
74        41,824         5,500         35,488        100,000      45,000
75        35,488         5,500         29,278        100,000      39,500
76        29,278         5,500         23,192        100,000      34,000
77        23,192         5,500         17,229        100,000      28,500
78        17,229         5,500         11,384        100,000      23,000
79        11,384         5,500          5,631        100,000      17,500
80         5,631         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets the Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $105,000        $ 5,500       $107,900      $100,000     $94,500
66       107,900          5,935        110,598       107,900      88,566
67       110,598          6,083        113,362       110,598      82,483
68       113,362          6,235        116,196       113,362      76,248
69       116,196          6,391        119,101       116,196      69,857
70       119,101          6,551        122,079       119,101      63,306
71       122,079          6,714        125,131       122,079      56,592
72       125,131          6,882        128,259       125,131      49,710
73       128,259          7,054        131,466       128,259      42,656
74       131,466          7,231        134,752       131,466      35,425
75       134,752          7,411        138,121       134,752      28,014
76       138,121          7,597        141,574       138,121      20,417
77       141,574          7,787        145,114       141,574      12,630
78       145,114          7,981        148,741       145,114       4,649
79       148,741          8,181        152,460       148,741           0
80       152,460          8,385        156,271       152,460           0
81       156,271          8,595        160,178       156,271           0
82       160,178          8,810        164,183       160,178           0
83       164,183          9,030        168,287       164,183           0
84       168,287          9,256        172,494       168,287           0
85       172,494          9,487        176,807       172,494           0
86       176,807          9,724        181,227       176,807           0
87       181,227          9,967        185,758       181,227           0
88       185,758         10,217        190,401       185,758           0
89       190,401         10,472        195,162       190,401           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -      Limit -        Base -     Benefit -
Age Beginning of Year End of Year   End of Year    Before Withdrawal End of Year End of Year
--------------------------------------------------------------------------------------------
65      $105,000        $7,000        $106,400          $ 5,500       $ 93,000     $93,000
66       106,400         7,000         107,912            5,852         99,400      86,000
67       107,912         7,000         109,545            5,935        100,912      79,000
68       109,545         7,000         111,309            6,025        102,545      72,000
69       111,309         7,000         113,213            6,122        104,309      65,000
70       113,213         7,000         115,270            6,227        106,213      58,000
71       115,270         7,000         117,492            6,340        108,270      51,000
72       117,492         7,000         119,891            6,462        110,492      44,000
73       119,891         7,000         122,483            6,594        112,891      37,000
74       122,483         7,000         125,281            6,737        115,483      30,000
75       125,281         7,000         128,304            6,890        118,281      23,000
76       128,304         7,000         131,568            7,057        121,304      16,000
77       131,568         7,000         135,093            7,236        124,568       9,000
78       135,093         7,000         138,901            7,430        128,093       2,000
79       138,901         7,000         143,013            7,640        131,901           0
80       143,013         7,000         147,454            7,866        136,013           0
81       147,454         7,000         152,250            8,110        140,454           0
82       152,250         7,000         157,430            8,374        145,250           0
83       157,430         7,000         163,025            8,659        150,430           0
84       163,025         7,000         169,067            8,966        156,025           0
85       169,067         7,000         175,592            9,299        162,067           0
86       175,592         7,000         182,639            9,658        168,592           0
87       182,639         7,000         190,251           10,045        175,639           0
88       190,251         7,000         198,471           10,464        183,251           0
89       198,471         7,000         207,348           10,916        191,471           0
--------------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus and Lifetime Income Plus 2007, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. --Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provisions, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Contingent Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

If any owner or joint owner who is not also an Annuitant dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application. You may elect the Annual Step-Up Death Benefit Rider with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. You may not elect any of the other optional death benefit riders with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) premium payments adjusted for any partial surrenders and any applicable premium taxes; and

   (b) the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders (including partial surrenders taken pursuant to the terms of Lifetime Income Plus or Lifetime Income Plus 2007) will reduce the death benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and
(b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of premium payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

Partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if the Annuitant is age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

   (b) is the total of any partial surrenders;

   (c) is the total of premium payments paid; and

   (d) is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

  . Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contract.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner (or the Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the Payment Choices described below, or a default Payment Choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the Payment Choices below or have the default Payment Choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following Payment Choices (and if no election is made, the default Payment Choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to Payment Choice (2).

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Maturity Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was also an Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

DEATH OF OWNER AND/OR ANNUITANT

The following death benefit provisions apply to contracts issued prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, unless noted otherwise.

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

For contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned.

While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              Amount of
     Person who died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued, unless you elect to take income payments pursuant to Payment Optimizer Plus. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Payment Optimizer Plus" sections of this provision.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (ii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iii) if Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Maturity Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. Unless you have elected Payment Optimizer Plus, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected Payment Optimizer Plus, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or Payment Optimizer Plus:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Maturity Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Partial Surrenders and Transfers

You may take a partial surrender or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Maturity Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below.

After such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments
are Calculated

Initial Income
Payment. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b) multiplied by
(c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for partial surrenders and transfers.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for partial surrenders and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Maturity Date. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Maturity Date. If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (6) the owner makes scheduled transfers of $840 at the first of every month (for a total of $10,080 per year) for 10 years; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $100,800    $10,080   $100,781     $      0    $10,080   $ 10,351   $ 1,004
  2     100,781     10,080     95,469       10,351     10,080     21,219     2,008
  3      95,469     10,080     89,892       21,219     10,080     32,631     3,012
  4      89,892     10,080     84,035       32,631     10,080     44,614     4,016
  5      84,035     10,080     77,886       44,614     10,080     57,196     5,020
  6      77,886     10,080     71,429       57,196     10,080     70,406     6,024
  7      71,429     10,080     64,650       70,406     10,080     84,278     7,029
  8      64,650     10,080     57,531       84,278     10,080     98,842     8,033
  9      57,531     10,080     50,057       98,842     10,080    114,136     9,037
 10      50,057     10,080     42,209      114,136     10,080    130,193    10,041
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,977    $10,041   $10,041     $64
 12    10,121     10,041    10,121       0
 13    10,268     10,041    10,268       0
 14    10,417     10,041    10,417       0
 15    10,568     10,041    10,568       0
 16    10,721     10,041    10,721       0
 17    10,876     10,041    10,876       0
 18    11,034     10,041    11,034       0
 19    11,194     10,041    11,194       0
 20    11,356     10,041    11,356       0
----------------------------------------------

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (6) the owner transfers the entire $100,800 ($96,000 + $4,800) into the GIS Subaccount at the beginning of year 1; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $100,800   $100,800      $0        $      0   $100,800   $111,132   $10,543
  2           0          0       0         111,132          0    116,689    10,543
  3           0          0       0         116,689          0    122,523    10,543
  4           0          0       0         122,523          0    128,649    10,543
  5           0          0       0         128,649          0    135,082    10,543
  6           0          0       0         135,082          0    141,836    10,543
  7           0          0       0         141,836          0    148,928    10,543
  8           0          0       0         148,928          0    156,374    10,543
  9           0          0       0         156,374          0    164,193    10,543
 10           0          0       0         164,193          0    172,402    10,543
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $13,211    $10,543   $13,211      $0
 12    13,403     10,543    13,403       0
 13    13,597     10,543    13,597       0
 14    13,794     10,543    13,794       0
 15    13,994     10,543    13,994       0
 16    14,197     10,543    14,197       0
 17    14,402     10,543    14,402       0
 18    14,611     10,543    14,611       0
 19    14,823     10,543    14,823       0
 20    15,038     10,543    15,038       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Maturity Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Maturity Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial surrenders and income payments, see the "Tax Matters" provision below.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Maturity Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Maturity Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

There is an extra charge for this rider.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging Program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts" and "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares (formerly, Janus Aspen Series -- Balanced Portfolio -- Service Shares);


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional premium payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by 50% of the premium payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

Reset of Benefit Base. If all of the Annuitants are ages 50 through 80, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 80, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you to our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Maturity Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider change, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

   (b) is the Contract Value on the Valuation Day prior to the Maturity Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Maturity Date and the contract will terminate on the Maturity Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Maturity Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Maturity Date, you may request to terminate your contract and this rider. If the free look period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value: If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of premium payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Maturity Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Maturity Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Maturity Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or partial withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the benefit base is reset on each contract anniversary;

   (7) the Maturity Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

 (10)  there is no premium tax.

On the Maturity Date, the income base is set equal to the benefit base.


                                                        Additional
               Monthly                                    Death
        Annual  Level  Guaranteed          Adjustment   Proceeds -
Annuity Income Income   Payment   Monthly    Account    Beginning
 Year   Amount Amount    Floor    Income  (End of Year)  of Year
------------------------------------------------------------------
   1    $6,843  $570      $613     $613      $  507      $105,000
   2     6,580   548       613      613       1,277        97,650
   3     6,327   527       613      613       2,301        90,300
   4     6,083   507       613      613       3,568        82,950
   5     5,849   487       613      613       5,068        75,600
------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $105,000 x .06517 = $6,843). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $570 ($6,843 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($105,000 x .07) / 12 = $613). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $613 and $570. The additional death proceeds equal the income base minus the sum of all monthly income paid.

This next example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 8%;

   (6) the benefit base is reset on the first contract anniversary;

   (7) the Contract Value at the end of the first contract year is $113,400;

   (8) the Maturity Date is the first contract anniversary;

   (9) the guaranteed payment floor percentage is 7%; and

 (10)  there is no premium tax.

                                                  Income
                                                Base, Less
                                                Commutation
                                                  Charge,
        Annual Monthly Commutation Adjustment  Less Monthly  Commutation
Annuity Income Income    Base -     Account -  Income Paid -   Value -
 Year   Amount  Paid   End of Year End of Year  End of Year  End of Year
------------------------------------------------------------------------
   1    $7,146 $7,938   $114,754     $  792       $97,462      $97,462
   2     7,421  7,938    115,919      1,308        90,524       90,524
   3     7,707  7,938    116,869      1,539        83,586       83,586
   4     8,003  7,938    117,575      1,474        76,648       76,648
   5     8,311  7,938    118,006      1,101        69,710       69,710
   6     8,631  7,938    118,125        409        62,772       62,772
   7     8,963  8,554    117,895          0        55,218       55,218
------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($113,400 - $7,146) x 1.08 = $114,754). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($113,400 - 8% x $100,000 - $7,938 = $97,462) and
(ii) the commutation base, less the commutation charge, less the value of the adjustment account ($114,754 - 8% x $100,000 - $0 = $106,754). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($114,754 - $7,421) x 1.08 = $115,919).

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings.

We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are subject to tax as partial withdrawals.

Distributions received before the Maturity Date pursuant to Guaranteed Income Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage" section of the prospectus.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on surrenders, partial surrenders or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10%

     IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The

Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2017, 2016 and 2015, $37.6 million, $42.6 million and $50.1 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2017, 2016 and 2015, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


In April 2017, we were named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon our termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by the Company in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by the Company for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming the Company as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and, on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples -- Death Benefit Calculations

Basic Death Benefit

The following examples are for contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/09 $20,000 $20,000     $20,000
3/31/17          20,000      20,000
3/31/18          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) the owner takes no partial surrenders; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional premium payments;

   (4) the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender, including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

        Premium  Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

The following examples are for contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable state modifications and prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

                   Annuitant's End of Contract     Basic
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             Premium Contract     Basic
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/09 $50,000 $50,000     $50,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The following examples are for contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications.

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

                   Annuitant's End of Contract  Unadjusted
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             Premium Contract  Unadjusted
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/09 $50,000 $50,000     $50,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                 Contract           Death   Optional Enhanced
 Date   Premium   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




  Guaranteed Income Advantage or Payment Optimizer Plus (for Single Annuitant
                              contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.71            $13.27        25,473     2017
                                                            11.45             11.71        29,327     2016
                                                            11.54             11.45        31,849     2015
                                                            11.00             11.54        34,726     2014
                                                             9.66             11.00        37,657     2013
                                                             8.70              9.66        40,580     2012
                                                             9.16              8.70        43,674     2011
                                                             8.48              9.16        63,602     2010
                                                             6.95              8.48        67,217     2009
                                                            10.17              6.95        72,635     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.51            $14.04            --     2017
                                                            10.83             10.51            --     2016
                                                            10.77             10.83            --     2015
                                                            10.49             10.77            --     2014
                                                             8.71             10.49            --     2013
                                                             7.86              8.71            --     2012
                                                            10.47              7.86            --     2011
                                                             9.01             10.47            --     2010
                                                             6.01              9.01            --     2009
                                                            11.68              6.01            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.15            $16.44            --     2017
                                                            13.00             14.15            --     2016
                                                            13.09             13.00            --     2015
                                                            12.23             13.09            --     2014
                                                             9.28             12.23            --     2013
                                                             8.08              9.28            --     2012
                                                             7.77              8.08            --     2011
                                                             7.04              7.77            --     2010
                                                             5.97              7.04            --     2009
                                                            10.27              5.97            --     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.10            $ 7.47        19,572     2017
                                                             6.28              6.10        58,931     2016
                                                             6.26              6.28        46,037     2015
                                                             6.83              6.26        50,546     2014
                                                             5.68              6.83        38,847     2013
                                                             5.08              5.68        78,778     2012
                                                             6.44              5.08        67,434     2011
                                                             6.30              6.44        59,312     2010
                                                             4.79              6.30        62,824     2009
                                                            10.46              4.79        73,138     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $16.51            $21.30            --     2017
                                                                        16.47             16.51            --     2016
                                                                        15.17             16.47            --     2015
                                                                        13.60             15.17            --     2014
                                                                        10.14             13.60            --     2013
                                                                         8.87             10.14            --     2012
                                                                         9.41              8.87            --     2011
                                                                         8.74              9.41            --     2010
                                                                         6.51              8.74            --     2009
                                                                        11.04              6.51            --     2008
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $17.44            $22.86            --     2017
                                                                        16.76             17.44            --     2016
                                                                        17.38             16.76            --     2015
                                                                        18.12             17.38         9,405     2014
                                                                        12.73             18.12            --     2013
                                                                        11.33             12.73            --     2012
                                                                        11.10             11.33            --     2011
                                                                         8.30             11.10            --     2010
                                                                         5.99              8.30            --     2009
                                                                        11.25              5.99            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.44            $18.02            --     2017
                                                                        14.42             14.44            --     2016
                                                                        14.02             14.42            --     2015
                                                                        13.20             14.02            --     2014
                                                                         9.61             13.20            --     2013
                                                                        10.00              9.61            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $16.28            $20.26            --     2017
                                                                        16.29             16.28            --     2016
                                                                        15.88             16.29            --     2015
                                                                        14.99             15.88            --     2014
                                                                        10.95             14.99            --     2013
                                                                         9.86             10.95            --     2012
                                                                        10.75              9.86            --     2011
                                                                         9.18             10.75            --     2010
                                                                         5.66              9.18            --     2009
                                                                        11.35              5.66            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.34            $16.51             0     2017
                                                                        12.51             14.34        21,347     2016
                                                                        13.62             12.51            --     2015
                                                                        12.74             13.62            --     2014
                                                                         9.59             12.74            --     2013
                                                                         8.23              9.59            --     2012
                                                                         8.59              8.23            --     2011
                                                                         7.58              8.59            --     2010
                                                                         6.02              7.58            --     2009
                                                                         9.58              6.02            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.22            $15.77        30,718     2017
                                                                        13.17             14.22        32,311     2016
                                                                        14.27             13.17            --     2015
                                                                        13.47             14.27            --     2014
                                                                        10.64             13.47            --     2013
                                                                         9.54             10.64            --     2012
                                                                         9.74              9.54            --     2011
                                                                         9.08              9.74            --     2010
                                                                         7.22              9.08            --     2009
                                                                        10.56              7.22            --     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $14.42            $15.65         5,629     2017
                                                                               12.82             14.42         6,873     2016
                                                                               13.44             12.82         7,267     2015
                                                                               12.61             13.44         8,140     2014
                                                                               10.31             12.61         8,611     2013
                                                                                9.37             10.31         9,334     2012
                                                                                9.69              9.37         9,779     2011
                                                                                8.83              9.69        11,459     2010
                                                                                7.36              8.83        10,682     2009
                                                                                9.72              7.36        10,855     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $10.48            $12.59        15,453     2017
                                                                               10.77             10.48         9,899     2016
                                                                               11.29             10.77        26,765     2015
                                                                               11.52             11.29        21,326     2014
                                                                                9.90             11.52        23,066     2013
                                                                                8.77              9.90        26,596     2012
                                                                                9.63              8.77        19,721     2011
                                                                                8.73              9.63        19,809     2010
                                                                                6.61              8.73        34,148     2009
                                                                               11.34              6.61        39,913     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $10.62            $12.20            --     2017
                                                                                9.20             10.62            --     2016
                                                                               10.51              9.20            --     2015
                                                                               10.09             10.51            --     2014
                                                                                7.73             10.09            --     2013
                                                                                6.70              7.73            --     2012
                                                                                7.08              6.70            --     2011
                                                                                6.76              7.08            --     2010
                                                                                4.67              6.76            --     2009
                                                                                9.92              4.67            --     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.64            $11.83        16,350     2017
                                                                               11.39             11.64        17,744     2016
                                                                               11.92             11.39         5,077     2015
                                                                               11.78             11.92        33,662     2014
                                                                               13.14             11.78        36,339     2013
                                                                               12.50             13.14        32,843     2012
                                                                               11.42             12.50        34,637     2011
                                                                               11.09             11.42        41,278     2010
                                                                               10.27             11.09        71,000     2009
                                                                               10.66             10.27        66,445     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.08            $16.81            --     2017
                                                                               12.47             15.08            --     2016
                                                                               13.66             12.47            --     2015
                                                                               13.27             13.66            --     2014
                                                                                9.54             13.27            --     2013
                                                                                8.60              9.54            --     2012
                                                                                9.01              8.60            --     2011
                                                                                7.17              9.01            --     2010
                                                                                5.72              7.17            --     2009
                                                                                9.76              5.72            --     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $14.16            $14.98          9,674
                                                                                      12.28             14.16         17,956
                                                                                      13.35             12.28             --
                                                                                      12.44             13.35             --
                                                                                       9.22             12.44             --
                                                                                       8.27              9.22             --
                                                                                       8.69              8.27             --
                                                                                       7.88              8.69             --
                                                                                       6.15              7.88             --
                                                                                       9.95              6.15             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $12.88            $14.35         89,189
                                                                                      12.67             12.88         98,984
                                                                                      13.06             12.67        134,112
                                                                                      13.08             13.06        146,764
                                                                                      11.67             13.08        153,826
                                                                                      10.84             11.67        164,750
                                                                                      11.48             10.84        186,345
                                                                                      10.68             11.48        206,958
                                                                                       9.02             10.68        219,347
                                                                                      11.46              9.02        224,018
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $14.82            $18.76             --
                                                                                      14.07             14.82             --
                                                                                      14.01             14.07             --
                                                                                      12.55             14.01             --
                                                                                       9.59             12.55             --
                                                                                       8.53              9.59             --
                                                                                       8.51              8.53             --
                                                                                       7.55              8.51             --
                                                                                       6.09              7.55             --
                                                                                      10.51              6.09             --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.67            $12.05             --
                                                                                      10.00              9.67             --
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.41            $13.56         17,719
                                                                                      10.00             10.41             --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.77            $11.93          8,067
                                                                                      11.03             11.77          8,761
                                                                                      11.37             11.03         10,477
                                                                                      11.55             11.37         28,278
                                                                                      11.35             11.55         29,848
                                                                                      10.80             11.35         22,990
                                                                                      10.75             10.80             --
                                                                                      10.06             10.75             --
                                                                                       7.11             10.06         19,867
                                                                                       9.97              7.11         23,713
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.84            $16.54             --    2017
                                                                         14.12             15.84             --    2016
                                                                         14.82             14.12             --    2015
                                                                         14.77             14.82             --    2014
                                                                         14.13             14.77             --    2013
                                                                         12.62             14.13             --    2012
                                                                         12.28             12.62             --    2011
                                                                         10.96             12.28             --    2010
                                                                          7.34             10.96             --    2009
                                                                         10.14              7.34             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.73            $18.46             --    2017
                                                                         14.54             14.73             --    2016
                                                                         13.98             14.54             --    2015
                                                                         13.04             13.98             --    2014
                                                                          9.53             13.04             --    2013
                                                                          8.32              9.53             --    2012
                                                                          9.82              8.32         31,170    2011
                                                                          8.51              9.82         30,145    2010
                                                                          6.73              8.51         24,565    2009
                                                                         11.83              6.73         27,272    2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.71            $16.73         14,293    2017
                                                                         14.04             14.71         16,560    2016
                                                                         14.28             14.04         19,202    2015
                                                                         13.25             14.28         20,135    2014
                                                                         11.34             13.25         21,427    2013
                                                                         10.09             11.34         22,581    2012
                                                                         10.71             10.09         39,990    2011
                                                                          9.28             10.71         39,191    2010
                                                                          6.85              9.28         49,899    2009
                                                                         10.62              6.85         51,815    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.40            $18.34         13,153    2017
                                                                         14.60             15.40          9,957    2016
                                                                         14.84             14.60         47,352    2015
                                                                         13.57             14.84         65,420    2014
                                                                         10.58             13.57         84,459    2013
                                                                          9.30             10.58        107,310    2012
                                                                          9.76              9.30             --    2011
                                                                          8.53              9.76            773    2010
                                                                          6.43              8.53            950    2009
                                                                         11.45              6.43          1,070    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.39            $18.62             --    2017
                                                                         15.30             15.39             --    2016
                                                                         15.47             15.30             --    2015
                                                                         14.27             15.47             --    2014
                                                                         10.54             14.27             --    2013
                                                                          8.80             10.54             --    2012
                                                                          9.24              8.80             --    2011
                                                                          7.99              9.24             --    2010
                                                                          6.01              7.99             --    2009
                                                                         10.46              6.01             --    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $12.96            $14.30        10,138     2017
                                                                  11.24             12.96            --     2016
                                                                  11.98             11.24        25,768     2015
                                                                  11.28             11.98        33,692     2014
                                                                   9.01             11.28        46,751     2013
                                                                   7.86              9.01        58,053     2012
                                                                   7.97              7.86            --     2011
                                                                   7.08              7.97            --     2010
                                                                   5.56              7.08            --     2009
                                                                   9.93              5.56            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.20            $17.36            --     2017
                                                                  13.39             15.20            --     2016
                                                                  14.03             13.39            --     2015
                                                                  13.00             14.03            --     2014
                                                                   9.96             13.00            --     2013
                                                                   8.60              9.96            --     2012
                                                                   8.66              8.60            --     2011
                                                                   7.72              8.66            --     2010
                                                                   6.20              7.72            --     2009
                                                                  10.90              6.20            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.94            $20.95            --     2017
                                                                  16.26             15.94            --     2016
                                                                  15.76             16.26        17,740     2015
                                                                  14.37             15.76        10,278     2014
                                                                  10.67             14.37        12,292     2013
                                                                  10.00             10.67        16,395     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.76            $20.81            --     2017
                                                                  16.00             15.76            --     2016
                                                                  15.28             16.00            --     2015
                                                                  14.05             15.28            --     2014
                                                                  10.55             14.05            --     2013
                                                                   9.41             10.55            --     2012
                                                                   9.61              9.41            --     2011
                                                                   7.92              9.61            --     2010
                                                                   6.32              7.92            --     2009
                                                                  12.25              6.32            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.14            $12.36        54,497     2017
                                                                  11.86             12.14        59,587     2016
                                                                  12.21             11.86        58,454     2015
                                                                  11.80             12.21        46,251     2014
                                                                  12.31             11.80        58,117     2013
                                                                  11.90             12.31        63,411     2012
                                                                  11.35             11.90            --     2011
                                                                  10.77             11.35            --     2010
                                                                   9.52             10.77            --     2009
                                                                  10.07              9.52            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $16.38            $19.35        12,545     2017
                                                                  14.94             16.38        15,529     2016
                                                                  15.51             14.94        15,309     2015
                                                                  14.93             15.51        36,604     2014
                                                                  11.22             14.93        35,631     2013
                                                                  10.00             11.22        47,002     2012
                                                                  11.45             10.00            --     2011
                                                                   9.09             11.45           808     2010
                                                                   6.64              9.09           808     2009
                                                                  11.23              6.64           808     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $14.05            $16.38             --    2017
                                                                         13.12             14.05             --    2016
                                                                         13.84             13.12             --    2015
                                                                         13.26             13.84             --    2014
                                                                         10.40             13.26             --    2013
                                                                          8.36             10.40             --    2012
                                                                          9.38              8.36             --    2011
                                                                          7.58              9.38             --    2010
                                                                          4.92              7.58             --    2009
                                                                         10.32              4.92             --    2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.61            $12.73         23,909    2017
                                                                         10.47             11.61         60,193    2016
                                                                         11.40             10.47         65,876    2015
                                                                         11.31             11.40         69,837    2014
                                                                          9.33             11.31         74,048    2013
                                                                          8.26              9.33         79,084    2012
                                                                          8.57              8.26         83,957    2011
                                                                          7.93              8.57        112,906    2010
                                                                          6.22              7.93        117,114    2009
                                                                          9.90              6.22        118,934    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.24            $14.22        119,508    2017
                                                                         11.85             13.24        132,902    2016
                                                                         13.02             11.85        171,428    2015
                                                                         12.70             13.02        186,060    2014
                                                                         11.38             12.70        222,829    2013
                                                                         10.32             11.38        237,323    2012
                                                                         10.29             10.32        270,047    2011
                                                                          9.32             10.29        305,886    2010
                                                                          7.02              9.32        346,917    2009
                                                                         10.18              7.02        365,530    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.71            $13.49             --    2017
                                                                         11.18             12.71             --    2016
                                                                         12.01             11.18             --    2015
                                                                         11.44             12.01             --    2014
                                                                          9.11             11.44             --    2013
                                                                          8.14              9.11             --    2012
                                                                          8.40              8.14         32,305    2011
                                                                          7.71              8.40         33,937    2010
                                                                          6.25              7.71         64,703    2009
                                                                         10.14              6.25         69,327    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.94            $11.54             --    2017
                                                                          9.26              9.94             --    2016
                                                                         10.11              9.26             --    2015
                                                                         10.62             10.11             --    2014
                                                                          8.29             10.62             --    2013
                                                                          6.99              8.29             --    2012
                                                                          7.67              6.99             --    2011
                                                                          7.29              7.67             --    2010
                                                                          5.68              7.29             --    2009
                                                                         10.05              5.68             --    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.13            $ 8.99            --     2017
                                                                         9.32              9.13            --     2016
                                                                         9.51              9.32            --     2015
                                                                         9.71              9.51            --     2014
                                                                         9.92              9.71            --     2013
                                                                        10.00              9.92            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $15.88            $18.37        17,390     2017
                                                                        15.54             15.88        20,323     2016
                                                                        15.80             15.54        17,133     2015
                                                                        14.90             15.80        18,265     2014
                                                                        12.70             14.90        18,917     2013
                                                                        11.43             12.70        19,752     2012
                                                                        11.52             11.43        34,862     2011
                                                                        10.88             11.52        46,315     2010
                                                                         8.84             10.88        28,634     2009
                                                                        10.75              8.84        29,664     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $17.79            $22.66             0     2017
                                                                        17.82             17.79         8,606     2016
                                                                        16.25             17.82         9,710     2015
                                                                        15.29             16.25        14,967     2014
                                                                        11.93             15.29        17,375     2013
                                                                         9.83             11.93        22,058     2012
                                                                        10.79              9.83        17,544     2011
                                                                        10.34             10.79        17,575     2010
                                                                         7.23             10.34        58,054     2009
                                                                        13.26              7.23        72,505     2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.11            $19.43            --     2017
                                                                        17.30             17.11            --     2016
                                                                        18.01             17.30            --     2015
                                                                        15.31             18.01            --     2014
                                                                        10.61             15.31            --     2013
                                                                         9.14             10.61            --     2012
                                                                         9.14              9.14            --     2011
                                                                         7.48              9.14            --     2010
                                                                         5.69              7.48            --     2009
                                                                         9.78              5.69            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.21            $16.57         1,261     2017
                                                                        12.64             14.21         1,415     2016
                                                                        13.50             12.64         1,620     2015
                                                                        12.15             13.50         1,714     2014
                                                                         9.87             12.15         1,978     2013
                                                                         8.83              9.87         2,253     2012
                                                                         8.37              8.83         2,532     2011
                                                                         7.62              8.37         2,879     2010
                                                                         6.35              7.62         3,101     2009
                                                                         9.96              6.35         3,323     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.44            $11.75            --     2017
                                                                         9.44             10.44            --     2016
                                                                         9.92              9.44            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $15.26            $18.39            --     2017
                                                                      14.38             15.26            --     2016
                                                                      14.69             14.38            --     2015
                                                                      13.55             14.69            --     2014
                                                                      10.50             13.55            --     2013
                                                                       9.02             10.50            --     2012
                                                                       9.44              9.02            --     2011
                                                                       8.69              9.44            --     2010
                                                                       7.01              8.69            --     2009
                                                                      10.72              7.01            --     2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $13.25            $14.54        13,946     2017
                                                                      12.43             13.25        16,115     2016
                                                                      12.77             12.43        17,588     2015
                                                                      12.04             12.77        20,530     2014
                                                                      10.35             12.04        30,365     2013
                                                                       9.53             10.35        32,988     2012
                                                                       9.58              9.53        35,171     2011
                                                                       8.92              9.58        54,055     2010
                                                                       7.73              8.92        49,052     2009
                                                                      10.16              7.73        50,570     2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.94            $16.75            --     2017
                                                                      13.71             14.94            --     2016
                                                                      16.42             13.71            --     2015
                                                                      14.90             16.42            --     2014
                                                                      12.66             14.90            --     2013
                                                                      11.41             12.66            --     2012
                                                                      10.94             11.41            --     2011
                                                                       9.84             10.94            --     2010
                                                                       7.56              9.84            --     2009
                                                                      12.41              7.56            --     2008
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $10.04            $12.60            --     2017
                                                                       9.68             10.04            --     2016
                                                                      10.00              9.68            --     2015
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $13.21            $16.37            --     2017
                                                                      13.82             13.21            --     2016
                                                                      13.66             13.82            --     2015
                                                                      12.12             13.66            --     2014
                                                                       9.56             12.12            --     2013
                                                                       8.57              9.56            --     2012
                                                                       8.88              8.57            --     2011
                                                                       8.30              8.88            --     2010
                                                                       5.88              8.30            --     2009
                                                                      11.05              5.88            --     2008
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.38            $10.01         10,510    2017
                                                                           9.12              9.38         13,832    2016
                                                                           9.26              9.12         13,171    2015
                                                                           8.75              9.26         18,147    2014
                                                                           7.92              8.75         30,688    2013
                                                                           7.21              7.92         32,070    2012
                                                                           7.33              7.21         34,051    2011
                                                                           6.64              7.33         35,762    2010
                                                                           5.58              6.64         24,585    2009
                                                                          10.10              5.58         24,718    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.35            $16.79             --    2017
                                                                          13.35             13.35             --    2016
                                                                          12.81             13.35             --    2015
                                                                          12.40             12.81             --    2014
                                                                           9.33             12.40             --    2013
                                                                           8.20              9.33             --    2012
                                                                           8.30              8.20             --    2011
                                                                           6.67              8.30             --    2010
                                                                           5.15              6.67             --    2009
                                                                          10.34              5.15             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.32            $16.45         11,765    2017
                                                                          12.60             12.32         12,431    2016
                                                                          12.41             12.60         18,369    2015
                                                                          12.41             12.41         25,668    2014
                                                                           9.98             12.41         21,402    2013
                                                                           8.42              9.98         26,457    2012
                                                                           9.40              8.42         30,757    2011
                                                                           8.29              9.40         30,269    2010
                                                                           6.08              8.29         35,841    2009
                                                                          10.40              6.08         43,623    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.88            $17.00         28,265    2017
                                                                          13.65             14.88         34,507    2016
                                                                          13.52             13.65         25,349    2015
                                                                          12.50             13.52         35,740    2014
                                                                           9.71             12.50         42,444    2013
                                                                           8.50              9.71         54,029    2012
                                                                           8.71              8.50        123,357    2011
                                                                           7.67              8.71        131,051    2010
                                                                           6.12              7.67         90,328    2009
                                                                          10.18              6.12        100,666    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.74            $18.68          7,732    2017
                                                                          14.52             16.74          9,207    2016
                                                                          15.79             14.52         15,811    2015
                                                                          14.44             15.79         20,696    2014
                                                                          10.48             14.44         36,801    2013
                                                                           9.09             10.48         50,768    2012
                                                                           9.51              9.09         57,283    2011
                                                                           7.89              9.51         60,712    2010
                                                                           5.89              7.89         13,736    2009
                                                                           9.69              5.89         16,299    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.21            $13.56             --    2017
                                                                              11.04             12.21             --    2016
                                                                              12.41             11.04             --    2015
                                                                              12.61             12.41             --    2014
                                                                              12.86             12.61             --    2013
                                                                              11.44             12.86             --    2012
                                                                              11.45             11.44             --    2011
                                                                              10.35             11.45             --    2010
                                                                               8.70             10.35             --    2009
                                                                              10.56              8.70             --    2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.80            $15.45          6,224    2017
                                                                              13.43             14.80          6,993    2016
                                                                              13.95             13.43         21,569    2015
                                                                              13.78             13.95         17,438    2014
                                                                              13.30             13.78         12,529    2013
                                                                              11.88             13.30         13,101    2012
                                                                              11.74             11.88         22,027    2011
                                                                              10.47             11.74         24,166    2010
                                                                               7.62             10.47         19,098    2009
                                                                              10.17              7.62         23,779    2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.78            $16.84          5,726    2017
                                                                              16.00             15.78          6,579    2016
                                                                              16.57             16.00             --    2015
                                                                              13.64             16.57             --    2014
                                                                              16.00             13.64             --    2013
                                                                              15.64             16.00             --    2012
                                                                              12.49             15.64             --    2011
                                                                              11.43             12.49            381    2010
                                                                              12.20             11.43         17,303    2009
                                                                              10.62             12.20         14,578    2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.36            $11.28          8,526    2017
                                                                              11.44             11.36          9,077    2016
                                                                              11.64             11.44         25,304    2015
                                                                              11.78             11.64         89,752    2014
                                                                              12.05             11.78         87,442    2013
                                                                              11.62             12.05         86,518    2012
                                                                              11.73             11.62         89,379    2011
                                                                              11.38             11.73         96,316    2010
                                                                              10.25             11.38        138,738    2009
                                                                              10.51             10.25        134,752    2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.62            $14.00         48,192    2017
                                                                              13.54             13.62         53,148    2016
                                                                              13.76             13.54         64,004    2015
                                                                              13.47             13.76         46,835    2014
                                                                              14.03             13.47         57,246    2013
                                                                              13.07             14.03         55,732    2012
                                                                              12.88             13.07         66,550    2011
                                                                              12.16             12.88         74,132    2010
                                                                              10.89             12.16         41,292    2009
                                                                              10.61             10.89         40,492    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $14.22            $18.08            --     2017
                                                             14.34             14.22            --     2016
                                                             13.83             14.34            --     2015
                                                             13.23             13.83            --     2014
                                                             10.45             13.23            --     2013
                                                              9.64             10.45            --     2012
                                                             10.31              9.64            --     2011
                                                              9.80             10.31            --     2010
                                                              6.36              9.80            --     2009
                                                             10.71              6.36            --     2008
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $17.02            $22.69            --     2017
                                                             17.60             17.02            --     2016
                                                             16.18             17.60            --     2015
                                                             15.08             16.18            --     2014
                                                             11.23             15.08            --     2013
                                                              9.90             11.23            --     2012
                                                             10.12              9.90            --     2011
                                                              9.27             10.12            --     2010
                                                              6.64              9.27            --     2009
                                                             10.85              6.64            --     2008
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 7.69            $ 7.49        19,988     2017
                                                              6.29              7.69        13,050     2016
                                                              9.03              6.29         8,972     2015
                                                             11.49              9.03         9,081     2014
                                                             10.69             11.49         7,629     2013
                                                             11.24             10.69         8,224     2012
                                                             14.23             11.24            --     2011
                                                             11.39             14.23           574     2010
                                                              6.59             11.39         9,607     2009
                                                             14.38              6.59        14,701     2008
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $21.27            $27.31            --     2017
                                                             20.48             21.27            --     2016
                                                             19.32             20.48            --     2015
                                                             16.80             19.32            --     2014
                                                             12.74             16.80            --     2013
                                                             11.14             12.74            --     2012
                                                             11.13             11.14            --     2011
                                                              9.59             11.13            --     2010
                                                              6.44              9.59            --     2009
                                                             11.32              6.44            --     2008
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $11.28            $11.41            --     2017
                                                             11.18             11.28            --     2016
                                                             11.46             11.18            --     2015
                                                             11.13             11.46            --     2014
                                                             11.52             11.13            --     2013
                                                             11.13             11.52            --     2012
                                                             10.60             11.13            --     2011
                                                             10.06             10.60            --     2010
                                                              9.52             10.06            --     2009
                                                             10.24              9.52            --     2008
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.51            $20.76              --   2017
                                                                16.45             16.51              --   2016
                                                                16.26             16.45              --   2015
                                                                14.56             16.26              --   2014
                                                                11.02             14.56              --   2013
                                                                 9.30             11.02              --   2012
                                                                 9.45              9.30              --   2011
                                                                 8.65              9.45              --   2010
                                                                 6.36              8.65              --   2009
                                                                10.26              6.36              --   2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $15.28            $15.84           6,089   2017
                                                                14.45             15.28           6,859   2016
                                                                14.10             14.45           8,169   2015
                                                                10.92             14.10          11,526   2014
                                                                10.86             10.92          23,600   2013
                                                                 9.50             10.86           8,148   2012
                                                                 8.82              9.50           9,410   2011
                                                                 6.99              8.82          11,589   2010
                                                                 5.25              6.99          15,103   2009
                                                                 8.39              5.25          18,304   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $15.35            $18.27              --   2017
                                                                14.04             15.35              --   2016
                                                                14.18             14.04              --   2015
                                                                12.78             14.18              --   2014
                                                                 9.89             12.78              --   2013
                                                                 8.72              9.89              --   2012
                                                                 8.76              8.72              --   2011
                                                                 7.78              8.76              --   2010
                                                                 6.29              7.78              --   2009
                                                                10.26              6.29              --   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $17.31            $19.11              --   2017
                                                                14.28             17.31              --   2016
                                                                15.20             14.28              --   2015
                                                                14.96             15.20              --   2014
                                                                11.15             14.96              --   2013
                                                                 9.94             11.15              --   2012
                                                                 9.84              9.94              --   2011
                                                                 7.88              9.84              --   2010
                                                                 6.15              7.88              --   2009
                                                                10.06              6.15              --   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $11.58            $13.07         986,774   2017
                                                                11.14             11.58       1,121,503   2016
                                                                11.53             11.14       1,162,651   2015
                                                                11.20             11.53       1,240,501   2014
                                                                 9.97             11.20       1,295,677   2013
                                                                 9.07              9.97       1,343,654   2012
                                                                 9.56              9.07       1,401,335   2011
                                                                 8.92              9.56       1,459,920   2010
                                                                 7.56              8.92       1,516,124   2009
                                                                10.92              7.56       1,514,694   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $14.71            $17.28          --       2017
                                                       13.74             14.71          --       2016
                                                       14.36             13.74          --       2015
                                                       13.00             14.36          --       2014
                                                        9.91             13.00          --       2013
                                                        8.74              9.91          --       2012
                                                        9.19              8.74          --       2011
                                                        8.50              9.19          --       2010
                                                        6.60              8.50          --       2009
                                                       10.53              6.60          --       2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.69            $24.64          --       2017
                                                       18.98             18.69          --       2016
                                                       19.12             18.98          --       2015
                                                       18.79             19.12          --       2014
                                                       13.72             18.79          --       2013
                                                       11.63             13.72          --       2012
                                                       12.57             11.63          --       2011
                                                       10.00             12.57          --       2010
-----------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.44            $12.92            --     2017
                                                            11.21             11.44            --     2016
                                                            11.32             11.21            --     2015
                                                            10.82             11.32            --     2014
                                                             9.53             10.82            --     2013
                                                             8.60              9.53            --     2012
                                                             9.08              8.60            --     2011
                                                             8.43              9.08            --     2010
                                                             6.93              8.43            --     2009
                                                            10.16              6.93            --     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.25            $13.65            --     2017
                                                            10.58             10.25            --     2016
                                                            10.55             10.58            --     2015
                                                            10.30             10.55            --     2014
                                                             8.58             10.30            --     2013
                                                             7.76              8.58            --     2012
                                                            10.36              7.76            --     2011
                                                             8.95             10.36            --     2010
                                                             5.98              8.95            --     2009
                                                            11.65              5.98            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $13.79            $15.98            --     2017
                                                            12.71             13.79            --     2016
                                                            12.82             12.71            --     2015
                                                            12.01             12.82            --     2014
                                                             9.13             12.01            --     2013
                                                             7.97              9.13            --     2012
                                                             7.69              7.97            --     2011
                                                             6.98              7.69            --     2010
                                                             5.94              6.98            --     2009
                                                            10.25              5.94            --     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.94            $ 7.26         1,234     2017
                                                             6.13              5.94         3,553     2016
                                                             6.13              6.13         3,202     2015
                                                             6.71              6.13         2,687     2014
                                                             5.59              6.71         1,914     2013
                                                             5.01              5.59         3,593     2012
                                                             6.37              5.01         2,876     2011
                                                             6.25              6.37         2,504     2010
                                                             4.76              6.25         3,532     2009
                                                            10.43              4.76         4,114     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.09            $20.71            --     2017
                                                            16.09             16.09            --     2016
                                                            14.86             16.09            --     2015
                                                            13.36             14.86            --     2014
                                                             9.98             13.36            --     2013
                                                             8.75              9.98            --     2012
                                                             9.31              8.75            --     2011
                                                             8.68              9.31            --     2010
                                                             6.48              8.68            --     2009
                                                            11.02              6.48            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $17.00            $22.22            --     2017
                                                                        16.38             17.00            --     2016
                                                                        17.03             16.38            --     2015
                                                                        17.80             17.03           500     2014
                                                                        12.54             17.80            --     2013
                                                                        11.18             12.54            --     2012
                                                                        10.98             11.18            --     2011
                                                                         8.23             10.98            --     2010
                                                                         5.96              8.23            --     2009
                                                                        11.23              5.96            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.04            $17.46            --     2017
                                                                        14.05             14.04            --     2016
                                                                        13.69             14.05            --     2015
                                                                        12.92             13.69            --     2014
                                                                         9.44             12.92            --     2013
                                                                        10.00              9.44            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $15.87            $19.70            --     2017
                                                                        15.92             15.87            --     2016
                                                                        15.56             15.92            --     2015
                                                                        14.72             15.56            --     2014
                                                                        10.78             14.72            --     2013
                                                                         9.73             10.78            --     2012
                                                                        10.64              9.73            --     2011
                                                                         9.11             10.64            --     2010
                                                                         5.63              9.11            --     2009
                                                                        11.32              5.63            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $13.97            $16.05            --     2017
                                                                        12.23             13.97         1,292     2016
                                                                        13.34             12.23            --     2015
                                                                        12.51             13.34            --     2014
                                                                         9.44             12.51            --     2013
                                                                         8.13              9.44            --     2012
                                                                         8.50              8.13            --     2011
                                                                         7.52              8.50            --     2010
                                                                         5.99              7.52            --     2009
                                                                         9.55              5.99            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.86            $15.33         1,938     2017
                                                                        12.87             13.86         1,947     2016
                                                                        13.98             12.87            --     2015
                                                                        13.23             13.98            --     2014
                                                                        10.48             13.23            --     2013
                                                                         9.42             10.48            --     2012
                                                                         9.64              9.42            --     2011
                                                                         9.01              9.64            --     2010
                                                                         7.19              9.01            --     2009
                                                                        10.53              7.19            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.07            $15.23            --     2017
                                                                        12.54             14.07            --     2016
                                                                        13.18             12.54            --     2015
                                                                        12.40             13.18            --     2014
                                                                        10.16             12.40            --     2013
                                                                         9.26             10.16            --     2012
                                                                         9.60              9.26            --     2011
                                                                         8.77              9.60            --     2010
                                                                         7.33              8.77            --     2009
                                                                         9.70              7.33            --     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $10.21            $12.24           970     2017
                                                                               10.52             10.21           599     2016
                                                                               11.06             10.52         1,862     2015
                                                                               11.31             11.06         1,132     2014
                                                                                9.75             11.31         1,138     2013
                                                                                8.66              9.75         1,209     2012
                                                                                9.53              8.66           846     2011
                                                                                8.66              9.53           836     2010
                                                                                6.57              8.66         1,931     2009
                                                                               11.31              6.57         2,236     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $10.35            $11.86            --     2017
                                                                                8.99             10.35            --     2016
                                                                               10.30              8.99            --     2015
                                                                                9.91             10.30            --     2014
                                                                                7.61              9.91            --     2013
                                                                                6.62              7.61            --     2012
                                                                                7.01              6.62            --     2011
                                                                                6.71              7.01            --     2010
                                                                                4.65              6.71            --     2009
                                                                                9.90              4.65            --     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.35            $11.50         1,024     2017
                                                                               11.13             11.35         1,058     2016
                                                                               11.68             11.13           357     2015
                                                                               11.57             11.68         1,809     2014
                                                                               12.94             11.57         1,798     2013
                                                                               12.34             12.94         1,489     2012
                                                                               11.30             12.34         1,505     2011
                                                                               11.00             11.30         1,734     2010
                                                                               10.22             11.00         4,021     2009
                                                                               10.63             10.22         3,642     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $14.70            $16.35            --     2017
                                                                               12.19             14.70            --     2016
                                                                               13.38             12.19            --     2015
                                                                               13.04             13.38            --     2014
                                                                                9.39             13.04            --     2013
                                                                                8.49              9.39            --     2012
                                                                                8.92              8.49            --     2011
                                                                                7.11              8.92            --     2010
                                                                                5.69              7.11            --     2009
                                                                                9.73              5.69            --     2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $13.80            $14.56           607     2017
                                                                               12.00             13.80         1,089     2016
                                                                               13.08             12.00            --     2015
                                                                               12.21             13.08            --     2014
                                                                                9.08             12.21            --     2013
                                                                                8.17              9.08            --     2012
                                                                                8.60              8.17            --     2011
                                                                                7.82              8.60            --     2010
                                                                                6.12              7.82            --     2009
                                                                                9.93              6.12            --     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $12.55            $13.95         13,728
                                                                                      12.38             12.55         14,693
                                                                                      12.80             12.38        111,293
                                                                                      12.85             12.80        138,929
                                                                                      11.49             12.85        128,759
                                                                                      10.70             11.49        139,684
                                                                                      11.36             10.70        139,766
                                                                                      10.60             11.36        136,986
                                                                                       8.97             10.60        144,750
                                                                                      11.43              8.97        130,804
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $14.44            $18.24             --
                                                                                      13.75             14.44             --
                                                                                      13.72             13.75             --
                                                                                      12.33             13.72             --
                                                                                       9.44             12.33             --
                                                                                       8.42              9.44             --
                                                                                       8.42              8.42             --
                                                                                       7.49              8.42             --
                                                                                       6.05              7.49             --
                                                                                      10.48              6.05             --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.65            $12.00             --
                                                                                      10.00              9.65             --
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.39            $13.51          1,092
                                                                                      10.00             10.39             --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.47            $11.59            505
                                                                                      10.78             11.47            526
                                                                                      11.14             10.78            735
                                                                                      11.34             11.14          1,514
                                                                                      11.18             11.34          1,480
                                                                                      10.66             11.18          1,042
                                                                                      10.64             10.66             --
                                                                                       9.98             10.64             --
                                                                                       7.08              9.98          1,138
                                                                                       9.94              7.08          1,260
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $15.44            $16.08             --
                                                                                      13.80             15.44             --
                                                                                      14.52             13.80             --
                                                                                      14.51             14.52             --
                                                                                      13.91             14.51             --
                                                                                      12.46             13.91             --
                                                                                      12.15             12.46             --
                                                                                      10.88             12.15             --
                                                                                       7.30             10.88             --
                                                                                      10.11              7.30             --
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.35            $17.95            --     2017
                                                                         14.21             14.35            --     2016
                                                                         13.70             14.21            --     2015
                                                                         12.81             13.70            --     2014
                                                                          9.39             12.81            --     2013
                                                                          8.21              9.39            --     2012
                                                                          9.72              8.21         1,336     2011
                                                                          8.45              9.72         1,232     2010
                                                                          6.70              8.45         1,348     2009
                                                                         11.80              6.70         1,467     2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.34            $16.27         2,604     2017
                                                                         13.72             14.34         2,849     2016
                                                                         13.99             13.72         2,987     2015
                                                                         13.02             13.99         3,313     2014
                                                                         11.17             13.02         3,438     2013
                                                                          9.96             11.17         3,544     2012
                                                                         10.60              9.96         3,599     2011
                                                                          9.21             10.60         3,531     2010
                                                                          6.81              9.21         3,672     2009
                                                                         10.59              6.81         3,786     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.01            $17.83           829     2017
                                                                         14.26             15.01           603     2016
                                                                         14.54             14.26         3,324     2015
                                                                         13.33             14.54         3,476     2014
                                                                         10.42             13.33         4,181     2013
                                                                          9.18             10.42         4,863     2012
                                                                          9.66              9.18            --     2011
                                                                          8.46              9.66            --     2010
                                                                          6.39              8.46            --     2009
                                                                         11.42              6.39            --     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.00            $18.10            --     2017
                                                                         14.95             15.00            --     2016
                                                                         15.15             14.95            --     2015
                                                                         14.01             15.15            --     2014
                                                                         10.38             14.01            --     2013
                                                                          8.69             10.38            --     2012
                                                                          9.14              8.69            --     2011
                                                                          7.93              9.14            --     2010
                                                                          5.98              7.93            --     2009
                                                                         10.44              5.98            --     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $12.63            $13.91           637     2017
                                                                         10.98             12.63            --     2016
                                                                         11.74             10.98         1,806     2015
                                                                         11.08             11.74         1,787     2014
                                                                          8.87             11.08         2,309     2013
                                                                          7.76              8.87         2,644     2012
                                                                          7.89              7.76            --     2011
                                                                          7.02              7.89            --     2010
                                                                          5.54              7.02            --     2009
                                                                          9.91              5.54            --     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.81            $16.87            --     2017
                                                                  13.09             14.81            --     2016
                                                                  13.75             13.09            --     2015
                                                                  12.76             13.75            --     2014
                                                                   9.80             12.76            --     2013
                                                                   8.49              9.80            --     2012
                                                                   8.57              8.49            --     2011
                                                                   7.66              8.57            --     2010
                                                                   6.17              7.66            --     2009
                                                                  10.87              6.17            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.74            $20.64            --     2017
                                                                  16.10             15.74            --     2016
                                                                  15.64             16.10         1,230     2015
                                                                  14.30             15.64           540     2014
                                                                  10.64             14.30           600     2013
                                                                  10.00             10.64           731     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.36            $20.23            --     2017
                                                                  15.63             15.36            --     2016
                                                                  14.97             15.63            --     2015
                                                                  13.80             14.97            --     2014
                                                                  10.39             13.80            --     2013
                                                                   9.29             10.39            --     2012
                                                                   9.51              9.29            --     2011
                                                                   7.86              9.51            --     2010
                                                                   6.29              7.86            --     2009
                                                                  12.22              6.29            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.84            $12.03         3,407     2017
                                                                  11.60             11.84         3,558     2016
                                                                  11.97             11.60         4,108     2015
                                                                  11.60             11.97         2,482     2014
                                                                  12.13             11.60         2,877     2013
                                                                  11.76             12.13         2,868     2012
                                                                  11.24             11.76            --     2011
                                                                  10.70             11.24            --     2010
                                                                   9.48             10.70            --     2009
                                                                  10.05              9.48            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $15.97            $18.81           791     2017
                                                                  14.60             15.97           937     2016
                                                                  15.19             14.60         1,069     2015
                                                                  14.67             15.19         1,943     2014
                                                                  11.05             14.67         1,766     2013
                                                                   9.87             11.05         2,133     2012
                                                                  11.33              9.87            --     2011
                                                                   9.02             11.33            --     2010
                                                                   6.61              9.02            --     2009
                                                                  11.20              6.61            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $13.69            $15.93            --     2017
                                                                  12.82             13.69            --     2016
                                                                  13.56             12.82            --     2015
                                                                  13.03             13.56            --     2014
                                                                  10.24             13.03            --     2013
                                                                   8.25             10.24            --     2012
                                                                   9.28              8.25            --     2011
                                                                   7.52              9.28            --     2010
                                                                   4.90              7.52            --     2009
                                                                  10.29              4.90            --     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.33            $12.40             --    2017
                                                                         10.25             11.33             --    2016
                                                                         11.18             10.25             --    2015
                                                                         11.13             11.18             --    2014
                                                                          9.20             11.13             --    2013
                                                                          8.17              9.20             --    2012
                                                                          8.49              8.17             --    2011
                                                                          7.88              8.49             --    2010
                                                                          6.20              7.88             --    2009
                                                                          9.89              6.20             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $12.90            $13.83         27,798    2017
                                                                         11.58             12.90         28,809    2016
                                                                         12.75             11.58         32,061    2015
                                                                         12.48             12.75         55,580    2014
                                                                         11.21             12.48         56,564    2013
                                                                         10.18             11.21         67,693    2012
                                                                         10.18             10.18         74,595    2011
                                                                          9.25             10.18         84,712    2010
                                                                          6.98              9.25        105,258    2009
                                                                         10.16              6.98        105,337    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.39            $13.12             --    2017
                                                                         10.93             12.39             --    2016
                                                                         11.76             10.93             --    2015
                                                                         11.24             11.76             --    2014
                                                                          8.97             11.24             --    2013
                                                                          8.04              8.97             --    2012
                                                                          8.31              8.04          1,397    2011
                                                                          7.65              8.31          1,444    2010
                                                                          6.21              7.65          3,707    2009
                                                                         10.11              6.21          3,817    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.69            $11.22             --    2017
                                                                          9.05              9.69             --    2016
                                                                          9.90              9.05             --    2015
                                                                         10.43              9.90             --    2014
                                                                          8.16             10.43             --    2013
                                                                          6.90              8.16             --    2012
                                                                          7.59              6.90             --    2011
                                                                          7.23              7.59             --    2010
                                                                          5.65              7.23             --    2009
                                                                         10.02              5.65             --    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.03            $ 8.87          5,917    2017
                                                                          9.24              9.03         12,495    2016
                                                                          9.46              9.24         18,166    2015
                                                                          9.68              9.46             --    2014
                                                                          9.91              9.68         67,701    2013
                                                                         10.00              9.91             --    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $15.48            $17.86         5,720     2017
                                                                        15.18             15.48         6,523     2016
                                                                        15.48             15.18         7,079     2015
                                                                        14.64             15.48        18,116     2014
                                                                        12.50             14.64        10,611     2013
                                                                        11.29             12.50        21,328     2012
                                                                        11.40             11.29        22,486     2011
                                                                        10.79             11.40        24,054     2010
                                                                         8.80             10.79        13,309     2009
                                                                        10.72              8.80            --     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $17.34            $22.03            --     2017
                                                                        17.41             17.34           519     2016
                                                                        15.92             17.41           683     2015
                                                                        15.02             15.92           796     2014
                                                                        11.75             15.02           860     2013
                                                                         9.71             11.75           995     2012
                                                                        10.68              9.71           755     2011
                                                                        10.26             10.68           746     2010
                                                                         7.19             10.26         3,310     2009
                                                                        13.22              7.19         4,049     2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $16.67            $18.89            --     2017
                                                                        16.91             16.67            --     2016
                                                                        17.65             16.91            --     2015
                                                                        15.04             17.65            --     2014
                                                                        10.45             15.04            --     2013
                                                                         9.03             10.45            --     2012
                                                                         9.04              9.03            --     2011
                                                                         7.42              9.04            --     2010
                                                                         5.66              7.42            --     2009
                                                                         9.75              5.66            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $13.86            $16.12            --     2017
                                                                        12.36             13.86            --     2016
                                                                        13.24             12.36            --     2015
                                                                        11.94             13.24            --     2014
                                                                         9.73             11.94            --     2013
                                                                         8.73              9.73            --     2012
                                                                         8.29              8.73            --     2011
                                                                         7.57              8.29            --     2010
                                                                         6.32              7.57            --     2009
                                                                         9.94              6.32            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.39            $11.66            --     2017
                                                                         9.41             10.39            --     2016
                                                                         9.92              9.41            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $14.87            $17.88            --     2017
                                                                      14.05             14.87            --     2016
                                                                      14.39             14.05            --     2015
                                                                      13.30             14.39            --     2014
                                                                      10.34             13.30            --     2013
                                                                       8.90             10.34            --     2012
                                                                       9.34              8.90            --     2011
                                                                       8.62              9.34            --     2010
                                                                       6.97              8.62            --     2009
                                                                      10.69              6.97            --     2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $12.92            $14.14         1,416     2017
                                                                      12.15             12.92         1,527     2016
                                                                      12.51             12.15         1,617     2015
                                                                      11.83             12.51         1,795     2014
                                                                      10.19             11.83         1,953     2013
                                                                       9.41             10.19         2,145     2012
                                                                       9.48              9.41         2,268     2011
                                                                       8.85              9.48         2,433     2010
                                                                       7.69              8.85         2,562     2009
                                                                      10.14              7.69         2,527     2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.56            $16.29            --     2017
                                                                      13.40             14.56            --     2016
                                                                      16.08             13.40            --     2015
                                                                      14.64             16.08            --     2014
                                                                      12.46             14.64            --     2013
                                                                      11.27             12.46            --     2012
                                                                      10.83             11.27            --     2011
                                                                       9.76             10.83            --     2010
                                                                       7.52              9.76            --     2009
                                                                      12.38              7.52            --     2008
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $ 9.99            $12.51            --     2017
                                                                       9.66              9.99            --     2016
                                                                      10.00              9.66            --     2015
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $12.88            $15.91            --     2017
                                                                      13.51             12.88            --     2016
                                                                      13.39             13.51            --     2015
                                                                      11.90             13.39            --     2014
                                                                       9.41             11.90            --     2013
                                                                       8.46              9.41            --     2012
                                                                       8.78              8.46            --     2011
                                                                       8.24              8.78            --     2010
                                                                       5.85              8.24            --     2009
                                                                      11.02              5.85            --     2008
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.14            $ 9.73            --     2017
                                                                           8.91              9.14            --     2016
                                                                           9.07              8.91            --     2015
                                                                           8.59              9.07            --     2014
                                                                           7.80              8.59            --     2013
                                                                           7.12              7.80            --     2012
                                                                           7.26              7.12            --     2011
                                                                           6.59              7.26            --     2010
                                                                           5.55              6.59            --     2009
                                                                          10.07              5.55            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.01            $16.33            --     2017
                                                                          13.04             13.01            --     2016
                                                                          12.55             13.04            --     2015
                                                                          12.17             12.55            --     2014
                                                                           9.19             12.17            --     2013
                                                                           8.10              9.19            --     2012
                                                                           8.22              8.10            --     2011
                                                                           6.61              8.22            --     2010
                                                                           5.12              6.61            --     2009
                                                                          10.32              5.12            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.01            $16.00           745     2017
                                                                          12.31             12.01           748     2016
                                                                          12.15             12.31         1,285     2015
                                                                          12.19             12.15         1,366     2014
                                                                           9.83             12.19         1,057     2013
                                                                           8.31              9.83         1,206     2012
                                                                           9.30              8.31         1,318     2011
                                                                           8.23              9.30         1,280     2010
                                                                           6.04              8.23         2,036     2009
                                                                          10.37              6.04         2,440     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.51            $16.53         1,776     2017
                                                                          13.34             14.51         2,096     2016
                                                                          13.24             13.34         1,781     2015
                                                                          12.28             13.24         1,898     2014
                                                                           9.56             12.28         2,103     2013
                                                                           8.39              9.56         2,448     2012
                                                                           8.62              8.39         5,323     2011
                                                                           7.61              8.62         5,570     2010
                                                                           6.09              7.61         5,157     2009
                                                                          10.15              6.09         5,611     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.32            $18.16           484     2017
                                                                          14.19             16.32           559     2016
                                                                          15.47             14.19         1,101     2015
                                                                          14.18             15.47         1,101     2014
                                                                          10.32             14.18         1,821     2013
                                                                           8.98             10.32         2,301     2012
                                                                           9.41              8.98         2,460     2011
                                                                           7.83              9.41         2,540     2010
                                                                           5.85              7.83           739     2009
                                                                           9.67              5.85           861     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.90            $13.18            --     2017
                                                                              10.78             11.90            --     2016
                                                                              12.15             10.78            --     2015
                                                                              12.38             12.15            --     2014
                                                                              12.66             12.38            --     2013
                                                                              11.29             12.66            --     2012
                                                                              11.34             11.29            --     2011
                                                                              10.27             11.34            --     2010
                                                                               8.65             10.27            --     2009
                                                                              10.53              8.65            --     2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.42            $15.02           389     2017
                                                                              13.13             14.42           421     2016
                                                                              13.66             13.13         1,501     2015
                                                                              13.53             13.66           929     2014
                                                                              13.10             13.53           621     2013
                                                                              11.73             13.10           596     2012
                                                                              11.62             11.73           959     2011
                                                                              10.39             11.62         1,022     2010
                                                                               7.58             10.39         1,096     2009
                                                                              10.14              7.58         1,283     2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.38            $16.38           358     2017
                                                                              15.64             15.38           391     2016
                                                                              16.23             15.64            --     2015
                                                                              13.40             16.23            --     2014
                                                                              15.75             13.40            --     2013
                                                                              15.44             15.75            --     2012
                                                                              12.36             15.44            --     2011
                                                                              11.34             12.36            --     2010
                                                                              12.14             11.34           951     2009
                                                                              10.59             12.14           783     2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.07            $10.97           534     2017
                                                                              11.18             11.07           543     2016
                                                                              11.40             11.18         1,780     2015
                                                                              11.57             11.40         4,809     2014
                                                                              11.86             11.57         4,333     2013
                                                                              11.47             11.86         3,917     2012
                                                                              11.61             11.47         3,894     2011
                                                                              11.29             11.61         4,062     2010
                                                                              10.20             11.29         7,908     2009
                                                                              10.48             10.20         7,353     2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.27            $13.61         3,017     2017
                                                                              13.23             13.27         3,175     2016
                                                                              13.48             13.23         4,512     2015
                                                                              13.23             13.48         2,515     2014
                                                                              13.82             13.23         2,835     2013
                                                                              12.91             13.82         2,523     2012
                                                                              12.75             12.91         2,898     2011
                                                                              12.07             12.75         3,081     2010
                                                                              10.83             12.07         2,300     2009
                                                                              10.58             10.83         2,166     2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $13.86            $17.57            --     2017
                                                             14.02             13.86            --     2016
                                                             13.55             14.02            --     2015
                                                             13.00             13.55            --     2014
                                                             10.29             13.00            --     2013
                                                              9.52             10.29            --     2012
                                                             10.20              9.52            --     2011
                                                              9.73             10.20            --     2010
                                                              6.32              9.73            --     2009
                                                             10.68              6.32            --     2008
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $16.59            $22.06            --     2017
                                                             17.20             16.59            --     2016
                                                             15.85             17.20            --     2015
                                                             14.81             15.85            --     2014
                                                             11.05             14.81            --     2013
                                                              9.78             11.05            --     2012
                                                             10.02              9.78            --     2011
                                                              9.20             10.02            --     2010
                                                              6.60              9.20            --     2009
                                                             10.82              6.60            --     2008
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 7.50            $ 7.29         1,269     2017
                                                              6.15              7.50           769     2016
                                                              8.84              6.15           614     2015
                                                             11.28              8.84           469     2014
                                                             10.52             11.28           375     2013
                                                             11.10             10.52           374     2012
                                                             14.08             11.10            --     2011
                                                             11.31             14.08            --     2010
                                                              6.56             11.31           498     2009
                                                             14.34              6.56           776     2008
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $20.73            $26.56            --     2017
                                                             20.02             20.73            --     2016
                                                             18.93             20.02            --     2015
                                                             16.50             18.93            --     2014
                                                             12.54             16.50            --     2013
                                                             10.99             12.54            --     2012
                                                             11.01             10.99            --     2011
                                                              9.51             11.01            --     2010
                                                              6.41              9.51            --     2009
                                                             11.29              6.41            --     2008
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $10.99            $11.09            --     2017
                                                             10.93             10.99            --     2016
                                                             11.23             10.93            --     2015
                                                             10.94             11.23            --     2014
                                                             11.34             10.94            --     2013
                                                             10.99             11.34            --     2012
                                                             10.49             10.99            --     2011
                                                              9.98             10.49            --     2010
                                                              9.47              9.98            --     2009
                                                             10.21              9.47            --     2008
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.10            $20.18             --    2017
                                                                16.08             16.10             --    2016
                                                                15.93             16.08             --    2015
                                                                14.30             15.93             --    2014
                                                                10.85             14.30             --    2013
                                                                 9.19             10.85             --    2012
                                                                 9.36              9.19             --    2011
                                                                 8.58              9.36             --    2010
                                                                 6.33              8.58             --    2009
                                                                10.23              6.33             --    2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $14.90            $15.40            382    2017
                                                                14.12             14.90            416    2016
                                                                13.82             14.12            577    2015
                                                                10.72             13.82            618    2014
                                                                10.70             10.72          1,175    2013
                                                                 9.37             10.70            370    2012
                                                                 8.73              9.37            409    2011
                                                                 6.93              8.73            456    2010
                                                                 5.23              6.93            833    2009
                                                                 8.36              5.23          1,046    2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $14.96            $17.76             --    2017
                                                                13.72             14.96             --    2016
                                                                13.89             13.72             --    2015
                                                                12.55             13.89             --    2014
                                                                 9.73             12.55             --    2013
                                                                 8.61              9.73             --    2012
                                                                 8.67              8.61             --    2011
                                                                 7.72              8.67             --    2010
                                                                 6.26              7.72             --    2009
                                                                10.24              6.26             --    2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $16.87            $18.58             --    2017
                                                                13.95             16.87             --    2016
                                                                14.89             13.95             --    2015
                                                                14.69             14.89             --    2014
                                                                10.98             14.69             --    2013
                                                                 9.81             10.98             --    2012
                                                                 9.74              9.81             --    2011
                                                                 7.82              9.74             --    2010
                                                                 6.11              7.82             --    2009
                                                                10.03              6.11             --    2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $11.28            $12.71         85,368    2017
                                                                10.89             11.28         95,117    2016
                                                                11.29             10.89        105,376    2015
                                                                11.00             11.29        132,418    2014
                                                                 9.82             11.00        110,935    2013
                                                                 8.96              9.82        150,051    2012
                                                                 9.46              8.96        159,262    2011
                                                                 8.85              9.46        170,731    2010
                                                                 7.52              8.85        219,510    2009
                                                                10.89              7.52        277,062    2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $14.34            $16.80          --       2017
                                                       13.42             14.34          --       2016
                                                       14.06             13.42          --       2015
                                                       12.76             14.06          --       2014
                                                        9.76             12.76          --       2013
                                                        8.62              9.76          --       2012
                                                        9.09              8.62          --       2011
                                                        8.44              9.09          --       2010
                                                        6.56              8.44          --       2009
                                                       10.50              6.56          --       2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.38            $24.17          --       2017
                                                       18.72             18.38          --       2016
                                                       18.90             18.72          --       2015
                                                       18.63             18.90          --       2014
                                                       13.63             18.63          --       2013
                                                       11.59             13.63          --       2012
                                                       12.56             11.59          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Single Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.60            $13.13            --     2017
                                                            11.35             11.60            --     2016
                                                            11.45             11.35            --     2015
                                                            10.93             11.45            --     2014
                                                             9.60             10.93            --     2013
                                                             8.66              9.60            --     2012
                                                             9.13              8.66            --     2011
                                                             8.46              9.13            --     2010
                                                             6.94              8.46            --     2009
                                                            10.17              6.94            --     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.41            $13.88            --     2017
                                                            10.73             10.41            --     2016
                                                            10.68             10.73            --     2015
                                                            10.42             10.68            --     2014
                                                             8.66             10.42            --     2013
                                                             7.82              8.66            --     2012
                                                            10.43              7.82            --     2011
                                                             8.99             10.43            --     2010
                                                             6.00              8.99            --     2009
                                                            11.67              6.00            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.00            $16.25            --     2017
                                                            12.88             14.00            --     2016
                                                            12.98             12.88            --     2015
                                                            12.14             12.98            --     2014
                                                             9.22             12.14            --     2013
                                                             8.04              9.22            --     2012
                                                             7.74              8.04            --     2011
                                                             7.01              7.74            --     2010
                                                             5.96              7.01            --     2009
                                                            10.26              5.96            --     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.04            $ 7.39        22,008     2017
                                                             6.22              6.04        60,963     2016
                                                             6.21              6.22        42,982     2015
                                                             6.78              6.21        49,679     2014
                                                             5.65              6.78        37,164     2013
                                                             5.05              5.65        74,093     2012
                                                             6.41              5.05        60,380     2011
                                                             6.28              6.41        53,671     2010
                                                             4.78              6.28        56,162     2009
                                                            10.45              4.78        65,708     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.34            $21.06            --     2017
                                                            16.32             16.34            --     2016
                                                            15.04             16.32            --     2015
                                                            13.50             15.04            --     2014
                                                            10.07             13.50            --     2013
                                                             8.82             10.07            --     2012
                                                             9.37              8.82            --     2011
                                                             8.72              9.37            --     2010
                                                             6.50              8.72            --     2009
                                                            11.03              6.50            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $17.26            $22.60            --     2017
                                                                        16.61             17.26            --     2016
                                                                        17.24             16.61            --     2015
                                                                        17.99             17.24         8,128     2014
                                                                        12.65             17.99            --     2013
                                                                        11.27             12.65            --     2012
                                                                        11.05             11.27            --     2011
                                                                         8.27             11.05            --     2010
                                                                         5.98              8.27            --     2009
                                                                        11.24              5.98            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.37            $17.91            --     2017
                                                                        14.36             14.37            --     2016
                                                                        13.98             14.36            --     2015
                                                                        13.17             13.98            --     2014
                                                                         9.61             13.17            --     2013
                                                                        10.00              9.61            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $16.12            $20.03            --     2017
                                                                        16.14             16.12            --     2016
                                                                        15.75             16.14            --     2015
                                                                        14.88             15.75            --     2014
                                                                        10.88             14.88            --     2013
                                                                         9.81             10.88            --     2012
                                                                        10.70              9.81            --     2011
                                                                         9.15             10.70            --     2010
                                                                         5.64              9.15            --     2009
                                                                        11.34              5.64            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.19            $16.33            --     2017
                                                                        12.40             14.19        22,080     2016
                                                                        13.51             12.40            --     2015
                                                                        12.65             13.51           940     2014
                                                                         9.53             12.65           986     2013
                                                                         8.19              9.53         1,147     2012
                                                                         8.55              8.19         1,242     2011
                                                                         7.55              8.55         1,250     2010
                                                                         6.01              7.55         1,302     2009
                                                                         9.57              6.01         1,319     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.08            $15.59        34,573     2017
                                                                        13.05             14.08        33,377     2016
                                                                        14.15             13.05            --     2015
                                                                        13.37             14.15            --     2014
                                                                        10.57             13.37            --     2013
                                                                         9.49             10.57            --     2012
                                                                         9.70              9.49            --     2011
                                                                         9.05              9.70            --     2010
                                                                         7.21              9.05            --     2009
                                                                        10.55              7.21            --     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $14.28            $15.48            --     2017
                                                                               12.71             14.28            --     2016
                                                                               13.33             12.71            --     2015
                                                                               12.53             13.33            --     2014
                                                                               10.25             12.53            --     2013
                                                                                9.32             10.25            --     2012
                                                                                9.65              9.32            --     2011
                                                                                8.81              9.65         4,583     2010
                                                                                7.35              8.81         4,770     2009
                                                                                9.71              7.35         4,776     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $10.37            $12.45        17,365     2017
                                                                               10.67             10.37        10,209     2016
                                                                               11.20             10.67        24,957     2015
                                                                               11.43             11.20        19,851     2014
                                                                                9.84             11.43        20,314     2013
                                                                                8.73              9.84        24,588     2012
                                                                                9.59              8.73        17,366     2011
                                                                                8.70              9.59        17,702     2010
                                                                                6.59              8.70        29,424     2009
                                                                               11.33              6.59        34,613     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $10.52            $12.06            --     2017
                                                                                9.11             10.52            --     2016
                                                                               10.42              9.11            --     2015
                                                                               10.01             10.42            --     2014
                                                                                7.68             10.01            --     2013
                                                                                6.67              7.68            --     2012
                                                                                7.06              6.67            --     2011
                                                                                6.74              7.06            --     2010
                                                                                4.66              6.74            --     2009
                                                                                9.91              4.66            --     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.53            $11.69        18,404     2017
                                                                               11.28             11.53        18,255     2016
                                                                               11.82             11.28         4,746     2015
                                                                               11.70             11.82        29,356     2014
                                                                               13.06             11.70        30,200     2013
                                                                               12.43             13.06        28,848     2012
                                                                               11.37             12.43        28,023     2011
                                                                               11.05             11.37        34,135     2010
                                                                               10.25             11.05        58,438     2009
                                                                               10.64             10.25        55,121     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $14.93            $16.63            --     2017
                                                                               12.36             14.93            --     2016
                                                                               13.55             12.36            --     2015
                                                                               13.18             13.55            --     2014
                                                                                9.48             13.18            --     2013
                                                                                8.55              9.48            --     2012
                                                                                8.97              8.55            --     2011
                                                                                7.15              8.97            --     2010
                                                                                5.70              7.15            --     2009
                                                                                9.75              5.70            --     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $14.01            $14.81         10,866
                                                                                      12.16             14.01         18,602
                                                                                      13.24             12.16             --
                                                                                      12.35             13.24             --
                                                                                       9.17             12.35             --
                                                                                       8.23              9.17             --
                                                                                       8.65              8.23             --
                                                                                       7.86              8.65             --
                                                                                       6.14              7.86             --
                                                                                       9.94              6.14             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $12.75            $14.18         76,863
                                                                                      12.55             12.75        105,221
                                                                                      12.96             12.55        220,008
                                                                                      12.99             12.96        231,828
                                                                                      11.60             12.99        243,247
                                                                                      10.78             11.60        286,806
                                                                                      11.44             10.78        320,145
                                                                                      10.65             11.44        319,219
                                                                                       9.00             10.65        335,265
                                                                                      11.45              9.00        337,997
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $14.67            $18.55             --
                                                                                      13.94             14.67             --
                                                                                      13.89             13.94             --
                                                                                      12.46             13.89             --
                                                                                       9.53             12.46             --
                                                                                       8.49              9.53             --
                                                                                       8.47              8.49             --
                                                                                       7.52              8.47             --
                                                                                       6.07              7.52             --
                                                                                      10.50              6.07             --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.66            $12.03             --
                                                                                      10.00              9.66             --
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.40            $13.54         19,790
                                                                                      10.00             10.40             --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.65            $11.79          9,072
                                                                                      10.93             11.65          9,015
                                                                                      11.28             10.93          9,800
                                                                                      11.46             11.28         25,513
                                                                                      11.28             11.46         25,618
                                                                                      10.74             11.28         20,919
                                                                                      10.71             10.74            735
                                                                                      10.03             10.71            786
                                                                                       7.10             10.03         17,089
                                                                                       9.96              7.10         20,712
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.68            $16.35             --    2017
                                                                         13.99             15.68             --    2016
                                                                         14.70             13.99             --    2015
                                                                         14.67             14.70             --    2014
                                                                         14.04             14.67             --    2013
                                                                         12.56             14.04             --    2012
                                                                         12.23             12.56             --    2011
                                                                         10.93             12.23             --    2010
                                                                          7.32             10.93             --    2009
                                                                         10.13              7.32             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.58            $18.25             --    2017
                                                                         14.40             14.58             --    2016
                                                                         13.87             14.40             --    2015
                                                                         12.95             13.87             --    2014
                                                                          9.47             12.95             --    2013
                                                                          8.28              9.47             --    2012
                                                                          9.78              8.28         25,233    2011
                                                                          8.48              9.78         24,111    2010
                                                                          6.72              8.48         19,334    2009
                                                                         11.82              6.72         21,899    2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.56            $16.55         59,189    2017
                                                                         13.91             14.56         72,305    2016
                                                                         14.16             13.91         76,912    2015
                                                                         13.16             14.16         74,206    2014
                                                                         11.27             13.16         80,763    2013
                                                                         10.03             11.27         91,296    2012
                                                                         10.66             10.03         86,884    2011
                                                                          9.25             10.66         89,615    2010
                                                                          6.84              9.25         97,699    2009
                                                                         10.61              6.84        114,819    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.24            $18.14         14,801    2017
                                                                         14.46             15.24         10,293    2016
                                                                         14.72             14.46         44,225    2015
                                                                         13.47             14.72         57,436    2014
                                                                         10.51             13.47         70,627    2013
                                                                          9.25             10.51         94,897    2012
                                                                          9.72              9.25          1,100    2011
                                                                          8.50              9.72          1,100    2010
                                                                          6.41              8.50          1,167    2009
                                                                         11.43              6.41          1,246    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.23            $18.41             --    2017
                                                                         15.16             15.23             --    2016
                                                                         15.34             15.16             --    2015
                                                                         14.17             15.34             --    2014
                                                                         10.47             14.17             --    2013
                                                                          8.75             10.47             --    2012
                                                                          9.20              8.75             --    2011
                                                                          7.97              9.20             --    2010
                                                                          6.00              7.97             --    2009
                                                                         10.45              6.00             --    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $12.83            $14.14        11,400     2017
                                                                  11.14             12.83            --     2016
                                                                  11.89             11.14        24,038     2015
                                                                  11.20             11.89        29,998     2014
                                                                   8.95             11.20        39,498     2013
                                                                   7.82              8.95        51,785     2012
                                                                   7.94              7.82         1,041     2011
                                                                   7.06              7.94         1,083     2010
                                                                   5.55              7.06         1,117     2009
                                                                   9.92              5.55         1,149     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $15.04            $17.16            --     2017
                                                                  13.27             15.04            --     2016
                                                                  13.92             13.27            --     2015
                                                                  12.90             13.92            --     2014
                                                                   9.90             12.90            --     2013
                                                                   8.55              9.90            --     2012
                                                                   8.62              8.55            --     2011
                                                                   7.69              8.62            --     2010
                                                                   6.19              7.69            --     2009
                                                                  10.89              6.19            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.86            $20.83            --     2017
                                                                  16.20             15.86            --     2016
                                                                  15.72             16.20        16,473     2015
                                                                  14.35             15.72         8,848     2014
                                                                  10.66             14.35        10,067     2013
                                                                  10.00             10.66        14,253     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.60            $20.58            --     2017
                                                                  15.85             15.60            --     2016
                                                                  15.15             15.85            --     2015
                                                                  13.95             15.15            --     2014
                                                                  10.48             13.95            --     2013
                                                                   9.36             10.48            --     2012
                                                                   9.57              9.36            --     2011
                                                                   7.90              9.57            --     2010
                                                                   6.31              7.90            --     2009
                                                                  12.24              6.31            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.02            $12.23        61,311     2017
                                                                  11.75             12.02        61,267     2016
                                                                  12.12             11.75        54,639     2015
                                                                  11.72             12.12        41,047     2014
                                                                  12.23             11.72        49,095     2013
                                                                  11.84             12.23        56,314     2012
                                                                  11.30             11.84           666     2011
                                                                  10.74             11.30           750     2010
                                                                   9.51             10.74           726     2009
                                                                  10.06              9.51           655     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $16.22            $19.13        14,110     2017
                                                                  14.81             16.22        16,087     2016
                                                                  15.38             14.81        14,299     2015
                                                                  14.83             15.38        32,026     2014
                                                                  11.15             14.83        29,653     2013
                                                                   9.95             11.15        41,443     2012
                                                                  11.40              9.95           407     2011
                                                                   9.07             11.40           369     2010
                                                                   6.63              9.07           435     2009
                                                                  11.22              6.63           487     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.90            $16.20             --    2017
                                                                         13.00             13.90             --    2016
                                                                         13.72             13.00             --    2015
                                                                         13.17             13.72             --    2014
                                                                         10.34             13.17             --    2013
                                                                          8.31             10.34             --    2012
                                                                          9.34              8.31             --    2011
                                                                          7.56              9.34             --    2010
                                                                          4.91              7.56             --    2009
                                                                         10.31              4.91             --    2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.50            $12.60         13,417    2017
                                                                         10.38             11.50         14,056    2016
                                                                         11.31             10.38         15,402    2015
                                                                         11.24             11.31         15,622    2014
                                                                          9.28             11.24         16,145    2013
                                                                          8.22              9.28         17,714    2012
                                                                          8.54              8.22         18,997    2011
                                                                          7.91              8.54         22,554    2010
                                                                          6.21              7.91         36,703    2009
                                                                          9.89              6.21         38,157    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.10            $14.06        150,861    2017
                                                                         11.74             13.10        172,036    2016
                                                                         12.91             11.74        225,812    2015
                                                                         12.61             12.91        288,097    2014
                                                                         11.31             12.61        318,263    2013
                                                                         10.26             11.31        455,936    2012
                                                                         10.24             10.26        534,402    2011
                                                                          9.29             10.24        605,514    2010
                                                                          7.00              9.29        680,343    2009
                                                                         10.17              7.00        743,229    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.58            $13.34             --    2017
                                                                         11.08             12.58             --    2016
                                                                         11.91             11.08             --    2015
                                                                         11.36             11.91             --    2014
                                                                          9.05             11.36             --    2013
                                                                          8.10              9.05             --    2012
                                                                          8.36              8.10         26,076    2011
                                                                          7.69              8.36         27,985    2010
                                                                          6.23              7.69         53,003    2009
                                                                         10.13              6.23         57,907    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.84            $11.41             --    2017
                                                                          9.17              9.84             --    2016
                                                                         10.02              9.17             --    2015
                                                                         10.54             10.02             --    2014
                                                                          8.24             10.54             --    2013
                                                                          6.95              8.24             --    2012
                                                                          7.64              6.95             --    2011
                                                                          7.27              7.64             --    2010
                                                                          5.67              7.27             --    2009
                                                                         10.04              5.67             --    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.09            $ 8.94         2,024     2017
                                                                         9.29              9.09        12,871     2016
                                                                         9.49              9.29            --     2015
                                                                         9.70              9.49         6,714     2014
                                                                         9.91              9.70           495     2013
                                                                        10.00              9.91        28,663     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $15.72            $18.17        34,109     2017
                                                                        15.39             15.72        44,366     2016
                                                                        15.67             15.39        46,979     2015
                                                                        14.79             15.67        46,070     2014
                                                                        12.62             14.79        51,068     2013
                                                                        11.38             12.62        43,145     2012
                                                                        11.47             11.38        49,219     2011
                                                                        10.84             11.47        39,827     2010
                                                                         8.82             10.84        30,745     2009
                                                                        10.74              8.82        32,032     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $17.61            $22.40            --     2017
                                                                        17.65             17.61         8,893     2016
                                                                        16.12             17.65         9,068     2015
                                                                        15.19             16.12        13,733     2014
                                                                        11.86             15.19        15,113     2013
                                                                         9.78             11.86        20,182     2012
                                                                        10.74              9.78        15,271     2011
                                                                        10.31             10.74        15,494     2010
                                                                         7.22             10.31        48,530     2009
                                                                        13.24              7.22        61,566     2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $16.93            $19.22            --     2017
                                                                        17.14             16.93            --     2016
                                                                        17.86             17.14            --     2015
                                                                        15.20             17.86            --     2014
                                                                        10.54             15.20            --     2013
                                                                         9.10             10.54            --     2012
                                                                         9.10              9.10            --     2011
                                                                         7.46              9.10            --     2010
                                                                         5.68              7.46            --     2009
                                                                         9.77              5.68            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.07            $16.39         4,718     2017
                                                                        12.53             14.07         4,784     2016
                                                                        13.40             12.53         8,530     2015
                                                                        12.07             13.40        16,087     2014
                                                                         9.81             12.07        14,963     2013
                                                                         8.79              9.81        16,430     2012
                                                                         8.34              8.79        17,013     2011
                                                                         7.60              8.34        17,997     2010
                                                                         6.33              7.60        14,976     2009
                                                                         9.95              6.33        14,949     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.42            $11.71            --     2017
                                                                         9.43             10.42            --     2016
                                                                         9.92              9.43            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $15.10            $18.18            --     2017
                                                                      14.25             15.10            --     2016
                                                                      14.57             14.25            --     2015
                                                                      13.45             14.57            --     2014
                                                                      10.43             13.45            --     2013
                                                                       8.97             10.43            --     2012
                                                                       9.40              8.97            --     2011
                                                                       8.66              9.40            --     2010
                                                                       6.99              8.66            --     2009
                                                                      10.71              6.99            --     2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $13.12            $14.38        36,651     2017
                                                                      12.32             13.12        39,241     2016
                                                                      12.66             12.32        43,739     2015
                                                                      11.95             12.66        46,972     2014
                                                                      10.29             11.95        53,411     2013
                                                                       9.48             10.29        58,471     2012
                                                                       9.54              9.48        67,111     2011
                                                                       8.89              9.54        75,670     2010
                                                                       7.72              8.89        73,107     2009
                                                                      10.15              7.72        73,541     2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.78            $16.56            --     2017
                                                                      13.58             14.78            --     2016
                                                                      16.28             13.58            --     2015
                                                                      14.80             16.28            --     2014
                                                                      12.58             14.80            --     2013
                                                                      11.36             12.58            --     2012
                                                                      10.90             11.36            --     2011
                                                                       9.81             10.90            --     2010
                                                                       7.55              9.81            --     2009
                                                                      12.40              7.55            --     2008
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $10.02            $12.56            --     2017
                                                                       9.67             10.02            --     2016
                                                                      10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $13.08            $16.19            --     2017
                                                                      13.69             13.08            --     2016
                                                                      13.55             13.69            --     2015
                                                                      12.03             13.55            --     2014
                                                                       9.50             12.03            --     2013
                                                                       8.53              9.50            --     2012
                                                                       8.84              8.53            --     2011
                                                                       8.28              8.84            --     2010
                                                                       5.87              8.28            --     2009
                                                                      11.04              5.87            --     2008
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.28            $ 9.89         50,926    2017
                                                                           9.04              9.28         53,560    2016
                                                                           9.18              9.04         58,705    2015
                                                                           8.69              9.18         65,242    2014
                                                                           7.87              8.69         79,003    2013
                                                                           7.17              7.87         85,955    2012
                                                                           7.30              7.17         93,459    2011
                                                                           6.62              7.30        101,011    2010
                                                                           5.57              6.62        110,882    2009
                                                                          10.09              5.57        111,175    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.21            $16.60             --    2017
                                                                          13.22             13.21             --    2016
                                                                          12.71             13.22             --    2015
                                                                          12.31             12.71             --    2014
                                                                           9.27             12.31             --    2013
                                                                           8.16              9.27             --    2012
                                                                           8.27              8.16             --    2011
                                                                           6.65              8.27             --    2010
                                                                           5.13              6.65             --    2009
                                                                          10.33              5.13             --    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.20            $16.27         13,268    2017
                                                                          12.48             12.20         12,860    2016
                                                                          12.31             12.48         17,116    2015
                                                                          12.32             12.31         22,327    2014
                                                                           9.92             12.32         17,615    2013
                                                                           8.38              9.92         23,087    2012
                                                                           9.36              8.38         24,932    2011
                                                                           8.27              9.36         24,992    2010
                                                                           6.06              8.27         29,413    2009
                                                                          10.39              6.06         36,285    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.73            $16.81         31,801    2017
                                                                          13.53             14.73         35,602    2016
                                                                          13.41             13.53         23,663    2015
                                                                          12.41             13.41         30,973    2014
                                                                           9.65             12.41         34,976    2013
                                                                           8.46              9.65         47,249    2012
                                                                           8.67              8.46         99,530    2011
                                                                           7.65              8.67        108,091    2010
                                                                           6.11              7.65         74,054    2009
                                                                          10.17              6.11         84,246    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.57            $18.47          8,678    2017
                                                                          14.39             16.57          9,532    2016
                                                                          15.66             14.39         14,728    2015
                                                                          14.33             15.66         18,367    2014
                                                                          10.42             14.33         30,833    2013
                                                                           9.05             10.42         44,832    2012
                                                                           9.47              9.05         46,950    2011
                                                                           7.87              9.47         49,997    2010
                                                                           5.87              7.87         11,178    2009
                                                                           9.68              5.87         13,642    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.08            $13.40             --    2017
                                                                              10.93             12.08             --    2016
                                                                              12.31             10.93             --    2015
                                                                              12.52             12.31             --    2014
                                                                              12.78             12.52             --    2013
                                                                              11.38             12.78             --    2012
                                                                              11.41             11.38             --    2011
                                                                              10.32             11.41             --    2010
                                                                               8.68             10.32             --    2009
                                                                              10.55              8.68             --    2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.65            $15.28          6,997    2017
                                                                              13.31             14.65          7,202    2016
                                                                              13.83             13.31         20,147    2015
                                                                              13.68             13.83         15,133    2014
                                                                              13.22             13.68         10,399    2013
                                                                              11.82             13.22         11,475    2012
                                                                              11.69             11.82         17,818    2011
                                                                              10.44             11.69         20,001    2010
                                                                               7.60             10.44         15,668    2009
                                                                              10.16              7.60         19,463    2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.62            $16.66          6,460    2017
                                                                              15.86             15.62          6,759    2016
                                                                              16.43             15.86             --    2015
                                                                              13.54             16.43            589    2014
                                                                              15.90             13.54            702    2013
                                                                              15.56             15.90            550    2012
                                                                              12.44             15.56            507    2011
                                                                              11.39             12.44            696    2010
                                                                              12.17             11.39         14,676    2009
                                                                              10.61             12.17         12,174    2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.25            $11.15          9,589    2017
                                                                              11.33             11.25          9,340    2016
                                                                              11.55             11.33         23,660    2015
                                                                              11.70             11.55         83,216    2014
                                                                              11.97             11.70         77,603    2013
                                                                              11.56             11.97         80,229    2012
                                                                              11.68             11.56         76,525    2011
                                                                              11.34             11.68         84,083    2010
                                                                              10.23             11.34        118,305    2009
                                                                              10.50             10.23        115,657    2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.48            $13.84         54,234    2017
                                                                              13.42             13.48         54,680    2016
                                                                              13.65             13.42         59,841    2015
                                                                              13.38             13.65         41,525    2014
                                                                              13.95             13.38         48,322    2013
                                                                              13.01             13.95         49,479    2012
                                                                              12.83             13.01         54,479    2011
                                                                              12.13             12.83         61,287    2010
                                                                              10.87             12.13         33,921    2009
                                                                              10.60             10.87         33,446    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $14.08            $17.87            --     2017
                                                             14.21             14.08            --     2016
                                                             13.72             14.21            --     2015
                                                             13.14             13.72           727     2014
                                                             10.38             13.14           752     2013
                                                              9.59             10.38           841     2012
                                                             10.27              9.59           840     2011
                                                              9.77             10.27           829     2010
                                                              6.34              9.77           823     2009
                                                             10.70              6.34         1,003     2008
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $16.84            $22.44            --     2017
                                                             17.44             16.84            --     2016
                                                             16.05             17.44            --     2015
                                                             14.97             16.05            --     2014
                                                             11.16             14.97            --     2013
                                                              9.85             11.16            --     2012
                                                             10.08              9.85            --     2011
                                                              9.24             10.08            --     2010
                                                              6.62              9.24            --     2009
                                                             10.84              6.62            --     2008
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 7.61            $ 7.41        22,433     2017
                                                              6.23              7.61        13,514     2016
                                                              8.95              6.23         8,378     2015
                                                             11.41              8.95         8,073     2014
                                                             10.62             11.41         6,526     2013
                                                             11.18             10.62         7,406     2012
                                                             14.17             11.18           184     2011
                                                             11.36             14.17           153     2010
                                                              6.58             11.36         7,403     2009
                                                             14.37              6.58        11,788     2008
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $21.05            $27.01            --     2017
                                                             20.30             21.05            --     2016
                                                             19.16             20.30            --     2015
                                                             16.67             19.16            --     2014
                                                             12.66             16.67            --     2013
                                                             11.08             12.66            --     2012
                                                             11.08             11.08            --     2011
                                                              9.56             11.08            --     2010
                                                              6.43              9.56            --     2009
                                                             11.31              6.43            --     2008
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $11.16            $11.28            --     2017
                                                             11.08             11.16            --     2016
                                                             11.37             11.08            --     2015
                                                             11.05             11.37            --     2014
                                                             11.45             11.05            --     2013
                                                             11.07             11.45            --     2012
                                                             10.55             11.07            --     2011
                                                             10.03             10.55            --     2010
                                                              9.50             10.03            --     2009
                                                             10.23              9.50            --     2008
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.35            $20.53              --   2017
                                                                16.30             16.35              --   2016
                                                                16.13             16.30              --   2015
                                                                14.45             16.13              --   2014
                                                                10.95             14.45              --   2013
                                                                 9.26             10.95              --   2012
                                                                 9.42              9.26              --   2011
                                                                 8.62              9.42              --   2010
                                                                 6.35              8.62              --   2009
                                                                10.25              6.35              --   2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $15.13            $15.67           6,860   2017
                                                                14.31             15.13           7,071   2016
                                                                13.99             14.31           7,608   2015
                                                                10.84             13.99           9,935   2014
                                                                10.80             10.84          19,662   2013
                                                                 9.45             10.80           7,102   2012
                                                                 8.79              9.45           7,538   2011
                                                                 6.97              8.79           8,991   2010
                                                                 5.24              6.97          11,752   2009
                                                                 8.38              5.24          14,631   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $15.19            $18.06              --   2017
                                                                13.91             15.19              --   2016
                                                                14.06             13.91              --   2015
                                                                12.69             14.06             535   2014
                                                                 9.82             12.69             588   2013
                                                                 8.68              9.82             665   2012
                                                                 8.72              8.68             703   2011
                                                                 7.76              8.72             734   2010
                                                                 6.28              7.76             763   2009
                                                                10.25              6.28             755   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $17.13            $18.89              --   2017
                                                                14.14             17.13              --   2016
                                                                15.08             14.14              --   2015
                                                                14.85             15.08              --   2014
                                                                11.09             14.85              --   2013
                                                                 9.89             11.09              --   2012
                                                                 9.80              9.89              --   2011
                                                                 7.86              9.80              --   2010
                                                                 6.13              7.86              --   2009
                                                                10.05              6.13              --   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $11.46            $12.92         369,400   2017
                                                                11.04             11.46         470,271   2016
                                                                11.43             11.04         507,452   2015
                                                                11.12             11.43         564,488   2014
                                                                 9.91             11.12         625,435   2013
                                                                 9.03              9.91         807,462   2012
                                                                 9.52              9.03         925,945   2011
                                                                 8.89              9.52       1,033,615   2010
                                                                 7.54              8.89       1,100,846   2009
                                                                10.91              7.54       1,151,939   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $14.56            $17.08          --       2017
                                                       13.61             14.56          --       2016
                                                       14.24             13.61          --       2015
                                                       12.90             14.24          --       2014
                                                        9.85             12.90          --       2013
                                                        8.69              9.85          --       2012
                                                        9.15              8.69          --       2011
                                                        8.48              9.15          --       2010
                                                        6.58              8.48          --       2009
                                                       10.52              6.58          --       2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.56            $24.45          --       2017
                                                       18.87             18.56          --       2016
                                                       19.03             18.87          --       2015
                                                       18.73             19.03          --       2014
                                                       13.68             18.73          --       2013
                                                       11.61             13.68          --       2012
                                                       12.57             11.61          --       2011
                                                       10.00             12.57          --       2010
-----------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.33            $12.78         1,492     2017
                                                            11.11             11.33         1,728     2016
                                                            11.24             11.11         1,874     2015
                                                            10.75             11.24         2,159     2014
                                                             9.47             10.75         2,410     2013
                                                             8.56              9.47         2,600     2012
                                                             9.05              8.56         2,841     2011
                                                             8.41              9.05         3,069     2010
                                                             6.92              8.41         3,325     2009
                                                            10.16              6.92         3,645     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $ 9.98            $13.28            --     2017
                                                            10.32              9.98            --     2016
                                                            10.30             10.32            --     2015
                                                            10.07             10.30            --     2014
                                                             8.39             10.07            --     2013
                                                             7.59              8.39            --     2012
                                                            10.16              7.59            --     2011
                                                             8.78             10.16            --     2010
                                                             5.87              8.78            --     2009
                                                            11.45              5.87            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $13.18            $15.26            --     2017
                                                            12.16             13.18            --     2016
                                                            12.28             12.16            --     2015
                                                            11.51             12.28            --     2014
                                                             8.76             11.51            --     2013
                                                             7.66              8.76            --     2012
                                                             7.40              7.66            --     2011
                                                             6.72              7.40            --     2010
                                                             5.72              6.72            --     2009
                                                             9.88              5.72            --     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.55            $ 6.78         4,485     2017
                                                             5.73              5.55        14,377     2016
                                                             5.74              5.73        10,859     2015
                                                             6.28              5.74        14,615     2014
                                                             5.25              6.28        11,623     2013
                                                             4.71              5.25        20,159     2012
                                                             5.99              4.71        16,787     2011
                                                             5.88              5.99        22,108     2010
                                                             4.48              5.88        19,720     2009
                                                             9.84              4.48        20,765     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $15.61            $20.06            --     2017
                                                            15.62             15.61            --     2016
                                                            14.44             15.62            --     2015
                                                            13.00             14.44            --     2014
                                                             9.72             13.00            --     2013
                                                             8.53              9.72            --     2012
                                                             9.08              8.53            --     2011
                                                             8.47              9.08            --     2010
                                                             6.33              8.47            --     2009
                                                            10.78              6.33            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.78            $20.61            --     2017
                                                                        15.22             15.78            --     2016
                                                                        15.84             15.22            --     2015
                                                                        16.58             15.84         2,311     2014
                                                                        11.68             16.58            --     2013
                                                                        10.44             11.68            --     2012
                                                                        10.26             10.44            --     2011
                                                                         7.70             10.26            --     2010
                                                                         5.58              7.70            --     2009
                                                                        10.52              5.58            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.20            $17.65            --     2017
                                                                        14.23             14.20            --     2016
                                                                        13.88             14.23            --     2015
                                                                        13.12             13.88            --     2014
                                                                         9.59             13.12            --     2013
                                                                        10.00              9.59            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $13.23            $15.18            --     2017
                                                                        11.58             13.23         4,421     2016
                                                                        12.65             11.58            --     2015
                                                                        11.88             12.65            --     2014
                                                                         8.97             11.88            --     2013
                                                                         7.73              8.97            --     2012
                                                                         8.09              7.73            --     2011
                                                                         7.17              8.09            --     2010
                                                                         5.72              7.17            --     2009
                                                                         9.13              5.72            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $12.92            $14.28         7,064     2017
                                                                        12.01             12.92         6,798     2016
                                                                        13.06             12.01            --     2015
                                                                        12.37             13.06            --     2014
                                                                         9.81             12.37            --     2013
                                                                         8.82              9.81            --     2012
                                                                         9.05              8.82            --     2011
                                                                         8.46              9.05            --     2010
                                                                         6.76              8.46            --     2009
                                                                         9.91              6.76            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $13.93            $15.07         1,732     2017
                                                                        12.43             13.93         1,697     2016
                                                                        13.07             12.43         3,962     2015
                                                                        12.32             13.07         3,922     2014
                                                                        10.10             12.32         3,925     2013
                                                                         9.21             10.10         3,729     2012
                                                                         9.56              9.21         4,142     2011
                                                                         8.75              9.56         4,070     2010
                                                                         7.32              8.75         3,999     2009
                                                                         9.69              7.32         3,869     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $ 9.26            $11.09         3,658     2017
                                                                                9.55              9.26         2,739     2016
                                                                               10.05              9.55         5,908     2015
                                                                               10.28             10.05         6,013     2014
                                                                                8.88             10.28         6,481     2013
                                                                                7.89              8.88         6,904     2012
                                                                                8.69              7.89         5,023     2011
                                                                                7.91              8.69         7,620     2010
                                                                                6.01              7.91        11,028     2009
                                                                               10.35              6.01        11,672     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $ 9.84            $11.25            --     2017
                                                                                8.55              9.84            --     2016
                                                                                9.80              8.55            --     2015
                                                                                9.44              9.80            --     2014
                                                                                7.26              9.44            --     2013
                                                                                6.32              7.26            --     2012
                                                                                6.70              6.32            --     2011
                                                                                6.42              6.70            --     2010
                                                                                4.45              6.42            --     2009
                                                                                9.49              4.45            --     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.15            $11.28         3,578     2017
                                                                               10.94             11.15         4,796     2016
                                                                               11.49             10.94         2,236     2015
                                                                               11.40             11.49         9,099     2014
                                                                               12.76             11.40         9,848     2013
                                                                               12.18             12.76         8,283     2012
                                                                               11.16             12.18         8,013     2011
                                                                               10.88             11.16        14,768     2010
                                                                               10.12             10.88        21,233     2009
                                                                               10.53             10.12        18,032     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $13.86            $15.40            --     2017
                                                                               11.51             13.86            --     2016
                                                                               12.65             11.51            --     2015
                                                                               12.34             12.65            --     2014
                                                                                8.90             12.34            --     2013
                                                                                8.05              8.90            --     2012
                                                                                8.46              8.05            --     2011
                                                                                6.76              8.46            --     2010
                                                                                5.41              6.76            --     2009
                                                                                9.27              5.41            --     2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $12.99            $13.69         2,205     2017
                                                                               11.30             12.99         3,739     2016
                                                                               12.34             11.30            --     2015
                                                                               11.53             12.34            --     2014
                                                                                8.58             11.53            --     2013
                                                                                7.73              8.58            --     2012
                                                                                8.14              7.73            --     2011
                                                                                7.42              8.14            --     2010
                                                                                5.81              7.42            --     2009
                                                                                9.43              5.81            --     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.90            $13.21        26,964
                                                                                      11.75             11.90        34,172
                                                                                      12.16             11.75        41,520
                                                                                      12.22             12.16        47,077
                                                                                      10.94             12.22        47,977
                                                                                      10.20             10.94        47,394
                                                                                      10.84             10.20        24,784
                                                                                      10.12             10.84        24,784
                                                                                       8.57             10.12        22,002
                                                                                      10.94              8.57        21,217
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $13.66            $17.24            --
                                                                                      13.02             13.66            --
                                                                                      13.01             13.02            --
                                                                                      11.70             13.01            --
                                                                                       8.97             11.70            --
                                                                                       8.01              8.97            --
                                                                                       8.02              8.01            --
                                                                                       7.14              8.02            --
                                                                                       5.77              7.14            --
                                                                                      10.01              5.77            --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.65            $11.98            --
                                                                                      10.00              9.65           576
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.38            $13.48         3,717
                                                                                      10.00             10.38            --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.18            $11.28         1,780
                                                                                      10.51             11.18         1,762
                                                                                      10.88             10.51         1,927
                                                                                      11.08             10.88         6,573
                                                                                      10.93             11.08         7,012
                                                                                      10.44             10.93         5,015
                                                                                      10.43             10.44            --
                                                                                       9.79             10.43            --
                                                                                       6.95              9.79         5,965
                                                                                       9.78              6.95         6,538
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $14.77            $15.36            --
                                                                                      13.21             14.77            --
                                                                                      13.91             13.21            --
                                                                                      13.92             13.91            --
                                                                                      13.36             13.92            --
                                                                                      11.98             13.36            --
                                                                                      11.70             11.98            --
                                                                                      10.48             11.70            --
                                                                                       7.04             10.48            --
                                                                                       9.76              7.04            --
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $13.39            $16.72            --     2017
                                                                         13.26             13.39           611     2016
                                                                         12.80             13.26           644     2015
                                                                         11.98             12.80           731     2014
                                                                          8.79             11.98           793     2013
                                                                          7.70              8.79         1,015     2012
                                                                          9.12              7.70         7,730     2011
                                                                          7.93              9.12        10,941     2010
                                                                          6.30              7.93         7,402     2009
                                                                         11.10              6.30         7,599     2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $13.49            $15.29         1,711     2017
                                                                         12.92             13.49         6,819     2016
                                                                         13.19             12.92         9,774     2015
                                                                         12.28             13.19        12,674     2014
                                                                         10.55             12.28        13,595     2013
                                                                          9.42             10.55        14,094     2012
                                                                         10.03              9.42        15,417     2011
                                                                          8.73             10.03        15,295     2010
                                                                          6.46              8.73        11,599     2009
                                                                         10.06              6.46        12,368     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $14.30            $16.98         2,961     2017
                                                                         13.60             14.30         4,340     2016
                                                                         13.88             13.60        11,450     2015
                                                                         12.74             13.88        18,312     2014
                                                                          9.97             12.74        23,405     2013
                                                                          8.79              9.97        27,520     2012
                                                                          9.27              8.79            --     2011
                                                                          8.12              9.27            --     2010
                                                                          6.14              8.12            --     2009
                                                                         10.98              6.14            --     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.15            $17.05            --     2017
                                                                         14.12             14.15            --     2016
                                                                         14.32             14.12            --     2015
                                                                         13.26             14.32            --     2014
                                                                          9.82             13.26            --     2013
                                                                          8.23              9.82            --     2012
                                                                          8.68              8.23            --     2011
                                                                          7.53              8.68            --     2010
                                                                          5.69              7.53            --     2009
                                                                          9.93              5.69            --     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $11.86            $13.04         2,317     2017
                                                                         10.32             11.86           692     2016
                                                                         11.04             10.32         5,757     2015
                                                                         10.43             11.04         9,031     2014
                                                                          8.36             10.43        12,382     2013
                                                                          7.32              8.36        14,200     2012
                                                                          7.45              7.32            --     2011
                                                                          6.64              7.45            --     2010
                                                                          5.24              6.64            --     2009
                                                                          9.39              5.24            --     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.06            $16.00            --     2017
                                                                  12.44             14.06            --     2016
                                                                  13.08             12.44            --     2015
                                                                  12.15             13.08            --     2014
                                                                   9.35             12.15            --     2013
                                                                   8.10              9.35            --     2012
                                                                   8.19              8.10            --     2011
                                                                   7.32              8.19            --     2010
                                                                   5.91              7.32            --     2009
                                                                  10.42              5.91            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.66            $20.51            --     2017
                                                                  16.04             15.66           698     2016
                                                                  15.60             16.04         3,879     2015
                                                                  14.28             15.60         2,522     2014
                                                                  10.63             14.28         3,031     2013
                                                                  10.00             10.63         3,731     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $14.68            $19.32            --     2017
                                                                  14.96             14.68            --     2016
                                                                  14.34             14.96            --     2015
                                                                  13.23             14.34            --     2014
                                                                   9.97             13.23            --     2013
                                                                   8.93              9.97            --     2012
                                                                   9.15              8.93            --     2011
                                                                   7.57              9.15            --     2010
                                                                   6.06              7.57            --     2009
                                                                  11.78              6.06            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.72            $11.90        11,821     2017
                                                                  11.50             11.72        14,176     2016
                                                                  11.88             11.50        13,060     2015
                                                                  11.53             11.88        13,148     2014
                                                                  12.06             11.53        16,152     2013
                                                                  11.70             12.06        16,074     2012
                                                                  11.20             11.70            --     2011
                                                                  10.67             11.20            --     2010
                                                                   9.47             10.67            --     2009
                                                                  10.05              9.47            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $14.91            $17.55         2,881     2017
                                                                  13.65             14.91         3,818     2016
                                                                  14.22             13.65         3,579     2015
                                                                  13.74             14.22         9,599     2014
                                                                  10.36             13.74         9,455     2013
                                                                   9.27             10.36        11,578     2012
                                                                  10.65              9.27            --     2011
                                                                   8.49             10.65            --     2010
                                                                   6.22              8.49            --     2009
                                                                  10.56              6.22            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $12.15            $14.13            --     2017
                                                                  11.39             12.15            --     2016
                                                                  12.06             11.39            --     2015
                                                                  11.60             12.06            --     2014
                                                                   9.13             11.60            --     2013
                                                                   7.36              9.13            --     2012
                                                                   8.29              7.36            --     2011
                                                                   6.72              8.29            --     2010
                                                                   4.38              6.72            --     2009
                                                                   9.22              4.38            --     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.23            $12.27          7,472    2017
                                                                         10.16             11.23         14,302    2016
                                                                         11.10             10.16         16,367    2015
                                                                         11.06             11.10         17,299    2014
                                                                          9.15             11.06         20,748    2013
                                                                          8.13              9.15         23,093    2012
                                                                          8.46              8.13         28,284    2011
                                                                          7.86              8.46         29,762    2010
                                                                          6.19              7.86         20,437    2009
                                                                          9.88              6.19         22,065    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $12.13            $12.98         65,478    2017
                                                                         10.90             12.13        150,373    2016
                                                                         12.01             10.90        193,570    2015
                                                                         11.76             12.01        211,593    2014
                                                                         10.58             11.76        219,770    2013
                                                                          9.62             10.58        222,309    2012
                                                                          9.63              9.62        230,151    2011
                                                                          8.76              9.63        159,093    2010
                                                                          6.62              8.76        142,200    2009
                                                                          9.64              6.62        152,581    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $11.63            $12.30             --    2017
                                                                         10.26             11.63            708    2016
                                                                         11.06             10.26            830    2015
                                                                         10.58             11.06            833    2014
                                                                          8.45             10.58            903    2013
                                                                          7.58              8.45          1,049    2012
                                                                          7.85              7.58          7,876    2011
                                                                          7.23              7.85         12,593    2010
                                                                          5.88              7.23         20,124    2009
                                                                          9.58              5.88         19,802    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.19            $10.63             --    2017
                                                                          8.59              9.19             --    2016
                                                                          9.41              8.59             --    2015
                                                                          9.92              9.41             --    2014
                                                                          7.77              9.92             --    2013
                                                                          6.58              7.77             --    2012
                                                                          7.24              6.58             --    2011
                                                                          6.91              7.24             --    2010
                                                                          5.40              6.91             --    2009
                                                                          9.59              5.40             --    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 8.99            $ 8.82         38,728    2017
                                                                          9.21              8.99          3,243    2016
                                                                          9.43              9.21         13,902    2015
                                                                          9.66              9.43         12,640    2014
                                                                          9.90              9.66             --    2013
                                                                         10.00              9.90             --    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $14.74            $17.00        34,127     2017
                                                                        14.48             14.74        41,952     2016
                                                                        14.77             14.48        50,148     2015
                                                                        13.98             14.77        54,882     2014
                                                                        11.96             13.98        59,525     2013
                                                                        10.81             11.96        61,102     2012
                                                                        10.93             10.81        61,634     2011
                                                                        10.35             10.93        66,643     2010
                                                                         8.45             10.35        67,320     2009
                                                                        10.31              8.45        68,394     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $16.33            $20.72            --     2017
                                                                        16.41             16.33         2,122     2016
                                                                        15.02             16.41         2,204     2015
                                                                        14.19             15.02         4,031     2014
                                                                        11.11             14.19         4,687     2013
                                                                         9.19             11.11         5,510     2012
                                                                        10.12              9.19         4,304     2011
                                                                         9.74             10.12         6,512     2010
                                                                         6.83              9.74        17,971     2009
                                                                        12.57              6.83        20,645     2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $16.20            $18.34            --     2017
                                                                        16.44             16.20            --     2016
                                                                        17.18             16.44            --     2015
                                                                        14.66             17.18            --     2014
                                                                        10.19             14.66            --     2013
                                                                         8.81             10.19            --     2012
                                                                         8.84              8.81            --     2011
                                                                         7.26              8.84            --     2010
                                                                         5.54              7.26            --     2009
                                                                         9.56              5.54            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.37            $11.62            --     2017
                                                                         9.40             10.37            --     2016
                                                                         9.91              9.40            --     2015
                                                                        10.00              9.91            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $14.13            $16.97            --     2017
                                                                        13.36             14.13            --     2016
                                                                        13.70             13.36            --     2015
                                                                        12.68             13.70            --     2014
                                                                         9.86             12.68            --     2013
                                                                         8.50              9.86            --     2012
                                                                         8.93              8.50            --     2011
                                                                         8.25              8.93            --     2010
                                                                         6.68              8.25            --     2009
                                                                        10.25              6.68            --     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $12.30            $13.45         1,565     2017
                                                                            11.58             12.30         1,630     2016
                                                                            11.94             11.58         3,839     2015
                                                                            11.30             11.94         3,955     2014
                                                                             9.75             11.30         4,043     2013
                                                                             9.00              9.75         3,844     2012
                                                                             9.08              9.00         4,280     2011
                                                                             8.49              9.08         4,361     2010
                                                                             7.39              8.49         2,046     2009
                                                                             9.74              7.39         1,831     2008
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $12.77            $14.27            --     2017
                                                                            11.76             12.77            --     2016
                                                                            14.13             11.76            --     2015
                                                                            12.88             14.13            --     2014
                                                                            10.97             12.88            --     2013
                                                                             9.93             10.97            --     2012
                                                                             9.55              9.93            --     2011
                                                                             8.62              9.55            --     2010
                                                                             6.65              8.62            --     2009
                                                                            10.96              6.65            --     2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $ 9.98            $12.47            --     2017
                                                                             9.66              9.98            --     2016
                                                                            10.00              9.66            --     2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $12.26            $15.14            --     2017
                                                                            12.87             12.26            --     2016
                                                                            12.77             12.87            --     2015
                                                                            11.37             12.77            --     2014
                                                                             9.00             11.37            --     2013
                                                                             8.10              9.00            --     2012
                                                                             8.42              8.10            --     2011
                                                                             7.90              8.42            --     2010
                                                                             5.61              7.90            --     2009
                                                                            10.59              5.61            --     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares              $ 8.72            $ 9.27         2,735     2017
                                                                             8.51              8.72         2,998     2016
                                                                             8.67              8.51         7,509     2015
                                                                             8.23              8.67        12,095     2014
                                                                             7.47              8.23        12,518     2013
                                                                             6.83              7.47        12,095     2012
                                                                             6.97              6.83        19,129     2011
                                                                             6.34              6.97        20,088     2010
                                                                             5.34              6.34        13,544     2009
                                                                             9.70              5.34        13,312     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares           $12.49            $15.66            --     2017
                                                                            12.53             12.49            --     2016
                                                                            12.07             12.53            --     2015
                                                                            11.72             12.07            --     2014
                                                                             8.86             11.72            --     2013
                                                                             7.81              8.86            --     2012
                                                                             7.94              7.81            --     2011
                                                                             6.39              7.94            --     2010
                                                                             4.95              6.39            --     2009
                                                                             9.99              4.95            --     2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $11.29            $15.03         2,683     2017
                                                                          11.59             11.29         3,324     2016
                                                                          11.45             11.59         4,251     2015
                                                                          11.50             11.45         7,053     2014
                                                                           9.28             11.50         6,068     2013
                                                                           7.86              9.28         6,925     2012
                                                                           8.80              7.86         7,566     2011
                                                                           7.79              8.80        11,210     2010
                                                                           5.73              7.79        11,137     2009
                                                                           9.84              5.73        12,360     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $13.80            $15.71         6,382     2017
                                                                          12.70             13.80         9,474     2016
                                                                          12.62             12.70         7,468     2015
                                                                          11.72             12.62        11,493     2014
                                                                           9.13             11.72        13,507     2013
                                                                           8.03              9.13        15,991     2012
                                                                           8.25              8.03        29,705     2011
                                                                           7.30              8.25        48,022     2010
                                                                           5.84              7.30        27,720     2009
                                                                           9.75              5.84        28,332     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $15.07            $16.75         1,799     2017
                                                                          13.12             15.07         3,052     2016
                                                                          14.31             13.12         4,383     2015
                                                                          13.14             14.31         6,403     2014
                                                                           9.57             13.14        10,615     2013
                                                                           8.33              9.57        13,572     2012
                                                                           8.75              8.33        14,318     2011
                                                                           7.28              8.75        22,576     2010
                                                                           5.45              7.28         4,032     2009
                                                                           9.01              5.45         4,471     2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $11.50            $12.72            --     2017
                                                                          10.43             11.50            --     2016
                                                                          11.77             10.43            --     2015
                                                                          12.01             11.77            --     2014
                                                                          12.29             12.01            --     2013
                                                                          10.97             12.29            --     2012
                                                                          11.02             10.97            --     2011
                                                                           9.99             11.02            --     2010
                                                                           8.43              9.99            --     2009
                                                                          10.28              8.43            --     2008
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $13.87            $14.43         1,392     2017
                                                                          12.63             13.87         2,024     2016
                                                                          13.16             12.63         4,725     2015
                                                                          13.05             13.16         4,830     2014
                                                                          12.64             13.05         3,708     2013
                                                                          11.34             12.64         3,593     2012
                                                                          11.24             11.34         5,213     2011
                                                                          10.06             11.24         8,804     2010
                                                                           7.35             10.06         5,806     2009
                                                                           9.84              7.35         6,614     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.25            $16.22         1,241     2017
                                                                              15.52             15.25         1,307     2016
                                                                              16.12             15.52            --     2015
                                                                              13.32             16.12            --     2014
                                                                              15.68             13.32            --     2013
                                                                              15.38             15.68            --     2012
                                                                              12.33             15.38            --     2011
                                                                              11.32             12.33            --     2010
                                                                              12.13             11.32         5,035     2009
                                                                              10.59             12.13         3,804     2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.89            $10.77         1,864     2017
                                                                              11.00             10.89         4,869     2016
                                                                              11.23             11.00         7,723     2015
                                                                              11.41             11.23        23,940     2014
                                                                              11.71             11.41        23,680     2013
                                                                              11.34             11.71        21,753     2012
                                                                              11.49             11.34        20,717     2011
                                                                              11.18             11.49        34,361     2010
                                                                              10.11             11.18        41,383     2009
                                                                              10.40             10.11        36,489     2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.08            $13.39        10,512     2017
                                                                              13.05             13.08        12,724     2016
                                                                              13.31             13.05        13,816     2015
                                                                              13.08             13.31        13,074     2014
                                                                              13.67             13.08        15,714     2013
                                                                              12.78             13.67        14,200     2012
                                                                              12.64             12.78        15,374     2011
                                                                              11.98             12.64        26,094     2010
                                                                              10.76             11.98        12,028     2009
                                                                              10.52             10.76        10,685     2008
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $13.18            $16.69            --     2017
                                                                              13.34             13.18            --     2016
                                                                              12.91             13.34            --     2015
                                                                              12.40             12.91            --     2014
                                                                               9.82             12.40            --     2013
                                                                               9.10              9.82            --     2012
                                                                               9.76              9.10            --     2011
                                                                               9.31              9.76            --     2010
                                                                               6.06              9.31            --     2009
                                                                              10.25              6.06            --     2008
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $16.08            $21.36            --     2017
                                                                              16.69             16.08            --     2016
                                                                              15.40             16.69            --     2015
                                                                              14.40             15.40            --     2014
                                                                              10.76             14.40            --     2013
                                                                               9.53             10.76            --     2012
                                                                               9.77              9.53            --     2011
                                                                               8.98              9.77            --     2010
                                                                               6.45              8.98            --     2009
                                                                              10.59              6.45            --     2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 6.69            $ 6.49         4,767     2017
                                                                 5.49              6.69         2,894     2016
                                                                 7.91              5.49         1,809     2015
                                                                10.10              7.91         2,366     2014
                                                                 9.43             10.10         1,968     2013
                                                                 9.95              9.43         1,967     2012
                                                                12.64              9.95            --     2011
                                                                10.16             12.64            --     2010
                                                                 5.90             10.16         2,898     2009
                                                                12.92              5.90         4,058     2008
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $19.85            $25.41            --     2017
                                                                19.19             19.85            --     2016
                                                                18.17             19.19            --     2015
                                                                15.85             18.17            --     2014
                                                                12.06             15.85            --     2013
                                                                10.58             12.06            --     2012
                                                                10.61             10.58            --     2011
                                                                 9.18             10.61            --     2010
                                                                 6.19              9.18            --     2009
                                                                10.91              6.19            --     2008
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.78            $10.86            --     2017
                                                                10.72             10.78            --     2016
                                                                11.03             10.72            --     2015
                                                                10.75             11.03            --     2014
                                                                11.17             10.75            --     2013
                                                                10.83             11.17            --     2012
                                                                10.35             10.83            --     2011
                                                                 9.86             10.35            --     2010
                                                                 9.36              9.86            --     2009
                                                                10.11              9.36            --     2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $15.54            $19.46            --     2017
                                                                15.53             15.54            --     2016
                                                                15.41             15.53            --     2015
                                                                13.84             15.41            --     2014
                                                                10.51             13.84            --     2013
                                                                 8.91             10.51            --     2012
                                                                 9.09              8.91            --     2011
                                                                 8.34              9.09            --     2010
                                                                 6.16              8.34            --     2009
                                                                 9.97              6.16            --     2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $14.33            $14.81         1,357     2017
                                                                13.60             14.33         1,598     2016
                                                                13.32             13.60         1,732     2015
                                                                10.35             13.32         2,943     2014
                                                                10.34             10.35         5,983     2013
                                                                 9.07             10.34         2,091     2012
                                                                 8.46              9.07         2,234     2011
                                                                 6.72              8.46         3,977     2010
                                                                 5.07              6.72         4,357     2009
                                                                 8.12              5.07         4,946     2008
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $14.23            $16.88             --    2017
                                                          13.06             14.23             --    2016
                                                          13.24             13.06             --    2015
                                                          11.98             13.24             --    2014
                                                           9.30             11.98             --    2013
                                                           8.23              9.30             --    2012
                                                           8.29              8.23             --    2011
                                                           7.40              8.29             --    2010
                                                           6.00              7.40             --    2009
                                                           9.83              6.00             --    2008
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $15.75            $17.33             --    2017
                                                          13.04             15.75             --    2016
                                                          13.93             13.04             --    2015
                                                          13.76             13.93             --    2014
                                                          10.30             13.76             --    2013
                                                           9.21             10.30             --    2012
                                                           9.15              9.21             --    2011
                                                           7.35              9.15             --    2010
                                                           5.76              7.35             --    2009
                                                           9.45              5.76             --    2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $10.71            $12.05        149,648    2017
                                                          10.34             10.71        157,555    2016
                                                          10.74             10.34        200,324    2015
                                                          10.47             10.74        231,732    2014
                                                           9.36             10.47        246,333    2013
                                                           8.54              9.36        252,879    2012
                                                           9.03              8.54        298,020    2011
                                                           8.46              9.03        307,202    2010
                                                           7.19              8.46        397,742    2009
                                                          10.43              7.19        406,559    2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $13.66            $15.99             --    2017
                                                          12.81             13.66             --    2016
                                                          13.43             12.81             --    2015
                                                          12.20             13.43             --    2014
                                                           9.34             12.20             --    2013
                                                           8.26              9.34             --    2012
                                                           8.72              8.26             --    2011
                                                           8.10              8.72             --    2010
                                                           6.31              8.10             --    2009
                                                          10.10              6.31             --    2008
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.26            $23.99             --    2017
                                                          18.61             18.26             --    2016
                                                          18.82             18.61             --    2015
                                                          18.56             18.82             --    2014
                                                          13.60             18.56             --    2013
                                                          11.57             13.60             --    2012
                                                          12.55             11.57             --    2011
                                                          10.00             12.55             --    2010
--------------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.44            $12.92         7,013     2017
                                                            11.21             11.44        24,017     2016
                                                            11.32             11.21        12,305     2015
                                                            10.82             11.32        13,773     2014
                                                             9.53             10.82        15,093     2013
                                                             8.60              9.53        18,128     2012
                                                             9.08              8.60        27,816     2011
                                                             8.43              9.08        29,477     2010
                                                             6.93              8.43        31,410     2009
                                                            10.16              6.93        33,863     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $11.60            $15.45            --     2017
                                                            11.98             11.60            --     2016
                                                            11.95             11.98            --     2015
                                                            11.67             11.95            --     2014
                                                             9.71             11.67            --     2013
                                                             8.78              9.71            --     2012
                                                            11.73              8.78            --     2011
                                                            10.13             11.73            --     2010
                                                             6.77             10.13            --     2009
                                                            13.19              6.77            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $16.53            $19.16            --     2017
                                                            15.23             16.53            --     2016
                                                            15.37             15.23            --     2015
                                                            14.40             15.37            --     2014
                                                            10.95             14.40            --     2013
                                                             9.56             10.95            --     2012
                                                             9.22              9.56            --     2011
                                                             8.37              9.22            --     2010
                                                             7.12              8.37            --     2009
                                                            12.28              7.12            --     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.26            $10.10        22,236     2017
                                                             8.52              8.26        60,027     2016
                                                             8.52              8.52        49,890     2015
                                                             9.32              8.52        52,025     2014
                                                             7.77              9.32        40,776     2013
                                                             6.97              7.77        72,759     2012
                                                             8.85              6.97        64,510     2011
                                                             8.69              8.85        62,840     2010
                                                             6.62              8.69        64,980     2009
                                                            14.50              6.62        71,633     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $17.20            $22.13            --     2017
                                                            17.20             17.20            --     2016
                                                            15.88             17.20            --     2015
                                                            14.28             15.88            --     2014
                                                            10.67             14.28            --     2013
                                                             9.36             10.67            --     2012
                                                             9.95              9.36            --     2011
                                                             9.27              9.95            --     2010
                                                             6.92              9.27            --     2009
                                                            11.77              6.92            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.81            $20.66            --     2017
                                                                        15.23             15.81            --     2016
                                                                        15.83             15.23            --     2015
                                                                        16.55             15.83        12,661     2014
                                                                        11.65             16.55            --     2013
                                                                        10.40             11.65            --     2012
                                                                        10.21             10.40            --     2011
                                                                         7.65             10.21            --     2010
                                                                         5.54              7.65            --     2009
                                                                        10.44              5.54            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.27            $17.76            --     2017
                                                                        14.28             14.27            --     2016
                                                                        13.92             14.28            --     2015
                                                                        13.14             13.92            --     2014
                                                                         9.60             13.14            --     2013
                                                                        10.00              9.60            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.67            $19.15           334     2017
                                                                        14.58             16.67        24,893     2016
                                                                        15.91             14.58           386     2015
                                                                        14.93             15.91         1,220     2014
                                                                        11.26             14.93         1,278     2013
                                                                         9.69             11.26         1,842     2012
                                                                        10.13              9.69         1,992     2011
                                                                         8.97             10.13         1,991     2010
                                                                         7.15              8.97         3,690     2009
                                                                        11.39              7.15         3,747     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.94            $16.52        41,414     2017
                                                                        13.87             14.94        41,129     2016
                                                                        15.06             13.87            --     2015
                                                                        14.26             15.06            --     2014
                                                                        11.29             14.26            --     2013
                                                                        10.15             11.29            --     2012
                                                                        10.39             10.15            --     2011
                                                                         9.71             10.39            --     2010
                                                                         7.75              9.71            --     2009
                                                                        11.35              7.75            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $14.07            $15.23        41,849     2017
                                                                        12.54             14.07        33,226     2016
                                                                        13.18             12.54        36,945     2015
                                                                        12.40             13.18        39,434     2014
                                                                        10.16             12.40        35,025     2013
                                                                         9.26             10.16        30,204     2012
                                                                         9.60              9.26        29,122     2011
                                                                         8.77              9.60        30,298     2010
                                                                         7.33              8.77        24,522     2009
                                                                         9.70              7.33        25,516     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.51            $16.20        17,468     2017
                                                                               13.93             13.51        10,752     2016
                                                                               14.64             13.93        29,788     2015
                                                                               14.97             14.64        21,812     2014
                                                                               12.91             14.97        23,351     2013
                                                                               11.46             12.91        25,163     2012
                                                                               12.61             11.46        19,371     2011
                                                                               11.46             12.61        21,729     2010
                                                                                8.70             11.46        34,346     2009
                                                                               14.97              8.70        38,054     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.00            $13.75            --     2017
                                                                               10.42             12.00            --     2016
                                                                               11.93             10.42            --     2015
                                                                               11.48             11.93            --     2014
                                                                                8.82             11.48            --     2013
                                                                                7.67              8.82            --     2012
                                                                                8.13              7.67            --     2011
                                                                                7.78              8.13            --     2010
                                                                                5.39              7.78            --     2009
                                                                               11.47              5.39            --     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.33            $11.48        23,845     2017
                                                                               11.11             11.33        24,480     2016
                                                                               11.66             11.11         7,315     2015
                                                                               11.55             11.66        41,966     2014
                                                                               12.92             11.55        45,518     2013
                                                                               12.32             12.92        38,263     2012
                                                                               11.28             12.32        40,035     2011
                                                                               10.99             11.28        54,835     2010
                                                                               10.20             10.99        85,034     2009
                                                                               10.61             10.20        75,720     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $16.90            $18.80            --     2017
                                                                               14.02             16.90            --     2016
                                                                               15.39             14.02            --     2015
                                                                               15.00             15.39            --     2014
                                                                               10.80             15.00            --     2013
                                                                                9.76             10.80            --     2012
                                                                               10.26              9.76            --     2011
                                                                                8.18             10.26            --     2010
                                                                                6.54              8.18            --     2009
                                                                               11.20              6.54            --     2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $17.15            $18.10        11,321     2017
                                                                               14.91             17.15        19,785     2016
                                                                               16.26             14.91            --     2015
                                                                               15.18             16.26            --     2014
                                                                               11.29             15.18            --     2013
                                                                               10.15             11.29            --     2012
                                                                               10.69             10.15            --     2011
                                                                                9.73             10.69            --     2010
                                                                                7.61              9.73            --     2009
                                                                               12.34              7.61            --     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $14.76            $16.39        177,102
                                                                                      14.55             14.76        193,788
                                                                                      15.04             14.55        253,203
                                                                                      15.10             15.04        292,911
                                                                                      13.51             15.10        305,929
                                                                                      12.58             13.51        322,502
                                                                                      13.36             12.58        342,640
                                                                                      12.46             13.36        359,324
                                                                                      10.54             12.46        391,185
                                                                                      13.44             10.54        417,991
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $16.49            $20.82             --
                                                                                      15.69             16.49             --
                                                                                      15.67             15.69             --
                                                                                      14.07             15.67             --
                                                                                      10.78             14.07             --
                                                                                       9.61             10.78             --
                                                                                       9.62              9.61             --
                                                                                       8.55              9.62             --
                                                                                       6.91              8.55             --
                                                                                      11.97              6.91             --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.65            $12.00            639
                                                                                      10.00              9.65            718
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.39            $13.51         25,124
                                                                                      10.00             10.39             --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.85            $11.97         11,796
                                                                                      11.13             11.85         12,050
                                                                                      11.51             11.13         15,007
                                                                                      11.71             11.51         35,501
                                                                                      11.54             11.71         37,407
                                                                                      11.01             11.54         27,263
                                                                                      10.99             11.01          1,359
                                                                                      10.30             10.99          1,459
                                                                                       7.31             10.30         25,538
                                                                                      10.27              7.31         29,270
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $16.80            $17.49             --
                                                                                      15.02             16.80             --
                                                                                      15.80             15.02             --
                                                                                      15.79             15.80             --
                                                                                      15.14             15.79             --
                                                                                      13.56             15.14             --
                                                                                      13.23             13.56             --
                                                                                      11.84             13.23             --
                                                                                       7.94             11.84             --
                                                                                      11.00              7.94             --
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $17.03            $21.29             --    2017
                                                                         16.85             17.03             --    2016
                                                                         16.25             16.85             --    2015
                                                                         15.20             16.25             --    2014
                                                                         11.14             15.20             --    2013
                                                                          9.74             11.14             --    2012
                                                                         11.53              9.74         30,625    2011
                                                                         10.02             11.53         32,579    2010
                                                                          7.94             10.02         23,764    2009
                                                                         14.00              7.94         25,271    2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.91            $16.91         41,375    2017
                                                                         14.26             14.91         50,124    2016
                                                                         14.55             14.26         74,261    2015
                                                                         13.53             14.55         76,866    2014
                                                                         11.61             13.53         73,846    2013
                                                                         10.35             11.61         83,652    2012
                                                                         11.02             10.35         91,286    2011
                                                                          9.58             11.02         84,017    2010
                                                                          7.09              9.58         81,578    2009
                                                                         11.01              7.09         92,974    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.52            $20.81         16,690    2017
                                                                         16.64             17.52         12,022    2016
                                                                         16.96             16.64         59,120    2015
                                                                         15.55             16.96         71,263    2014
                                                                         12.15             15.55         91,811    2013
                                                                         10.71             12.15        107,970    2012
                                                                         11.28             10.71          1,798    2011
                                                                          9.87             11.28          1,787    2010
                                                                          7.46              9.87          3,358    2009
                                                                         13.32              7.46          3,599    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.07            $21.81             --    2017
                                                                         18.02             18.07             --    2016
                                                                         18.26             18.02             --    2015
                                                                         16.88             18.26             --    2014
                                                                         12.50             16.88             --    2013
                                                                         10.47             12.50             --    2012
                                                                         11.02             10.47             --    2011
                                                                          9.56             11.02             --    2010
                                                                          7.20              9.56             --    2009
                                                                         12.57              7.20             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.53            $17.10         12,289    2017
                                                                         13.51             15.53            296    2016
                                                                         14.44             13.51         30,694    2015
                                                                         13.62             14.44         35,383    2014
                                                                         10.91             13.62         49,932    2013
                                                                          9.54             10.91         57,246    2012
                                                                          9.70              9.54          2,831    2011
                                                                          8.64              9.70          1,669    2010
                                                                          6.81              8.64          3,061    2009
                                                                         12.18              6.81          3,167    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $17.32            $19.73            --     2017
                                                                  15.30             17.32            --     2016
                                                                  16.07             15.30            --     2015
                                                                  14.92             16.07            --     2014
                                                                  11.46             14.92            --     2013
                                                                   9.92             11.46            --     2012
                                                                  10.02              9.92            --     2011
                                                                   8.95             10.02            --     2010
                                                                   7.22              8.95            --     2009
                                                                  12.71              7.22            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.74            $20.64            --     2017
                                                                  16.10             15.74            --     2016
                                                                  15.64             16.10        25,353     2015
                                                                  14.30             15.64        12,680     2014
                                                                  10.64             14.30        15,179     2013
                                                                  10.00             10.64        18,677     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $17.04            $22.44            --     2017
                                                                  17.34             17.04            --     2016
                                                                  16.60             17.34            --     2015
                                                                  15.31             16.60            --     2014
                                                                  11.52             15.31            --     2013
                                                                  10.31             11.52            --     2012
                                                                  10.55             10.31            --     2011
                                                                   8.72             10.55            --     2010
                                                                   6.98              8.72            --     2009
                                                                  13.55              6.98            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.84            $12.03        79,672     2017
                                                                  11.60             11.84        82,315     2016
                                                                  11.97             11.60        84,379     2015
                                                                  11.60             11.97        58,742     2014
                                                                  12.13             11.60        73,890     2013
                                                                  11.76             12.13        74,974     2012
                                                                  11.24             11.76         1,269     2011
                                                                  10.70             11.24         1,428     2010
                                                                   9.48             10.70         2,484     2009
                                                                  10.05              9.48         2,205     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.80            $22.14        15,619     2017
                                                                  17.19             18.80        18,229     2016
                                                                  17.89             17.19        19,008     2015
                                                                  17.27             17.89        39,378     2014
                                                                  13.01             17.27        38,241     2013
                                                                  11.62             13.01        46,747     2012
                                                                  13.34             11.62           659     2011
                                                                  10.62             13.34           598     2010
                                                                   7.78             10.62         1,251     2009
                                                                  13.19              7.78         1,379     2008
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $16.70            $19.43            --     2017
                                                                  15.64             16.70            --     2016
                                                                  16.53             15.64            --     2015
                                                                  15.89             16.53            --     2014
                                                                  12.49             15.89            --     2013
                                                                  10.06             12.49            --     2012
                                                                  11.32             10.06            --     2011
                                                                   9.17             11.32            --     2010
                                                                   5.97              9.17            --     2009
                                                                  12.55              5.97            --     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.33            $12.40         76,720    2017
                                                                         10.25             11.33         79,102    2016
                                                                         11.18             10.25        119,353    2015
                                                                         11.13             11.18        131,781    2014
                                                                          9.20             11.13        135,799    2013
                                                                          8.17              9.20        156,633    2012
                                                                          8.49              8.17        179,198    2011
                                                                          7.88              8.49        207,497    2010
                                                                          6.20              7.88        226,163    2009
                                                                          9.89              6.20        277,197    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.75            $15.80        250,503    2017
                                                                         13.24             14.75        279,542    2016
                                                                         14.58             13.24        365,782    2015
                                                                         14.26             14.58        415,375    2014
                                                                         12.81             14.26        514,733    2013
                                                                         11.64             12.81        602,887    2012
                                                                         11.64             11.64        638,513    2011
                                                                         10.57             11.64        665,805    2010
                                                                          7.98             10.57        749,969    2009
                                                                         11.61              7.98        865,565    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.45            $14.23             --    2017
                                                                         11.86             13.45             --    2016
                                                                         12.77             11.86             --    2015
                                                                         12.20             12.77             --    2014
                                                                          9.73             12.20             --    2013
                                                                          8.72              9.73             --    2012
                                                                          9.02              8.72         34,532    2011
                                                                          8.30              9.02         41,317    2010
                                                                          6.74              8.30         71,036    2009
                                                                         10.97              6.74         73,090    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $10.62            $12.30             --    2017
                                                                          9.92             10.62             --    2016
                                                                         10.86              9.92             --    2015
                                                                         11.43             10.86             --    2014
                                                                          8.95             11.43             --    2013
                                                                          7.56              8.95             --    2012
                                                                          8.32              7.56             --    2011
                                                                          7.93              8.32             --    2010
                                                                          6.19              7.93             --    2009
                                                                         10.99              6.19             --    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.03            $ 8.87         22,260    2017
                                                                          9.24              9.03         55,198    2016
                                                                          9.46              9.24         21,400    2015
                                                                          9.68              9.46          5,406    2014
                                                                          9.91              9.68          5,326    2013
                                                                         10.00              9.91         29,046    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.48            $20.17         40,333    2017
                                                                        17.15             17.48         45,679    2016
                                                                        17.48             17.15         55,132    2015
                                                                        16.53             17.48         73,604    2014
                                                                        14.12             16.53         68,684    2013
                                                                        12.75             14.12         85,078    2012
                                                                        12.87             12.75         86,168    2011
                                                                        12.19             12.87        112,451    2010
                                                                         9.93             12.19         54,295    2009
                                                                        12.11              9.93         33,032    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $19.62            $24.92            256    2017
                                                                        19.70             19.62         10,721    2016
                                                                        18.01             19.70         12,700    2015
                                                                        17.00             18.01         17,612    2014
                                                                        13.29             17.00         20,306    2013
                                                                        10.98             13.29         24,066    2012
                                                                        12.08             10.98         19,820    2011
                                                                        11.61             12.08         22,208    2010
                                                                         8.14             11.61         64,034    2009
                                                                        14.96              8.14         76,415    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $18.88            $21.40             --    2017
                                                                        19.15             18.88             --    2016
                                                                        19.99             19.15             --    2015
                                                                        17.04             19.99             --    2014
                                                                        11.83             17.04             --    2013
                                                                        10.22             11.83             --    2012
                                                                        10.24             10.22             --    2011
                                                                         8.41             10.24             --    2010
                                                                         6.41              8.41             --    2009
                                                                        11.05              6.41             --    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.39            $11.66             --    2017
                                                                         9.41             10.39             --    2016
                                                                         9.92              9.41             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $17.28            $20.77             --    2017
                                                                        16.32             17.28             --    2016
                                                                        16.72             16.32             --    2015
                                                                        15.45             16.72             --    2014
                                                                        12.01             15.45             --    2013
                                                                        10.34             12.01             --    2012
                                                                        10.85             10.34             --    2011
                                                                        10.01             10.85             --    2010
                                                                         8.10             10.01             --    2009
                                                                        12.42              8.10             --    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $14.36            $15.71        29,000     2017
                                                                          13.50             14.36        34,620     2016
                                                                          13.90             13.50        34,403     2015
                                                                          13.15             13.90        35,676     2014
                                                                          11.33             13.15        40,971     2013
                                                                          10.46             11.33        46,687     2012
                                                                          10.53             10.46        55,050     2011
                                                                           9.83             10.53        73,036     2010
                                                                           8.55              9.83        75,289     2009
                                                                          11.27              8.55        57,467     2008
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $18.78            $21.01            --     2017
                                                                          17.28             18.78            --     2016
                                                                          20.75             17.28            --     2015
                                                                          18.88             20.75            --     2014
                                                                          16.08             18.88           802     2013
                                                                          14.53             16.08           804     2012
                                                                          13.97             14.53           805     2011
                                                                          12.59             13.97            --     2010
                                                                           9.70             12.59            --     2009
                                                                          15.97              9.70            --     2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $ 9.99            $12.51            --     2017
                                                                           9.66              9.99            --     2016
                                                                          10.00              9.66            --     2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $14.45            $17.86            --     2017
                                                                          15.16             14.45            --     2016
                                                                          15.03             15.16            --     2015
                                                                          13.36             15.03            --     2014
                                                                          10.56             13.36            --     2013
                                                                           9.50             10.56            --     2012
                                                                           9.86              9.50            --     2011
                                                                           9.25              9.86            --     2010
                                                                           6.57              9.25            --     2009
                                                                          12.37              6.57            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.99            $10.63        26,248     2017
                                                                           9.74              9.99        44,629     2016
                                                                           9.91              9.74        30,224     2015
                                                                           9.39              9.91        37,034     2014
                                                                           8.52              9.39        39,028     2013
                                                                           7.78              8.52        39,794     2012
                                                                           7.93              7.78        37,662     2011
                                                                           7.20              7.93        46,080     2010
                                                                           6.06              7.20        49,785     2009
                                                                          11.01              6.06        49,860     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.94            $17.49            --     2017
                                                                          13.97             13.94            --     2016
                                                                          13.45             13.97            --     2015
                                                                          13.04             13.45            --     2014
                                                                           9.84             13.04            --     2013
                                                                           8.67              9.84            --     2012
                                                                           8.80              8.67            --     2011
                                                                           7.09              8.80            --     2010
                                                                           5.48              7.09            --     2009
                                                                          11.05              5.48            --     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $14.60            $19.45         14,053    2017
                                                                          14.97             14.60         14,025    2016
                                                                          14.78             14.97         21,888    2015
                                                                          14.82             14.78         26,480    2014
                                                                          11.94             14.82         22,021    2013
                                                                          10.11             11.94         25,080    2012
                                                                          11.31             10.11         29,512    2011
                                                                          10.01             11.31         32,898    2010
                                                                           7.35             10.01         35,189    2009
                                                                          12.61              7.35         40,926    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.05            $19.42         34,947    2017
                                                                          15.67             17.05         40,223    2016
                                                                          15.56             15.67         31,229    2015
                                                                          14.43             15.56         38,076    2014
                                                                          11.23             14.43         45,121    2013
                                                                           9.86             11.23         53,176    2012
                                                                          10.12              9.86        121,834    2011
                                                                           8.95             10.12        147,423    2010
                                                                           7.15              8.95         91,687    2009
                                                                          11.93              7.15         98,042    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $19.26            $21.44          9,713    2017
                                                                          16.75             19.26         10,899    2016
                                                                          18.26             16.75         19,676    2015
                                                                          16.74             18.26         22,570    2014
                                                                          12.18             16.74         39,688    2013
                                                                          10.60             12.18         50,673    2012
                                                                          11.11             10.60         57,598    2011
                                                                           9.24             11.11         68,019    2010
                                                                           6.91              9.24         15,028    2009
                                                                          11.41              6.91         17,165    2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $12.33            $13.66             --    2017
                                                                          11.18             12.33             --    2016
                                                                          12.60             11.18             --    2015
                                                                          12.83             12.60             --    2014
                                                                          13.12             12.83             --    2013
                                                                          11.70             13.12             --    2012
                                                                          11.75             11.70             --    2011
                                                                          10.64             11.75             --    2010
                                                                           8.97             10.64             --    2009
                                                                          10.92              8.97             --    2008
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.47            $16.12          8,443    2017
                                                                          14.09             15.47          8,951    2016
                                                                          14.66             14.09         29,092    2015
                                                                          14.52             14.66         20,299    2014
                                                                          14.05             14.52         14,592    2013
                                                                          12.59             14.05         14,138    2012
                                                                          12.47             12.59         23,736    2011
                                                                          11.15             12.47         29,861    2010
                                                                           8.13             11.15         21,214    2009
                                                                          10.88              8.13         25,142    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.44            $16.44          8,615    2017
                                                                              15.70             15.44          9,341    2016
                                                                              16.29             15.70            292    2015
                                                                              13.45             16.29            972    2014
                                                                              15.81             13.45          1,106    2013
                                                                              15.50             15.81          1,058    2012
                                                                              12.41             15.50            951    2011
                                                                              11.38             12.41          1,304    2010
                                                                              12.18             11.38         22,560    2009
                                                                              10.63             12.18         17,678    2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.24            $11.13         14,978    2017
                                                                              11.35             11.24         14,759    2016
                                                                              11.58             11.35         38,228    2015
                                                                              11.75             11.58        118,122    2014
                                                                              12.04             11.75        115,372    2013
                                                                              11.65             12.04        107,219    2012
                                                                              11.79             11.65        109,549    2011
                                                                              11.46             11.79        133,992    2010
                                                                              10.35             11.46        177,197    2009
                                                                              10.64             10.35        163,709    2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.50            $13.83         69,360    2017
                                                                              13.45             13.50         72,301    2016
                                                                              13.71             13.45         90,804    2015
                                                                              13.46             13.71         58,434    2014
                                                                              14.05             13.46         71,550    2013
                                                                              13.12             14.05         64,828    2012
                                                                              12.96             13.12         76,793    2011
                                                                              12.27             12.96         96,795    2010
                                                                              11.01             12.27         49,668    2009
                                                                              10.76             11.01         46,311    2008
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $16.53            $20.95            244    2017
                                                                              16.71             16.53            277    2016
                                                                              16.16             16.71            269    2015
                                                                              15.50             16.16            958    2014
                                                                              12.26             15.50            983    2013
                                                                              11.35             12.26          1,351    2012
                                                                              12.16             11.35          1,351    2011
                                                                              11.60             12.16          1,322    2010
                                                                               7.54             11.60          2,298    2009
                                                                              12.74              7.54          2,831    2008
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $17.80            $23.67             --    2017
                                                                              18.45             17.80             --    2016
                                                                              17.01             18.45             --    2015
                                                                              15.89             17.01             --    2014
                                                                              11.86             15.89             --    2013
                                                                              10.49             11.86             --    2012
                                                                              10.75             10.49             --    2011
                                                                               9.87             10.75             --    2010
                                                                               7.09              9.87             --    2009
                                                                              11.61              7.09             --    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.83            $ 9.55        22,351     2017
                                                                 8.06              9.83        13,843     2016
                                                                11.60              8.06        10,116     2015
                                                                14.80             11.60         9,110     2014
                                                                13.80             14.80         8,230     2013
                                                                14.55             13.80         8,245     2012
                                                                18.47             14.55           955     2011
                                                                14.83             18.47           221     2010
                                                                 8.60             14.83         8,520     2009
                                                                18.81              8.60        12,719     2008
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $22.95            $29.41            --     2017
                                                                22.17             22.95            --     2016
                                                                20.96             22.17            --     2015
                                                                18.27             20.96            --     2014
                                                                13.89             18.27            --     2013
                                                                12.18             13.89            --     2012
                                                                12.20             12.18            --     2011
                                                                10.54             12.20            --     2010
                                                                 7.09             10.54            --     2009
                                                                12.50              7.09            --     2008
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.25            $11.35            --     2017
                                                                11.18             11.25            --     2016
                                                                11.49             11.18            --     2015
                                                                11.19             11.49            --     2014
                                                                11.61             11.19            --     2013
                                                                11.24             11.61            --     2012
                                                                10.73             11.24            --     2011
                                                                10.21             10.73            --     2010
                                                                 9.69             10.21            --     2009
                                                                10.45              9.69            --     2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $17.92            $22.47            --     2017
                                                                17.90             17.92            --     2016
                                                                17.73             17.90            --     2015
                                                                15.92             17.73            --     2014
                                                                12.08             15.92            --     2013
                                                                10.23             12.08            --     2012
                                                                10.42             10.23            --     2011
                                                                 9.55             10.42            --     2010
                                                                 7.05              9.55            --     2009
                                                                11.39              7.05            --     2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.62            $21.33         6,396     2017
                                                                19.54             20.62         6,776     2016
                                                                19.13             19.54         8,524     2015
                                                                14.85             19.13        10,355     2014
                                                                14.81             14.85        21,450     2013
                                                                12.98             14.81         6,807     2012
                                                                12.09             12.98         7,869     2011
                                                                 9.60             12.09        10,442     2010
                                                                 7.24              9.60        12,406     2009
                                                                11.58              7.24        14,397     2008
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $17.63            $20.93             183   2017
                                                          16.17             17.63             195   2016
                                                          16.37             16.17             209   2015
                                                          14.79             16.37             710   2014
                                                          11.47             14.79             774   2013
                                                          10.15             11.47           1,083   2012
                                                          10.21             10.15           1,137   2011
                                                           9.10             10.21           1,181   2010
                                                           7.38              9.10           2,180   2009
                                                          12.06              7.38           2,177   2008
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $19.29            $21.24              --   2017
                                                          15.95             19.29              --   2016
                                                          17.03             15.95              --   2015
                                                          16.80             17.03              --   2014
                                                          12.56             16.80              --   2013
                                                          11.22             12.56              --   2012
                                                          11.14             11.22              --   2011
                                                           8.94             11.14              --   2010
                                                           6.99              8.94              --   2009
                                                          11.47              6.99              --   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $11.92            $13.43         833,790   2017
                                                          11.50             11.92         921,388   2016
                                                          11.93             11.50       1,064,406   2015
                                                          11.62             11.93       1,233,963   2014
                                                          10.38             11.62       1,393,633   2013
                                                           9.46             10.38       1,520,222   2012
                                                          10.00              9.46       1,654,423   2011
                                                           9.35             10.00       1,750,326   2010
                                                           7.94              9.35       1,934,217   2009
                                                          11.51              7.94       2,038,127   2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $16.91            $19.81              --   2017
                                                          15.83             16.91              --   2016
                                                          16.58             15.83              --   2015
                                                          15.05             16.58              --   2014
                                                          11.50             15.05              --   2013
                                                          10.17             11.50              --   2012
                                                          10.72             10.17              --   2011
                                                           9.95             10.72              --   2010
                                                           7.74              9.95              --   2009
                                                          12.39              7.74              --   2008
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $18.38            $24.17              --   2017
                                                          18.72             18.38              --   2016
                                                          18.90             18.72              --   2015
                                                          18.63             18.90              --   2014
                                                          13.63             18.63              --   2013
                                                          11.59             13.63              --   2012
                                                          12.56             11.59              --   2011
                                                          10.00             12.56              --   2010
--------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.79            $13.42         39,998    2017
                                                            11.46             11.79         44,829    2016
                                                            11.50             11.46         50,898    2015
                                                            10.90             11.50         56,661    2014
                                                             9.52             10.90         61,729    2013
                                                             8.53              9.52         69,300    2012
                                                             8.94              8.53         74,351    2011
                                                             8.23              8.94        128,475    2010
                                                             6.72              8.23        136,789    2009
                                                             9.78              6.72        121,228    2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $ 9.26            $12.42          1,285    2017
                                                             9.48              9.26          1,551    2016
                                                             9.39              9.48          1,812    2015
                                                             9.10              9.39          1,661    2014
                                                             7.52              9.10            402    2013
                                                             6.74              7.52            995    2012
                                                             8.94              6.74          2,395    2011
                                                             7.66              8.94          2,224    2010
                                                             5.08              7.66          2,812    2009
                                                             9.82              5.08          2,303    2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $14.02            $16.37          1,998    2017
                                                            12.82             14.02          2,095    2016
                                                            12.84             12.82          2,389    2015
                                                            11.93             12.84          1,514    2014
                                                             9.00             11.93          1,727    2013
                                                             7.80              9.00          2,159    2012
                                                             7.47              7.80          6,083    2011
                                                             6.73              7.47          3,255    2010
                                                             5.68              6.73          3,487    2009
                                                             9.72              5.68            845    2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.81            $ 7.15        160,381    2017
                                                             5.95              5.81        463,442    2016
                                                             5.90              5.95        333,354    2015
                                                             6.40              5.90        296,315    2014
                                                             5.30              6.40        222,704    2013
                                                             4.72              5.30        427,852    2012
                                                             5.94              4.72        323,365    2011
                                                             5.79              5.94        296,004    2010
                                                             4.38              5.79        300,833    2009
                                                             9.52              4.38        300,592    2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $15.31            $19.85             --    2017
                                                            15.20             15.31             --    2016
                                                            13.92             15.20             --    2015
                                                            12.42             13.92             --    2014
                                                             9.21             12.42             --    2013
                                                             8.02              9.21             --    2012
                                                             8.46              8.02             --    2011
                                                             7.83              8.46             --    2010
                                                             5.80              7.83             --    2009
                                                             9.79              5.80             --    2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $15.81            $20.83          1,001    2017
                                                                        15.12             15.81          6,151    2016
                                                                        15.60             15.12          6,549    2015
                                                                        16.18             15.60         73,833    2014
                                                                        11.31             16.18          8,680    2013
                                                                        10.01             11.31         10,917    2012
                                                                         9.76             10.01         12,481    2011
                                                                         7.26              9.76            847    2010
                                                                         5.22              7.26            360    2009
                                                                         9.75              5.22            417    2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.79            $18.54             --    2017
                                                                        14.69             14.79             --    2016
                                                                        14.21             14.69             --    2015
                                                                        13.31             14.21             --    2014
                                                                         9.65             13.31             --    2013
                                                                        10.00              9.65             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.89            $17.23          6,360    2017
                                                                        12.93             14.89        168,539    2016
                                                                        14.00             12.93         11,589    2015
                                                                        13.03             14.00         11,874    2014
                                                                         9.76             13.03         12,829    2013
                                                                         8.33              9.76         14,936    2012
                                                                         8.65              8.33         10,470    2011
                                                                         7.59              8.65         11,124    2010
                                                                         6.01              7.59         18,549    2009
                                                                         9.50              6.01         11,624    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $13.67            $15.23        241,154    2017
                                                                        12.59             13.67        262,008    2016
                                                                        13.57             12.59          2,955    2015
                                                                        12.75             13.57          3,284    2014
                                                                        10.02             12.75          5,061    2013
                                                                         8.93             10.02          5,633    2012
                                                                         9.08              8.93          5,458    2011
                                                                         8.42              9.08            801    2010
                                                                         6.67              8.42            805    2009
                                                                         9.69              6.67             --    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.12            $16.49         26,049    2017
                                                                        13.37             15.12         15,624    2016
                                                                        13.94             13.37         17,555    2015
                                                                        13.02             13.94         13,883    2014
                                                                        10.59             13.02         16,066    2013
                                                                         9.57             10.59         15,541    2012
                                                                         9.85              9.57         14,785    2011
                                                                         8.93              9.85         15,543    2010
                                                                         7.40              8.93         16,724    2009
                                                                         9.73              7.40         10,701    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $ 9.33            $11.27        140,518    2017
                                                                                9.54              9.33        115,298    2016
                                                                                9.95              9.54        223,616    2015
                                                                               10.10              9.95        156,066    2014
                                                                                8.64             10.10        160,364    2013
                                                                                7.61              8.64        171,569    2012
                                                                                8.32              7.61        127,763    2011
                                                                                7.50              8.32        126,224    2010
                                                                                5.65              7.50        197,587    2009
                                                                                9.65              5.65        188,009    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $10.87            $12.55             --    2017
                                                                                9.36             10.87             --    2016
                                                                               10.65              9.36             --    2015
                                                                               10.17             10.65             --    2014
                                                                                7.75             10.17             --    2013
                                                                                6.69              7.75             --    2012
                                                                                7.03              6.69             --    2011
                                                                                6.68              7.03             --    2010
                                                                                4.59              6.68             --    2009
                                                                                9.70              4.59             --    2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.62            $11.86        124,034    2017
                                                                               11.31             11.62        159,542    2016
                                                                               11.78             11.31         60,761    2015
                                                                               11.58             11.78        245,361    2014
                                                                               12.85             11.58        258,073    2013
                                                                               12.16             12.85        226,083    2012
                                                                               11.05             12.16        203,585    2011
                                                                               10.68             11.05        269,679    2010
                                                                                9.84             10.68        443,421    2009
                                                                               10.16              9.84        327,257    2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $15.66            $17.55          3,153    2017
                                                                               12.89             15.66          3,180    2016
                                                                               14.05             12.89          3,404    2015
                                                                               13.58             14.05          3,387    2014
                                                                                9.71             13.58          3,475    2013
                                                                                8.71              9.71          3,948    2012
                                                                                9.08              8.71          4,034    2011
                                                                                7.19              9.08          2,859    2010
                                                                                5.70              7.19          1,766    2009
                                                                                9.68              5.70            118    2008
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $14.34            $15.25         87,965    2017
                                                                               12.38             14.34        161,232    2016
                                                                               13.39             12.38         27,599    2015
                                                                               12.41             13.39         24,897    2014
                                                                                9.16             12.41         25,978    2013
                                                                                8.17              9.16         31,487    2012
                                                                                8.54              8.17         32,660    2011
                                                                                7.71              8.54         18,672    2010
                                                                                5.98              7.71         18,710    2009
                                                                                9.63              5.98         15,752    2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.65            $13.04        443,828
                                                                                      11.39             11.65        512,340
                                                                                      11.69             11.39        547,652
                                                                                      11.65             11.69        603,974
                                                                                      10.34             11.65        675,048
                                                                                       9.55             10.34        750,501
                                                                                      10.07              9.55        762,803
                                                                                       9.32             10.07        797,923
                                                                                       7.83              9.32        813,640
                                                                                       9.90              7.83        751,301
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $14.38            $18.29             --
                                                                                      13.58             14.38             --
                                                                                      13.46             13.58             --
                                                                                      11.99             13.46             --
                                                                                       9.12             11.99             --
                                                                                       8.07              9.12             --
                                                                                       8.01              8.07             --
                                                                                       7.07              8.01             --
                                                                                       5.67              7.07             --
                                                                                       9.74              5.67             --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.70            $12.15          1,134
                                                                                      10.00              9.70          1,743
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.44            $13.68        136,594
                                                                                      10.00             10.44          1,610
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $12.38            $12.61         74,427
                                                                                      11.55             12.38         62,682
                                                                                      11.85             11.55         93,735
                                                                                      11.96             11.85        183,902
                                                                                      11.70             11.96        186,822
                                                                                      11.08             11.70        129,463
                                                                                      10.97             11.08          2,076
                                                                                      10.21             10.97          3,112
                                                                                       7.19             10.21        113,401
                                                                                      10.02              7.19        104,510
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               $16.34            $17.15            396
                                                                                      14.49             16.34            379
                                                                                      15.13             14.49            406
                                                                                      15.01             15.13            406
                                                                                      14.28             15.01             --
                                                                                      12.69             14.28             --
                                                                                      12.29             12.69            436
                                                                                      10.91             12.29            462
                                                                                       7.27             10.91            477
                                                                                       9.99              7.27            575
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $12.84            $16.17          3,466    2017
                                                                         12.61             12.84          7,287    2016
                                                                         12.06             12.61          7,309    2015
                                                                         11.20             12.06          8,577    2014
                                                                          8.14             11.20          9,655    2013
                                                                          7.07              8.14         12,357    2012
                                                                          8.30              7.07        195,314    2011
                                                                          7.16              8.30        186,206    2010
                                                                          5.63              7.16        130,118    2009
                                                                          9.85              5.63        128,229    2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.25            $16.29         43,896    2017
                                                                         13.53             14.25         96,460    2016
                                                                         13.69             13.53        103,787    2015
                                                                         12.64             13.69        124,746    2014
                                                                         10.77             12.64        136,760    2013
                                                                          9.52             10.77        147,631    2012
                                                                         10.06              9.52        158,808    2011
                                                                          8.68             10.06         57,913    2010
                                                                          6.37              8.68         70,178    2009
                                                                          9.83              6.37         52,450    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.80            $16.52        154,977    2017
                                                                         13.01             13.80        129,542    2016
                                                                         13.16             13.01        456,861    2015
                                                                         11.97             13.16        513,934    2014
                                                                          9.29             11.97        604,806    2013
                                                                          8.12              9.29        681,115    2012
                                                                          8.49              8.12         71,639    2011
                                                                          7.37              8.49         71,388    2010
                                                                          5.53              7.37         80,340    2009
                                                                          9.80              5.53         69,361    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.41            $17.52             --    2017
                                                                         14.26             14.41            300    2016
                                                                         14.33             14.26          1,727    2015
                                                                         13.16             14.33            367    2014
                                                                          9.67             13.16            390    2013
                                                                          8.03              9.67            588    2012
                                                                          8.39              8.03            700    2011
                                                                          7.22              8.39            449    2010
                                                                          5.40              7.22             --    2009
                                                                          9.36              5.40             --    2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.17            $14.60         82,672    2017
                                                                         11.36             13.17          8,118    2016
                                                                         12.05             11.36        203,928    2015
                                                                         11.28             12.05        232,745    2014
                                                                          8.97             11.28        297,039    2013
                                                                          7.78              8.97        314,981    2012
                                                                          7.85              7.78          5,397    2011
                                                                          6.94              7.85          5,967    2010
                                                                          5.43              6.94          6,482    2009
                                                                          9.64              5.43          9,486    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.20            $16.30          3,519    2017
                                                                  12.45             14.20          3,723    2016
                                                                  12.98             12.45          4,308    2015
                                                                  11.96             12.98          4,520    2014
                                                                   9.12             11.96          4,914    2013
                                                                   7.83              9.12          5,621    2012
                                                                   7.85              7.83          6,255    2011
                                                                   6.96              7.85          6,484    2010
                                                                   5.56              6.96          2,646    2009
                                                                   9.73              5.56          1,602    2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $16.35            $21.59            379    2017
                                                                  16.59             16.35            440    2016
                                                                  16.00             16.59        122,655    2015
                                                                  14.52             16.00         54,632    2014
                                                                  10.72             14.52         61,169    2013
                                                                  10.00             10.72         75,072    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $13.09            $17.37          7,098    2017
                                                                  13.22             13.09          7,923    2016
                                                                  12.56             13.22          8,454    2015
                                                                  11.49             12.56             87    2014
                                                                   8.59             11.49             99    2013
                                                                   7.62              8.59            136    2012
                                                                   7.74              7.62            150    2011
                                                                   6.35              7.74            155    2010
                                                                   5.04              6.35            192    2009
                                                                   9.72              5.04            212    2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.73            $13.03        363,756    2017
                                                                  12.37             12.73        497,062    2016
                                                                  12.67             12.37        515,735    2015
                                                                  12.19             12.67        309,343    2014
                                                                  12.64             12.19        377,268    2013
                                                                  12.16             12.64        408,302    2012
                                                                  11.54             12.16         13,550    2011
                                                                  10.90             11.54         17,623    2010
                                                                   9.59             10.90         17,772    2009
                                                                  10.09              9.59          5,686    2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $14.94            $17.73        116,007    2017
                                                                  13.56             14.94        148,231    2016
                                                                  14.00             13.56        129,988    2015
                                                                  13.41             14.00        260,311    2014
                                                                  10.02             13.41        241,634    2013
                                                                   8.89             10.02        283,440    2012
                                                                  10.13              8.89         20,178    2011
                                                                   8.00             10.13         20,039    2010
                                                                   5.81              8.00         24,042    2009
                                                                   9.78              5.81         17,265    2008
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $13.70            $16.06             --    2017
                                                                  12.73             13.70             --    2016
                                                                  13.36             12.73             --    2015
                                                                  12.74             13.36             --    2014
                                                                   9.94             12.74             --    2013
                                                                   7.95              9.94             --    2012
                                                                   8.87              7.95             --    2011
                                                                   7.13              8.87             --    2010
                                                                   4.61              7.13             --    2009
                                                                   9.61              4.61             --    2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.95            $13.17        174,199    2017
                                                                         10.72             11.95        209,735    2016
                                                                         11.61             10.72        252,838    2015
                                                                         11.47             11.61        295,514    2014
                                                                          9.41             11.47        342,830    2013
                                                                          8.29              9.41        406,867    2012
                                                                          8.55              8.29        431,640    2011
                                                                          7.88              8.55        487,083    2010
                                                                          6.14              7.88        582,829    2009
                                                                          9.73              6.14        620,286    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.42            $14.49        322,095    2017
                                                                         11.96             13.42        349,737    2016
                                                                         13.07             11.96        426,981    2015
                                                                         12.69             13.07        462,367    2014
                                                                         11.31             12.69        510,632    2013
                                                                         10.20             11.31        552,265    2012
                                                                         10.12             10.20        595,532    2011
                                                                          9.12             10.12        661,639    2010
                                                                          6.83              9.12        739,969    2009
                                                                          9.87              6.83        910,720    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.71            $13.56          9,122    2017
                                                                         11.12             12.71          9,036    2016
                                                                         11.89             11.12         10,250    2015
                                                                         11.27             11.89         15,614    2014
                                                                          8.93             11.27         16,432    2013
                                                                          7.94              8.93          5,902    2012
                                                                          8.15              7.94        169,495    2011
                                                                          7.44              8.15        187,444    2010
                                                                          6.00              7.44        294,324    2009
                                                                          9.68              6.00        268,065    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.98            $11.65         10,197    2017
                                                                          9.25              9.98         10,506    2016
                                                                         10.05              9.25         10,641    2015
                                                                         10.50             10.05         26,906    2014
                                                                          8.15             10.50         26,526    2013
                                                                          6.84              8.15         16,611    2012
                                                                          7.47              6.84         18,031    2011
                                                                          7.07              7.47         12,495    2010
                                                                          5.47              7.07         12,097    2009
                                                                          9.64              5.47          2,865    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.34            $ 9.24         26,530    2017
                                                                          9.48              9.34          9,122    2016
                                                                          9.63              9.48          1,482    2015
                                                                          9.78              9.63          9,103    2014
                                                                          9.94              9.78         51,525    2013
                                                                         10.00              9.94         35,873    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $15.22            $17.70         49,608    2017
                                                                        14.81             15.22         61,317    2016
                                                                        14.99             14.81        102,117    2015
                                                                        14.06             14.99        107,588    2014
                                                                        11.92             14.06        119,909    2013
                                                                        10.68             11.92        129,620    2012
                                                                        10.71             10.68        140,909    2011
                                                                        10.06             10.71        170,848    2010
                                                                         8.13             10.06        177,049    2009
                                                                         9.84              8.13        137,419    2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $13.95            $17.86          1,017    2017
                                                                        13.90             13.95         79,967    2016
                                                                        12.61             13.90         86,632    2015
                                                                        11.81             12.61        109,603    2014
                                                                         9.17             11.81        120,137    2013
                                                                         7.52              9.17        140,992    2012
                                                                         8.21              7.52        140,220    2011
                                                                         7.83              8.21        144,584    2010
                                                                         5.45              7.83        356,463    2009
                                                                         9.93              5.45        388,577    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $17.78            $20.30          1,118    2017
                                                                        17.89             17.78          1,172    2016
                                                                        18.53             17.89          1,182    2015
                                                                        15.68             18.53          1,257    2014
                                                                        10.81             15.68          1,487    2013
                                                                         9.27             10.81          1,869    2012
                                                                         9.21              9.27          2,079    2011
                                                                         7.50              9.21          2,204    2010
                                                                         5.68              7.50          2,456    2009
                                                                         9.71              5.68          2,456    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.55            $11.93             --    2017
                                                                         9.49             10.55             --    2016
                                                                         9.92              9.49             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $14.52            $17.58             --    2017
                                                                        13.61             14.52             --    2016
                                                                        13.83             13.61             --    2015
                                                                        12.69             13.83             --    2014
                                                                         9.78             12.69             --    2013
                                                                         8.36              9.78             --    2012
                                                                         8.71              8.36             --    2011
                                                                         7.98              8.71             --    2010
                                                                         6.40              7.98             --    2009
                                                                         9.74              6.40             --    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $13.44            $14.82         69,708    2017
                                                                          12.54             13.44         73,974    2016
                                                                          12.81             12.54         84,647    2015
                                                                          12.02             12.81         90,334    2014
                                                                          10.29             12.02        101,516    2013
                                                                           9.42             10.29        144,601    2012
                                                                           9.42              9.42        148,893    2011
                                                                           8.73              9.42        158,885    2010
                                                                           7.53              8.73        159,993    2009
                                                                           9.84              7.53        145,259    2008
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $12.39            $13.96          6,670    2017
                                                                          11.31             12.39          7,501    2016
                                                                          13.48             11.31          7,919    2015
                                                                          12.17             13.48          7,362    2014
                                                                          10.28             12.17          9,813    2013
                                                                           9.23             10.28         11,022    2012
                                                                           8.80              9.23         11,856    2011
                                                                           7.87              8.80         21,256    2010
                                                                           6.02              7.87         21,780    2009
                                                                           9.83              6.02         19,158    2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.13            $12.78             --    2017
                                                                           9.72             10.13             --    2016
                                                                          10.00              9.72             --    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $12.15            $15.13          2,898    2017
                                                                          12.65             12.15          2,810    2016
                                                                          12.44             12.65          6,450    2015
                                                                          10.97             12.44          2,723    2014
                                                                           8.61             10.97          3,129    2013
                                                                           7.69              8.61          3,603    2012
                                                                           7.92              7.69          3,834    2011
                                                                           7.37              7.92          3,869    2010
                                                                           5.19              7.37          1,258    2009
                                                                           9.70              5.19          1,703    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.56            $10.25         48,483    2017
                                                                           9.25              9.56         50,433    2016
                                                                           9.34              9.25         55,506    2015
                                                                           8.78              9.34         59,794    2014
                                                                           7.91              8.78         63,784    2013
                                                                           7.16              7.91         80,461    2012
                                                                           7.25              7.16         82,246    2011
                                                                           6.53              7.25         67,711    2010
                                                                           5.46              6.53         73,000    2009
                                                                           9.83              5.46         54,588    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.00            $16.45             --    2017
                                                                          12.94             13.00             --    2016
                                                                          12.36             12.94             --    2015
                                                                          11.90             12.36             --    2014
                                                                           8.91             11.90             --    2013
                                                                           7.79              8.91             --    2012
                                                                           7.85              7.79             --    2011
                                                                           6.27              7.85             --    2010
                                                                           4.81              6.27             --    2009
                                                                           9.63              4.81             --    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.02            $16.14        117,115    2017
                                                                          12.23             12.02        136,439    2016
                                                                          11.98             12.23        180,105    2015
                                                                          11.93             11.98        199,518    2014
                                                                           9.54             11.93        166,271    2013
                                                                           8.01              9.54        185,668    2012
                                                                           8.90              8.01        232,459    2011
                                                                           7.81              8.90        228,770    2010
                                                                           5.69              7.81        227,486    2009
                                                                           9.69              5.69        226,651    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.82            $17.01        225,356    2017
                                                                          13.52             14.82        267,443    2016
                                                                          13.32             13.52        209,932    2015
                                                                          12.26             13.32        241,181    2014
                                                                           9.47             12.26        265,506    2013
                                                                           8.25              9.47        301,574    2012
                                                                           8.41              8.25        627,983    2011
                                                                           7.37              8.41        680,230    2010
                                                                           5.85              7.37        431,273    2009
                                                                           9.68              5.85        425,379    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $17.42            $19.54         58,566    2017
                                                                          15.04             17.42         77,160    2016
                                                                          16.26             15.04        111,280    2015
                                                                          14.80             16.26        119,816    2014
                                                                          10.69             14.80        196,773    2013
                                                                           9.23             10.69        251,597    2012
                                                                           9.60              9.23        289,127    2011
                                                                           7.92              9.60        307,091    2010
                                                                           5.88              7.92         74,623    2009
                                                                           9.63              5.88         80,784    2008
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $12.08            $13.49            656    2017
                                                                          10.87             12.08            709    2016
                                                                          12.16             10.87            778    2015
                                                                          12.29             12.16            726    2014
                                                                          12.47             12.29          1,667    2013
                                                                          11.04             12.47          1,583    2012
                                                                          11.00             11.04          1,919    2011
                                                                           9.88             11.00             --    2010
                                                                           8.27              9.88             --    2009
                                                                           9.99              8.27          1,906    2008
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.27            $16.03         59,041    2017
                                                                          13.79             15.27         67,196    2016
                                                                          14.25             13.79        187,257    2015
                                                                          14.00             14.25        118,020    2014
                                                                          13.45             14.00         86,025    2013
                                                                          11.95             13.45         85,073    2012
                                                                          11.75             11.95        120,504    2011
                                                                          10.43             11.75        134,567    2010
                                                                           7.55             10.43        104,942    2009
                                                                          10.03              7.55        105,313    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.92            $17.08         56,208    2017
                                                                              16.06             15.92         65,073    2016
                                                                              16.54             16.06          9,810    2015
                                                                              13.55             16.54         11,791    2014
                                                                              15.81             13.55         14,981    2013
                                                                              15.38             15.81         14,565    2012
                                                                              12.22             15.38         14,842    2011
                                                                              11.12             12.22         17,987    2010
                                                                              11.82             11.12        112,692    2009
                                                                              10.23             11.82         72,194    2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.40            $11.37        114,875    2017
                                                                              11.42             11.40        134,924    2016
                                                                              11.56             11.42        261,944    2015
                                                                              11.64             11.56        653,860    2014
                                                                              11.84             11.64        632,839    2013
                                                                              11.36             11.84        598,673    2012
                                                                              11.41             11.36        704,331    2011
                                                                              11.01             11.41        797,920    2010
                                                                               9.87             11.01        914,280    2009
                                                                              10.07              9.87        693,196    2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.61            $14.06        375,250    2017
                                                                              13.46             13.61        514,644    2016
                                                                              13.61             13.46        594,831    2015
                                                                              13.26             13.61        396,276    2014
                                                                              13.74             13.26        465,980    2013
                                                                              12.73             13.74        447,526    2012
                                                                              12.48             12.73        496,338    2011
                                                                              11.73             12.48        588,488    2010
                                                                              10.45             11.73        369,159    2009
                                                                              10.13             10.45        278,158    2008
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $13.41            $17.13          2,726    2017
                                                                              13.46             13.41          2,954    2016
                                                                              12.91             13.46          2,921    2015
                                                                              12.29             12.91          3,393    2014
                                                                               9.65             12.29          3,620    2013
                                                                               8.86              9.65          4,053    2012
                                                                               9.43              8.86          4,124    2011
                                                                               8.92              9.43          4,451    2010
                                                                               5.76              8.92          5,772    2009
                                                                               9.65              5.76          1,582    2008
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $16.04            $21.50             --    2017
                                                                              16.51             16.04             --    2016
                                                                              15.10             16.51             --    2015
                                                                              14.00             15.10             --    2014
                                                                              10.37             14.00             --    2013
                                                                               9.10             10.37             --    2012
                                                                               9.25              9.10             --    2011
                                                                               8.43              9.25             --    2010
                                                                               6.01              8.43             --    2009
                                                                               9.77              6.01             --    2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 5.67            $ 5.55        223,962    2017
                                                                 4.62              5.67        137,879    2016
                                                                 6.59              4.62         99,252    2015
                                                                 8.35              6.59         89,712    2014
                                                                 7.72              8.35         77,344    2013
                                                                 8.08              7.72         77,770    2012
                                                                10.18              8.08         32,666    2011
                                                                 8.11             10.18         39,849    2010
                                                                 4.67              8.11         85,894    2009
                                                                10.13              4.67         95,244    2008
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $19.17            $24.74             --    2017
                                                                18.37             19.17             --    2016
                                                                17.24             18.37             --    2015
                                                                14.91             17.24             --    2014
                                                                11.25             14.91             --    2013
                                                                 9.79             11.25             --    2012
                                                                 9.73              9.79             --    2011
                                                                 8.34              9.73             --    2010
                                                                 5.57              8.34             --    2009
                                                                 9.75              5.57             --    2008
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.66            $11.85         37,706    2017
                                                                11.50             11.66         38,811    2016
                                                                11.73             11.50         38,978    2015
                                                                11.33             11.73         43,245    2014
                                                                11.67             11.33         43,122    2013
                                                                11.22             11.67         43,371    2012
                                                                10.63             11.22         44,700    2011
                                                                10.03             10.63         46,902    2010
                                                                 9.45             10.03         45,905    2009
                                                                10.11              9.45         30,453    2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.51            $20.86             --    2017
                                                                16.36             16.51             --    2016
                                                                16.09             16.36             --    2015
                                                                14.33             16.09             --    2014
                                                                10.79             14.33             --    2013
                                                                 9.07             10.79             --    2012
                                                                 9.17              9.07             --    2011
                                                                 8.34              9.17             --    2010
                                                                 6.11              8.34             --    2009
                                                                 9.79              6.11             --    2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $17.19            $17.91         40,270    2017
                                                                16.16             17.19         46,168    2016
                                                                15.70             16.16         61,138    2015
                                                                12.09             15.70         69,016    2014
                                                                11.97             12.09        132,451    2013
                                                                10.41             11.97         46,312    2012
                                                                 9.63             10.41         45,751    2011
                                                                 7.58              9.63         52,849    2010
                                                                 5.67              7.58         75,220    2009
                                                                 9.01              5.67         80,138    2008
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $15.16            $18.14           4,698   2017
                                                          13.80             15.16           5,257   2016
                                                          13.87             13.80           4,178   2015
                                                          12.43             13.87           4,655   2014
                                                           9.57             12.43           4,181   2013
                                                           8.40              9.57           4,922   2012
                                                           8.39              8.40           5,969   2011
                                                           7.42              8.39           6,582   2010
                                                           5.97              7.42           7,307   2009
                                                           9.69              5.97           7,985   2008
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $17.34            $19.24             932   2017
                                                          14.23             17.34             965   2016
                                                          15.07             14.23           1,344   2015
                                                          14.75             15.07           1,617   2014
                                                          10.95             14.75           2,139   2013
                                                           9.71             10.95           2,980   2012
                                                           9.56              9.71           3,579   2011
                                                           7.62              9.56           2,333   2010
                                                           5.91              7.62           3,224   2009
                                                           9.62              5.91           1,591   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $10.89            $12.36       1,275,679   2017
                                                          10.43             10.89       1,534,021   2016
                                                          10.74             10.43       1,771,756   2015
                                                          10.38             10.74       2,001,627   2014
                                                           9.20             10.38       2,294,301   2013
                                                           8.32              9.20       2,439,878   2012
                                                           8.72              8.32       2,608,825   2011
                                                           8.10              8.72       2,799,057   2010
                                                           6.82              8.10       2,965,059   2009
                                                           9.81              6.82       2,909,196   2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $14.29            $16.87             237   2017
                                                          13.28             14.29              --   2016
                                                          13.80             13.28              --   2015
                                                          12.43             13.80              --   2014
                                                           9.43             12.43              --   2013
                                                           8.27              9.43              --   2012
                                                           8.65              8.27              --   2011
                                                           7.97              8.65              --   2010
                                                           6.15              7.97              --   2009
                                                           9.77              6.15             349   2008
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $19.31            $25.59             486   2017
                                                          19.51             19.31             594   2016
                                                          19.56             19.51           1,557   2015
                                                          19.13             19.56             597   2014
                                                          13.89             19.13             625   2013
                                                          11.72             13.89             757   2012
                                                          12.60             11.72              --   2011
                                                          10.00             12.60             218   2010
--------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $11.55            $13.06         1,364     2017
                                                            11.30             11.55         5,052     2016
                                                            11.41             11.30         5,933     2015
                                                            10.89             11.41         6,129     2014
                                                             9.58             10.89         6,825     2013
                                                             8.64              9.58         7,443     2012
                                                             9.11              8.64         8,152     2011
                                                             8.45              9.11         8,761     2010
                                                             6.94              8.45        12,453     2009
                                                            10.17              6.94        13,389     2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $10.35            $13.80            --     2017
                                                            10.68             10.35            --     2016
                                                            10.64             10.68            --     2015
                                                            10.38             10.64            --     2014
                                                             8.63             10.38            --     2013
                                                             7.80              8.63            --     2012
                                                            10.41              7.80            --     2011
                                                             8.97             10.41            --     2010
                                                             5.99              8.97            --     2009
                                                            11.66              5.99            --     2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $13.93            $16.16            --     2017
                                                            12.83             13.93            --     2016
                                                            12.93             12.83            --     2015
                                                            12.10             12.93            --     2014
                                                             9.19             12.10            --     2013
                                                             8.01              9.19            --     2012
                                                             7.73              8.01            --     2011
                                                             7.00              7.73            --     2010
                                                             5.95              7.00            --     2009
                                                            10.26              5.95            --     2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.00            $ 7.35         2,183     2017
                                                             6.19              6.00         6,083     2016
                                                             6.18              6.19         4,395     2015
                                                             6.76              6.18         4,846     2014
                                                             5.63              6.76         3,499     2013
                                                             5.04              5.63         6,613     2012
                                                             6.40              5.04         7,220     2011
                                                             6.27              6.40         6,971     2010
                                                             4.77              6.27         6,861     2009
                                                            10.44              4.77         8,753     2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $16.26            $20.94            --     2017
                                                            16.24             16.26            --     2016
                                                            14.98             16.24            --     2015
                                                            13.46             14.98            --     2014
                                                            10.04             13.46            --     2013
                                                             8.80             10.04            --     2012
                                                             9.35              8.80            --     2011
                                                             8.70              9.35            --     2010
                                                             6.49              8.70            --     2009
                                                            11.03              6.49            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $17.18            $22.47            --     2017
                                                                        16.53             17.18            --     2016
                                                                        17.17             16.53            --     2015
                                                                        17.93             17.17           885     2014
                                                                        12.61             17.93            --     2013
                                                                        11.24             12.61            --     2012
                                                                        11.03             11.24            --     2011
                                                                         8.26             11.03            --     2010
                                                                         5.98              8.26            --     2009
                                                                        11.24              5.98            --     2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.34            $17.86            --     2017
                                                                        14.34             14.34            --     2016
                                                                        13.96             14.34            --     2015
                                                                        13.16             13.96            --     2014
                                                                         9.60             13.16            --     2013
                                                                        10.00              9.60            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $16.03            $19.92            --     2017
                                                                        16.07             16.03            --     2016
                                                                        15.69             16.07            --     2015
                                                                        14.83             15.69            --     2014
                                                                        10.85             14.83            --     2013
                                                                         9.78             10.85            --     2012
                                                                        10.68              9.78            --     2011
                                                                         9.13             10.68            --     2010
                                                                         5.64              9.13            --     2009
                                                                        11.33              5.64            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $14.12            $16.24            --     2017
                                                                        12.34             14.12         2,206     2016
                                                                        13.45             12.34            --     2015
                                                                        12.61             13.45            --     2014
                                                                         9.50             12.61            --     2013
                                                                         8.17              9.50            --     2012
                                                                         8.53              8.17            --     2011
                                                                         7.54              8.53            --     2010
                                                                         6.00              7.54            --     2009
                                                                         9.56              6.00            --     2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $14.01            $15.50         3,438     2017
                                                                        12.99             14.01         3,332     2016
                                                                        14.09             12.99            --     2015
                                                                        13.32             14.09            --     2014
                                                                        10.54             13.32            --     2013
                                                                         9.46             10.54            --     2012
                                                                         9.68              9.46            --     2011
                                                                         9.04              9.68            --     2010
                                                                         7.20              9.04            --     2009
                                                                        10.54              7.20            --     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $14.21            $15.40           745     2017
                                                                               12.65             14.21           764     2016
                                                                               13.28             12.65           875     2015
                                                                               12.49             13.28           921     2014
                                                                               10.22             12.49         1,001     2013
                                                                                9.30             10.22         1,120     2012
                                                                                9.63              9.30         1,210     2011
                                                                                8.79              9.63         1,287     2010
                                                                                7.34              8.79         1,351     2009
                                                                                9.71              7.34           371     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $10.32            $12.38         1,725     2017
                                                                               10.62             10.32         1,018     2016
                                                                               11.15             10.62         2,556     2015
                                                                               11.39             11.15         2,029     2014
                                                                                9.81             11.39         2,075     2013
                                                                                8.71              9.81         2,251     2012
                                                                                9.57              8.71         2,100     2011
                                                                                8.69              9.57         2,331     2010
                                                                                6.59              8.69         3,713     2009
                                                                               11.32              6.59         4,732     2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $10.46            $11.99            --     2017
                                                                                9.07             10.46            --     2016
                                                                               10.38              9.07            --     2015
                                                                                9.98             10.38            --     2014
                                                                                7.65              9.98            --     2013
                                                                                6.65              7.65            --     2012
                                                                                7.04              6.65            --     2011
                                                                                6.73              7.04            --     2010
                                                                                4.66              6.73            --     2009
                                                                                9.91              4.66            --     2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.47            $11.63         1,814     2017
                                                                               11.23             11.47         1,830     2016
                                                                               11.77             11.23           482     2015
                                                                               11.66             11.77         3,186     2014
                                                                               13.02             11.66         3,300     2013
                                                                               12.40             13.02         2,796     2012
                                                                               11.34             12.40         3,663     2011
                                                                               11.04             11.34         4,879     2010
                                                                               10.24             11.04         7,758     2009
                                                                               10.64             10.24         7,802     2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $14.85            $16.53            --     2017
                                                                               12.30             14.85            --     2016
                                                                               13.49             12.30            --     2015
                                                                               13.13             13.49            --     2014
                                                                                9.45             13.13            --     2013
                                                                                8.53              9.45            --     2012
                                                                                8.96              8.53            --     2011
                                                                                7.14              8.96            --     2010
                                                                                5.70              7.14            --     2009
                                                                                9.75              5.70            --     2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $13.94            $14.73          1,094
                                                                                      12.11             13.94          1,856
                                                                                      13.19             12.11             --
                                                                                      12.30             13.19             --
                                                                                       9.14             12.30             --
                                                                                       8.21              9.14             --
                                                                                       8.64              8.21             --
                                                                                       7.85              8.64             --
                                                                                       6.13              7.85             --
                                                                                       9.94              6.13             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $12.68            $14.11         53,188
                                                                                      12.49             12.68         61,420
                                                                                      12.90             12.49         65,310
                                                                                      12.94             12.90         71,481
                                                                                      11.57             12.94         75,713
                                                                                      10.75             11.57         86,107
                                                                                      11.41             10.75        102,134
                                                                                      10.63             11.41        106,137
                                                                                       8.99             10.63        113,087
                                                                                      11.44              8.99         80,842
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $14.59            $18.44             --
                                                                                      13.87             14.59             --
                                                                                      13.84             13.87             --
                                                                                      12.42             13.84             --
                                                                                       9.50             12.42             --
                                                                                       8.46              9.50             --
                                                                                       8.46              8.46             --
                                                                                       7.51              8.46             --
                                                                                       6.07              7.51             --
                                                                                      10.49              6.07             --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.66            $12.02             --
                                                                                      10.00              9.66             --
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.40            $13.53          1,968
                                                                                      10.00             10.40             --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.59            $11.73            894
                                                                                      10.88             11.59            905
                                                                                      11.23             10.88            996
                                                                                      11.42             11.23          2,680
                                                                                      11.25             11.42          2,704
                                                                                      10.72             11.25          1,949
                                                                                      10.68             10.72             --
                                                                                      10.01             10.68             --
                                                                                       7.09             10.01          2,156
                                                                                       9.95              7.09          2,811
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.60            $16.26            --     2017
                                                                         13.93             15.60            --     2016
                                                                         14.64             13.93            --     2015
                                                                         14.61             14.64            --     2014
                                                                         14.00             14.61            --     2013
                                                                         12.53             14.00            --     2012
                                                                         12.21             12.53            --     2011
                                                                         10.91             12.21            --     2010
                                                                          7.32             10.91            --     2009
                                                                         10.12              7.32            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $14.50            $18.15            --     2017
                                                                         14.34             14.50            --     2016
                                                                         13.81             14.34            --     2015
                                                                         12.90             13.81            --     2014
                                                                          9.45             12.90            --     2013
                                                                          8.25              9.45            --     2012
                                                                          9.76              8.25         3,318     2011
                                                                          8.47              9.76         3,438     2010
                                                                          6.71              8.47         2,550     2009
                                                                         11.81              6.71         3,142     2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $14.49            $16.45         3,068     2017
                                                                         13.85             14.49         3,327     2016
                                                                         14.11             13.85         3,563     2015
                                                                         13.11             14.11         3,887     2014
                                                                         11.24             13.11         4,204     2013
                                                                         10.01             11.24         9,423     2012
                                                                         10.64             10.01         9,892     2011
                                                                          9.24             10.64         6,890     2010
                                                                          6.83              9.24         7,777     2009
                                                                         10.60              6.83         6,100     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $15.17            $18.04         1,479     2017
                                                                         14.39             15.17         1,028     2016
                                                                         14.66             14.39         4,517     2015
                                                                         13.42             14.66         6,173     2014
                                                                         10.48             13.42         7,609     2013
                                                                          9.23             10.48         9,121     2012
                                                                          9.70              9.23            --     2011
                                                                          8.49              9.70            --     2010
                                                                          6.41              8.49            --     2009
                                                                         11.43              6.41            --     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $15.15            $18.31            --     2017
                                                                         15.09             15.15            --     2016
                                                                         15.28             15.09            --     2015
                                                                         14.12             15.28            --     2014
                                                                         10.44             14.12            --     2013
                                                                          8.73             10.44            --     2012
                                                                          9.18              8.73            --     2011
                                                                          7.96              9.18            --     2010
                                                                          5.99              7.96            --     2009
                                                                         10.45              5.99            --     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $12.76            $14.06         1,143     2017
                                                                  11.09             12.76            --     2016
                                                                  11.84             11.09         2,454     2015
                                                                  11.16             11.84         3,187     2014
                                                                   8.93             11.16         4,217     2013
                                                                   7.80              8.93         4,928     2012
                                                                   7.92              7.80            --     2011
                                                                   7.05              7.92            --     2010
                                                                   5.55              7.05            --     2009
                                                                   9.92              5.55            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $14.96            $17.07            --     2017
                                                                  13.21             14.96            --     2016
                                                                  13.86             13.21            --     2015
                                                                  12.86             13.86            --     2014
                                                                   9.87             12.86            --     2013
                                                                   8.53              9.87            --     2012
                                                                   8.61              8.53            --     2011
                                                                   7.68              8.61            --     2010
                                                                   6.18              7.68            --     2009
                                                                  10.88              6.18            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $15.82            $20.76            --     2017
                                                                  16.17             15.82            --     2016
                                                                  15.69             16.17         1,679     2015
                                                                  14.33             15.69           961     2014
                                                                  10.65             14.33         1,096     2013
                                                                  10.00             10.65         1,383     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $15.52            $20.46            --     2017
                                                                  15.78             15.52            --     2016
                                                                  15.09             15.78            --     2015
                                                                  13.90             15.09            --     2014
                                                                  10.45             13.90            --     2013
                                                                   9.34             10.45            --     2012
                                                                   9.55              9.34            --     2011
                                                                   7.89              9.55            --     2010
                                                                   6.30              7.89            --     2009
                                                                  12.23              6.30            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.96            $12.16         6,024     2017
                                                                  11.70             11.96         6,144     2016
                                                                  12.07             11.70         5,549     2015
                                                                  11.68             12.07         4,363     2014
                                                                  12.20             11.68         5,272     2013
                                                                  11.81             12.20         5,385     2012
                                                                  11.28             11.81            --     2011
                                                                  10.73             11.28            --     2010
                                                                   9.50             10.73            --     2009
                                                                  10.06              9.50            --     2008
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $16.13            $19.02         1,426     2017
                                                                  14.74             16.13         1,608     2016
                                                                  15.32             14.74         1,466     2015
                                                                  14.77             15.32         3,458     2014
                                                                  11.12             14.77         3,195     2013
                                                                   9.92             11.12         3,989     2012
                                                                  11.38              9.92            --     2011
                                                                   9.05             11.38            --     2010
                                                                   6.62              9.05            --     2009
                                                                  11.21              6.62            --     2008
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.83            $16.11             --    2017
                                                                         12.94             13.83             --    2016
                                                                         13.67             12.94             --    2015
                                                                         13.12             13.67             --    2014
                                                                         10.31             13.12             --    2013
                                                                          8.29             10.31             --    2012
                                                                          9.32              8.29             --    2011
                                                                          7.54              9.32             --    2010
                                                                          4.91              7.54             --    2009
                                                                         10.30              4.91             --    2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $11.44            $12.53         29,810    2017
                                                                         10.34             11.44         30,485    2016
                                                                         11.27             10.34         31,471    2015
                                                                         11.20             11.27         32,117    2014
                                                                          9.26             11.20         39,316    2013
                                                                          8.21              9.26         41,095    2012
                                                                          8.52              8.21         42,778    2011
                                                                          7.90              8.52         46,350    2010
                                                                          6.20              7.90         48,022    2009
                                                                          9.89              6.20         50,070    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.03            $13.98         94,624    2017
                                                                         11.69             13.03        101,469    2016
                                                                         12.86             11.69        115,301    2015
                                                                         12.57             12.86        121,483    2014
                                                                         11.28             12.57        132,427    2013
                                                                         10.24             11.28        146,425    2012
                                                                         10.22             10.24        161,705    2011
                                                                          9.28             10.22        191,077    2010
                                                                          7.00              9.28        191,727    2009
                                                                         10.17              7.00        133,438    2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $12.52            $13.26             --    2017
                                                                         11.03             12.52             --    2016
                                                                         11.86             11.03             --    2015
                                                                         11.32             11.86             --    2014
                                                                          9.03             11.32             --    2013
                                                                          8.08              9.03             --    2012
                                                                          8.35              8.08          3,406    2011
                                                                          7.67              8.35          3,979    2010
                                                                          6.23              7.67          6,991    2009
                                                                         10.12              6.23          8,280    2008
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $ 9.79            $11.35             --    2017
                                                                          9.13              9.79             --    2016
                                                                          9.98              9.13             --    2015
                                                                         10.50              9.98             --    2014
                                                                          8.21             10.50             --    2013
                                                                          6.93              8.21             --    2012
                                                                          7.62              6.93             --    2011
                                                                          7.26              7.62             --    2010
                                                                          5.66              7.26             --    2009
                                                                         10.03              5.66             --    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.07            $ 8.92            --     2017
                                                                         9.27              9.07            --     2016
                                                                         9.48              9.27            --     2015
                                                                         9.69              9.48            --     2014
                                                                         9.91              9.69            --     2013
                                                                        10.00              9.91            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $15.64            $18.07         5,986     2017
                                                                        15.32             15.64         6,569     2016
                                                                        15.60             15.32         6,945     2015
                                                                        14.74             15.60         7,547     2014
                                                                        12.58             14.74         8,227     2013
                                                                        11.35             12.58        13,322     2012
                                                                        11.45             11.35        13,855     2011
                                                                        10.82             11.45        10,079     2010
                                                                         8.81             10.82         6,709     2009
                                                                        10.74              8.81         5,385     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $17.52            $22.28            --     2017
                                                                        17.57             17.52           887     2016
                                                                        16.05             17.57           925     2015
                                                                        15.13             16.05         1,411     2014
                                                                        11.82             15.13         1,558     2013
                                                                         9.76             11.82         1,873     2012
                                                                        10.72              9.76         1,871     2011
                                                                        10.30             10.72         2,067     2010
                                                                         7.21             10.30         6,281     2009
                                                                        13.24              7.21         8,663     2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $16.84            $19.11            --     2017
                                                                        17.06             16.84            --     2016
                                                                        17.79             17.06            --     2015
                                                                        15.15             17.79            --     2014
                                                                        10.51             15.15            --     2013
                                                                         9.07             10.51            --     2012
                                                                         9.08              9.07            --     2011
                                                                         7.45              9.08            --     2010
                                                                         5.67              7.45            --     2009
                                                                         9.76              5.67            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.00            $16.30            --     2017
                                                                        12.47             14.00            --     2016
                                                                        13.34             12.47            --     2015
                                                                        12.02             13.34            --     2014
                                                                         9.78             12.02            --     2013
                                                                         8.77              9.78            --     2012
                                                                         8.32              8.77            --     2011
                                                                         7.59              8.32            --     2010
                                                                         6.33              7.59            --     2009
                                                                         9.95              6.33            --     2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $10.41            $11.69            --     2017
                                                                         9.42             10.41            --     2016
                                                                         9.92              9.42            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $15.03            $18.08            --     2017
                                                                      14.18             15.03            --     2016
                                                                      14.51             14.18            --     2015
                                                                      13.40             14.51            --     2014
                                                                      10.40             13.40            --     2013
                                                                       8.95             10.40            --     2012
                                                                       9.38              8.95            --     2011
                                                                       8.65              9.38            --     2010
                                                                       6.99              8.65            --     2009
                                                                      10.70              6.99            --     2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $13.05            $14.30         2,264     2017
                                                                      12.26             13.05         2,416     2016
                                                                      12.61             12.26         2,601     2015
                                                                      11.91             12.61         2,840     2014
                                                                      10.26             11.91         3,108     2013
                                                                       9.46             10.26         3,402     2012
                                                                       9.52              9.46         3,596     2011
                                                                       8.88              9.52         3,900     2010
                                                                       7.71              8.88         6,951     2009
                                                                      10.15              7.71         6,916     2008
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.71            $16.47            --     2017
                                                                      13.52             14.71            --     2016
                                                                      16.22             13.52            --     2015
                                                                      14.74             16.22            --     2014
                                                                      12.54             14.74            --     2013
                                                                      11.33             12.54            --     2012
                                                                      10.87             11.33            --     2011
                                                                       9.79             10.87            --     2010
                                                                       7.54              9.79            --     2009
                                                                      12.39              7.54            --     2008
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $10.01            $12.54            --     2017
                                                                       9.67             10.01            --     2016
                                                                      10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $13.01            $16.10            --     2017
                                                                      13.63             13.01            --     2016
                                                                      13.50             13.63            --     2015
                                                                      11.99             13.50            --     2014
                                                                       9.47             11.99            --     2013
                                                                       8.51              9.47            --     2012
                                                                       8.82              8.51            --     2011
                                                                       8.26              8.82            --     2010
                                                                       5.86              8.26            --     2009
                                                                      11.03              5.86            --     2008
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.23            $ 9.84         2,043     2017
                                                                           8.99              9.23         2,137     2016
                                                                           9.14              8.99         2,271     2015
                                                                           8.66              9.14         2,473     2014
                                                                           7.84              8.66         2,665     2013
                                                                           7.15              7.84         9,752     2012
                                                                           7.29              7.15         9,924     2011
                                                                           6.61              7.29         3,235     2010
                                                                           5.56              6.61         3,500     2009
                                                                          10.08              5.56         3,663     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $13.14            $16.51            --     2017
                                                                          13.16             13.14            --     2016
                                                                          12.66             13.16            --     2015
                                                                          12.26             12.66            --     2014
                                                                           9.24             12.26            --     2013
                                                                           8.14              9.24            --     2012
                                                                           8.25              8.14            --     2011
                                                                           6.63              8.25            --     2010
                                                                           5.13              6.63            --     2009
                                                                          10.33              5.13            --     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $12.13            $16.18         1,331     2017
                                                                          12.43             12.13         1,283     2016
                                                                          12.26             12.43         1,750     2015
                                                                          12.28             12.26         2,445     2014
                                                                           9.89             12.28         1,923     2013
                                                                           8.36              9.89         2,232     2012
                                                                           9.34              8.36         3,277     2011
                                                                           8.26              9.34         3,558     2010
                                                                           6.06              8.26         3,886     2009
                                                                          10.38              6.06         5,199     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $14.66            $16.72         3,168     2017
                                                                          13.46             14.66         3,557     2016
                                                                          13.35             13.46         2,415     2015
                                                                          12.37             13.35         3,382     2014
                                                                           9.62             12.37         3,813     2013
                                                                           8.44              9.62         4,592     2012
                                                                           8.65              8.44        13,010     2011
                                                                           7.64              8.65        15,385     2010
                                                                           6.10              7.64         9,775     2009
                                                                          10.17              6.10        12,097     2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $16.49            $18.37           874     2017
                                                                          14.32             16.49           954     2016
                                                                          15.60             14.32         1,514     2015
                                                                          14.28             15.60         1,946     2014
                                                                          10.39             14.28         3,306     2013
                                                                           9.02             10.39         4,286     2012
                                                                           9.45              9.02         6,073     2011
                                                                           7.85              9.45         7,020     2010
                                                                           5.87              7.85         1,369     2009
                                                                           9.68              5.87         1,843     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.02            $13.33            --     2017
                                                                              10.88             12.02            --     2016
                                                                              12.25             10.88            --     2015
                                                                              12.47             12.25            --     2014
                                                                              12.74             12.47            --     2013
                                                                              11.35             12.74            --     2012
                                                                              11.38             11.35            --     2011
                                                                              10.30             11.38            --     2010
                                                                               8.67             10.30            --     2009
                                                                              10.55              8.67            --     2008
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.57            $15.19           690     2017
                                                                              13.25             14.57           721     2016
                                                                              13.77             13.25         2,061     2015
                                                                              13.63             13.77         1,649     2014
                                                                              13.18             13.63         1,135     2013
                                                                              11.79             13.18         1,109     2012
                                                                              11.67             11.79         2,329     2011
                                                                              10.42             11.67         2,854     2010
                                                                               7.60             10.42         2,072     2009
                                                                              10.15              7.60         2,765     2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.54            $16.56           634     2017
                                                                              15.78             15.54           678     2016
                                                                              16.37             15.78            --     2015
                                                                              13.49             16.37            --     2014
                                                                              15.85             13.49            --     2013
                                                                              15.52             15.85            --     2012
                                                                              12.41             15.52            --     2011
                                                                              11.37             12.41            --     2010
                                                                              12.16             11.37         1,868     2009
                                                                              10.60             12.16         1,651     2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.19            $11.09           943     2017
                                                                              11.28             11.19           937     2016
                                                                              11.50             11.28         2,399     2015
                                                                              11.66             11.50         8,492     2014
                                                                              11.94             11.66         7,940     2013
                                                                              11.53             11.94         7,344     2012
                                                                              11.66             11.53         9,477     2011
                                                                              11.32             11.66        11,389     2010
                                                                              10.22             11.32        15,132     2009
                                                                              10.49             10.22        15,846     2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.41            $13.76         5,325     2017
                                                                              13.36             13.41         5,484     2016
                                                                              13.59             13.36         6,072     2015
                                                                              13.33             13.59         4,427     2014
                                                                              13.90             13.33         5,203     2013
                                                                              12.97             13.90         4,732     2012
                                                                              12.80             12.97         7,052     2011
                                                                              12.11             12.80         8,661     2010
                                                                              10.86             12.11         4,414     2009
                                                                              10.59             10.86         4,647     2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $14.01            $17.77            --     2017
                                                             14.15             14.01            --     2016
                                                             13.66             14.15            --     2015
                                                             13.09             13.66            --     2014
                                                             10.35             13.09            --     2013
                                                              9.57             10.35            --     2012
                                                             10.24              9.57            --     2011
                                                              9.76             10.24            --     2010
                                                              6.34              9.76            --     2009
                                                             10.69              6.34            --     2008
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $16.76            $22.31            --     2017
                                                             17.36             16.76            --     2016
                                                             15.98             17.36            --     2015
                                                             14.91             15.98            --     2014
                                                             11.12             14.91            --     2013
                                                              9.83             11.12            --     2012
                                                             10.06              9.83            --     2011
                                                              9.23             10.06            --     2010
                                                              6.62              9.23            --     2009
                                                             10.83              6.62            --     2008
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 7.57            $ 7.37         2,275     2017
                                                              6.20              7.57         1,351     2016
                                                              8.92              6.20           865     2015
                                                             11.37              8.92           860     2014
                                                             10.59             11.37           691     2013
                                                             11.15             10.59           700     2012
                                                             14.14             11.15            --     2011
                                                             11.34             14.14            --     2010
                                                              6.57             11.34           951     2009
                                                             14.36              6.57         1,648     2008
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $20.94            $26.86            --     2017
                                                             20.20             20.94            --     2016
                                                             19.08             20.20            --     2015
                                                             16.62             19.08            --     2014
                                                             12.62             16.62            --     2013
                                                             11.05             12.62            --     2012
                                                             11.06             11.05            --     2011
                                                              9.54             11.06            --     2010
                                                              6.42              9.54            --     2009
                                                             11.30              6.42            --     2008
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $11.11            $11.22            --     2017
                                                             11.03             11.11            --     2016
                                                             11.32             11.03            --     2015
                                                             11.01             11.32            --     2014
                                                             11.42             11.01            --     2013
                                                             11.04             11.42            --     2012
                                                             10.53             11.04            --     2011
                                                             10.01             10.53            --     2010
                                                              9.49             10.01            --     2009
                                                             10.23              9.49            --     2008
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $16.26            $20.41             --    2017
                                                                16.23             16.26             --    2016
                                                                16.06             16.23             --    2015
                                                                14.40             16.06             --    2014
                                                                10.92             14.40             --    2013
                                                                 9.23             10.92             --    2012
                                                                 9.40              9.23             --    2011
                                                                 8.61              9.40             --    2010
                                                                 6.34              8.61             --    2009
                                                                10.24              6.34             --    2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $15.05            $15.58            676    2017
                                                                14.25             15.05            708    2016
                                                                13.93             14.25            770    2015
                                                                10.80             13.93          1,079    2014
                                                                10.76             10.80          2,152    2013
                                                                 9.42             10.76            687    2012
                                                                 8.77              9.42            983    2011
                                                                 6.95              8.77          1,280    2010
                                                                 5.24              6.95          1,536    2009
                                                                 8.37              5.24          2,148    2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $15.11            $17.96             --    2017
                                                                13.84             15.11             --    2016
                                                                14.01             13.84             --    2015
                                                                12.64             14.01             --    2014
                                                                 9.79             12.64             --    2013
                                                                 8.66              9.79             --    2012
                                                                 8.70              8.66             --    2011
                                                                 7.75              8.70             --    2010
                                                                 6.27              7.75             --    2009
                                                                10.25              6.27             --    2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $17.04            $18.79             --    2017
                                                                14.08             17.04             --    2016
                                                                15.01             14.08             --    2015
                                                                14.80             15.01             --    2014
                                                                11.05             14.80             --    2013
                                                                 9.86             11.05             --    2012
                                                                 9.78              9.86             --    2011
                                                                 7.84              9.78             --    2010
                                                                 6.13              7.84             --    2009
                                                                10.04              6.13             --    2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $11.40            $12.85        364,645    2017
                                                                10.99             11.40        397,567    2016
                                                                11.39             10.99        426,502    2015
                                                                11.08             11.39        462,393    2014
                                                                 9.88             11.08        496,297    2013
                                                                 9.00              9.88        533,060    2012
                                                                 9.50              9.00        566,231    2011
                                                                 8.88              9.50        618,038    2010
                                                                 7.53              8.88        656,374    2009
                                                                10.90              7.53        588,491    2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $14.49            $16.99          --       2017
                                                       13.55             14.49          --       2016
                                                       14.18             13.55          --       2015
                                                       12.86             14.18          --       2014
                                                        9.82             12.86          --       2013
                                                        8.67              9.82          --       2012
                                                        9.13              8.67          --       2011
                                                        8.47              9.13          --       2010
                                                        6.58              8.47          --       2009
                                                       10.52              6.58          --       2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $18.50            $24.36          --       2017
                                                       18.82             18.50          --       2016
                                                       18.99             18.82          --       2015
                                                       18.69             18.99          --       2014
                                                       13.66             18.69          --       2013
                                                       11.61             13.66          --       2012
                                                       12.56             11.61          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

                    With Separate Account Expenses of 1.55%



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.29            $13.99          39,495   2017
                                                            11.95             12.29          34,149   2016
                                                            11.98             11.95          66,681   2015
                                                            11.36             11.98          80,295   2014
                                                             9.93             11.36          80,854   2013
                                                             8.89              9.93         100,888   2012
                                                             9.32              8.89          95,567   2011
                                                             8.58              9.32          89,090   2010
                                                             7.00              8.58         103,375   2009
                                                            10.19              7.00         112,127   2008
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $16.51            $22.16          19,278   2017
                                                            16.92             16.51          21,850   2016
                                                            16.74             16.92          22,116   2015
                                                            16.23             16.74          26,580   2014
                                                            13.41             16.23          47,135   2013
                                                            12.03             13.41          46,191   2012
                                                            15.95             12.03          63,303   2011
                                                            13.66             15.95          65,218   2010
                                                             9.06             13.66          75,439   2009
                                                            17.52              9.06          86,683   2008
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.24            $23.63         342,846   2017
                                                            18.51             20.24         393,620   2016
                                                            18.53             18.51         460,430   2015
                                                            17.22             18.53         540,305   2014
                                                            13.00             17.22         649,201   2013
                                                            11.26             13.00         741,347   2012
                                                            10.78             11.26         952,877   2011
                                                             9.71             10.78       1,299,285   2010
                                                             8.19              9.71       1,626,444   2009
                                                            14.03              8.19       1,965,330   2008
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.21            $12.57         119,690   2017
                                                            10.45             10.21         177,885   2016
                                                            10.36             10.45         197,239   2015
                                                            11.25             10.36         218,272   2014
                                                             9.31             11.25         251,756   2013
                                                             8.28              9.31         358,775   2012
                                                            10.44              8.28         413,096   2011
                                                            10.17             10.44         478,820   2010
                                                             7.69             10.17         631,241   2009
                                                            16.72              7.69         701,779   2008
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $13.73            $17.80         125,856   2017
                                                            13.63             13.73         145,625   2016
                                                            12.49             13.63         164,784   2015
                                                            11.14             12.49         199,281   2014
                                                             8.26             11.14         242,901   2013
                                                             7.19              8.26         287,956   2012
                                                             7.59              7.19         356,250   2011
                                                             7.02              7.59         494,513   2010
                                                             5.20              7.02         623,400   2009
                                                             8.77              5.20         753,996   2008
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.33            $26.78         21,960    2017
                                                                        19.44             20.33         32,605    2016
                                                                        20.06             19.44         49,269    2015
                                                                        20.80             20.06         68,321    2014
                                                                        14.54             20.80         61,820    2013
                                                                        12.87             14.54         74,005    2012
                                                                        12.55             12.87         97,990    2011
                                                                         9.33             12.55        154,616    2010
                                                                         6.71              9.33        144,412    2009
                                                                        12.53              6.71        159,701    2008
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $14.79            $18.55         47,504    2017
                                                                        14.69             14.79         51,709    2016
                                                                        14.21             14.69         61,039    2015
                                                                        13.31             14.21         73,913    2014
                                                                         9.65             13.31        127,329    2013
                                                                        10.00              9.65        147,097    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $17.64            $22.06         13,979    2017
                                                                        17.56             17.64         14,964    2016
                                                                        17.03             17.56         20,719    2015
                                                                        15.99             17.03         27,368    2014
                                                                        11.62             15.99         40,843    2013
                                                                        10.41             11.62         60,254    2012
                                                                        11.29             10.41         74,199    2011
                                                                         9.59             11.29        117,430    2010
                                                                         5.88              9.59        127,282    2009
                                                                        11.74              5.88        128,130    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $21.13            $24.46        142,650    2017
                                                                        18.34             21.13        179,602    2016
                                                                        19.86             18.34        190,165    2015
                                                                        18.49             19.86        228,204    2014
                                                                        13.85             18.49        263,727    2013
                                                                        11.83             13.85        282,783    2012
                                                                        12.27             11.83        360,860    2011
                                                                        10.77             12.27        436,407    2010
                                                                         8.52             10.77        524,827    2009
                                                                        13.48              8.52        656,354    2008
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.22            $18.07        185,476    2017
                                                                        14.94             16.22        207,943    2016
                                                                        16.10             14.94        187,922    2015
                                                                        15.12             16.10        214,112    2014
                                                                        11.89             15.12        245,129    2013
                                                                        10.60             11.89        281,971    2012
                                                                        10.77             10.60        320,149    2011
                                                                         9.99             10.77        385,311    2010
                                                                         7.91              9.99        495,665    2009
                                                                        11.50              7.91        647,977    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.16            $16.53         27,535    2017
                                                                               13.41             15.16         24,307    2016
                                                                               13.98             13.41         33,733    2015
                                                                               13.05             13.98         31,873    2014
                                                                               10.62             13.05         41,425    2013
                                                                                9.59             10.62         25,915    2012
                                                                                9.87              9.59         13,946    2011
                                                                                8.95              9.87         21,693    2010
                                                                                7.42              8.95         22,909    2009
                                                                                9.75              7.42         12,976    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.90            $20.41        111,460    2017
                                                                               17.28             16.90        119,074    2016
                                                                               18.02             17.28        147,209    2015
                                                                               18.29             18.02        144,504    2014
                                                                               15.65             18.29        165,868    2013
                                                                               13.79             15.65        207,495    2012
                                                                               15.06             13.79        253,686    2011
                                                                               13.58             15.06        316,864    2010
                                                                               10.23             13.58        390,153    2009
                                                                               17.47             10.23        431,817    2008
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $18.18            $20.98         51,182    2017
                                                                               15.66             18.18         55,939    2016
                                                                               17.80             15.66         73,158    2015
                                                                               17.00             17.80         86,519    2014
                                                                               12.95             17.00        110,646    2013
                                                                               11.18             12.95        119,478    2012
                                                                               11.76             11.18        163,345    2011
                                                                               11.17             11.76        215,206    2010
                                                                                7.68             11.17        253,797    2009
                                                                               16.21              7.68        310,524    2008
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.28            $12.54         66,970    2017
                                                                               11.95             12.28         72,529    2016
                                                                               12.45             11.95         60,872    2015
                                                                               12.24             12.45        128,472    2014
                                                                               13.58             12.24        179,406    2013
                                                                               12.85             13.58        269,063    2012
                                                                               11.68             12.85        228,907    2011
                                                                               11.29             11.68        288,545    2010
                                                                               10.40             11.29        355,915    2009
                                                                               10.73             10.40        304,326    2008
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.15            $23.70         26,394    2017
                                                                               17.41             21.15         26,448    2016
                                                                               18.97             17.41         32,945    2015
                                                                               18.33             18.97         35,259    2014
                                                                               13.11             18.33         34,797    2013
                                                                               11.75             13.11         37,077    2012
                                                                               12.26             11.75         71,458    2011
                                                                                9.70             12.26         78,206    2010
                                                                                7.70              9.70         70,287    2009
                                                                               13.07              7.70         93,871    2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $19.58            $20.82         34,487
                                                                                      16.89             19.58         54,218
                                                                                      18.28             16.89         37,123
                                                                                      16.94             18.28         39,668
                                                                                      12.50             16.94         45,963
                                                                                      11.15             12.50         67,676
                                                                                      11.65             11.15         78,869
                                                                                      10.52             11.65         96,660
                                                                                       8.16             10.52         77,145
                                                                                      13.14              8.16        111,666
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $17.14            $19.19        191,248
                                                                                      16.77             17.14        226,758
                                                                                      17.21             16.77        243,580
                                                                                      17.15             17.21        302,062
                                                                                      15.22             17.15        345,477
                                                                                      14.06             15.22        349,314
                                                                                      14.82             14.06        400,712
                                                                                      13.71             14.82        493,845
                                                                                      11.52             13.71        424,748
                                                                                      14.57             11.52        586,975
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $19.52            $24.83         33,391
                                                                                      18.43             19.52         36,082
                                                                                      18.26             18.43         35,564
                                                                                      16.28             18.26         37,344
                                                                                      12.38             16.28         60,895
                                                                                      10.95             12.38         66,347
                                                                                      10.87             10.95         62,676
                                                                                       9.59             10.87         70,964
                                                                                       7.69              9.59         69,834
                                                                                      13.22              7.69         67,796
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2         $ 9.70            $12.15        152,278
                                                                                      10.00              9.70        186,434
--------------------------------------------------------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                         $10.44            $13.68        153,395
                                                                                      10.00             10.44        147,627
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares              $12.85            $14.59          1,425
                                                                                      11.82             12.85          1,597
                                                                                      12.40             11.82          2,030
                                                                                      11.10             12.40          3,475
                                                                                       8.39             11.10          3,632
                                                                                       7.62              8.39          6,902
                                                                                       7.67              7.62         15,436
                                                                                       6.78              7.67         16,915
                                                                                       5.15              6.78         18,392
                                                                                       7.98              5.15         20,391
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2   2017
                                                                               2016
-----------------------------------------------------------------------------------
  Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1                   2017
                                                                               2016
-----------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares        2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $13.48            $13.73        201,435    2017
                                                                12.57             13.48        201,248    2016
                                                                12.89             12.57        226,528    2015
                                                                13.02             12.89        291,438    2014
                                                                12.73             13.02        370,933    2013
                                                                12.05             12.73        412,014    2012
                                                                11.94             12.05        418,900    2011
                                                                11.11             11.94        539,741    2010
                                                                 7.82             11.11        629,930    2009
                                                                10.90              7.82        656,634    2008
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $23.56            $24.72         85,710    2017
                                                                20.90             23.56         96,622    2016
                                                                21.82             20.90        119,950    2015
                                                                21.64             21.82        152,170    2014
                                                                20.59             21.64        188,698    2013
                                                                18.30             20.59        257,477    2012
                                                                17.71             18.30        284,853    2011
                                                                15.73             17.71        371,244    2010
                                                                10.48             15.73        466,085    2009
                                                                14.40             10.48        503,426    2008
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $28.60            $36.03         61,410    2017
                                                                28.08             28.60         65,716    2016
                                                                26.87             28.08         77,838    2015
                                                                24.94             26.87         90,504    2014
                                                                18.14             24.94        120,208    2013
                                                                15.74             18.14        162,472    2012
                                                                18.48             15.74        241,964    2011
                                                                15.94             18.48        299,759    2010
                                                                12.54             15.94        329,438    2009
                                                                21.93             12.54        380,892    2008
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $15.66            $17.54         21,132    2017
                                                                15.47             15.66         21,261    2016
                                                                15.72             15.47         24,570    2015
                                                                15.13             15.72         35,545    2014
                                                                13.32             15.13         39,262    2013
                                                                12.06             13.32         43,846    2012
                                                                12.60             12.06         69,065    2011
                                                                11.23             12.60         98,659    2010
                                                                 8.86             11.23        104,499    2009
                                                                12.66              8.86        102,725    2008
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $16.18            $18.50         70,152    2017
                                                                15.36             16.18         73,733    2016
                                                                15.55             15.36         64,162    2015
                                                                14.35             15.55        101,863    2014
                                                                12.22             14.35        113,749    2013
                                                                10.81             12.22         88,588    2012
                                                                11.42             10.81         83,419    2011
                                                                 9.85             11.42        109,708    2010
                                                                 7.23              9.85        129,334    2009
                                                                11.16              7.23        115,182    2008
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $23.17            $27.74         508,826   2017
                                                                         21.84             23.17         571,052   2016
                                                                         22.09             21.84         713,082   2015
                                                                         20.10             22.09         843,331   2014
                                                                         15.59             20.10       1,044,512   2013
                                                                         13.63             15.59       1,348,538   2012
                                                                         14.24             13.63       1,518,001   2011
                                                                         12.37             14.24       1,954,478   2010
                                                                          9.28             12.37       2,379,393   2009
                                                                         16.44              9.28       2,797,132   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.43            $30.92           8,214   2017
                                                                         25.16             25.43          12,713   2016
                                                                         25.30             25.16          13,498   2015
                                                                         23.22             25.30          15,537   2014
                                                                         17.06             23.22          18,503   2013
                                                                         14.17             17.06          23,067   2012
                                                                         14.80             14.17          35,156   2011
                                                                         12.74             14.80          42,672   2010
                                                                          9.53             12.74          51,063   2009
                                                                         16.51              9.53          61,835   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.73            $20.77         407,862   2017
                                                                         16.16             18.73         454,054   2016
                                                                         17.14             16.16         557,550   2015
                                                                         16.05             17.14         658,913   2014
                                                                         12.75             16.05         763,569   2013
                                                                         11.07             12.75         909,207   2012
                                                                         11.17             11.07         979,264   2011
                                                                          9.87             11.17       1,399,832   2010
                                                                          7.72              9.87       1,816,823   2009
                                                                         13.71              7.72       2,127,820   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $17.53            $20.13         149,757   2017
                                                                         15.38             17.53         160,996   2016
                                                                         16.02             15.38         179,052   2015
                                                                         14.77             16.02         194,380   2014
                                                                         11.25             14.77         228,323   2013
                                                                          9.67             11.25         268,247   2012
                                                                          9.69              9.67         330,338   2011
                                                                          8.59              9.69         413,272   2010
                                                                          6.87              8.59         512,064   2009
                                                                         12.01              6.87         597,517   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $16.35            $21.60          18,737   2017
                                                                         16.59             16.35          23,432   2016
                                                                         16.00             16.59          63,632   2015
                                                                         14.52             16.00          45,868   2014
                                                                         10.72             14.52          47,743   2013
                                                                         10.00             10.72          69,149   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $13.27            $17.61         162,388   2017
                                                                         13.40             13.27         183,317   2016
                                                                         12.74             13.40         217,252   2015
                                                                         11.65             12.74         293,513   2014
                                                                          8.70             11.65         321,139   2013
                                                                          7.73              8.70         391,776   2012
                                                                          7.85              7.73         492,606   2011
                                                                          6.44              7.85         678,066   2010
                                                                          5.11              6.44         842,569   2009
                                                                          9.85              5.11       1,005,670   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.75            $13.06         117,109   2017
                                                                         12.40             12.75         145,138   2016
                                                                         12.70             12.40         180,250   2015
                                                                         12.21             12.70         156,732   2014
                                                                         12.67             12.21         184,863   2013
                                                                         12.18             12.67         296,727   2012
                                                                         11.56             12.18         159,246   2011
                                                                         10.92             11.56         166,136   2010
                                                                          9.61             10.92         189,862   2009
                                                                         10.11              9.61         127,778   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $33.88            $40.21         243,070   2017
                                                                         30.75             33.88         291,555   2016
                                                                         31.75             30.75         357,794   2015
                                                                         30.41             31.75         424,301   2014
                                                                         22.73             30.41         496,132   2013
                                                                         20.16             22.73         610,574   2012
                                                                         22.96             20.16         698,331   2011
                                                                         18.14             22.96         922,626   2010
                                                                         13.19             18.14       1,088,299   2009
                                                                         22.18             13.19       1,487,025   2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $19.20            $22.51          10,097   2017
                                                                         17.84             19.20          16,250   2016
                                                                         18.72             17.84          16,715   2015
                                                                         17.85             18.72          18,783   2014
                                                                         13.93             17.85          23,193   2013
                                                                         11.14             13.93          39,692   2012
                                                                         12.43             11.14          46,612   2011
                                                                         10.00             12.43          71,376   2010
                                                                          6.46             10.00          56,639   2009
                                                                         13.47              6.46          57,286   2008
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.18            $13.42          63,745   2017
                                                                         10.93             12.18          73,053   2016
                                                                         11.83             10.93          79,682   2015
                                                                         11.69             11.83          91,206   2014
                                                                          9.59             11.69          85,848   2013
                                                                          8.45              9.59         159,122   2012
                                                                          8.71              8.45         179,248   2011
                                                                          8.03              8.71         180,713   2010
                                                                          6.26              8.03         185,893   2009
                                                                          9.91              6.26         149,298   2008
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.83            $18.17         244,597   2017
                                                                         14.99             16.83         269,825   2016
                                                                         16.38             14.99         358,236   2015
                                                                         15.91             16.38         474,741   2014
                                                                         14.18             15.91         583,735   2013
                                                                         12.79             14.18         653,580   2012
                                                                         12.68             12.79         812,600   2011
                                                                         11.43             12.68         902,882   2010
                                                                          8.56             11.43       1,030,886   2009
                                                                         12.37              8.56       1,309,413   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $14.59            $15.57          78,070   2017
                                                                        12.77             14.59          96,044   2016
                                                                        13.65             12.77         102,753   2015
                                                                        12.94             13.65         133,142   2014
                                                                        10.25             12.94         152,751   2013
                                                                         9.11             10.25         191,591   2012
                                                                         9.35              9.11         325,364   2011
                                                                         8.54              9.35         398,319   2010
                                                                         6.88              8.54         522,899   2009
                                                                        11.12              6.88         499,955   2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.53            $13.45          41,466   2017
                                                                        10.68             11.53          57,506   2016
                                                                        11.60             10.68          67,093   2015
                                                                        12.13             11.60          86,040   2014
                                                                         9.42             12.13          90,564   2013
                                                                         7.90              9.42          98,754   2012
                                                                         8.63              7.90         113,255   2011
                                                                         8.16              8.63         147,533   2010
                                                                         6.32              8.16         174,712   2009
                                                                        11.13              6.32         183,463   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.34            $ 9.24       1,117,246   2017
                                                                         9.48              9.34       1,144,449   2016
                                                                         9.63              9.48       1,178,599   2015
                                                                         9.78              9.63       1,684,397   2014
                                                                         9.94              9.78       1,836,236   2013
                                                                        10.00              9.94       2,775,802   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $42.50            $46.48          38,256   2017
                                                                        38.02             42.50          42,100   2016
                                                                        42.55             38.02          46,001   2015
                                                                        38.06             42.55          49,968   2014
                                                                        29.09             38.06          54,381   2013
                                                                        24.94             29.09          65,885   2012
                                                                        27.06             24.94          75,323   2011
                                                                        21.98             27.06          91,603   2010
                                                                        16.77             21.98          95,948   2009
                                                                        27.06             16.77         110,820   2008
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.31            $23.62         388,001   2017
                                                                        19.77             20.31         439,896   2016
                                                                        20.00             19.77         479,851   2015
                                                                        18.77             20.00         535,940   2014
                                                                        15.91             18.77         631,234   2013
                                                                        14.26             15.91         662,785   2012
                                                                        14.29             14.26         864,816   2011
                                                                        13.42             14.29       1,081,847   2010
                                                                        10.86             13.42       1,363,078   2009
                                                                        13.14             10.86       1,615,669   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares                $16.94            $21.20         57,292    2017
                                                                         15.35             16.94         61,207    2016
                                                                         15.03             15.35         72,198    2015
                                                                         13.60             15.03         88,055    2014
                                                                         10.46             13.60        108,008    2013
                                                                          9.08             10.46        137,964    2012
                                                                          9.38              9.08        183,863    2011
                                                                          7.59              9.38        222,318    2010
                                                                          5.34              7.59        257,148    2009
                                                                          9.65              5.34        325,761    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                     $19.95            $25.54         85,091    2017
                                                                         19.88             19.95        112,884    2016
                                                                         18.04             19.88        130,787    2015
                                                                         16.89             18.04        168,715    2014
                                                                         13.11             16.89        221,094    2013
                                                                         10.75             13.11        263,867    2012
                                                                         11.73             10.75        356,537    2011
                                                                         11.19             11.73        475,584    2010
                                                                          7.78             11.19        655,768    2009
                                                                         14.20              7.78        786,493    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares           $ 9.66            $12.05         65,515    2017
                                                                          9.63              9.66         74,784    2016
                                                                         10.04              9.63         91,650    2015
                                                                          9.51             10.04        112,062    2014
                                                                          7.54              9.51        132,157    2013
                                                                          6.39              7.54        166,258    2012
                                                                          7.55              6.39        216,874    2011
                                                                          6.64              7.55        243,061    2010
                                                                          4.91              6.64        323,589    2009
                                                                          9.03              4.91        401,230    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares         $ 8.88            $12.67         40,886    2017
                                                                          7.92              8.88         53,845    2016
                                                                          7.69              7.92         60,468    2015
                                                                          7.14              7.69         72,624    2014
                                                                          5.36              7.14         94,090    2013
                                                                          4.57              5.36        112,500    2012
                                                                          5.08              4.57        185,167    2011
                                                                          4.15              5.08        239,245    2010
                                                                          2.68              4.15        238,449    2009
                                                                          4.87              2.68        280,457    2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                  $12.24            $15.37         57,253    2017
                                                                         12.40             12.24         71,892    2016
                                                                         11.98             12.40         85,269    2015
                                                                         10.80             11.98         99,347    2014
                                                                          8.44             10.80        111,355    2013
                                                                          7.24              8.44        120,087    2012
                                                                          7.79              7.24        166,339    2011
                                                                          6.92              7.79        185,080    2010
                                                                          5.17              6.92        257,483    2009
                                                                          8.73              5.17        342,185    2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $12.26            $15.79         43,002    2017
                                                                        13.34             12.26         46,408    2016
                                                                        14.86             13.34         53,038    2015
                                                                        17.17             14.86         61,814    2014
                                                                        15.26             17.17         70,084    2013
                                                                        13.70             15.26         89,800    2012
                                                                        20.56             13.70        117,543    2011
                                                                        16.71             20.56        195,071    2010
                                                                         9.48             16.71        238,203    2009
                                                                        20.15              9.48        287,825    2008
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $28.67            $32.75         19,643    2017
                                                                        28.85             28.67         22,968    2016
                                                                        29.89             28.85         29,596    2015
                                                                        25.28             29.89         29,111    2014
                                                                        17.42             25.28         31,898    2013
                                                                        14.94             17.42         44,550    2012
                                                                        14.85             14.94         60,387    2011
                                                                        12.10             14.85         64,456    2010
                                                                         9.16             12.10         76,433    2009
                                                                        15.65              9.16         78,132    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $14.93            $17.50         29,002    2017
                                                                        13.21             14.93         26,217    2016
                                                                        14.04             13.21         19,426    2015
                                                                        12.57             14.04         23,072    2014
                                                                        10.16             12.57         21,416    2013
                                                                         9.05             10.16         18,636    2012
                                                                         8.53              9.05         10,517    2011
                                                                         7.73              8.53         30,606    2010
                                                                         6.40              7.73          4,049    2009
                                                                         9.99              6.40          6,766    2008
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $23.85            $26.96         27,219    2017
                                                                        21.43             23.85         22,995    2016
                                                                        22.41             21.43         26,120    2015
                                                                        10.00             22.41         31,076    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $16.09            $19.49         65,382    2017
                                                                        15.09             16.09         73,805    2016
                                                                        15.33             15.09         80,778    2015
                                                                        14.06             15.33        114,645    2014
                                                                        10.84             14.06        132,820    2013
                                                                         9.27             10.84        168,141    2012
                                                                         9.65              9.27        193,356    2011
                                                                         8.84              9.65        247,317    2010
                                                                         7.09              8.84        313,110    2009
                                                                        10.79              7.09        381,088    2008
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $18.52            $23.04         89,317    2017
                                                                        17.29             18.52         95,620    2016
                                                                        17.95             17.29        113,413    2015
                                                                        19.71             17.95        123,917    2014
                                                                        14.17             19.71        140,324    2013
                                                                        11.91             14.17        177,650    2012
                                                                        13.51             11.91        258,229    2011
                                                                        10.10             13.51        369,577    2010
                                                                         6.29             10.10        425,542    2009
                                                                        10.57              6.29        522,414    2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $15.85            $17.48         72,884    2017
                                                                          14.79             15.85         78,537    2016
                                                                          15.11             14.79         85,923    2015
                                                                          14.18             15.11        103,494    2014
                                                                          12.13             14.18        114,910    2013
                                                                          11.11             12.13        147,969    2012
                                                                          11.11             11.11        181,473    2011
                                                                          10.29             11.11        201,001    2010
                                                                           8.88             10.29        226,161    2009
                                                                          11.61              8.88        256,264    2008
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $23.57            $26.56         94,999    2017
                                                                          21.52             23.57        109,453    2016
                                                                          25.64             21.52        130,767    2015
                                                                          23.15             25.64        152,704    2014
                                                                          19.56             23.15        182,851    2013
                                                                          17.55             19.56        229,216    2012
                                                                          16.74             17.55        337,968    2011
                                                                          14.98             16.74        438,537    2010
                                                                          11.45             14.98        524,340    2009
                                                                          18.70             11.45        659,273    2008
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $10.13            $12.78        103,637    2017
                                                                           9.72             10.13        125,668    2016
                                                                          10.00              9.72        170,074    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $19.84            $24.71         35,997    2017
                                                                          20.65             19.84         42,909    2016
                                                                          20.31             20.65         59,457    2015
                                                                          17.92             20.31         65,012    2014
                                                                          14.06             17.92         69,512    2013
                                                                          12.55             14.06         80,377    2012
                                                                          12.92             12.55        100,339    2011
                                                                          12.03             12.92        125,370    2010
                                                                           8.48             12.03        148,774    2009
                                                                          15.84              8.48        178,630    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $12.07            $12.95         37,888    2017
                                                                          11.68             12.07         43,137    2016
                                                                          11.80             11.68         40,689    2015
                                                                          11.10             11.80         48,281    2014
                                                                           9.99             11.10         94,239    2013
                                                                           9.05              9.99        116,591    2012
                                                                           9.16              9.05        139,741    2011
                                                                           8.25              9.16        170,427    2010
                                                                           6.89              8.25        146,812    2009
                                                                          12.42              6.89        183,387    2008
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $22.18            $28.05         29,527    2017
                                                                          22.06             22.18         31,625    2016
                                                                          21.07             22.06         44,219    2015
                                                                          20.28             21.07         42,092    2014
                                                                          15.19             20.28         53,296    2013
                                                                          13.28             15.19         59,912    2012
                                                                          13.38             13.28         79,516    2011
                                                                          10.69             13.38         95,543    2010
                                                                           8.21             10.69        100,437    2009
                                                                          16.41              8.21        106,270    2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                       $19.48            $26.15         312,114
                                                                                      19.82             19.48         358,101
                                                                                      19.42             19.82         420,789
                                                                                      19.32             19.42         479,290
                                                                                      15.46             19.32         540,282
                                                                                      12.98             15.46         667,545
                                                                                      14.41             12.98         875,275
                                                                                      12.65             14.41       1,074,221
                                                                                       9.22             12.65       1,308,627
                                                                                      15.70              9.22       1,553,196
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $17.43            $20.01         239,877
                                                                                      15.90             17.43         271,726
                                                                                      15.67             15.90         309,139
                                                                                      14.41             15.67         370,914
                                                                                      11.14             14.41         431,564
                                                                                       9.70             11.14         511,054
                                                                                       9.89              9.70         752,178
                                                                                       8.67              9.89         958,667
                                                                                       6.88              8.67         994,610
                                                                                      11.39              6.88       1,105,835
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                     $34.42            $38.60          92,339
                                                                                      29.71             34.42          97,922
                                                                                      32.13             29.71         117,253
                                                                                      29.23             32.13         129,758
                                                                                      21.11             29.23         169,021
                                                                                      18.23             21.11         189,818
                                                                                      18.96             18.23         241,280
                                                                                      15.65             18.96         318,718
                                                                                      11.61             15.65         285,805
                                                                                      19.03             11.61         337,618
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $13.81            $15.41          91,144
                                                                                      12.42             13.81          85,357
                                                                                      13.89             12.42         104,689
                                                                                      14.05             13.89         122,394
                                                                                      14.25             14.05         136,757
                                                                                      12.61             14.25         169,804
                                                                                      12.57             12.61         177,240
                                                                                      11.29             12.57         194,302
                                                                                       9.45             11.29         159,186
                                                                                      11.41              9.45         136,191
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $19.33            $19.56          37,743
                                                                                      18.44             19.33          47,848
                                                                                      18.68             18.44          51,181
                                                                                      17.07             18.68          53,722
                                                                                      17.25             17.07          66,833
                                                                                      15.80             17.25          81,402
                                                                                      15.03             15.80         101,984
                                                                                      14.08             15.03         117,537
                                                                                      12.37             14.08         152,785
                                                                                      12.87             12.37         187,706
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                                 2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $22.09            $23.19         248,351   2017
                                                                              19.95             22.09         292,040   2016
                                                                              20.61             19.95         354,144   2015
                                                                              20.25             20.61         391,899   2014
                                                                              19.46             20.25         494,786   2013
                                                                              17.29             19.46         552,169   2012
                                                                              16.99             17.29         624,902   2011
                                                                              15.08             16.99         850,602   2010
                                                                              10.92             15.08       1,053,773   2009
                                                                              14.50             10.92       1,216,889   2008
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $23.44            $25.14         153,836   2017
                                                                              23.64             23.44         177,323   2016
                                                                              24.35             23.64         202,697   2015
                                                                              19.95             24.35         221,201   2014
                                                                              23.27             19.95         279,343   2013
                                                                              22.64             23.27         381,663   2012
                                                                              17.99             22.64         481,129   2011
                                                                              16.37             17.99         618,307   2010
                                                                              17.39             16.37         880,562   2009
                                                                              15.06             17.39       1,090,944   2008
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.23            $12.20         172,277   2017
                                                                              12.25             12.23         162,148   2016
                                                                              12.40             12.25         195,311   2015
                                                                              12.49             12.40         318,794   2014
                                                                              12.71             12.49         436,253   2013
                                                                              12.19             12.71         518,812   2012
                                                                              12.25             12.19         751,487   2011
                                                                              11.82             12.25         717,762   2010
                                                                              10.59             11.82         831,965   2009
                                                                              10.80             10.59         577,373   2008
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $18.52            $19.13         602,633   2017
                                                                              18.32             18.52         727,572   2016
                                                                              18.53             18.32         861,562   2015
                                                                              18.05             18.53       1,027,844   2014
                                                                              18.70             18.05       1,362,269   2013
                                                                              17.33             18.70       1,785,036   2012
                                                                              16.99             17.33       2,045,176   2011
                                                                              15.96             16.99       2,734,450   2010
                                                                              14.22             15.96       3,178,817   2009
                                                                              13.78             14.22       3,206,095   2008
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $28.19            $36.01          21,686   2017
                                                                              28.28             28.19          25,101   2016
                                                                              27.14             28.28          26,955   2015
                                                                              25.83             27.14          31,084   2014
                                                                              20.28             25.83          41,080   2013
                                                                              18.63             20.28          56,803   2012
                                                                              19.81             18.63          87,688   2011
                                                                              18.74             19.81         103,598   2010
                                                                              12.09             18.74         126,898   2009
                                                                              20.27             12.09         139,906   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                       $16.49            $22.10         11,896    2017
                                                               16.97             16.49         11,833    2016
                                                               15.52             16.97         14,581    2015
                                                               14.39             15.52         12,576    2014
                                                               10.66             14.39         15,937    2013
                                                                9.36             10.66         29,596    2012
                                                                9.51              9.36         45,577    2011
                                                                8.67              9.51         43,420    2010
                                                                6.17              8.67         62,711    2009
                                                               10.04              6.17         93,086    2008
-------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares              $14.49            $14.19         63,543    2017
                                                               11.79             14.49         68,132    2016
                                                               16.84             11.79         74,791    2015
                                                               21.32             16.84         82,501    2014
                                                               19.73             21.32         89,481    2013
                                                               20.64             19.73        142,080    2012
                                                               26.00             20.64        243,106    2011
                                                               20.71             26.00        304,941    2010
                                                               11.93             20.71        364,123    2009
                                                               25.88             11.93        276,178    2008
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                       $12.25            $15.81         43,445    2017
                                                               11.74             12.25         51,855    2016
                                                               11.01             11.74         55,685    2015
                                                                9.53             11.01         64,019    2014
                                                                7.19              9.53         99,272    2013
                                                                6.25              7.19        141,164    2012
                                                                6.22              6.25        207,917    2011
                                                                5.33              6.22        206,049    2010
                                                                3.56              5.33        264,613    2009
                                                                6.23              3.56        290,017    2008
-------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                        $15.46            $15.71         98,851    2017
                                                               15.24             15.46        113,000    2016
                                                               15.55             15.24        128,286    2015
                                                               15.02             15.55        150,489    2014
                                                               15.47             15.02        184,651    2013
                                                               14.86             15.47        228,114    2012
                                                               14.08             14.86        341,341    2011
                                                               13.30             14.08        426,343    2010
                                                               12.52             13.30        500,623    2009
                                                               13.40             12.52        608,340    2008
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares         $19.07            $24.10        105,204    2017
                                                               18.90             19.07        123,365    2016
                                                               18.59             18.90        170,037    2015
                                                               16.55             18.59        207,476    2014
                                                               12.46             16.55        269,505    2013
                                                               10.47             12.46        310,631    2012
                                                               10.59             10.47        413,563    2011
                                                                9.64             10.59        521,984    2010
                                                                7.05              9.64        660,659    2009
                                                               11.31              7.05        801,632    2008
-------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $56.56            $58.94          51,463   2017
                                                                53.19             56.56          68,474   2016
                                                                51.67             53.19          85,271   2015
                                                                39.79             51.67          98,743   2014
                                                                39.39             39.79         118,668   2013
                                                                34.26             39.39         133,518   2012
                                                                31.67             34.26         180,133   2011
                                                                24.95             31.67         201,267   2010
                                                                18.66             24.95         257,035   2009
                                                                29.64             18.66         300,695   2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $17.75            $21.23         674,041   2017
                                                                16.15             17.75         796,515   2016
                                                                16.23             16.15         900,320   2015
                                                                14.55             16.23       1,020,768   2014
                                                                11.20             14.55       1,170,500   2013
                                                                 9.83             11.20       1,493,296   2012
                                                                 9.82              9.83       1,788,261   2011
                                                                 8.68              9.82       2,317,584   2010
                                                                 6.98              8.68       2,832,523   2009
                                                                11.33              6.98       3,441,149   2008
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $30.96            $34.36         151,017   2017
                                                                25.41             30.96         172,057   2016
                                                                26.92             25.41         199,076   2015
                                                                26.35             26.92         231,678   2014
                                                                19.55             26.35         283,415   2013
                                                                17.33             19.55         352,586   2012
                                                                17.07             17.33         492,671   2011
                                                                13.60             17.07         625,393   2010
                                                                10.55             13.60         783,305   2009
                                                                17.18             10.55         938,878   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $17.33            $19.73         506,568   2017
                                                                16.56             17.33         558,925   2016
                                                                17.01             16.56         658,070   2015
                                                                16.40             17.01         716,011   2014
                                                                14.50             16.40         851,578   2013
                                                                13.08             14.50       1,048,044   2012
                                                                13.68             13.08       1,298,723   2011
                                                                12.67             13.68       1,719,483   2010
                                                                10.65             12.67       2,161,731   2009
                                                                15.30             10.65       2,557,540   2008
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $12.94            $14.68         220,142   2017
                                                                12.39             12.94         244,647   2016
                                                                12.75             12.39         357,426   2015
                                                                12.33             12.75         442,957   2014
                                                                10.92             12.33         558,796   2013
                                                                 9.88             10.92         639,787   2012
                                                                10.36              9.88         770,120   2011
                                                                 9.62             10.36         883,421   2010
                                                                 8.11              9.62         977,375   2009
                                                                11.66              8.11       1,141,400   2008
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $18.79            $22.19        132,774    2017
                                                       17.46             18.79        145,138    2016
                                                       18.15             17.46        177,919    2015
                                                       16.35             18.15        195,687    2014
                                                       12.40             16.35        245,484    2013
                                                       10.88             12.40        307,882    2012
                                                       11.38             10.88        388,156    2011
                                                       10.48             11.38        460,168    2010
                                                        8.09             10.48        562,748    2009
                                                       12.85              8.09        681,997    2008
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $19.32            $25.60         11,992    2017
                                                       19.52             19.32         12,351    2016
                                                       19.56             19.52         15,629    2015
                                                       19.13             19.56         19,474    2014
                                                       13.89             19.13         26,945    2013
                                                       11.72             13.89         21,682    2012
                                                       12.60             11.72         49,611    2011
                                                       10.00             12.60         47,560    2010
-----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                 Page
The Company..................................................................... B-3

The Separate Account............................................................ B-4

Additional Information About the Guarantee Account.............................. B-4

The Contracts................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

Termination of Participation Agreements......................................... B-5

Calculation of Performance Data................................................. B-6
   Subaccount Investing in the Goldman Sachs Variable Insurance
     Trust -- Government Money Market Fund...................................... B-6
   Other Subaccounts............................................................ B-7
   Other Performance Data....................................................... B-7

Tax Matters..................................................................... B-8
   Taxation of Genworth Life and Annuity Insurance Company...................... B-8
   IRS Required Distributions................................................... B-8

General Provisions.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-9
   Misstatement of Age or Gender................................................ B-9
   Incontestability............................................................. B-9
   Statement of Values.......................................................... B-9
   Trust as Owner or Beneficiary................................................ B-9
   Written Notice............................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................... B-9

Experts......................................................................... B-9

Financial Statements............................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2018, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Commonwealth Extra" in our marketing materials. This contract (Commonwealth Extra) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Growth and Income Portfolio -- Class B

The Alger Portfolios:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

Federated Insurance Series:
Federated High Income Bond Fund II -- Primary Shares
Federated Managed Tail Risk Fund II -- Primary Shares

Federated Managed Volatility Fund II -- Primary Shares


Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares
Goldman Sachs Large Cap Value Fund -- Institutional Shares
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Institutional Shares (formerly, Balanced
  Portfolio -- Institutional Shares)
Janus Henderson Enterprise Portfolio -- Institutional Shares (formerly,
  Enterprise Portfolio -- Institutional Shares)
Janus Henderson Flexible Bond Portfolio -- Institutional Shares (formerly,
  Flexible Bond Portfolio -- Institutional Shares)
Janus Henderson Forty Portfolio -- Institutional Shares (formerly, Forty
  Portfolio -- Institutional Shares)

Janus Henderson Global Research Portfolio -- Institutional Shares (formerly,
  Global Research Portfolio -- Institutional Shares)
Janus Henderson Global Technology Portfolio -- Service Shares (formerly, Global
  Technology Portfolio -- Service Shares)
Janus Henderson Overseas Portfolio -- Institutional Shares (formerly, Overseas
  Portfolio -- Institutional Shares)
Janus Henderson Research Portfolio -- Institutional Shares (formerly, Research
  Portfolio -- Institutional Shares)


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class I
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares

Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares


PIMCO Variable Insurance Trust:
Total Return Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares
U.S. Equity V.I.S. Fund -- Class 1 Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2018, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions.................................................  6

Fee Tables..................................................  7
   Example..................................................  9

Synopsis....................................................  9

Condensed Financial Information............................. 12

The Company................................................. 12

Financial Condition of the Company.......................... 12

The Separate Account........................................ 13
   The Portfolios........................................... 13
   Subaccounts.............................................. 15
   Voting Rights............................................ 20

The Guarantee Account....................................... 20

Charges and Other Deductions................................ 21
   Transaction Expenses..................................... 22
       Surrender Charge..................................... 22
       Exceptions to the Surrender Charge................... 22
   Deductions from the Separate Account..................... 23
   Charge for the Optional Guaranteed Minimum Death Benefit. 23
   Other Charges............................................ 23

The Contract................................................ 24
   Purchase of the Contract................................. 24
   Ownership................................................ 25
   Assignment............................................... 25
   Premium Payments......................................... 25
   Valuation Day and Valuation Period....................... 26
   Allocation of Premium Payments........................... 26
   Bonus Credits............................................ 26
   Valuation of Accumulation Units.......................... 26

Transfers................................................... 27
   Transfers Before the Maturity Date....................... 27
   Transfers from the Guarantee Account to the Subaccounts.. 27
   Transfers from the Subaccounts to the Guarantee Account.. 27
   Transfers Among the Subaccounts.......................... 27
   Telephone/Internet Transactions.......................... 28
   Confirmation of Transactions............................. 28
   Special Note on Reliability.............................. 28
   Transfers by Third Parties............................... 29
   Special Note on Frequent Transfers....................... 29
   Dollar Cost Averaging Program............................ 30
   Portfolio Rebalancing Program............................ 31
   Guarantee Account Interest Sweep Program................. 32

Surrenders and Partial Surrenders.............................................  32
   Surrenders and Partial Surrenders..........................................  32
   Restrictions on Distributions From Certain Contracts.......................  33
   Systematic Withdrawal Program..............................................  33

Death of Owner and/or Annuitant...............................................  34
   Death Benefit at Death of Any Annuitant Before the Maturity Date...........  34
   Basic Death Benefit........................................................  34
   Optional Guaranteed Minimum Death Benefit..................................  36
   When We Calculate the Death Benefit........................................  36
   Death of an Owner or Joint Owner Before the Maturity Date..................  37
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  39

Income Payments...............................................................  39
   Optional Payment Plans.....................................................  40
   Variable Income Payments...................................................  41
   Transfers After the Maturity Date..........................................  42

Tax Matters...................................................................  42
   Introduction...............................................................  42
   Taxation of Non-Qualified Contracts........................................  42
   Section 1035 Exchanges.....................................................  44
   Qualified Retirement Plans.................................................  45
   Federal Income Tax Withholding.............................................  49
   State Income Tax Withholding...............................................  49
   Tax Status of the Company..................................................  49
   Federal Estate, Gift and Generation-Skipping Transfer Taxes................  49
   Definition of Spouse Under Federal Law.....................................  49
   Annuity Purchases by Residents of Puerto Rico..............................  50
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...........  50
   Foreign Tax Credits........................................................  50
   Changes in the Law.........................................................  50

Requesting Payments...........................................................  50

Sales of the Contracts........................................................  51

Additional Information........................................................  52
   Owner Questions............................................................  52
   Return Privilege...........................................................  52
   State Regulation...........................................................  53
   Evidence of Death, Age, Gender, Marital Status or Survival.................  53
   Records and Reports........................................................  53
   Other Information..........................................................  53
   Unclaimed Property.........................................................  53
   Legal Proceedings..........................................................  53

Appendix A.................................................................... A-1
   Examples -- Death Benefit Calculations..................................... A-1

Appendix B.................................................................... B-1
   Condensed Financial Information............................................ B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed     Surrender Charge as a
 payments surrendered)                             Years Since We Received Percentage of the Premium
                                                   the Premium Payment     Payment Surrendered/1/
                                                   -------------------------------------------------
                                                              0                       8%
                                                              1                       8%
                                                              2                       7%
                                                              3                       6%
                                                              4                       5%
                                                              5                       4%
                                                              6                       3%
                                                              7                       2%
                                                          8 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
---------------------------------------------------
 Mortality and Expense Risk Charge         1.30%
---------------------------------------------------
 Administrative Expense Charge             0.25%
---------------------------------------------------
Optional Benefits/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Rider                         0.35%/3/
---------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                1.90%/4/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider. If the Optional Guaranteed Minimum Death Benefit Rider was not elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2017. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.32%   1.74%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2017, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.32% and 1.37%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Example

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,100      $1,786      $2,403       $4,044

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $343       $1,118      $1,914       $4,002

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $380       $1,156      $1,953       $4,044

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount).

If the Optional Guaranteed Minimum Death Benefit Rider is not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is a Bonus Credit? The Bonus Credit is an amount we add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take a partial surrender? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

Are there any risks to purchasing a death benefit rider option? Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision of this prospectus.

What are the federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate

Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

Subaccounts

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.


                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount                            Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Growth and Income Portfolio    Long-term growth of capital.   AllianceBernstein, L.P.
SERIES FUND, INC.        -- Class B
                         -----------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS     Alger Large Cap Growth Portfolio  Seeks long-term capital        Fred Alger Management, Inc.
                         -- Class I-2 Shares               appreciation.
                         -----------------------------------------------------------------------------------------------------
                         Alger Small Cap Growth Portfolio  Seeks long-term capital        Fred Alger Management, Inc.
                         -- Class I-2 Shares               appreciation.
                         -----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond        Seeks high current income.     Federated Investment Management
SERIES                   Fund II -- Primary Shares                                        Company
                         -----------------------------------------------------------------------------------------------------
                         Federated Managed Tail Risk       The Fund's investment          Federated Global Investment
                         Fund II -- Primary Shares         objective is capital           Management Corp. ("Fed Global"),
                                                           appreciation.                  Federated Investment Management
                                                                                          Company ("FIMCO") and Federated
                                                                                          Equity Management Company of
                                                                                          Pennsylvania ("FEMCOPA")
                                                                                          (collectively, the "Co-Advisers")
                         -----------------------------------------------------------------------------------------------------
                         Federated Managed Volatility      Achieve high current income    Federated Global Investment
                         Fund II -- Primary Shares         and moderate capital           Management Corp. ("Fed Global"),
                                                           appreciation.                  Federated Investment Management
                                                                                          Company ("FIMCO") and Federated
                                                                                          Equity Management Company of
                                                                                          Pennsylvania ("FEMCOPA")
                                                                                          (collectively, the "Co-Advisers")
                         -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Asset ManagerSM Portfolio --  Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS FUND  Initial Class                     return with reduced risk over  Company (FMR) (subadvised by
                                                           the long term by allocating    Fidelity Investments Money
                                                           its assets among stocks,       Management, Inc. (FIMM), FMR
                                                           bonds and short-term           Co., Inc. (FMRC), Fidelity Research
                                                           instruments.                   & Analysis Company (FRAC),
                                                                                          Fidelity Management & Research
                                                                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                          International Investment Advisors
                                                                                          (FIIA), Fidelity International
                                                                                          Investment Advisors (U.K.) Limited
                                                                                          (FIIA(U.K.)L), and Fidelity
                                                                                          Investments Japan Limited (FIJ))
                         -----------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --    Seeks long-term capital        FMR (subadvised by FMRC, FRAC,
                         Initial Class                     appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                         -----------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --    Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Initial Class                     fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                           potential for capital          FIJ)
                                                           appreciation. The fund's goal
                                                           is to achieve a yield which
                                                           exceeds the composite yield
                                                           on the securities comprising
                                                           the S&P 500(R) Index.
                         -----------------------------------------------------------------------------------------------------
                         VIP Growth Portfolio -- Initial   Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                         Class                             appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                         -----------------------------------------------------------------------------------------------------
                         VIP Growth & Income Portfolio     Seeks high total return        FMR (subadvised by FMRC, FRAC,
                         -- Initial Class                  through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                           current income and capital     FIJ)
                                                           appreciation.
                         -----------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                        Subaccount                              Investment Objective                as applicable)
                        -----------------------------------------------------------------------------------------------------
                        VIP Growth Opportunities            Seeks to provide capital       FMR (subadvised by FMRC, FRAC,
                        Portfolio -- Initial Class          growth.                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                        -----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio -- Service    Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                        Class 2                             capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                        -----------------------------------------------------------------------------------------------------
                        VIP Overseas Portfolio -- Initial   Seeks long-term growth of      FMR (subadvised by FMRC, FMR
                        Class                               capital.                       (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                           and FIJ)
                        -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Templeton Foreign VIP Fund          Seeks long-term capital        Templeton Investment Counsel, LLC
VARIABLE INSURANCE      Class 1 Shares                      growth. The fund normally
PRODUCTS TRUST                                              invests at least 80% of its
                                                            net assets in investments of
                                                            issuers located outside the
                                                            U.S., including those in
                                                            emerging markets.
                        -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government            Maximize current income to     Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund -- Service        the extent consistent with     L.P.
                        Shares/1/                           the preservation of capital
                                                            and the maintenance of
                                                            liquidity by investing
                                                            exclusively in high quality
                                                            money market instruments.
                        -----------------------------------------------------------------------------------------------------
                        Goldman Sachs Large Cap Value       The Fund seeks long-term       Goldman Sachs Asset Management,
                        Fund -- Institutional Shares        capital appreciation.          L.P.
                        -----------------------------------------------------------------------------------------------------
                        Goldman Sachs Mid Cap Value         Seeks long-term capital        Goldman Sachs Asset Management,
                        Fund -- Institutional Shares        appreciation.                  L.P.
                        -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced            Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Institutional Shares   growth, consistent with
                        (formerly, Balanced Portfolio --    preservation of capital and
                        Institutional Shares)               balanced by current income.
                        -----------------------------------------------------------------------------------------------------
                        Janus Henderson Enterprise          Seeks long-term growth of      Janus Capital Management LLC
                        Portfolio -- Institutional Shares   capital.
                        (formerly, Enterprise Portfolio --
                        Institutional Shares)
                        -----------------------------------------------------------------------------------------------------
                        Janus Henderson Flexible Bond       Seeks to obtain maximum total  Janus Capital Management LLC
                        Portfolio -- Institutional Shares   return, consistent with
                        (formerly, Flexible Bond            preservation of capital.
                        Portfolio -- Institutional Shares)
                        -----------------------------------------------------------------------------------------------------
                        Janus Henderson Forty               A non-diversified              Janus Capital Management LLC
                        Portfolio -- Institutional Shares   portfolio/2/ that seeks
                        (formerly, Forty Portfolio --       long-term growth of capital.
                        Institutional Shares)
                        -----------------------------------------------------------------------------------------------------
                        Janus Henderson Global Research     Seeks long-term growth of      Janus Capital Management LLC
                        Portfolio -- Institutional Shares   capital.
                        (formerly, Global Research
                        Portfolio -- Institutional Shares)
                        -----------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                           Subaccount                             Investment Objective
                           ------------------------------------------------------------------
                           Janus Henderson Global             Seeks long-term growth of
                           Technology Portfolio -- Service    capital.
                           Shares (formerly, Global
                           Technology Portfolio -- Service
                           Shares)
                           ------------------------------------------------------------------
                           Janus Henderson Overseas           Seeks long-term growth of
                           Portfolio -- Institutional Shares  capital.
                           (formerly, Overseas Portfolio --
                           Institutional Shares)
                           ------------------------------------------------------------------
                           Janus Henderson Research           Seeks long-term growth of
                           Portfolio -- Institutional Shares  capital.
                           (formerly, Research Portfolio --
                           Institutional Shares)
                           ------------------------------------------------------------------
LEGG MASON PARTNERS        ClearBridge Variable Dividend      The fund seeks dividend
VARIABLE EQUITY TRUST      Strategy Portfolio -- Class I      income, growth of dividend
                                                              income and long-term capital
                                                              appreciation.


                           ------------------------------------------------------------------
                           ClearBridge Variable Large Cap     Seeks long-term growth of
                           Value Portfolio -- Class I         capital current income is a
                                                              secondary objective.



                           ------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) New Discovery Series --     The fund's investment
TRUST                      Service Class Shares               objective is to seek capital
                                                              appreciation.
                           ------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital                The Fund seeks capital
ACCOUNT FUNDS              Appreciation Fund/VA --            appreciation.
                           Non-Service Shares
                           ------------------------------------------------------------------
                           Oppenheimer Conservative           The Fund seeks total return.
                           Balanced Fund/VA -- Non-Service
                           Shares
                           ------------------------------------------------------------------
                           Oppenheimer Discovery Mid Cap      The Fund seeks capital
                           Growth Fund/VA -- Non-Service      appreciation.
                           Shares
                           ------------------------------------------------------------------
                           Oppenheimer Global Strategic       The Fund seeks total return.
                           Income Fund/VA -- Non-Service
                           Shares
                           ------------------------------------------------------------------
                           Oppenheimer Total Return Bond      The Fund seeks total return.
                           Fund/VA -- Non-Service Shares

                           ------------------------------------------------------------------
PIMCO VARIABLE             Total Return Portfolio --          Seeks maximum total return,
INSURANCE TRUST            Administrative Class Shares        consistent with preservation
                                                              of capital and prudent
                                                              investment management.
                           ------------------------------------------------------------------
STATE STREET VARIABLE      Income V.I.S. Fund -- Class 1      Seeks maximum income
INSURANCE SERIES           Shares                             consistent with prudent
                                                              investment management and the
                                                              preservation of capital.
                           ------------------------------------------------------------------
                           Premier Growth Equity V.I.S.       Seeks long-term growth of
                           Fund -- Class 1 Shares             capital and future income
                                                              rather than current income.
                           ------------------------------------------------------------------
                           Real Estate Securities V.I.S.      Seeks maximum total return
                           Fund -- Class 1 Shares             through current income and
                                                              capital appreciation.
                           ------------------------------------------------------------------


                                   Adviser (and Sub-Adviser(s),
    Investment Objective                 as applicable)
--------------------------------------------------------------------
Seeks long-term growth of      Janus Capital Management LLC
capital.



--------------------------------------------------------------------
Seeks long-term growth of      Janus Capital Management LLC
capital.


--------------------------------------------------------------------
Seeks long-term growth of      Janus Capital Management LLC
capital.


--------------------------------------------------------------------
The fund seeks dividend        Legg Mason Partners Fund Advisor,
income, growth of dividend     LLC (subadvised by ClearBridge
income and long-term capital   Investments, LLC; Western Asset
appreciation.                  Management Company manages the
                               portion of the fund's cash and short
                               term investments allocated to it)
--------------------------------------------------------------------
Seeks long-term growth of      Legg Mason Partners Fund Advisor,
capital current income is a    LLC (subadvised by ClearBridge
secondary objective.           Investments, LLC; Western Asset
                               Management Company manages the
                               portion of the fund's cash and short
                               term investments allocated to it)
--------------------------------------------------------------------
The fund's investment          Massachusetts Financial Services
objective is to seek capital   Company
appreciation.
--------------------------------------------------------------------
The Fund seeks capital         OFI Global Asset Management, Inc.
appreciation.                  (subadvised by OppenheimerFunds,
 Inc.)
--------------------------------------------------------------------
The Fund seeks total return.   OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
 Inc.)
--------------------------------------------------------------------
The Fund seeks capital         OFI Global Asset Management, Inc.
appreciation.                  (subadvised by OppenheimerFunds,
 Inc.)
--------------------------------------------------------------------
The Fund seeks total return.   OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
 Inc.)
--------------------------------------------------------------------
The Fund seeks total return.   OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
                               Inc.)
--------------------------------------------------------------------
Seeks maximum total return,    Pacific Investment Management
consistent with preservation   Company LLC
of capital and prudent
investment management.
--------------------------------------------------------------------
Seeks maximum income           SSGA Funds Management, Inc
consistent with prudent
investment management and the
preservation of capital.
--------------------------------------------------------------------
Seeks long-term growth of      SSGA Funds Management, Inc.
capital and future income
rather than current income.
--------------------------------------------------------------------
Seeks maximum total return     SSGA Funds Management, Inc.
through current income and     (subadvised by CenterSquare
capital appreciation.          Investment Management LLC)
--------------------------------------------------------------------

                                                                      Adviser (and Sub-Adviser(s),
  Subaccount                              Investment Objective               as applicable)
  ---------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund --     Seeks growth of capital and    SSGA Funds Management, Inc.
  Class 1 Shares/1/                   accumulation of income that
                                      corresponds to the investment
                                      return of the S&P 500(R)
                                      Index.
  ---------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund --     Seeks long-term growth of      SSGA Funds Management, Inc.
  Class 1 Shares                      capital.                       (subadvised by Palisade Capital
                                                                     Management L.L.C., Champlain
                                                                     Investment Partners, LLC,
                                                                     GlobeFlex Capital, LP, Kennedy
                                                                     Capital Management, Inc. and
                                                                     SouthernSun Asset Management,
                                                                     Inc.)
  ---------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund --         Seeks the highest total        SSGA Funds Management, Inc.
  Class 1 Shares                      return, composed of current
                                      income and capital
                                      appreciation, as is
                                      consistent with prudent
                                      investment risk.
  ---------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1  Seeks long-term growth of      SSGA Funds Management, Inc.
  Shares                              capital.
  ---------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S. Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.


We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares and State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series and MFS(R) Variable Insurance Trust. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

Number of Completed  Surrender Charge
  Years Since We    as a Percentage of
   Received the     the Premium Payment
  Premium Payment       Surrendered
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the

Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts plus the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

Bonus Credits

The Bonus Credit is an amount we add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

Valuation of Accumulation Units

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust. -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Optional Guaranteed Minimum Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit is available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

For contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit and the Optional Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

     (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              Amount of
     Person who died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on surrenders, partial surrenders or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat under certain circumstances partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement
Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments.

These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a

Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2017, 2016 and 2015, $37.6 million, $42.6 million and $50.1 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2017, 2016 and 2015, no underwriting commissions were paid to Capital Brokerage Corporation.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other
Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern

District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


In April 2017, we were named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon our termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by the Company in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by the Company for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming the Company as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and, on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples -- Death Benefit Calculations

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------


Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    With Separate Account Expenses of 1.55%


                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                    $20.24            $23.63         130,074   2017
                                                                18.51             20.24         161,274   2016
                                                                18.53             18.51         176,744   2015
                                                                17.22             18.53         194,215   2014
                                                                13.00             17.22         230,429   2013
                                                                11.26             13.00         254,653   2012
                                                                10.78             11.26         319,769   2011
                                                                 9.71             10.78         405,064   2010
                                                                 8.19              9.71         402,048   2009
                                                                14.03              8.19         459,107   2008
--------------------------------------------------------------------------------------------------------------
The Alger Portfolios
--------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares         $14.52            $18.36         547,680   2017
                                                                14.87             14.52         625,081   2016
                                                                14.85             14.87         726,900   2015
                                                                13.59             14.85         789,710   2014
                                                                10.22             13.59         931,594   2013
                                                                 9.45             10.22       1,113,363   2012
                                                                 9.63              9.45       1,298,113   2011
                                                                 8.63              9.63       1,557,130   2010
                                                                 5.94              8.63       1,811,361   2009
                                                                11.20              5.94       2,116,861   2008
--------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares         $16.45            $20.86         349,362   2017
                                                                15.73             16.45         414,717   2016
                                                                16.53             15.73         454,245   2015
                                                                16.71             16.53         506,461   2014
                                                                12.64             16.71         633,294   2013
                                                                11.42             12.64         835,209   2012
                                                                11.98             11.42         980,775   2011
                                                                 9.71             11.98       1,130,433   2010
                                                                 6.78              9.71       1,261,379   2009
                                                                12.89              6.78       1,405,768   2008
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         $21.69            $22.84         181,661   2017
                                                                19.19             21.69         204,276   2016
                                                                20.00             19.19         229,290   2015
                                                                19.79             20.00         288,738   2014
                                                                18.78             19.79         396,578   2013
                                                                16.63             18.78         465,248   2012
                                                                16.07             16.63         536,478   2011
                                                                14.22             16.07         667,471   2010
                                                                 9.45             14.22         776,589   2009
                                                                12.97              9.45         772,041   2008
--------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Federated Managed Tail Risk Fund II -- Primary Shares         $10.58            $11.55         148,994   2017
                                                                 11.19             10.58         170,879   2016
                                                                 12.15             11.19         179,546   2015
                                                                 12.46             12.15         202,757   2014
                                                                 10.87             12.46         237,180   2013
                                                                 10.02             10.87         272,802   2012
                                                                 10.75             10.02         326,051   2011
                                                                 10.00             10.75         370,759   2010
---------------------------------------------------------------------------------------------------------------
  Federated Managed Volatility Fund II                          $13.92            $16.18         118,727   2017
                                                                 13.12             13.92         139,438   2016
                                                                 14.42             13.12         161,562   2015
                                                                 14.10             14.42         206,242   2014
                                                                 11.76             14.10         210,929   2013
                                                                 10.52             11.76         228,284   2012
                                                                 10.20             10.52         233,854   2011
                                                                  9.24             10.20         258,934   2010
                                                                  7.32              9.24         322,765   2009
                                                                  9.33              7.32         381,416   2008
---------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class              $16.30            $18.31         146,652   2017
                                                                 16.06             16.30         178,969   2016
                                                                 16.29             16.06         201,558   2015
                                                                 15.63             16.29         228,713   2014
                                                                 13.72             15.63         272,724   2013
                                                                 12.39             13.72         315,533   2012
                                                                 12.92             12.39         413,736   2011
                                                                 11.48             12.92         575,241   2010
                                                                  9.03             11.48         564,272   2009
                                                                 12.87              9.03         651,708   2008
---------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                  $25.31            $30.37       1,025,493   2017
                                                                 23.80             25.31       1,250,633   2016
                                                                 24.02             23.80       1,452,528   2015
                                                                 21.79             24.02       1,702,632   2014
                                                                 16.86             21.79       2,012,707   2013
                                                                 14.71             16.86       2,526,336   2012
                                                                 15.33             14.71       2,932,775   2011
                                                                 13.28             15.33       3,495,831   2010
                                                                  9.94             13.28       4,064,114   2009
                                                                 17.56              9.94       5,003,315   2008
---------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                  $21.12            $23.47         689,926   2017
                                                                 18.17             21.12         841,058   2016
                                                                 19.22             18.17         956,159   2015
                                                                 17.96             19.22       1,163,266   2014
                                                                 14.23             17.96       1,355,947   2013
                                                                 12.32             14.23       1,593,217   2012
                                                                 12.40             12.32       1,942,864   2011
                                                                 10.93             12.40       2,333,258   2010
                                                                  8.53             10.93       2,896,188   2009
                                                                 15.11              8.53       3,383,998   2008
---------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              $18.48            $21.27         304,726   2017
                                                               16.17             18.48         361,412   2016
                                                               16.81             16.17         418,274   2015
                                                               15.45             16.81         504,139   2014
                                                               11.75             15.45         600,912   2013
                                                               10.07             11.75         754,543   2012
                                                               10.06             10.07         945,458   2011
                                                                8.90             10.06       1,021,956   2010
                                                                7.10              8.90       1,242,837   2009
                                                               12.38              7.10       1,560,130   2008
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $14.12            $18.71         210,758   2017
                                                               14.30             14.12         229,548   2016
                                                               13.75             14.30         268,226   2015
                                                               12.45             13.75         299,404   2014
                                                                9.17             12.45         341,843   2013
                                                                7.79              9.17         384,889   2012
                                                                7.73              7.79         380,941   2011
                                                                6.35              7.73         365,472   2010
                                                                4.42              6.35         528,167   2009
                                                                9.98              4.42         509,142   2008
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $15.64            $20.80         656,958   2017
                                                               15.75             15.64         766,148   2016
                                                               14.93             15.75         886,111   2015
                                                               13.63             14.93       1,011,788   2014
                                                               10.15             13.63       1,226,334   2013
                                                                8.99             10.15       1,448,045   2012
                                                                9.11              8.99       1,718,131   2011
                                                                7.45              9.11       2,009,716   2010
                                                                5.90              7.45       2,395,468   2009
                                                               11.35              5.90       2,849,855   2008
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    $33.88            $40.21         141,586   2017
                                                               30.75             33.88         159,150   2016
                                                               31.75             30.75         197,647   2015
                                                               30.41             31.75         246,860   2014
                                                               22.73             30.41         299,591   2013
                                                               20.16             22.73         356,131   2012
                                                               22.96             20.16         417,251   2011
                                                               18.14             22.96         564,202   2010
                                                               13.19             18.14         627,114   2009
                                                               22.18             13.19         732,056   2008
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     $13.72            $17.60         269,416   2017
                                                               14.68             13.72         302,002   2016
                                                               14.39             14.68         343,850   2015
                                                               15.90             14.39         401,158   2014
                                                               12.38             15.90         456,262   2013
                                                               10.42             12.38         494,141   2012
                                                               12.77             10.42         574,203   2011
                                                               11.47             12.77         685,279   2010
                                                                9.21             11.47         826,324   2009
                                                               16.64              9.21       1,005,900   2008
-------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 1 Shares                         $13.84            $15.94         218,528   2017
                                                                        13.08             13.84         226,650   2016
                                                                        14.18             13.08         240,576   2015
                                                                        16.16             14.18         272,380   2014
                                                                        13.31             16.16         297,264   2013
                                                                        11.40             13.31         343,644   2012
                                                                        12.93             11.40         382,580   2011
                                                                        12.09             12.93         452,586   2010
                                                                         8.94             12.09         470,165   2009
                                                                        15.19              8.94         526,075   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.34            $ 9.24       1,089,227   2017
                                                                         9.48              9.34       1,281,646   2016
                                                                         9.63              9.48       1,467,848   2015
                                                                         9.78              9.63       1,877,093   2014
                                                                         9.94              9.78       2,000,797   2013
                                                                        10.00              9.94       2,463,988   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares           $17.95            $19.42         144,492   2017
                                                                        16.34             17.95         163,198   2016
                                                                        17.36             16.34         199,585   2015
                                                                        15.62             17.36         242,360   2014
                                                                        11.90             15.62         292,418   2013
                                                                        10.15             11.90         333,865   2012
                                                                        11.09             10.15         393,075   2011
                                                                        10.13             11.09         492,688   2010
                                                                         8.70             10.13         596,952   2009
                                                                        13.49              8.70         720,406   2008
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $42.50            $46.48         284,402   2017
                                                                        38.02             42.50         335,095   2016
                                                                        42.55             38.02         373,043   2015
                                                                        38.06             42.55         424,620   2014
                                                                        29.09             38.06         519,033   2013
                                                                        24.94             29.09         675,154   2012
                                                                        27.06             24.94         788,856   2011
                                                                        21.98             27.06         965,938   2010
                                                                        16.77             21.98       1,154,256   2009
                                                                        27.06             16.77       1,550,948   2008
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Institutional Shares           $23.74            $27.69         820,616   2017
                                                                        23.06             23.74         976,468   2016
                                                                        23.27             23.06       1,117,107   2015
                                                                        21.79             23.27       1,288,762   2014
                                                                        18.42             21.79       1,579,611   2013
                                                                        16.46             18.42       1,860,473   2012
                                                                        16.45             16.46       2,221,255   2011
                                                                        15.42             16.45       2,627,536   2010
                                                                        12.44             15.42       3,076,826   2009
                                                                        15.01             12.44       3,495,072   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Institutional Shares              $25.08            $31.46         481,297   2017
                                                                             22.67             25.08         568,773   2016
                                                                             22.13             22.67         669,167   2015
                                                                             19.98             22.13         769,370   2014
                                                                             15.33             19.98         922,626   2013
                                                                             13.27             15.33       1,138,544   2012
                                                                             13.68             13.27       1,282,974   2011
                                                                             11.04             13.68       1,626,854   2010
                                                                              7.74             11.04       1,939,144   2009
                                                                             13.97              7.74       2,175,508   2008
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Flexible Bond Portfolio -- Institutional Shares           $19.63            $20.03         190,563   2017
                                                                             19.46             19.63         220,513   2016
                                                                             19.72             19.46         263,447   2015
                                                                             19.09             19.72         291,176   2014
                                                                             19.42             19.09         283,343   2013
                                                                             18.20             19.42         356,016   2012
                                                                             17.32             18.20         386,878   2011
                                                                             16.29             17.32         463,551   2010
                                                                             14.62             16.29         538,538   2009
                                                                             14.00             14.62         460,159   2008
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Institutional Shares                   $24.89            $31.94         480,845   2017
                                                                             24.74             24.89         571,305   2016
                                                                             22.39             24.74         672,393   2015
                                                                             20.92             22.39         795,139   2014
                                                                             16.19             20.92         979,854   2013
                                                                             13.24             16.19       1,282,165   2012
                                                                             14.42             13.24       1,478,684   2011
                                                                             13.72             14.42       1,788,034   2010
                                                                              9.52             13.72       2,220,640   2009
                                                                             17.32              9.52       2,542,332   2008
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Institutional Shares         $12.81            $16.02         535,688   2017
                                                                             12.74             12.81         626,306   2016
                                                                             13.25             12.74         731,886   2015
                                                                             12.52             13.25         844,870   2014
                                                                              9.90             12.52         991,613   2013
                                                                              8.38              9.90       1,174,014   2012
                                                                              9.87              8.38       1,378,183   2011
                                                                              8.65              9.87       1,677,803   2010
                                                                              6.38              8.65       1,968,327   2009
                                                                             11.71              6.38       2,317,706   2008
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares             $ 8.88            $12.67         148,680   2017
                                                                              7.92              8.88         129,121   2016
                                                                              7.69              7.92         128,265   2015
                                                                              7.14              7.69         147,733   2014
                                                                              5.36              7.14         162,102   2013
                                                                              4.57              5.36         212,709   2012
                                                                              5.08              4.57         266,755   2011
                                                                              4.15              5.08         378,079   2010
                                                                              2.68              4.15         401,675   2009
                                                                              4.87              2.68         422,794   2008
---------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Institutional Shares          $18.08            $23.34         373,999   2017
                                                                       19.63             18.08         436,075   2016
                                                                       21.81             19.63         473,180   2015
                                                                       25.14             21.81         540,192   2014
                                                                       22.29             25.14         675,013   2013
                                                                       19.95             22.29         838,686   2012
                                                                       29.87             19.95       1,005,118   2011
                                                                       24.21             29.87       1,260,586   2010
                                                                       13.70             24.21       1,489,406   2009
                                                                       29.05             13.70       1,749,740   2008
---------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Institutional Shares          $14.81            $18.64         719,809   2017
                                                                       14.96             14.81         839,722   2016
                                                                       14.43             14.96         998,451   2015
                                                                       12.97             14.43       1,136,469   2014
                                                                       10.11             12.97       1,343,484   2013
                                                                        8.66             10.11       1,600,834   2012
                                                                        9.28              8.66       1,858,883   2011
                                                                        8.23              9.28       2,269,311   2010
                                                                        6.13              8.23       2,732,476   2009
                                                                       10.34              6.13       3,137,103   2008
---------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class I         $15.13            $17.75         124,192   2017
                                                                       13.36             15.13         150,784   2016
                                                                       14.18             13.36         166,019   2015
                                                                       12.68             14.18         221,959   2014
                                                                       10.23             12.68         253,050   2013
                                                                        9.10             10.23         305,621   2012
                                                                        8.56              9.10         320,548   2011
                                                                        7.75              8.56         329,382   2010
                                                                        6.40              7.75         466,759   2009
                                                                       10.01              6.40         524,564   2008
---------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I           $23.85            $26.96         176,663   2017
                                                                       21.43             23.85         204,642   2016
                                                                       22.41             21.43         215,838   2015
                                                                       20.38             22.41         228,484   2014
                                                                       15.64             20.38         283,156   2013
                                                                       13.63             15.64         313,808   2012
                                                                       13.19             13.63         359,286   2011
                                                                       12.24             13.19         418,095   2010
                                                                        9.99             12.24         484,744   2009
                                                                       15.76              9.99         639,306   2008
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                 $18.52            $23.04          80,152   2017
                                                                       17.29             18.52          87,855   2016
                                                                       17.95             17.29         101,340   2015
                                                                       19.71             17.95         115,948   2014
                                                                       14.17             19.71         169,070   2013
                                                                       11.91             14.17         231,491   2012
                                                                       13.51             11.91         248,007   2011
                                                                       10.10             13.51         308,720   2010
                                                                        6.29             10.10         233,549   2009
                                                                       10.57              6.29         101,190   2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares             $17.31            $21.61         363,274   2017
                                                                              17.98             17.31         415,461   2016
                                                                              17.63             17.98         471,992   2015
                                                                              15.52             17.63         537,934   2014
                                                                              12.15             15.52         639,774   2013
                                                                              10.81             12.15         792,636   2012
                                                                              11.11             10.81         909,053   2011
                                                                              10.31             11.11       1,010,539   2010
                                                                               7.25             10.31       1,226,761   2009
                                                                              13.52              7.25       1,476,513   2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares            $15.45            $16.62         157,622   2017
                                                                              14.91             15.45         157,953   2016
                                                                              15.02             14.91         164,928   2015
                                                                              14.10             15.02         184,875   2014
                                                                              12.65             14.10         217,769   2013
                                                                              11.44             12.65         277,263   2012
                                                                              11.54             11.44         360,314   2011
                                                                              10.38             11.54         405,107   2010
                                                                               8.65             10.38         535,016   2009
                                                                              15.54              8.65         696,244   2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares         $17.08            $21.66         195,903   2017
                                                                              16.95             17.08         234,924   2016
                                                                              16.15             16.95         271,597   2015
                                                                              15.51             16.15         304,586   2014
                                                                              11.58             15.51         384,029   2013
                                                                              10.10             11.58         510,178   2012
                                                                              10.15             10.10         569,345   2011
                                                                               8.09             10.15         529,876   2010
                                                                               6.19              8.09         642,251   2009
                                                                              12.35              6.19         750,921   2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares          $10.20            $10.67          95,740   2017
                                                                               9.72             10.20         105,463   2016
                                                                              10.11              9.72         121,388   2015
                                                                               9.98             10.11         131,078   2014
                                                                              10.15              9.98         182,104   2013
                                                                              10.00             10.15         228,586   2012
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares                $11.67            $12.02         250,999   2017
                                                                              11.48             11.67         303,275   2016
                                                                              11.55             11.48         314,482   2015
                                                                              10.93             11.55         364,016   2014
                                                                              11.12             10.93         437,252   2013
                                                                              10.24             11.12         523,097   2012
                                                                               9.60             10.24         581,165   2011
                                                                               8.76              9.60         676,334   2010
                                                                               8.11              8.76         783,951   2009
                                                                              13.52              8.11         993,692   2008
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $18.52            $19.13         465,228   2017
                                                                 18.32             18.52         509,606   2016
                                                                 18.53             18.32         601,610   2015
                                                                 18.05             18.53         754,868   2014
                                                                 18.70             18.05         943,738   2013
                                                                 17.33             18.70       1,202,261   2012
                                                                 16.99             17.33       1,304,174   2011
                                                                 15.96             16.99       1,630,612   2010
                                                                 14.22             15.96       1,799,569   2009
                                                                 13.78             14.22       1,572,648   2008
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $15.46            $15.71         235,790   2017
                                                                 15.24             15.46         281,611   2016
                                                                 15.55             15.24         299,605   2015
                                                                 15.02             15.55         337,122   2014
                                                                 15.47             15.02         401,680   2013
                                                                 14.86             15.47         548,169   2012
                                                                 14.08             14.86         589,455   2011
                                                                 13.30             14.08         663,311   2010
                                                                 12.52             13.30         778,019   2009
                                                                 13.40             12.52       1,045,164   2008
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $19.07            $24.10         237,601   2017
                                                                 18.90             19.07         266,288   2016
                                                                 18.59             18.90         310,797   2015
                                                                 16.55             18.59         338,808   2014
                                                                 12.46             16.55         366,937   2013
                                                                 10.47             12.46         488,901   2012
                                                                 10.59             10.47         647,405   2011
                                                                  9.64             10.59         685,974   2010
                                                                  7.05              9.64         812,729   2009
                                                                 11.31              7.05       1,045,905   2008
---------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares          $56.56            $58.94          88,656   2017
                                                                 53.19             56.56         105,946   2016
                                                                 51.67             53.19         116,601   2015
                                                                 39.79             51.67         139,190   2014
                                                                 39.39             39.79         163,007   2013
                                                                 34.26             39.39         201,270   2012
                                                                 31.67             34.26         248,796   2011
                                                                 24.95             31.67         257,599   2010
                                                                 18.66             24.95         303,896   2009
                                                                 29.64             18.66         435,716   2008
---------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                $17.75            $21.23       1,077,766   2017
                                                                 16.15             17.75       1,169,283   2016
                                                                 16.23             16.15       1,398,680   2015
                                                                 14.55             16.23       1,606,035   2014
                                                                 11.20             14.55       1,860,516   2013
                                                                  9.83             11.20       2,195,086   2012
                                                                  9.82              9.83       2,474,767   2011
                                                                  8.68              9.82       3,077,028   2010
                                                                  6.98              8.68       3,607,913   2009
                                                                 11.33              6.98       4,462,256   2008
---------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $30.96            $34.36          72,172   2017
                                                          25.41             30.96          89,659   2016
                                                          26.92             25.41         100,192   2015
                                                          26.35             26.92         117,089   2014
                                                          19.55             26.35         162,815   2013
                                                          17.33             19.55         157,595   2012
                                                          17.07             17.33         187,727   2011
                                                          13.60             17.07         203,921   2010
                                                          10.55             13.60         323,742   2009
                                                          17.18             10.55         465,244   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $17.33            $19.73         388,140   2017
                                                          16.56             17.33         440,303   2016
                                                          17.01             16.56         476,050   2015
                                                          16.40             17.01         523,961   2014
                                                          14.50             16.40         641,782   2013
                                                          13.08             14.50         771,904   2012
                                                          13.68             13.08         936,506   2011
                                                          12.67             13.68       1,139,385   2010
                                                          10.65             12.67       1,380,028   2009
                                                          15.30             10.65       1,706,794   2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $18.79            $22.19         209,379   2017
                                                          17.46             18.79         232,965   2016
                                                          18.15             17.46         269,668   2015
                                                          16.35             18.15         308,582   2014
                                                          12.40             16.35         350,667   2013
                                                          10.88             12.40         398,341   2012
                                                          11.38             10.88         492,597   2011
                                                          10.48             11.38         590,135   2010
                                                           8.09             10.48         687,792   2009
                                                          12.85              8.09         830,323   2008
--------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                 Page
The Company..................................................................... B-3

The Separate Account............................................................ B-4

Additional Information About the Guarantee Account.............................. B-4

The Contracts................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

Termination of Participation Agreements......................................... B-5

Calculation of Performance Data................................................. B-6
   Subaccount Investing in the Goldman Sachs Variable Insurance
     Trust -- Government Money Market Fund...................................... B-6
   Other Subaccounts............................................................ B-7
   Other Performance Data....................................................... B-7

Tax Matters..................................................................... B-8
   Taxation of Genworth Life and Annuity Insurance Company...................... B-8
   IRS Required Distributions................................................... B-8

General Provisions.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-9
   Misstatement of Age or Gender................................................ B-9
   Incontestability............................................................. B-9
   Statement of Values.......................................................... B-9
   Trust as Owner or Beneficiary................................................ B-9
   Written Notice............................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................... B-9

Experts......................................................................... B-9

Financial Statements............................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (Commonwealth Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2018, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra II" in our marketing materials. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Value Opportunities Fund -- Series II shares

Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (formerly,
  Columbia Variable Portfolio -- Select International Equity Fund -- Class 2) CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 (formerly, Variable Portfolio
  -- Loomis Sayles Growth Fund -- Class 1)


Dreyfus:

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Service Shares (formerly, Balanced
  Portfolio -- Service Shares)
Janus Henderson Enterprise Portfolio -- Service Shares (formerly, Enterprise
  Portfolio -- Service Shares)
Janus Henderson Forty Portfolio -- Service Shares (formerly, Forty Portfolio --
  Service Shares)
Janus Henderson Global Research Portfolio -- Service Shares (formerly, Global
  Research Portfolio -- Service Shares)
Janus Henderson Global Technology Portfolio -- Service Shares (formerly, Global
  Technology Portfolio -- Service Shares)


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Equity Portfolio -- Class II Shares
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
SP International Growth Portfolio -- Class II Shares
SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares
U.S. Equity V.I.S. Fund -- Class 1 Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2018, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions................................................   6

Fee Tables.................................................   7
   Example.................................................   9

Synopsis...................................................   9

Condensed Financial Information............................  12

The Company................................................  12

Financial Condition of the Company.........................  12

The Separate Account.......................................  13
   The Portfolios..........................................  13
   Subaccounts.............................................  15
   Voting Rights...........................................  20

The Guarantee Account......................................  21

Charges and Other Deductions...............................  22
   Transaction Expenses....................................  22
       Surrender Charge....................................  22
       Exceptions to the Surrender Charge..................  23
   Deductions from the Separate Account....................  23
   Charges for the Death Benefit Rider Options.............  23
   Other Charges...........................................  24

The Contract...............................................  24
   Purchase of the Contract................................  25
   Ownership...............................................  25
   Assignment..............................................  26
   Premium Payments........................................  26
   Valuation Day and Valuation Period......................  26
   Allocation of Premium Payments..........................  26
   Bonus Credits...........................................  27
   Valuation of Accumulation Units.........................  27

Transfers..................................................  27
   Transfers Before the Maturity Date......................  27
   Transfers from the Guarantee Account to the Subaccounts.  28
   Transfers from the Subaccounts to the Guarantee Account.  28
   Transfers Among the Subaccounts.........................  28
   Telephone/Internet Transactions.........................  29
   Confirmation of Transactions............................  29
   Special Note on Reliability.............................  29
   Transfers by Third Parties..............................  29
   Special Note on Frequent Transfers......................  30
   Dollar Cost Averaging Program...........................  31
   Portfolio Rebalancing Program...........................  32
   Guarantee Account Interest Sweep Program................  32

Surrenders and Partial Surrenders.............................................  33
   Surrenders and Partial Surrenders..........................................  33
   Restrictions on Distributions From Certain Contracts.......................  34
   Systematic Withdrawal Program..............................................  34

Death of Owner and/or Annuitant...............................................  35
   Death Benefit at Death of Any Annuitant Before the Maturity Date...........  35
   Basic Death Benefit........................................................  35
   Optional Guaranteed Minimum Death Benefit..................................  36
   Optional Enhanced Death Benefit............................................  37
   When We Calculate the Death Benefit........................................  38
   Death of an Owner or Joint Owner Before the Maturity Date..................  38
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  41

Income Payments...............................................................  41
   Optional Payment Plans.....................................................  42
   Variable Income Payments...................................................  43
   Transfers After the Maturity Date..........................................  43

Tax Matters...................................................................  44
   Introduction...............................................................  44
   Taxation of Non-Qualified Contracts........................................  44
   Section 1035 Exchanges.....................................................  46
   Qualified Retirement Plans.................................................  47
   Federal Income Tax Withholding.............................................  51
   State Income Tax Withholding...............................................  51
   Tax Status of the Company..................................................  51
   Federal Estate, Gift and Generation-Skipping Transfer Taxes................  51
   Definition of Spouse Under Federal Law.....................................  51
   Annuity Purchases by Residents of Puerto Rico..............................  51
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...........  51
   Foreign Tax Credits........................................................  52
   Changes in the Law.........................................................  52

Requesting Payments...........................................................  52

Sales of the Contracts........................................................  53

Additional Information........................................................  54
   Owner Questions............................................................  54
   Return Privilege...........................................................  54
   State Regulation...........................................................  54
   Evidence of Death, Age, Gender, Marital Status or Survival.................  54
   Records and Reports........................................................  54
   Other Information..........................................................  55
   Unclaimed Property.........................................................  55
   Legal Proceedings..........................................................  55

Appendix A.................................................................... A-1
   Examples -- Death Benefit Calculations..................................... A-1

Appendix B.................................................................... B-1
   Condensed Financial Information............................................ B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed     Surrender Charge
 payments surrendered)                             Years Since We Received as a Percentage of the
                                                   the Premium Payment     Premium Payment
                                                                           Surrendered/1/
                                                   ----------------------------------------------
                                                              0                      8%
                                                              1                      8%
                                                              2                      7%
                                                              3                      6%
                                                              4                      5%
                                                              5                      4%
                                                              6                      3%
                                                              7                      2%
                                                          8 or more                  0%
-------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
-------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
---------------------------------------------------
 Mortality and Expense Risk Charge         1.30%
---------------------------------------------------
 Administrative Expense Charge             0.25%
---------------------------------------------------
Optional Benefits/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Rider                         0.35%/3/
---------------------------------------------------
 Optional Enhanced Death Benefit Rider   0.35%/4/
---------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                2.25%/5/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2017. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.32%   1.79%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2017, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.32% and 1.79%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Example

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,151      $1,936      $2,647       $4,497

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $357       $1,230      $2,120       $4,416

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $431       $1,306      $2,197       $4,497

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is a Bonus Credit? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take a partial surrender? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

Are there any risks to purchasing a death benefit rider option? Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision of this prospectus.

What are the federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

Subaccounts

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.



                         Subaccount                                 Investment Objective
                         --------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Global Thematic Growth          Long-term growth of capital.
SERIES FUND, INC.        Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.
                         Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         --------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         --------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         --------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.
                         Series I shares
                         --------------------------------------------------------------------------
                         Invesco V.I. Value Opportunities   Long-term growth of capital.
                         Fund -- Series II shares
                         --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --     The fund seeks long-term growth of
SERIES TRUST II          Overseas Core Fund -- Class 2      capital.
                         (formerly, Columbia Variable
                         Portfolio -- Select International
                         Equity Fund -- Class 2)
                         --------------------------------------------------------------------------
                         CTIVP/SM /-- Loomis Sayles         The fund seeks long-term growth of
                         Growth Fund -- Class 1 (formerly,  capital.
                         Variable Portfolio -- Loomis
                         Sayles Growth Fund -- Class 1)
                         --------------------------------------------------------------------------
DREYFUS                  The Dreyfus Sustainable U.S.       The fund seeks long-term capital
                         Equity Portfolio, Inc. -- Initial  appreciation.
                         Shares

                         --------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                       income.
                         --------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond         Seeks high current income.
SERIES                   Fund II -- Service Shares
                         --------------------------------------------------------------------------
                         Federated Kaufmann Fund II --      Seeks capital appreciation.
                         Service Shares


                         --------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND  Service Class 2









                         --------------------------------------------------------------------------
                         VIP Dynamic Capital                Seeks capital appreciation.
                         Appreciation Portfolio --
                         Service Class 2
                         --------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
        Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


-------------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

-------------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

-------------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Threadneedle International Limited)


-------------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Loomis, Sayles & Company, L.P.)

-------------------------------------------------------------------------------
The fund seeks long-term capital       The Dreyfus Corporation,
appreciation.                          subadvised by Newton Investment
     Management (North America)
                                       Limited
-------------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income.             Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.            Federated Equity Management
     Company of Pennsylvania
                                       (subadvised by Federated Global
                                       Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.  Fidelity Management & Research
                                       Company (FMR) (subadvised by
                                       FMR Co., Inc. (FMRC), Fidelity
                                       Research & Analysis Company
                                       (FRAC), Fidelity Management &
                                       Research (U.K.) Inc. (FMR U.K.),
                                       Fidelity International Investment
                                       Advisors (FIIA), Fidelity International
                                       Investment Advisors (U.K.) Limited
                                       (FIIA(U.K.)L), and Fidelity
                                       Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks capital appreciation.            FMR (subadvised by FMRC, FRAC,
     FMR U.K., FIIA, FIIA(U.K.)L, and
     FIJ)
-------------------------------------------------------------------------------


                           Subaccount                                    Investment Objective
                           -------------------------------------------------------------------------------
                           VIP Equity-Income Portfolio --      Seeks reasonable income. The fund will
                           Service Class 2                     also consider the potential for capital
                                                               appreciation. The fund's goal is to
                                                               achieve a yield which exceeds the
                                                               composite yield on the securities
                                                               comprising the S&P 500(R) Index.
                           -------------------------------------------------------------------------------
                           VIP Growth Portfolio --             Seeks to achieve capital appreciation.
                           Service Class 2

                           -------------------------------------------------------------------------------
                           VIP Growth & Income Portfolio --    Seeks high total return through a
                           Service Class 2                     combination of current income and
                                                               capital appreciation.
                           -------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     Goldman Sachs Government            Maximize current income to the extent
INSURANCE TRUST            Money Market Fund --                consistent with the preservation of
                           Service Shares/1/                   capital and the maintenance of liquidity
                                                               by investing exclusively in high quality
                                                               money market instruments.
                           -------------------------------------------------------------------------------
JANUS ASPEN SERIES         Janus Henderson Balanced            Seeks long-term capital growth,
                           Portfolio -- Service Shares         consistent with preservation of capital
                           (formerly, Balanced Portfolio --    and balanced by current income.
                           Service Shares)
                           -------------------------------------------------------------------------------
                           Janus Henderson Enterprise          Seeks long-term growth of capital.
                           Portfolio -- Service Shares
                           (formerly, Enterprise Portfolio --
                           Service Shares)
                           -------------------------------------------------------------------------------
                           Janus Henderson Forty Portfolio     A non-diversified portfolio/2/ that seeks
                           -- Service Shares (formerly, Forty  long-term growth of capital.
                           Portfolio -- Service Shares)
                           -------------------------------------------------------------------------------
                           Janus Henderson Global Research     Seeks long-term growth of capital in a
                           Portfolio -- Service Shares         manner consistent with preservation of
                           (formerly, Global Research          capital.
                           Portfolio -- Service Shares)
                           -------------------------------------------------------------------------------
                           Janus Henderson Global Technology   Seeks long-term growth of capital.
                           Portfolio -- Service Shares
                           (formerly, Global Technology
                           Portfolio -- Service Shares)
                           -------------------------------------------------------------------------------
LEGG MASON PARTNERS        ClearBridge Variable Aggressive     Seeks capital appreciation.
VARIABLE EQUITY TRUST      Growth Portfolio -- Class II




                           -------------------------------------------------------------------------------
                           ClearBridge Variable Large Cap      Seeks long-term growth of capital.
                           Value Portfolio -- Class I          Current income is a secondary
                                                               objective.



                           -------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Investors Trust Series --    The fund's investment objective is to
TRUST                      Service Class Shares                seek capital appreciation.
                           -------------------------------------------------------------------------------
                           MFS(R) New Discovery Series --      The fund's investment objective is to
                           Service Class Shares                seek capital appreciation.
                           -------------------------------------------------------------------------------
                           MFS(R) Utilities Series --          The fund's investment objective is to
                           Service Class Shares                seek total return.
                           -------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
--------------------------------------------------------------------------------
Seeks reasonable income. The fund will     FMR (subadvised by FMRC, FRAC,
also consider the potential for capital    FMR U.K., FIIA, FIIA(U.K.)L, and
appreciation. The fund's goal is to        FIJ)
achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
--------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
--------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
--------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of liquidity
by investing exclusively in high quality
money market instruments.
--------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.

--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC



--------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.

--------------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.

--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC



--------------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                           Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
--------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
--------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                           Subaccount                                    Investment Objective
                           ------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors       The fund's investment objective is to
TRUST II                   Growth Stock Portfolio --            seek capital appreciation.
                           Service Class Shares
                           ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital                  The Fund seeks capital appreciation.
ACCOUNT FUNDS              Appreciation Fund/VA --
                           Service Shares
                           ------------------------------------------------------------------------------
                           Oppenheimer Discovery Mid Cap        The Fund seeks capital appreciation.
                           Growth Fund/VA --
                           Service Shares
                           ------------------------------------------------------------------------------
                           Oppenheimer Global Fund/VA --        The Fund seeks capital appreciation.
                           Service Shares

                           ------------------------------------------------------------------------------
                           Oppenheimer Main Street              The Fund seeks capital appreciation.
                           Fund/VA -- Service Shares

                           ------------------------------------------------------------------------------
                           Oppenheimer Main Street Small        The Fund seeks capital appreciation
                           Cap Fund(R)/VA -- Service Shares

                           ------------------------------------------------------------------------------
PIMCO VARIABLE             Foreign Bond Portfolio (U.S.         Seeks maximum total return,
INSURANCE TRUST            Dollar Hedged) -- Administrative     consistent with preservation of capital
                           Class Shares                         and prudent investment management.
                           ------------------------------------------------------------------------------
                           High Yield Portfolio --              Seeks to maximize total return,
                           Administrative Class Shares          consistent with preservation of capital
                                                                and prudent investment management.
                           ------------------------------------------------------------------------------
                           Long-Term U.S. Government            Seeks maximum total return,
                           Portfolio -- Administrative          consistent with preservation of capital
                           Class Shares                         and prudent investment management.
                           ------------------------------------------------------------------------------
                           Total Return Portfolio --            Seeks maximum total return,
                           Administrative Class Shares          consistent with preservation of capital
                                                                and prudent investment management.
                           ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES      Equity Portfolio -- Class II Shares  Seeks long-term growth of capital.
FUND

                           ------------------------------------------------------------------------------
                           Jennison Portfolio --                Seeks long-term growth of capital.
                           Class II Shares

                           ------------------------------------------------------------------------------
                           Jennison 20/20 Focus Portfolio --    Seeks long-term growth of capital.
                           Class II Shares

                           ------------------------------------------------------------------------------
                           SP International Growth              Seeks long-term growth of capital.
                           Portfolio -- Class II Shares



                           ------------------------------------------------------------------------------
                           SP Prudential U.S. Emerging          Seeks long-term capital appreciation.
                           Growth Portfolio --
                           Class II Shares
                           ------------------------------------------------------------------------------
RYDEX VARIABLE TRUST       NASDAQ-100(R) Fund/1/                Seeks to provide investment results
                                                                that correspond to a benchmark for
                                                                over-the-counter securities. The
                                                                portfolio's current benchmark is the
                                                                NASDAQ 100 Index(TM).
                           ------------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
     Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
     (subadvised by OppenheimerFunds,
     Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
     (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
     (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation      OFI Global Asset Management, Inc.
     (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC, Neuberger Berman Investment
                                         Advisers LLC and William Blair &
                                         Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.    Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Securities Global Investors, LLC
that correspond to a benchmark for       known as Guggenheim Investments
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
----------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


                       Subaccount                                  Investment Objective
                       ----------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --              Seeks maximum income consistent
INSURANCE SERIES       Class 1 Shares                     with prudent investment management
FUNDS, INC.                                               and the preservation of capital.
                       ----------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.       Seeks long-term growth of capital and
                       Fund -- Class 1 Shares             future income rather than current
                                                          income.
                       ----------------------------------------------------------------------------
                       Real Estate Securities V.I.S.      Seeks maximum total return through
                       Fund -- Class 1 Shares             current income and capital
                                                          appreciation.
                       ----------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund/ /--  Seeks growth of capital and
                       Class 1 Shares/1/                  accumulation of income that
                                                          corresponds to the investment return of
                                                          the S&P 500(R) Index.
                       ----------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of capital.
                       Class 1 Shares






                       ----------------------------------------------------------------------------
                       Total Return V.I.S. Fund --        Seeks the highest total return,
                       Class 1 Shares                     composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                       ----------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --         Seeks long-term growth of capital.
                       Class 1 Shares
                       ----------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
-------------------------------------------------------------------------
Seeks maximum income consistent          SSGA Funds Management, Inc.
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------
Seeks long-term growth of capital and    SSGA Funds Management, Inc.
future income rather than current
income.
-------------------------------------------------------------------------
Seeks maximum total return through       SSGA Funds Management, Inc.
current income and capital               (subadvised by CenterSquare
appreciation.                            Investment Management LLC)
-------------------------------------------------------------------------
Seeks growth of capital and              SSGA Funds Management, Inc.
accumulation of income that
corresponds to the investment return of
the S&P 500(R) Index.
-------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                                         (subadvised by Palisade Capital
                                         Management L.L.C., Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
-------------------------------------------------------------------------
Seeks the highest total return,          SSGA Funds Management, Inc.
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.

-------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S. Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Equity Portfolio -- Class II
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  SP International Growth Portfolio -- Class II
  SP Prudential U.S. Emerging Growth Portfolio -- Class II.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, and The Prudential Series Fund. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

Number of Completed  Surrender Charge
  Years Since We    as a Percentage of
   Received the     the Premium Payment
  Premium Payment       Surrendered
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%

Number of Completed  Surrender Charge
  Years Since We    as a Percentage of
   Received the     the Premium Payment
  Premium Payment       Surrendered
---------------------------------------
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Death Benefit Rider Options

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts plus the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

Bonus Credits

The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

Valuation of Accumulation Units

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic

Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

For contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

     (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              Amount of
     Person who died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings.

We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on surrenders, partial surrenders or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement
Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2017, 2016 and 2015, $37.6 million, $42.6 million and $50.1 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2017, 2016 and 2015, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other
Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


In April 2017, we were named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and

Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon our termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by the Company in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by the Company for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al
v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming the Company as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and, on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples -- Death Benefit Calculations

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

Annuitant's End of Contract  Unadjusted
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        Premium Contract  Unadjusted
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                 Contract           Death   Optional Enhanced
 Date   Premium   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    With Separate Account Expenses of 1.55%


                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B         $16.51            $22.16            --     2017
                                                          16.92             16.51            --     2016
                                                          16.74             16.92            --     2015
                                                          16.23             16.74            --     2014
                                                          13.41             16.23            --     2013
                                                          12.03             13.41            --     2012
                                                          15.95             12.03            28     2011
                                                          13.66             15.95            60     2010
                                                           9.06             13.66            94     2009
                                                          17.52              9.06           957     2008
--------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B              $20.24            $23.63         2,536     2017
                                                          18.51             20.24         2,592     2016
                                                          18.53             18.51         2,654     2015
                                                          17.22             18.53         2,702     2014
                                                          13.00             17.22         3,596     2013
                                                          11.26             13.00         4,538     2012
                                                          10.78             11.26         5,128     2011
                                                           9.71             10.78        17,321     2010
                                                           8.19              9.71        30,366     2009
                                                          14.03              8.19        44,940     2008
--------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B               $13.73            $17.80           974     2017
                                                          13.63             13.73         1,025     2016
                                                          12.49             13.63         1,082     2015
                                                          11.14             12.49         1,140     2014
                                                           8.26             11.14         5,424     2013
                                                           7.19              8.26         5,497     2012
                                                           7.59              7.19         5,577     2011
                                                           7.02              7.59         5,667     2010
                                                           5.20              7.02         8,758     2009
                                                           8.77              5.20        11,122     2008
--------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B               $20.33            $26.78            --     2017
                                                          19.44             20.33            --     2016
                                                          20.06             19.44            --     2015
                                                          20.80             20.06            --     2014
                                                          14.54             20.80           235     2013
                                                          12.87             14.54           235     2012
                                                          12.55             12.87           235     2011
                                                           9.33             12.55           236     2010
                                                           6.71              9.33         2,629     2009
                                                          12.53              6.71         2,630     2008
--------------------------------------------------------------------------------------------------------

                                                               Number of
                             Accumulation      Accumulation  Accumulation
                            Unit Values at    Unit Values at   Units at
Subaccounts               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------
AIM Variable Insurance
 Funds (Invesco Variable
 Insurance Funds)
-------------------------------------------------------------------------------
 Invesco V.I. American
   Franchise Fund --
   Series I shares              $14.79            $18.55            --     2017
                                 14.69             14.79            --     2016
                                 14.21             14.69            --     2015
                                 13.31             14.21            --     2014
                                  9.65             13.31            --     2013
                                 10.00              9.65            --     2012
-------------------------------------------------------------------------------
 Invesco V.I. Core
   Equity Fund -- Series
   I shares                     $16.22            $18.07           143     2017
                                 14.94             16.22         9,862     2016
                                 16.10             14.94         9,992     2015
                                 15.12             16.10        10,122     2014
                                 11.89             15.12        10,255     2013
                                 10.60             11.89        12,614     2012
                                 10.77             10.60        10,567     2011
                                  9.99             10.77        10,743     2010
                                  7.91              9.99        11,162     2009
                                 11.50              7.91        16,058     2008
-------------------------------------------------------------------------------
 Invesco V.I. Value
   Opportunities Fund --
   Series II shares             $18.18            $20.98            --     2017
                                 15.66             18.18            --     2016
                                 17.80             15.66            --     2015
                                 17.00             17.80            --     2014
                                 12.95             17.00         1,200     2013
                                 11.18             12.95         1,206     2012
                                 11.76             11.18         2,397     2011
                                 11.17             11.76         4,382     2010
                                  7.68             11.17         6,938     2009
                                 16.21              7.68         7,593     2008
-------------------------------------------------------------------------------
Columbia Funds Variable
 Series Trust II
-------------------------------------------------------------------------------
 Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2              $ 9.70            $12.15           242     2017
                                 10.00              9.70           278     2016
-------------------------------------------------------------------------------
 Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1              $10.44            $13.68            --     2017
                                 10.00             10.44            --     2016
-------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------
 The Dreyfus Sustainable
   U.S. Equity
   Portfolio, Inc. --
   Initial Shares               $12.85            $14.59            --     2017
                                 11.82             12.85            --     2016
                                 12.40             11.82            --     2015
                                 11.10             12.40            --     2014
                                  8.39             11.10            --     2013
                                  7.62              8.39            --     2012
                                  7.67              7.62            --     2011
                                  6.78              7.67         1,067     2010
                                  5.15              6.78         1,067     2009
                                  7.98              5.15         1,067     2008
-------------------------------------------------------------------------------
Eaton Vance Variable
 Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income
   Fund                         $13.48            $13.73         1,667     2017
                                 12.57             13.48         1,676     2016
                                 12.89             12.57         1,685     2015
                                 13.02             12.89         1,693     2014
                                 12.73             13.02         1,702     2013
                                 12.05             12.73         3,342     2012
                                 11.94             12.05         3,358     2011
                                 11.11             11.94         3,232     2010
                                  7.82             11.11         3,243     2009
                                 10.90              7.82         3,255     2008
-------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $23.56            $24.72         2,634     2017
                                                                         20.90             23.56         2,645     2016
                                                                         21.82             20.90         2,659     2015
                                                                         21.64             21.82         3,658     2014
                                                                         20.59             21.64         3,673     2013
                                                                         18.30             20.59         3,687     2012
                                                                         17.71             18.30         1,390     2011
                                                                         15.73             17.71         4,078     2010
                                                                         10.48             15.73         8,005     2009
                                                                         14.40             10.48        11,040     2008
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $28.60            $36.03            --     2017
                                                                         28.08             28.60            --     2016
                                                                         26.87             28.08            70     2015
                                                                         24.94             26.87           281     2014
                                                                         18.14             24.94           505     2013
                                                                         15.74             18.14            --     2012
                                                                         18.48             15.74         1,761     2011
                                                                         15.94             18.48         4,356     2010
                                                                         12.54             15.94         5,135     2009
                                                                         21.93             12.54         7,202     2008
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $23.17            $27.74         2,177     2017
                                                                         21.84             23.17         2,277     2016
                                                                         22.09             21.84         2,470     2015
                                                                         20.10             22.09         2,802     2014
                                                                         15.59             20.10         3,854     2013
                                                                         13.63             15.59         4,508     2012
                                                                         14.24             13.63         5,993     2011
                                                                         12.37             14.24        14,670     2010
                                                                          9.28             12.37        23,459     2009
                                                                         16.44              9.28        33,095     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.43            $30.92            --     2017
                                                                         25.16             25.43            --     2016
                                                                         25.30             25.16            --     2015
                                                                         23.22             25.30            --     2014
                                                                         17.06             23.22            --     2013
                                                                         14.17             17.06            --     2012
                                                                         14.80             14.17            --     2011
                                                                         12.74             14.80            --     2010
                                                                          9.53             12.74            --     2009
                                                                         16.51              9.53         2,633     2008
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.73            $20.77         1,627     2017
                                                                         16.16             18.73         1,660     2016
                                                                         17.14             16.16         2,030     2015
                                                                         16.05             17.14         4,282     2014
                                                                         12.75             16.05        12,483     2013
                                                                         11.07             12.75        10,608     2012
                                                                         11.17             11.07        15,473     2011
                                                                          9.87             11.17        33,675     2010
                                                                          7.72              9.87        41,815     2009
                                                                         13.71              7.72        54,840     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                     $17.53            $20.13            --     2017
                                                                        15.38             17.53            --     2016
                                                                        16.02             15.38            --     2015
                                                                        14.77             16.02            --     2014
                                                                        11.25             14.77            --     2013
                                                                         9.67             11.25            --     2012
                                                                         9.69              9.67            --     2011
                                                                         8.59              9.69         4,955     2010
                                                                         6.87              8.59         5,105     2009
                                                                        12.01              6.87         5,114     2008
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                              $13.27            $17.61            --     2017
                                                                        13.40             13.27        29,220     2016
                                                                        12.74             13.40        29,220     2015
                                                                        11.65             12.74        29,220     2014
                                                                         8.70             11.65        29,220     2013
                                                                         7.73              8.70        29,220     2012
                                                                         7.85              7.73        29,312     2011
                                                                         6.44              7.85        30,360     2010
                                                                         5.11              6.44        31,755     2009
                                                                         9.85              5.11        37,852     2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.34            $ 9.24        24,414     2017
                                                                         9.48              9.34        19,602     2016
                                                                         9.63              9.48        19,755     2015
                                                                         9.78              9.63        19,892     2014
                                                                         9.94              9.78        25,581     2013
                                                                        10.00              9.94        44,531     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.31            $23.62         2,535     2017
                                                                        19.77             20.31         2,620     2016
                                                                        20.00             19.77         2,710     2015
                                                                        18.77             20.00         2,764     2014
                                                                        15.91             18.77         2,895     2013
                                                                        14.26             15.91         6,603     2012
                                                                        14.29             14.26         6,668     2011
                                                                        13.42             14.29         9,660     2010
                                                                        10.86             13.42        10,892     2009
                                                                        13.14             10.86        13,831     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares               $16.94            $21.20            --     2017
                                                                        15.35             16.94            --     2016
                                                                        15.03             15.35            --     2015
                                                                        13.60             15.03            --     2014
                                                                        10.46             13.60            --     2013
                                                                         9.08             10.46            --     2012
                                                                         9.38              9.08            --     2011
                                                                         7.59              9.38         5,655     2010
                                                                         5.34              7.59         6,858     2009
                                                                         9.65              5.34        13,024     2008
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $19.95            $25.54         1,198     2017
                                                                        19.88             19.95         1,201     2016
                                                                        18.04             19.88         1,203     2015
                                                                        16.89             18.04         1,205     2014
                                                                        13.11             16.89         2,182     2013
                                                                        10.75             13.11         2,186     2012
                                                                        11.73             10.75         2,191     2011
                                                                        11.19             11.73         8,660     2010
                                                                         7.78             11.19         9,322     2009
                                                                        14.20              7.78        15,411     2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares           $ 9.66            $12.05         2,556     2017
                                                                          9.63              9.66         8,303     2016
                                                                         10.04              9.63         8,364     2015
                                                                          9.51             10.04         9,225     2014
                                                                          7.54              9.51         9,359     2013
                                                                          6.39              7.54         9,530     2012
                                                                          7.55              6.39         9,685     2011
                                                                          6.64              7.55         9,901     2010
                                                                          4.91              6.64        11,665     2009
                                                                          9.03              4.91        21,899     2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares         $ 8.88            $12.67            --     2017
                                                                          7.92              8.88            --     2016
                                                                          7.69              7.92            --     2015
                                                                          7.14              7.69         1,271     2014
                                                                          5.36              7.14         1,274     2013
                                                                          4.57              5.36         1,277     2012
                                                                          5.08              4.57         1,281     2011
                                                                          4.15              5.08         5,222     2010
                                                                          2.68              4.15         5,234     2009
                                                                          4.87              2.68         3,956     2008
-----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II          $28.67            $32.75            --     2017
                                                                         28.85             28.67            --     2016
                                                                         29.89             28.85            --     2015
                                                                         25.28             29.89            --     2014
                                                                         17.42             25.28           286     2013
                                                                         14.94             17.42           286     2012
                                                                         14.85             14.94           287     2011
                                                                         12.10             14.85           528     2010
                                                                          9.16             12.10           528     2009
                                                                         15.65              9.16         2,743     2008
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I             $23.85            $26.96           133     2017
                                                                         21.43             23.85           152     2016
                                                                         22.41             21.43           175     2015
                                                                         10.00             22.41           196     2014
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 $16.09            $19.49           341     2017
                                                                         15.09             16.09           341     2016
                                                                         15.33             15.09           342     2015
                                                                         14.06             15.33           343     2014
                                                                         10.84             14.06         1,313     2013
                                                                          9.27             10.84         1,315     2012
                                                                          9.65              9.27         1,578     2011
                                                                          8.84              9.65         1,838     2010
                                                                          7.09              8.84         2,113     2009
                                                                         10.79              7.09         1,469     2008
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                   $18.52            $23.04            --     2017
                                                                         17.29             18.52         3,388     2016
                                                                         17.95             17.29         3,388     2015
                                                                         19.71             17.95         3,388     2014
                                                                         14.17             19.71         3,448     2013
                                                                         11.91             14.17         3,448     2012
                                                                         13.51             11.91         3,533     2011
                                                                         10.10             13.51         3,628     2010
                                                                          6.29             10.10         5,945     2009
                                                                         10.57              6.29         5,666     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $23.57            $26.56           434     2017
                                                                            21.52             23.57           477     2016
                                                                            25.64             21.52           524     2015
                                                                            23.15             25.64         2,047     2014
                                                                            19.56             23.15         2,258     2013
                                                                            17.55             19.56         2,315     2012
                                                                            16.74             17.55         3,767     2011
                                                                            14.98             16.74         4,136     2010
                                                                            11.45             14.98         8,612     2009
                                                                            18.70             11.45        10,081     2008
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $10.13            $12.78         1,590     2017
                                                                             9.72             10.13         1,592     2016
                                                                            10.00              9.72         1,661     2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $19.84            $24.71            --     2017
                                                                            20.65             19.84            --     2016
                                                                            20.31             20.65            --     2015
                                                                            17.92             20.31            --     2014
                                                                            14.06             17.92            --     2013
                                                                            12.55             14.06            --     2012
                                                                            12.92             12.55            --     2011
                                                                            12.03             12.92           246     2010
                                                                             8.48             12.03           246     2009
                                                                            15.84              8.48           246     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares           $22.18            $28.05            --     2017
                                                                            22.06             22.18            --     2016
                                                                            21.07             22.06            --     2015
                                                                            20.28             21.07            --     2014
                                                                            15.19             20.28            --     2013
                                                                            13.28             15.19            --     2012
                                                                            13.38             13.28            --     2011
                                                                            10.69             13.38            --     2010
                                                                             8.21             10.69            --     2009
                                                                            16.41              8.21            --     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                             $19.48            $26.15         1,342     2017
                                                                            19.82             19.48         4,603     2016
                                                                            19.42             19.82         4,647     2015
                                                                            19.32             19.42         4,703     2014
                                                                            15.46             19.32         7,006     2013
                                                                            12.98             15.46         7,607     2012
                                                                            14.41             12.98         7,734     2011
                                                                            12.65             14.41        10,845     2010
                                                                             9.22             12.65        15,487     2009
                                                                            15.70              9.22        27,529     2008
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $17.43            $20.01         2,334     2017
                                                                            15.90             17.43         2,338     2016
                                                                            15.67             15.90         2,343     2015
                                                                            14.41             15.67         2,348     2014
                                                                            11.14             14.41         2,352     2013
                                                                             9.70             11.14         2,357     2012
                                                                             9.89              9.70         2,458     2011
                                                                             8.67              9.89         6,010     2010
                                                                             6.88              8.67        11,712     2009
                                                                            11.39              6.88        19,764     2008
--------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                     $34.42            $38.60           567
                                                                                      29.71             34.42           568
                                                                                      32.13             29.71           570
                                                                                      29.23             32.13           571
                                                                                      21.11             29.23           572
                                                                                      18.23             21.11           573
                                                                                      18.96             18.23           574
                                                                                      15.65             18.96           575
                                                                                      11.61             15.65           654
                                                                                      19.03             11.61           577
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $19.33            $19.56            --
                                                                                      18.44             19.33            --
                                                                                      18.68             18.44            --
                                                                                      17.07             18.68            --
                                                                                      17.25             17.07           123
                                                                                      15.80             17.25           123
                                                                                      15.03             15.80           124
                                                                                      14.08             15.03         1,703
                                                                                      12.37             14.08         8,366
                                                                                      12.87             12.37        10,357
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $22.09            $23.19         3,405
                                                                                      19.95             22.09         3,407
                                                                                      20.61             19.95         3,408
                                                                                      20.25             20.61         3,871
                                                                                      19.46             20.25         5,974
                                                                                      17.29             19.46         5,867
                                                                                      16.99             17.29         3,445
                                                                                      15.08             16.99         9,172
                                                                                      10.92             15.08        19,470
                                                                                      14.50             10.92        28,671
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $23.44            $25.14           803
                                                                                      23.64             23.44           809
                                                                                      24.35             23.64           848
                                                                                      19.95             24.35         1,796
                                                                                      23.27             19.95         1,981
                                                                                      22.64             23.27         2,258
                                                                                      17.99             22.64         2,870
                                                                                      16.37             17.99         4,744
                                                                                      17.39             16.37         8,302
                                                                                      15.06             17.39         9,309
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $18.52            $19.13         6,251
                                                                                      18.32             18.52        11,128
                                                                                      18.53             18.32        11,908
                                                                                      18.05             18.53        17,355
                                                                                      18.70             18.05        20,227
                                                                                      17.33             18.70        21,389
                                                                                      16.99             17.33        22,053
                                                                                      15.96             16.99        38,724
                                                                                      14.22             15.96        66,141
                                                                                      13.78             14.22        77,343
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
-----------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-------------------------------------------------------------------------------------------------------------------------
  Equity Portfolio -- Class II Shares                                     $16.43            $20.27            --     2017
                                                                           16.15             16.43            --     2016
                                                                           16.09             16.15            --     2015
                                                                           15.23             16.09            --     2014
                                                                           11.63             15.23            --     2013
                                                                           10.44             11.63            --     2012
                                                                           11.03             10.44            --     2011
                                                                           10.04             11.03            --     2010
                                                                            7.42             10.04            --     2009
                                                                           12.23              7.42            --     2008
-------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                   $16.49            $22.10         1,244     2017
                                                                           16.97             16.49         1,291     2016
                                                                           15.52             16.97         1,344     2015
                                                                           14.39             15.52         1,422     2014
                                                                           10.66             14.39         1,509     2013
                                                                            9.36             10.66         1,644     2012
                                                                            9.51              9.36         1,697     2011
                                                                            8.67              9.51         1,967     2010
                                                                            6.17              8.67         2,501     2009
                                                                           10.04              6.17         2,362     2008
-------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                       $28.19            $36.01            --     2017
                                                                           28.28             28.19            --     2016
                                                                           27.14             28.28            --     2015
                                                                           25.83             27.14            --     2014
                                                                           20.28             25.83            --     2013
                                                                           18.63             20.28            --     2012
                                                                           19.81             18.63            --     2011
                                                                           18.74             19.81            --     2010
                                                                           12.09             18.74            --     2009
                                                                           20.27             12.09         2,226     2008
-------------------------------------------------------------------------------------------------------------------------
  SP International Growth Portfolio -- Class II Shares                    $10.62            $14.16            63     2017
                                                                           11.25             10.62           114     2016
                                                                           11.09             11.25           172     2015
                                                                           11.99             11.09           229     2014
                                                                           10.28             11.99           288     2013
                                                                            8.57             10.28         1,322     2012
                                                                           10.28              8.57         1,395     2011
                                                                            9.17             10.28         1,472     2010
                                                                            6.83              9.17         1,555     2009
                                                                           14.01              6.83         8,967     2008
-------------------------------------------------------------------------------------------------------------------------
  SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares         $21.81            $26.18           671     2017
                                                                           21.34             21.81           687     2016
                                                                           22.28             21.34           704     2015
                                                                           20.73             22.28         1,171     2014
                                                                           16.47             20.73         1,566     2013
                                                                           14.37             16.47         1,638     2012
                                                                           14.34             14.37         1,658     2011
                                                                           12.14             14.34         1,810     2010
                                                                            8.74             12.14         1,720     2009
                                                                           13.92              8.74         1,855     2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $12.25            $15.81           750     2017
                                                                11.74             12.25           817     2016
                                                                11.01             11.74           889     2015
                                                                 9.53             11.01           931     2014
                                                                 7.19              9.53           964     2013
                                                                 6.25              7.19           966     2012
                                                                 6.22              6.25           967     2011
                                                                 5.33              6.22           969     2010
                                                                 3.56              5.33           971     2009
                                                                 6.23              3.56         4,038     2008
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $15.46            $15.71            --     2017
                                                                15.24             15.46            --     2016
                                                                15.55             15.24            --     2015
                                                                15.02             15.55            --     2014
                                                                15.47             15.02            --     2013
                                                                14.86             15.47            --     2012
                                                                14.08             14.86        12,874     2011
                                                                13.30             14.08        15,451     2010
                                                                12.52             13.30        15,480     2009
                                                                13.40             12.52         2,566     2008
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $19.07            $24.10            --     2017
                                                                18.90             19.07            --     2016
                                                                18.59             18.90            --     2015
                                                                16.55             18.59           527     2014
                                                                12.46             16.55           529     2013
                                                                10.47             12.46           604     2012
                                                                10.59             10.47           762     2011
                                                                 9.64             10.59         5,038     2010
                                                                 7.05              9.64        13,181     2009
                                                                11.31              7.05        16,826     2008
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $56.56            $58.94            --     2017
                                                                53.19             56.56            --     2016
                                                                51.67             53.19            16     2015
                                                                39.79             51.67            65     2014
                                                                39.39             39.79           117     2013
                                                                34.26             39.39            --     2012
                                                                31.67             34.26            --     2011
                                                                24.95             31.67           910     2010
                                                                18.66             24.95           911     2009
                                                                29.64             18.66         1,862     2008
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $17.75            $21.23         4,148     2017
                                                                16.15             17.75         4,552     2016
                                                                16.23             16.15         5,021     2015
                                                                14.55             16.23        10,060     2014
                                                                11.20             14.55        16,279     2013
                                                                 9.83             11.20        26,620     2012
                                                                 9.82              9.83        27,673     2011
                                                                 8.68              9.82        29,116     2010
                                                                 6.98              8.68        35,024     2009
                                                                11.33              6.98        49,338     2008
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $30.96            $34.36            84     2017
                                                          25.41             30.96            84     2016
                                                          26.92             25.41           113     2015
                                                          26.35             26.92           939     2014
                                                          19.55             26.35         2,614     2013
                                                          17.33             19.55         3,932     2012
                                                          17.07             17.33         4,324     2011
                                                          13.60             17.07         8,918     2010
                                                          10.55             13.60        12,200     2009
                                                          17.18             10.55        21,113     2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $17.33            $19.73         2,061     2017
                                                          16.56             17.33         2,066     2016
                                                          17.01             16.56         2,072     2015
                                                          16.40             17.01         2,078     2014
                                                          14.50             16.40         2,083     2013
                                                          13.08             14.50         2,095     2012
                                                          13.68             13.08         9,695     2011
                                                          12.67             13.68        10,785     2010
                                                          10.65             12.67        21,059     2009
                                                          15.30             10.65        35,307     2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $18.79            $22.19           907     2017
                                                          17.46             18.79           965     2016
                                                          18.15             17.46         1,027     2015
                                                          16.35             18.15         1,062     2014
                                                          12.40             16.35         1,091     2013
                                                          10.88             12.40         1,092     2012
                                                          11.38             10.88         1,093     2011
                                                          10.48             11.38         1,095     2010
                                                           8.09             10.48         1,096     2009
                                                          12.85              8.09         1,097     2008
--------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                       Page
The Company........................................................................................... B-3

The Separate Account.................................................................................. B-4

Additional Information About the Guarantee Account.................................................... B-4

The Contracts......................................................................................... B-4
   Transfer of Annuity Units.......................................................................... B-4
   Net Investment Factor.............................................................................. B-4

Termination of Participation Agreements............................................................... B-5

Calculation of Performance Data....................................................................... B-6
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-6
   Other Subaccounts.................................................................................. B-7
   Other Performance Data............................................................................. B-7

Tax Matters........................................................................................... B-8
   Taxation of Genworth Life and Annuity Insurance Company............................................ B-8
   IRS Required Distributions......................................................................... B-8

General Provisions.................................................................................... B-8
   Using the Contracts as Collateral.................................................................. B-8
   The Beneficiary.................................................................................... B-8
   Non-Participating.................................................................................. B-9
   Misstatement of Age or Gender...................................................................... B-9
   Incontestability................................................................................... B-9
   Statement of Values................................................................................ B-9
   Trust as Owner or Beneficiary...................................................................... B-9
   Written Notice..................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans......................................... B-9

Regulation of Genworth Life and Annuity Insurance Company............................................. B-9

Experts............................................................................................... B-9

Financial Statements.................................................................................. B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra II) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                                                     State  Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2018, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2018.

TABLE OF CONTENTS


                                                                                 Page
The Company..................................................................... B-3

The Separate Account............................................................ B-4

Additional Information About the Guarantee Account.............................. B-4

The Contracts................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

Termination of Participation Agreements......................................... B-5

Calculation of Performance Data................................................. B-6
   Subaccount Investing in the Goldman Sachs Variable Insurance
     Trust -- Government Money Market Fund...................................... B-6
   Other Subaccounts............................................................ B-7
   Other Performance Data....................................................... B-7

Tax Matters..................................................................... B-8
   Taxation of Genworth Life and Annuity Insurance Company...................... B-8
   IRS Required Distributions................................................... B-8

General Provisions.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-9
   Misstatement of Age or Gender................................................ B-9
   Incontestability............................................................. B-9
   Statement of Values.......................................................... B-9
   Trust as Owner or Beneficiary................................................ B-9
   Written Notice............................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................... B-9

Experts......................................................................... B-9

Financial Statements............................................................ B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").


On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance and the Vermont Insurance Division. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In that filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third-party data administrator. On April 24, 2018, Genworth and China Oceanwide reported that they withdrew and re-filed their joint voluntary notice with CFIUS to provide CFIUS additional time to review and discuss the proposed transaction. In connection with this re-filing, CFIUS has agreed to proceed directly to the 45-day investigation period following a one-day review period.

Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

On March 27, 2018, Genworth, the Parent and Merger Sub entered into another waiver and agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the fourth waiver and agreement extension, which extended the previous deadline of April 1, 2018. In addition, Genworth and the Parent acknowledged that the Merger Agreement may be terminated, and the merger abandoned, at any time prior to July 1, 2018 by the board of directors of either Genworth or the Parent, if CFIUS notifies Genworth, the Parent and Merger Sub that it has completed its review of the merger and the mitigation proposals presented by the parties, and intends to recommend that the President of the United States of America act to suspend or prohibit the merger or any of the other transactions contemplated by the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.


We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.

  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in an Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amount requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administration expense charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon sixty days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. This agreement may be terminated at the option of any party upon one year advance written notice to the other parties.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund at the beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects:

1) net income from the Portfolio attributable to the hypothetical account; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract charge, the mortality and expense risk charge deducted daily at an annualized rate of 1.30% of your assets in the Separate Account and an administrative expense charge deducted daily at an annualized rate of 0.25% of your assets in the Separate Account. The annual contract charge is only deducted if Contract Value at the time of deduction is less than $10,000. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one Accumulation Unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7 - /1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be lower than the yield for the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund:


Current Yield:    -0.72% as of December 31, 2017
Effective Yield:  -0.71% as of December 31, 2017


Past performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the Contract Value is $10,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for optional riders.

   (5) Standardized total return assumes the payment of a full 5% Bonus Credit for contracts issued on or after the later of October 1, 2002 or the date on which state insurance authorities approve the applicable contract modifications. (A Bonus Credit of 4% will be reflected for contracts issued prior to October 1, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications.) The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants 81 and older at the time the contract is issued, we will not pay any Bonus Credits.

   (6) Standardized total return does not reflect the deduction of any premium tax.

   (7) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trustee is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2017 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2017

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2017

                                                                            Page
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financial Statements..............................................  F-64

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statement of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2017, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2017, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2018

                                   Appendix

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Managed Volatility Fund -- Series I shares
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares /(1)/ BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares /(1)/ Deutsche Variable Series I
   Deutsche Capital Growth VIP -- Class B Shares
Deutsche Variable Series II
   Deutsche CROCI(R) U.S. VIP -- Class B Shares /(1)/
   Deutsche Small Mid Cap Value VIP -- Class B Shares
Dreyfus
   Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio /(1)/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares /(1)/
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
Federated Insurance Series
   Federated High Income Bond Fund II -- Primary Shares
   Federated High Income Bond Fund II -- Service Shares
   Federated Kaufmann Fund II -- Service Shares
   Federated Managed Tail Risk Fund II -- Primary Shares
   Federated Managed Volatility Fund II

Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares /(1)/ Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares /(1)/
   Janus Henderson Balanced Portfolio -- Service Shares /(1)/
   Janus Henderson Enterprise Portfolio -- Institutional Shares /(1)/ Janus Henderson Enterprise Portfolio -- Service Shares /(1)/
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares /(1)/ Janus Henderson Forty Portfolio -- Institutional Shares /(1)/
   Janus Henderson Forty Portfolio -- Service Shares /(1)/
   Janus Henderson Global Research Portfolio -- Institutional Shares /(1)/ Janus Henderson Global Research Portfolio -- Service Shares /(1)/
   Janus Henderson Global Technology Portfolio -- Service Shares /(1)/ Janus Henderson Overseas Portfolio -- Institutional Shares /(1)/
   Janus Henderson Overseas Portfolio -- Service Shares /(1)/
   Janus Henderson Research Portfolio -- Institutional Shares /(1)/
   Janus Henderson Research Portfolio -- Service Shares /(1)/

Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Service Shares
   Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
   Oppenheimer Global Fund/VA -- Service Shares
   Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares
   Oppenheimer Main Street Fund/VA -- Service Shares
   Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares
   Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares /(1)/
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares /(1)/
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares /(1)/
   Real Estate Securities V.I.S. Fund -- Class 1 Shares /(1)/
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares /(1)/
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares /(1)/
   Total Return V.I.S. Fund -- Class 1 Shares /(1)/
   Total Return V.I.S. Fund -- Class 3 Shares /(1)/
   U.S. Equity V.I.S. Fund -- Class 1 Shares /(1)/
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from April 29, 2016 (inception) to December 31, 2016.

Columbia Funds Variable Series Trust II
   Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the period from January 1, 2017 to May 19, 2017 (closure), and the statements of changes in net assets for the period from January 1, 2017 to May 19, 2017 (closure) and the year ended December 31, 2016.

JPMorgan Insurance Trust
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the period from January 1, 2017 to April 28, 2017 (closure), and the statements of changes in net assets for the period from January 1, 2017 to April 28, 2017 (closure) and the year ended December 31, 2016.

State Street Variable Insurance Series Funds, Inc.
   Core Value Equity V.I.S. Fund -- Class 1 Shares /(1)/

/(1)/See Note 1 to the financial statements for the former name of the subaccount.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2017


                                                               AB Variable Products Series Fund, Inc.
                                                        ----------------------------------------------------
                                                             AB           AB
                                                          Balanced      Global         AB           AB
                                                           Wealth      Thematic    Growth and  International
                                                          Strategy      Growth       Income        Value
                                          Consolidated  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                             Total        Class B      Class B      Class B       Class B
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)      $5,580,247,779  $15,314,078   $5,052,101  $44,852,970   $37,414,098
Dividend receivable                             868,122           --           --           --            --
Receivable for units sold                        85,644           --           --           --            --
Total assets                              5,581,201,545   15,314,078    5,052,101   44,852,970    37,414,098

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       255,474          752          221        1,904         1,746
Payable for units withdrawn                   2,524,606        4,086          508        3,867        11,743
Total liabilities                             2,780,080        4,838          729        5,771        13,489

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                       4,978,788,857   13,925,903    5,044,968   44,607,018    35,789,351
Variable annuity contract owners in the
annuitization period                        599,632,608    1,383,337        6,404      240,181     1,611,258
Net assets                               $5,578,421,465  $15,309,240   $5,051,372  $44,847,199   $37,400,609

Investments in securities at cost        $4,848,266,317  $14,503,720   $3,743,737  $31,607,154   $31,566,253
Shares outstanding                                         1,305,548      172,721    1,364,141     2,316,662





                                            AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ---------------------------------------------------------------------------------
                                             Invesco          Invesco         Invesco          Invesco
                                               V.I.            V.I.             V.I.            V.I.           Invesco
                                              Global        Government     International       Managed          V.I.
                                           Real Estate      Securities         Growth        Volatility      Technology
                                             Fund --          Fund --         Fund --          Fund --         Fund --
                                         Series II shares Series I shares Series II shares Series I shares Series I shares
--------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $238,583          $5,586      $51,660,000             $--             $--
Dividend receivable                                    --              --               --              --              --
Receivable for units sold                              --              --               --              --              --
Total assets                                      238,583           5,586       51,660,000              --              --

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              12              --            2,383              --              --
Payable for units withdrawn                             8               1           10,764              --              --
Total liabilities                                      20               1           13,147              --              --

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               158,883           5,585       49,541,941              --              --
Variable annuity contract owners in the
annuitization period                               79,680              --        2,104,912              --              --
Net assets                                       $238,563          $5,585      $51,646,853             $--             $--

Investments in securities at cost                $223,596          $5,799      $42,747,876             $--             $--
Shares outstanding                                 14,151             490        1,313,501              --              --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

  AB Variable Products
Series Fund, Inc. (continued)          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------
                                  Invesco         Invesco                           Invesco         Invesco
     AB             AB             V.I.             V.I.           Invesco           V.I.             V.I.
 Large Cap      Small Cap        American         American           V.I.            Core          Equity and
   Growth         Growth         Franchise       Franchise         Comstock         Equity           Income
Portfolio --   Portfolio --       Fund --         Fund --          Fund --          Fund --         Fund --
  Class B        Class B      Series I shares Series II shares Series II shares Series I shares Series II shares
----------------------------------------------------------------------------------------------------------------

 $22,322,164     $6,564,952       $22,479,960       $5,477,088      $29,347,602     $94,293,944      $21,686,896
          --             --                --               --               --              --               --
          --             --                --               --               --              --               --
  22,322,164      6,564,952        22,479,960        5,477,088       29,347,602      94,293,944       21,686,896

         937            283               937              232            1,263           4,472            1,125
       1,355            500               855              168            5,645          38,611            1,332
       2,292            783             1,792              400            6,908          43,083            2,457

  22,296,027      6,534,615        22,473,252        5,460,807       29,305,563      88,962,342       20,969,473
      23,845         29,554             4,916           15,881           35,131       5,288,519          714,966
 $22,319,872     $6,564,169       $22,478,168       $5,476,688      $29,340,694     $94,250,861      $21,684,439

 $17,503,224     $6,618,411       $20,313,305       $2,994,135      $21,306,964     $90,092,236      $18,661,243
     415,683        410,310           356,995           90,084        1,428,802       2,567,918        1,144,427

  AIM Variable
 Insurance Funds       American
(Invesco Variable       Century                                                     BlackRock
Insurance Funds)       Variable                                                  Variable Series
   (continued)    Portfolios II, Inc. American Century Variable Portfolios, Inc.   Funds, Inc.
-------------------------------------------------------------------------------------------------
     Invesco                                                                        BlackRock
      V.I.                VP             VP                                         Advantage
      Value            Inflation      Income &        VP          VP       VP       U.S. Total
  Opportunities       Protection       Growth    International Ultra(R)   Value       Market
     Fund --            Fund --       Fund --       Fund --    Fund --   Fund --   V.I. Fund --
Series II shares       Class II       Class I       Class I    Class I   Class I Class III Shares
-------------------------------------------------------------------------------------------------

       $5,483,178         $37,624,751 $589,385        $621,344  $44,382  $68,957       $4,576,642
               --                  --       --              --       --       --               --
               --                  --       --              --       --       --               --
        5,483,178          37,624,751  589,385         621,344   44,382   68,957        4,576,642

              238               1,790       31              30       (7)       2              197
              654               7,464       28              22       --       --            7,705
              892               9,254       59              52       (7)       2            7,902

        5,467,896          35,360,072  392,920         463,927   44,389   68,955        4,563,027
           14,390           2,255,425  196,406         157,365       --       --            5,713
       $5,482,286         $37,615,497 $589,326        $621,292  $44,389  $68,955       $4,568,740

       $5,320,163         $38,638,363 $481,404        $475,599  $27,662  $42,559       $4,447,442
          725,288           3,685,088   55,031          51,013    2,295    6,151          244,218

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


                                                                                              Columbia Funds Variable
                                         BlackRock Variable Series Funds, Inc. (continued)        Series Trust II
                                         -------------------------------------------------- ----------------------------
                                                                              BlackRock        Columbia
                                            BlackRock        BlackRock        Large Cap        Variable      Variable
                                              Basic            Global           Focus        Portfolio --  Portfolio --
                                              Value          Allocation         Growth          Select     Loomis Sayles
                                               V.I.             V.I.             V.I.       International     Growth
                                             Fund --          Fund --          Fund --      Equity Fund --    Fund --
                                         Class III Shares Class III Shares Class III Shares    Class 2        Class 1
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $35,757,403     $274,548,196       $4,129,825    $16,659,259   $63,503,818
Dividend receivable                                    --               --               --             --            --
Receivable for units sold                              --               --               --             --            --
Total assets                                   35,757,403      274,548,196        4,129,825     16,659,259    63,503,818

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           1,672           13,840              189            703         2,939
Payable for units withdrawn                        11,507           28,656               --          1,267         2,271
Total liabilities                                  13,179           42,496              189          1,970         5,210

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            34,174,331      253,642,105        4,129,636     16,605,814    60,887,036
Variable annuity contract owners in the
annuitization period                            1,569,893       20,863,595               --         51,475     2,611,572
Net assets                                    $35,744,224     $274,505,700       $4,129,636    $16,657,289   $63,498,608

Investments in securities at cost             $32,869,520     $255,741,226       $3,937,711    $13,915,152   $50,292,142
Shares outstanding                              2,309,910       18,500,552          287,592      1,066,534     2,174,788

                                                               Federated Insurance Series
                                         ----------------------------------------------------------------------
                                           Federated      Federated
                                              High           High                       Federated
                                             Income         Income       Federated       Managed     Federated
                                              Bond           Bond         Kaufmann      Tail Risk     Managed
                                           Fund II --     Fund II --     Fund II --     Fund II --   Volatility
                                         Primary Shares Service Shares Service Shares Primary Shares  Fund II
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $11,432,831    $13,105,841    $18,983,377     $5,072,360 $5,725,545
Dividend receivable                                  --             --             --             --         --
Receivable for units sold                           649             17             --             --         --
Total assets                                 11,433,480     13,105,858     18,983,377      5,072,360  5,725,545

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           457            554            812            203        227
Payable for units withdrawn                          --             --         10,601         14,612      8,351
Total liabilities                                   457            554         11,413         14,815      8,578

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          11,403,418     13,080,401     18,920,744      5,012,820  5,661,296
Variable annuity contract owners in the
annuitization period                             29,605         24,903         51,220         44,725     55,671
Net assets                                  $11,433,023    $13,105,304    $18,971,964     $5,057,545 $5,716,967

Investments in securities at cost           $11,235,179    $12,783,111    $15,293,976     $5,585,682 $5,049,134
Shares outstanding                            1,676,368      1,933,015      1,039,615        966,164    530,143

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

   Deutsche
   Variable                                                                              Eaton Vance
   Series I     Deutsche Variable Series II                   Dreyfus                   Variable Trust
------------------------------------------------------------------------------------------------------
                                                Dreyfus       Dreyfus     The Dreyfus
                                 Deutsche      Investment     Variable    Sustainable
   Deutsche                       Small        Portfolios    Investment       U.S.
   Capital        Deutsche       Mid Cap         MidCap       Fund --        Equity           VT
    Growth        CROCI(R)        Value          Stock       Government    Portfolio,   Floating-Rate
    VIP --      U.S. VIP --       VIP --      Portfolio --  Money Market    Inc. --         Income
Class B Shares Class B Shares Class B Shares Initial Shares  Portfolio   Initial Shares      Fund
------------------------------------------------------------------------------------------------------

       $10,068        $49,933        $11,998       $111,996   $1,045,147     $6,375,646    $46,898,717
            --             --             --             --          422             --        135,408
            --             --             --             --           --             --             --
        10,068         49,933         11,998        111,996    1,045,569      6,375,646     47,034,125

            --              3              1              4           48            269          2,073
             1             --              1             --       58,874             --          3,590
             1              3              2              4       58,922            269          5,663

        10,067         49,930         11,996        111,992      986,647      6,375,377     45,800,500
            --             --             --             --           --             --      1,227,962
       $10,067        $49,930        $11,996       $111,992     $986,647     $6,375,377    $47,028,462

        $7,425        $39,626         $9,222        $82,043   $1,045,147     $5,117,485    $46,608,389
           327          2,995            672          4,964    1,045,147        158,322      5,059,193

                              Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------
                                                                                  VIP
     VIP            VIP                                                         Dynamic
    Asset          Asset            VIP            VIP            VIP           Capital          VIP
 Manager/SM/    Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation   Equity-Income
Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --   Portfolio --
Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2 Initial Class
---------------------------------------------------------------------------------------------------------

  $44,420,632      $6,060,899     $68,646,893  $106,252,503    $149,153,206      $2,466,152   $83,709,059
           --              --              --            --              --              --            --
           --              --              --            --           3,413              --            --
   44,420,632       6,060,899      68,646,893   106,252,503     149,156,619       2,466,152    83,709,059

        1,494             309           3,510         4,193           6,575             104         3,172
       99,866             501           1,842       102,361              --             170       119,930
      101,360             810           5,352       106,554           6,575             274       123,102

   43,798,077       5,993,888      64,957,925   105,967,990     146,134,791       2,461,241    83,144,105
      521,195          66,201       3,683,616       177,959       3,015,253           4,637       441,852
  $44,319,272      $6,060,089     $68,641,541  $106,145,949    $149,150,044      $2,465,878   $83,585,957

  $43,293,782      $5,865,080     $58,701,959   $76,186,248    $116,574,323      $1,898,324   $74,590,448
    2,916,653         407,867       3,745,057     2,800,540       4,025,728         175,527     3,503,937

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                  Fidelity(R) Variable Insurance Products Fund (continued)
                                         ---------------------------------------------------------------------------
                                                              VIP            VIP            VIP            VIP
                                               VIP         Growth &       Growth &        Growth         Growth
                                          Equity-Income     Income         Income      Opportunities  Opportunities
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
--------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $77,539,402   $21,217,061     $18,987,640   $10,238,108      $3,877,782
Dividend receivable                                   --            --              --            --              --
Receivable for units sold                             --            --              --            --              --
Total assets                                  77,539,402    21,217,061      18,987,640    10,238,108       3,877,782

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          3,474           834             823           408             108
Payable for units withdrawn                       17,709            62           1,282           421           1,100
Total liabilities                                 21,183           896           2,105           829           1,208

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           75,920,728    21,176,167      18,974,359    10,228,225       3,876,574
Variable annuity contract owners in the
annuitization period                           1,597,491        39,998          11,176         9,054              --
Net assets                                   $77,518,219   $21,216,165     $18,985,535   $10,237,279      $3,876,574

Investments in securities at cost            $69,541,730   $14,252,880     $14,326,887    $6,765,980      $3,249,728
Shares outstanding                             3,325,017       934,261         854,529       283,761         108,957

                                                    Franklin Templeton Variable Insurance Products Trust
                                         --------------------------------------------------------------------------
                                            Franklin
                                            Founding                      Franklin       Franklin
                                             Funds         Franklin      Large Cap        Mutual       Templeton
                                           Allocation       Income         Growth         Shares        Foreign
                                          VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $70,045,106   $298,944,303       $176,099    $15,620,276     $7,395,739
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --             --             --             --             --
Total assets                                 70,045,106    298,944,303        176,099     15,620,276      7,395,739

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         3,644         16,216              7            661            297
Payable for units withdrawn                      20,278         32,413             --          1,430         42,847
Total liabilities                                23,922         48,629              7          2,091         43,144

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          60,336,246    274,761,221        176,092     15,549,832      7,352,595
Variable annuity contract owners in the
annuitization period                          9,684,938     24,134,453             --         68,353             --
Net assets                                  $70,021,184   $298,895,674       $176,092    $15,618,185     $7,352,595

Investments in securities at cost           $69,299,315   $279,246,723       $145,660    $13,160,699     $6,845,527
Shares outstanding                            9,478,363     18,487,588          8,599        767,204        468,085

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                        Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                    VIP                                                         VIP
     VIP            VIP         Investment         VIP            VIP            VIP           Value
   Growth         Growth        Grade Bond       Mid Cap        Mid Cap       Overseas      Strategies
Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
---------------------------------------------------------------------------------------------------------

  $62,576,773     $21,411,567    $121,547,186       $13,290    $129,583,258   $17,839,932      $2,609,239
           --              --              --            --              --            --              --
           --              --           3,915            --              --            --              --
   62,576,773      21,411,567     121,551,101        13,290     129,583,258    17,839,932       2,609,239

        2,326             912           5,790            --           5,735           662             109
       78,744           1,214              --             1           9,146       224,776               1
       81,070           2,126           5,790             1          14,881       225,438             110

   62,150,166      21,365,326     114,253,092        13,289     126,729,793    17,529,555       2,589,831
      345,537          44,115       7,292,219            --       2,838,584        84,939          19,298
  $62,495,703     $21,409,441    $121,545,311       $13,289    $129,568,377   $17,614,494      $2,609,129

  $35,458,749     $14,914,551    $123,381,414       $10,586    $106,671,036   $13,745,160      $2,329,623
      845,061         293,873       9,731,560           341       3,429,036       780,058         181,449

Franklin Templeton Variable Insurance Products Trust                                               JPMorgan
                (continued)                            Goldman Sachs Variable Insurance Trust   Insurance Trust
---------------------------------------------------------------------------------------------------------------
                                                        Goldman        Goldman       Goldman       JPMorgan
                    Templeton         Templeton          Sachs          Sachs       Sachs Mid      Insurance
  Templeton           Global            Growth         Government     Large Cap     Cap Value        Trust
   Foreign           Bond VIP            VIP          Money Market  Value Fund --    Fund --       Core Bond
 VIP Fund --         Fund --           Fund --          Fund --     Institutional Institutional  Portfolio --
Class 2 Shares    Class 1 Shares    Class 2 Shares   Service Shares    Shares        Shares         Class 1
---------------------------------------------------------------------------------------------------------------

      $681,879        $5,797,359       $11,559,640     $125,433,284    $7,079,952   $39,939,598      $3,406,371
            --                --                --           89,256            --            --              --
            --                --                --               --            31            --             173
       681,879         5,797,359        11,559,640      125,522,540     7,079,983    39,939,598       3,406,544

            33               213               495            5,401           283         1,631             171
            52                54             1,603          568,529            --         3,705              --
            85               267             2,098          573,930           283         5,336             171

       521,811         5,729,513        11,461,953      124,496,809     7,042,278    39,791,829       2,339,321
       159,983            67,579            95,589          451,801        37,422       142,433       1,067,052
      $681,794        $5,797,092       $11,557,542     $124,948,610    $7,079,700   $39,934,262      $3,406,373

      $626,527        $6,046,762        $9,474,653     $125,433,284    $8,169,654   $35,706,134      $3,459,735
        44,077           337,841           723,835      125,433,284       781,452     2,360,496         311,369

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                                                                   Janus Aspen
                                                   JPMorgan Insurance Trust (continued)              Series
                                         -------------------------------------------------------- -------------
                                            JPMorgan       JPMorgan       JPMorgan     JPMorgan       Janus
                                           Insurance    Insurance Trust  Insurance    Insurance     Henderson
                                         Trust Intrepid     Mid Cap     Trust Small     Trust       Balanced
                                            Mid Cap          Value        Cap Core   U.S. Equity  Portfolio --
                                          Portfolio --   Portfolio --   Portfolio -- Portfolio -- Institutional
                                            Class 1         Class 1       Class 1      Class 1       Shares
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $--        $294,985     $208,080   $1,128,747   $72,905,662
Dividend receivable                                  --              --           --           --            --
Receivable for units sold                            --               2           12           --            --
Total assets                                         --         294,987      208,092    1,128,747    72,905,662

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                            --              15           11           58         2,856
Payable for units withdrawn                          --              --           --           71        64,083
Total liabilities                                    --              15           11          129        66,939

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                                  --         216,290      129,837      735,002    72,518,331
Variable annuity contract owners in the
annuitization period                                 --          78,682       78,244      393,616       320,392
Net assets                                          $--        $294,972     $208,081   $1,128,618   $72,838,723

Investments in securities at cost                   $--        $253,543     $158,345     $755,511   $55,430,869
Shares outstanding                                   --          24,935        8,115       34,806     2,067,073

                                                              Janus Aspen Series (continued)
                                         ------------------------------------------------------------------------
                                             Janus          Janus          Janus                        Janus
                                           Henderson      Henderson      Henderson       Janus        Henderson
                                             Global         Global       Overseas      Henderson      Research
                                            Research      Technology   Portfolio --     Overseas    Portfolio --
                                          Portfolio --   Portfolio --  Institutional  Portfolio --  Institutional
                                         Service Shares Service Shares    Shares     Service Shares    Shares
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $3,698,464     $8,400,758   $23,694,682     $2,611,318   $43,887,513
Dividend receivable                                  --             --            --             --            --
Receivable for units sold                            --             --            --             --            --
Total assets                                  3,698,464      8,400,758    23,694,682      2,611,318    43,887,513

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           158            341           944            110         1,709
Payable for units withdrawn                          15          1,828        41,793             24        22,601
Total liabilities                                   173          2,169        42,737            134        24,310

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           3,684,924      8,337,357    23,556,624      2,611,184    43,688,988
Variable annuity contract owners in the
annuitization period                             13,367         61,232        95,321             --       174,215
Net assets                                   $3,698,291     $8,398,589   $23,651,945     $2,611,184   $43,863,203

Investments in securities at cost            $2,215,947     $5,285,610   $27,780,629     $2,566,871   $30,189,437
Shares outstanding                               73,719        726,709       740,922         84,949     1,202,068

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                        Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------
                   Janus                        Janus                                                Janus
    Janus        Henderson       Janus        Henderson         Janus              Janus           Henderson
  Henderson     Enterprise     Henderson    Flexible Bond     Henderson          Henderson      Global Research
   Balanced    Portfolio --    Enterprise   Portfolio --  Forty Portfolio -- Forty Portfolio --  Portfolio --
 Portfolio --  Institutional  Portfolio --  Institutional   Institutional         Service        Institutional
Service Shares    Shares     Service Shares    Shares           Shares             Shares           Shares
---------------------------------------------------------------------------------------------------------------

  $107,703,044   $48,718,041     $5,538,498   $11,661,742        $35,599,845        $12,868,655     $44,035,800
            --            --             --            --                 --                 --              --
            --            --             --            --                 --                 38              --
   107,703,044    48,718,041      5,538,498    11,661,742         35,599,845         12,868,693      44,035,800

         5,281         1,916            234           461              1,443                546           1,685
        25,743       165,975             73         8,152             16,376                 --          47,503
        31,024       167,891            307         8,613             17,819                546          49,188

   102,609,035    48,305,587      5,538,191    11,599,214         35,309,829         12,801,887      43,762,358
     5,062,985       244,563             --        53,915            272,197             66,260         224,254
  $107,672,020   $48,550,150     $5,538,191   $11,653,129        $35,582,026        $12,868,147     $43,986,612

   $84,653,101   $28,890,701     $3,508,635   $12,118,244        $29,703,669        $11,607,268     $26,557,645
     2,903,830       689,569         83,073       997,583            895,368            340,081         860,074

 Janus Aspen
    Series
 (continued)        Legg Mason Partners Variable Equity Trust      MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------
               ClearBridge  ClearBridge  ClearBridge  ClearBridge
    Janus        Variable     Variable     Variable     Variable       MFS(R)         MFS(R) New
  Henderson     Aggressive    Dividend     Dividend    Large Cap      Investors       Discovery
   Research       Growth      Strategy     Strategy      Value     Trust Series --    Series --
 Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --     Service         Service
Service Shares   Class II     Class I      Class II     Class I     Class Shares     Class Shares
--------------------------------------------------------------------------------------------------

    $3,614,059   $6,235,961   $4,990,949   $9,961,561  $17,020,270      $5,957,014    $14,589,312
            --           --           --           --           --              --             --
            --           --           --           --           --              --             --
     3,614,059    6,235,961    4,990,949    9,961,561   17,020,270       5,957,014     14,589,312

           155          270          200          489          722             254            623
            21          156           --           --       29,432              21          3,230
           176          426          200          489       30,154             275          3,853

     3,611,671    6,235,535    4,986,161    9,679,948   16,983,383       5,947,315     14,577,124
         2,212           --        4,588      281,124        6,733           9,424          8,335
    $3,613,883   $6,235,535   $4,990,749   $9,961,072  $16,990,116      $5,956,739    $14,585,459

    $2,461,437   $5,869,779   $3,405,399   $7,413,896  $14,371,589      $4,246,034    $12,238,668
       101,291      232,859      250,048      497,580      794,226         200,640        785,639

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                                                                     Oppenheimer
                                         MFS(R) Variable Insurance Trust MFS(R) Variable Insurance    Variable
                                                (continued)                       Trust II          Account Funds
                                         ------------------------------- -------------------------- -------------
                                                                            MFS(R)
                                                                         Massachusetts    MFS(R)     Oppenheimer
                                            MFS(R)          MFS(R)         Investors    Strategic      Capital
                                         Total Return     Utilities      Growth Stock     Income    Appreciation
                                          Series --       Series --      Portfolio --  Portfolio --  Fund/VA --
                                           Service         Service          Service      Service     Non-Service
                                         Class Shares    Class Shares    Class Shares  Class Shares    Shares
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)       $46,835,898     $15,294,208       $8,292,209      $28,761   $28,783,383
Dividend receivable                                --              --               --           --            --
Receivable for units sold                          --              --               --           --            --
Total assets                               46,835,898      15,294,208        8,292,209       28,761    28,783,383

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       2,434             646              360            1         1,110
Payable for units withdrawn                     5,324             414              145           --         2,136
Total liabilities                               7,758           1,060              505            1         3,246

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                        44,664,053      15,273,018        8,074,179       28,760    28,682,417
Variable annuity contract owners in the
annuitization period                        2,164,087          20,130          217,525           --        97,720
Net assets                                $46,828,140     $15,293,148       $8,291,704      $28,760   $28,780,137

Investments in securities at cost         $39,930,272     $13,919,903       $7,735,536      $28,624   $22,442,269
Shares outstanding                          1,928,991         527,750          451,154        2,950       516,757

                                         Oppenheimer Variable Account Funds (continued) PIMCO Variable Insurance Trust
                                         ---------------------------------------------- ------------------------------
                                                                          Oppenheimer                     Foreign
                                                           Oppenheimer    Total Return                 Bond Portfolio
                                          Oppenheimer      Main Street        Bond       All Asset      (U.S. Dollar
                                          Main Street       Small Cap      Fund/VA --   Portfolio --     Hedged) --
                                           Fund/VA --     Fund(R)/VA --   Non-Service     Advisor      Administrative
                                         Service Shares   Service Shares     Shares     Class Shares    Class Shares
----------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $109,419,592      $44,263,417    $9,655,777    $7,232,087       $2,311,539
Dividend receivable                                  --               --            --            --            1,615
Receivable for units sold                         1,154               --         4,819            --              223
Total assets                                109,420,746       44,263,417     9,660,596     7,232,087        2,313,377

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         5,136            2,043           377           310               99
Payable for units withdrawn                          --              366            --           181               --
Total liabilities                                 5,136            2,409           377           491               99

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         103,776,254       42,636,761     9,566,795     7,231,596        2,291,622
Variable annuity contract owners in the
annuitization period                          5,639,356        1,624,247        93,424            --           21,656
Net assets                                 $109,415,610      $44,261,008    $9,660,219    $7,231,596       $2,313,278

Investments in securities at cost           $83,692,436      $35,905,946   $10,380,072    $7,122,079       $2,235,652
Shares outstanding                            3,429,006        1,741,283     1,233,177       659,260          214,230

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                            Oppenheimer Variable Account Funds (continued)
-------------------------------------------------------------------------------------------------------
               Oppenheimer                  Oppenheimer                                  Oppenheimer
 Oppenheimer   Conservative  Oppenheimer   Discovery Mid  Oppenheimer                  Global Strategic
   Capital       Balanced    Conservative   Cap Growth   Discovery Mid   Oppenheimer        Income
 Appreciation   Fund/VA --     Balanced     Fund/VA --     Cap Growth       Global        Fund/VA--
  Fund/VA --   Non-Service    Fund/VA --    Non-Service    Fund/VA --     Fund/VA --     Non-Service
Service Shares    Shares    Service Shares    Shares     Service Shares Service Shares      Shares
-------------------------------------------------------------------------------------------------------

    $4,646,009  $10,842,213    $20,730,270   $24,387,570     $8,383,558    $85,413,000       $3,419,832
            --           --             --            --             --             --               --
            --           --         32,864            --             --             --               --
     4,646,009   10,842,213     20,763,134    24,387,570      8,383,558     85,413,000        3,419,832

           194          406          1,082           909            360          3,826              131
           476       59,070             --           111             40         25,985            9,384
           670       59,476          1,082         1,020            400         29,811            9,515

     4,645,339   10,657,678     19,339,248    24,176,930      8,383,158     83,251,842        3,354,842
            --      125,059      1,422,804       209,620             --      2,131,347           55,475
    $4,645,339  $10,782,737    $20,762,052   $24,386,550     $8,383,158    $85,383,189       $3,410,317

    $3,849,205   $9,716,607    $17,842,378   $16,476,144     $7,319,399    $61,278,363       $3,585,824
        84,642      681,044      1,319,559       289,604        104,965      1,821,950          666,634

                                                            Rydex Variable State Street Variable Insurance Series
        PIMCO Variable Insurance Trust (continued)              Trust               Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
                 Long-Term
                    U.S.           Low           Total
  High Yield     Government      Duration        Return                      Core Value
 Portfolio --   Portfolio --   Portfolio --   Portfolio --                     Equity              Income
Administrative Administrative Administrative Administrative   NASDAQ --    V.I.S. Fund --      V.I.S. Fund --
 Class Shares   Class Shares   Class Shares   Class Shares   100(R) Fund   Class 1 Shares      Class 1 Shares
-----------------------------------------------------------------------------------------------------------------

   $43,687,816    $34,608,846    $43,400,718   $218,730,663     $5,428,342            $--         $18,445,568
       181,058         67,641         42,323        350,399             --             --                  --
            --             --          4,820             --             --             --                  --
    43,868,874     34,676,487     43,447,861    219,081,062      5,428,342             --          18,445,568

         1,972          1,562          2,026          9,919            227             --                 758
        33,789         23,448             --          8,071          1,205             --                  26
        35,761         25,010          2,026         17,990          1,432             --                 784

    42,636,621     33,578,527     42,272,238    211,641,956      5,426,910             --          18,399,104
     1,196,492      1,072,950      1,173,597      7,421,116             --             --              45,680
   $43,833,113    $34,651,477    $43,445,835   $219,063,072     $5,426,910            $--         $18,444,784

   $42,717,599    $35,476,332    $43,930,791   $220,881,802     $4,338,087            $--         $18,615,790
     5,551,184      2,825,212      4,238,351     19,993,662        140,267             --           1,605,358

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


                                               State Street Variable Insurance Series Funds, Inc. (continued)
                                         --------------------------------------------------------------------------
                                            Premier
                                             Growth      Real Estate     S&P 500(R)     Small-Cap        Total
                                             Equity       Securities       Index          Equity         Return
                                             V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.
                                            Fund --        Fund --        Fund --        Fund --        Fund --
                                         Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $30,382,609    $49,372,514   $158,942,041    $34,986,614   $841,621,920
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --         33,514             --             --             --
Total assets                                 30,382,609     49,406,028    158,942,041     34,986,614    841,621,920

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         1,276          2,126          6,520          1,487         37,850
Payable for units withdrawn                       7,365             --         98,990          3,086         73,698
Total liabilities                                 8,641          2,126        105,510          4,573        111,548

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          30,191,087     48,353,709    158,344,115     34,906,292    444,177,496
Variable annuity contract owners in the
annuitization period                            182,881      1,050,193        492,416         75,749    397,332,876
Net assets                                  $30,373,968    $49,403,902   $158,836,531    $34,982,041   $841,510,372

Investments in securities at cost           $25,764,688    $52,726,905   $100,117,742    $32,413,511   $754,518,245
Shares outstanding                              306,184      4,007,509      3,604,945      2,375,194     42,207,719

                                           The Prudential Series Fund     Wells Fargo
                                                   (continued)           Variable Trust
                                         ------------------------------- --------------
                                                          SP Prudential   Wells Fargo
                                               SP             U.S.             VT
                                          International     Emerging         Omega
                                             Growth          Growth          Growth
                                          Portfolio --    Portfolio --      Fund --
                                         Class II Shares Class II Shares    Class 2
---------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $891         $17,576     $8,040,501
Dividend receivable                                   --              --             --
Receivable for units sold                             --              --             --
Total assets                                         891          17,576      8,040,501

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                             --               1            338
Payable for units withdrawn                           --              --          9,908
Total liabilities                                     --               1         10,246

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                                  891          17,575      8,030,255
Variable annuity contract owners in the
annuitization period                                  --              --             --
Net assets                                          $891         $17,575     $8,030,255

Investments in securities at cost                   $803          $8,055     $7,227,708
Shares outstanding                                   114           1,260        288,087

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

State Street Variable Insurance Series
   Funds, Inc. (continued)                   The Alger Portfolios                  The Prudential Series Fund
------------------------------------------------------------------------------------------------------------------------
    Total                U.S.               Alger            Alger          Jennison
    Return              Equity            Large Cap        Small Cap          20/20                          Natural
    V.I.S.              V.I.S.              Growth           Growth           Focus         Jennison        Resources
   Fund --             Fund --           Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --
Class 3 Shares      Class 1 Shares     Class I-2 Shares Class I-2 Shares Class II Shares Class II Shares Class II Shares
------------------------------------------------------------------------------------------------------------------------

  $615,804,544         $23,913,794          $28,031,078      $20,024,933      $6,143,485      $5,576,047     $34,452,187
            --                  --                   --               --              --              --              --
            --                  --                   --               --              --              --              --
   615,804,544          23,913,794           28,031,078       20,024,933       6,143,485       5,576,047      34,452,187

        32,336               1,005                1,127              801             263             237           1,606
       110,365               4,525                   94              551             527              42          53,103
       142,701               5,530                1,221            1,352             790             279          54,709

   546,522,425          23,435,981           27,889,838       19,887,726       6,142,695       5,566,793      32,780,710
    69,139,418             472,283              140,019          135,855              --           8,975       1,616,768
  $615,661,843         $23,908,264          $28,029,857      $20,023,581      $6,142,695      $5,575,768     $34,397,478

  $540,165,118         $20,603,165          $22,043,987      $19,985,153      $3,305,982      $3,843,849     $34,131,293
    30,976,084             541,036              455,050          829,190         205,605          93,904       1,322,033

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                AB Variable Products Series Fund, Inc.
                                                       --------------------------------------------------------
                                                            AB            AB
                                                         Balanced       Global          AB            AB
                                                          Wealth       Thematic     Growth and   International
                                                         Strategy       Growth        Income         Value
                                         Consolidated  Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                            Total        Class B       Class B       Class B        Class B
                                         ------------  ------------  ------------  ------------  -------------
                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         December 31,  December 31,  December 31,  December 31,  December 31,
                                             2017          2017          2017          2017          2017
---------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends              $89,722,522      $276,856       $12,314      $543,319       $703,433
Mortality and expense risk and
administrative charges (note 4a)           93,659,206       277,175        64,010       668,420        828,578
Net investment income (expense)            (3,936,684)         (319)      (51,696)     (125,101)      (125,145)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                  134,856,786       (30,854)      203,077     2,953,505      3,622,193
Change in unrealized appreciation
(depreciation)                            435,023,403     1,876,473       952,642       153,131      7,032,431
Capital gain distributions                147,665,651       126,002            --     3,763,756             --
Net realized and unrealized gain (loss)
on investments                            717,545,840     1,971,621     1,155,719     6,870,392     10,654,624

Increase (decrease) in net assets from
operations                               $713,609,156    $1,971,302    $1,104,023    $6,745,291    $10,529,479





                                             AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------------
                                             Invesco          Invesco          Invesco           Invesco
                                               V.I.            V.I.              V.I.             V.I.           Invesco
                                              Global        Government      International        Managed          V.I.
                                           Real Estate      Securities          Growth         Volatility      Technology
                                             Fund --          Fund --          Fund --           Fund --         Fund --
                                         Series II shares Series I shares  Series II shares  Series I shares Series I shares
                                         ---------------- ---------------  ----------------  --------------- ---------------
                                            Year Ended      Year Ended        Year Ended       Year Ended      Year Ended
                                           December 31,    December 31,      December 31,     December 31,    December 31,
                                               2017            2017              2017             2017            2017
----------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $7,365            $115          $631,687              $--             $--
Mortality and expense risk and
administrative charges (note 4a)                    4,548              40           792,910               --              --
Net investment income (expense)                     2,817              75          (161,223)              --              --

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                            3,766              (1)        1,460,137               --              --
Change in unrealized appreciation
(depreciation)                                     14,822             (13)        7,456,114               --              --
Capital gain distributions                          4,013              --                --               --              --
Net realized and unrealized gain (loss)
on investments                                     22,601             (14)        8,916,251               --              --

Increase (decrease) in net assets from
operations                                        $25,418             $61        $8,755,028              $--             $--

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

AB Variable Products Series
  Fund, Inc. (continued)                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                                Invesco          Invesco                             Invesco          Invesco
     AB            AB            V.I.              V.I.            Invesco            V.I.              V.I.
 Large Cap     Small Cap       American          American            V.I.             Core           Equity and
   Growth        Growth        Franchise        Franchise          Comstock          Equity            Income
Portfolio --  Portfolio --      Fund --          Fund --           Fund --           Fund --          Fund --
  Class B       Class B     Series I shares  Series II shares  Series II shares  Series I shares  Series II shares
-------------------------------------------------------------------------------------------------------------------
 Year Ended    Year Ended     Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
December 31,  December 31,   December 31,      December 31,      December 31,     December 31,      December 31,
    2017          2017           2017              2017              2017             2017              2017
-------------------------------------------------------------------------------------------------------------------

         $--           $--          $15,654               $--          $553,441         $979,265          $314,022

     315,695        92,323          188,065            79,258           746,421        1,617,269           402,123
    (315,695)      (92,323)        (172,411)          (79,258)         (192,980)        (638,004)          (88,101)

     789,156      (305,147)         443,287           279,258         6,555,646          731,816           415,575
   3,682,992     2,036,054          418,223           511,408        (3,671,387)       5,144,656         1,077,645
   1,192,055            --        1,526,786           413,919         1,212,461        4,905,132           392,210
   5,664,203     1,730,907        2,388,296         1,204,585         4,096,720       10,781,604         1,885,430

  $5,348,508    $1,638,584       $2,215,885        $1,125,327        $3,903,740      $10,143,600        $1,797,329

  AIM Variable
 Insurance Funds        American
(Invesco Variable        Century                                                                  BlackRock
Insurance Funds)        Variable                                                               Variable Series
   (continued)     Portfolios II, Inc.        American Century Variable Portfolios, Inc.         Funds, Inc.
----------------------------------------------------------------------------------------------------------------
     Invesco                                                                                      BlackRock
      V.I.                 VP                VP                                                   Advantage
      Value             Inflation         Income &        VP             VP            VP         U.S. Total
  Opportunities        Protection          Growth    International    Ultra(R)       Value          Market
     Fund --             Fund --          Fund --       Fund --       Fund --       Fund --      V.I. Fund --
Series II shares        Class II          Class I       Class I       Class I       Class I    Class III Shares
----------------------------------------------------------------------------------------------------------------
   Year Ended          Year Ended        Year Ended   Year Ended     Year Ended    Year Ended     Year Ended
  December 31,        December 31,      December 31, December 31,   December 31,  December 31,   December 31,
      2017                2017              2017         2017           2017          2017           2017
----------------------------------------------------------------------------------------------------------------

             $827             $999,952       $14,952        $4,877          $182        $1,110          $41,925

           86,381              675,321        12,110        10,596           876           978           76,315
          (85,554)             324,631         2,842        (5,719)         (694)          132          (34,390)

          (92,883)            (316,675)       35,220        30,842         4,421         1,447          384,333
          969,564              726,409        53,781       127,547         6,149         3,072         (960,764)
               --                   --        17,429            --         2,308            --        1,139,347
          876,681              409,734       106,430       158,389        12,878         4,519          562,916

         $791,127             $734,365      $109,272      $152,670       $12,184        $4,651         $528,526

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                        BlackRock Variable Series Funds, Inc. (continued)
                                                      -----------------------------------------------------
                                                                                             BlackRock
                                                         BlackRock         BlackRock         Large Cap
                                                           Basic             Global            Focus
                                                           Value           Allocation          Growth
                                                            V.I.              V.I.              V.I.
                                                          Fund --           Fund --           Fund --
                                                      Class III Shares  Class III Shares  Class III Shares
                                                      ----------------  ----------------  ----------------
                                                         Year Ended        Year Ended        Year Ended
                                                        December 31,      December 31,      December 31,
                                                            2017              2017              2017
------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                  $425,188        $3,461,469              $144

Mortality and expense risk and administrative charges
(note 4a)                                                      719,300         5,167,649            53,082
Net investment income (expense)                               (294,112)       (1,706,180)          (52,938)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     1,508,241         2,108,688           117,033
Change in unrealized appreciation
(depreciation)                                                (812,724)       27,565,058            74,788
Capital gain distributions                                   1,386,547         3,154,966           661,700
Net realized and unrealized gain (loss)
on investments                                               2,082,064        32,828,712           853,521

Increase (decrease) in net assets from
operations                                                  $1,787,952       $31,122,532          $800,583

                                                      Columbia Funds Variable Series
                                                                Trust II
                                                      -----------------------------
                                                         Columbia
                                                         Variable       Variable
                                                       Portfolio --   Portfolio --
                                                          Select      Loomis Sayles
                                                      International      Growth
                                                      Equity Fund --     Fund --
                                                         Class 2         Class 1
                                                      --------------  -------------
                                                        Year Ended     Year Ended
                                                       December 31,   December 31,
                                                           2017           2017
------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                $294,358            $--

Mortality and expense risk and administrative charges
(note 4a)                                                    250,216        840,057
Net investment income (expense)                               44,142       (840,057)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     294,450      2,354,943
Change in unrealized appreciation
(depreciation)                                             3,185,521     12,269,071
Capital gain distributions                                        --             --
Net realized and unrealized gain (loss)
on investments                                             3,479,971     14,624,014

Increase (decrease) in net assets from
operations                                                $3,524,113    $13,783,957

                                                                               Federated Insurance Series
                                                      ---------------------------------------------------------------
                                                        Federated       Federated
                                                           High            High                         Federated
                                                          Income          Income        Federated        Managed
                                                           Bond            Bond          Kaufmann       Tail Risk
                                                        Fund II --      Fund II --      Fund II --      Fund II --
                                                      Primary Shares  Service Shares  Service Shares  Primary Shares
                                                      --------------  --------------  --------------  --------------
                                                        Year Ended      Year Ended      Year Ended      Year Ended
                                                       December 31,    December 31,    December 31,    December 31,
                                                           2017            2017            2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                $802,158        $954,917             $--         $85,701

Mortality and expense risk and administrative charges
(note 4a)                                                    172,915         216,710         287,010          75,828
Net investment income (expense)                              629,243         738,207        (287,010)          9,873

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                      31,945          54,399         452,975        (144,286)
Change in unrealized appreciation
(depreciation)                                               (24,919)        (90,227)      2,058,351         598,990
Capital gain distributions                                        --              --       2,087,781              --
Net realized and unrealized gain (loss)
on investments                                                 7,026         (35,828)      4,599,107         454,704

Increase (decrease) in net assets from
operations                                                  $636,269        $702,379      $4,312,097        $464,577

                                                      -------------


                                                       Federated
                                                        Managed
                                                       Volatility
                                                        Fund II
                                                      ------------
                                                       Year Ended
                                                      December 31,
                                                          2017
------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $228,469

Mortality and expense risk and administrative charges
(note 4a)                                                   82,316
Net investment income (expense)                            146,153

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                    54,941
Change in unrealized appreciation
(depreciation)                                             665,679
Capital gain distributions                                      --
Net realized and unrealized gain (loss)
on investments                                             720,620

Increase (decrease) in net assets from
operations                                                $866,773

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Deutsche Variable                                                                                     Eaton Vance
    Series I         Deutsche Variable Series II                        Dreyfus                      Variable Trust
--------------------------------------------------------------------------------------------------------------------
                                                      Dreyfus        Dreyfus
                                      Deutsche       Investment      Variable       The Dreyfus
    Deutsche          Deutsche         Small         Portfolios     Investment      Sustainable
     Capital          CROCI(R)        Mid Cap          MidCap        Fund --            U.S.               VT
     Growth             U.S.           Value           Stock        Government         Equity        Floating-Rate
     VIP --            VIP --          VIP --       Portfolio --   Money Market  Portfolio, Inc. --      Income
 Class B Shares    Class B Shares  Class B Shares  Initial Shares   Portfolio      Initial Shares         Fund
--------------------------------------------------------------------------------------------------------------------
   Year Ended        Year Ended      Year Ended      Year Ended     Year Ended       Year Ended        Year Ended
  December 31,      December 31,    December 31,    December 31,   December 31,     December 31,      December 31,
      2017              2017            2017            2017           2017             2017              2017
--------------------------------------------------------------------------------------------------------------------

              $42            $593             $47          $1,120        $2,691             $68,651      $1,527,903

              135             912             215           1,537        12,760              92,324         752,570
              (93)           (319)           (168)           (417)      (10,069)            (23,673)        775,333

               42           1,486           1,955           1,505            --              28,177          83,330
            1,318           7,946          (1,055)         11,000            --             368,997         (41,051)
              694              --             284           1,655            --             394,652              --
            2,054           9,432           1,184          14,160            --             791,826          42,279

           $1,961          $9,113          $1,016         $13,743      $(10,069)           $768,153        $817,612

                                 Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------
                                                                                       VIP
     VIP             VIP                                                             Dynamic
    Asset           Asset             VIP             VIP             VIP            Capital           VIP
 Manager/SM/     Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation    Equity-Income
Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --    Portfolio --
Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2  Initial Class
---------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended      Year Ended       Year Ended      Year Ended
December 31,    December 31,     December 31,    December 31,    December 31,     December 31,    December 31,
    2017            2017             2017            2017            2017             2017            2017
---------------------------------------------------------------------------------------------------------------

     $817,875         $101,620         $866,425     $1,034,203       $1,087,883          $14,975     $1,395,182

      546,513          123,144        1,284,741      1,514,887        2,263,274           36,801      1,150,034
      271,362          (21,524)        (418,316)      (480,684)      (1,175,391)         (21,826)       245,148

       98,303          (14,473)       1,656,279      5,271,110        5,532,883           86,529      1,059,403
      (32,575)         (57,852)       6,000,747      9,014,818       13,474,659          249,855      5,943,354
    5,017,973          836,573        1,786,068      5,653,190        7,290,931          159,055      1,748,239
    5,083,701          764,248        9,443,094     19,939,118       26,298,473          495,439      8,750,996

   $5,355,063         $742,724       $9,024,778    $19,458,434      $25,123,082         $473,613     $8,996,144

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Fidelity(R) Variable Insurance Products Fund (continued)
                                         --------------------------------------------------------------------------------
                                                               VIP             VIP             VIP             VIP
                                               VIP          Growth &        Growth &         Growth          Growth
                                          Equity-Income      Income          Income       Opportunities   Opportunities
                                          Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Service Class 2  Initial Class  Service Class 2  Initial Class  Service Class 2
                                         ---------------  -------------  ---------------  -------------  ---------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,    December 31,    December 31,    December 31,
                                              2017            2017            2017            2017            2017
-------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $1,114,279       $255,904         $196,684        $29,196           $4,242
Mortality and expense risk and
administrative charges (note 4a)               1,126,329        295,224          288,721        140,779           61,733
Net investment income (expense)                  (12,050)       (39,320)         (92,037)      (111,583)         (57,491)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                         964,680        997,758          873,126        604,602           91,748
Change in unrealized appreciation
(depreciation)                                 5,448,613      1,477,534        1,336,341        946,810          514,295
Capital gain distributions                     1,275,369        502,950          448,819      1,256,491          572,056
Net realized and unrealized gain (loss)
on investments                                 7,688,662      2,978,242        2,658,286      2,807,903        1,178,099

Increase (decrease) in net assets from
operations                                    $7,676,612     $2,938,922       $2,566,249     $2,696,320       $1,120,608


                                                     Franklin Templeton Variable Insurance Products Trust
                                         -----------------------------------------------------------------------------
                                            Franklin
                                            Founding                       Franklin        Franklin
                                             Funds          Franklin      Large Cap         Mutual        Templeton
                                           Allocation        Income         Growth          Shares         Foreign
                                          VIP Fund --     VIP Fund --    VIP Fund --     VIP Fund --     VIP Fund --
                                         Class 2 Shares  Class 2 Shares Class 2 Shares  Class 2 Shares  Class 1 Shares
                                         --------------  -------------- --------------  --------------  --------------
                                           Year Ended      Year Ended     Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,   December 31,    December 31,    December 31,
                                              2017            2017           2017            2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                 $1,907,139     $12,904,418         $1,083        $357,408        $197,705
Mortality and expense risk and
administrative charges (note 4a)              1,356,131       6,134,236          2,650         248,046         105,111
Net investment income (expense)                 551,008       6,770,182         (1,567)        109,362          92,594

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       (183,017)      2,693,829          4,445         462,665          27,490
Change in unrealized appreciation
(depreciation)                                3,495,190      13,213,794         23,700        (169,534)        911,438
Capital gain distributions                    2,939,896              --         13,843         648,153              --
Net realized and unrealized gain (loss)
on investments                                6,252,069      15,907,623         41,988         941,284         938,928

Increase (decrease) in net assets from
operations                                   $6,803,077     $22,677,805        $40,421      $1,050,646      $1,031,522

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------------
                                      VIP                                                            VIP
     VIP             VIP          Investment          VIP             VIP             VIP           Value
   Growth          Growth         Grade Bond        Mid Cap         Mid Cap        Overseas      Strategies
Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --   Portfolio --
Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2  Initial Class Service Class 2
---------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended
December 31,    December 31,     December 31,    December 31,    December 31,    December 31,   December 31,
    2017            2017             2017            2017            2017            2017           2017
---------------------------------------------------------------------------------------------------------------

     $129,415          $14,107       $2,757,529            $85         $623,339       $238,147         $32,806

      806,606          284,097        2,210,200             90        2,115,544        230,771          40,399
     (677,191)        (269,990)         547,329             (5)      (1,492,205)         7,376          (7,593)

    3,967,887        1,211,803         (450,784)            30        3,510,520        521,065          74,076
    9,302,913        2,722,801        2,167,226          1,640       14,009,816      3,667,489        (295,632)
    4,289,384        1,266,200          615,806            527        6,328,394         15,545         655,723
   17,560,184        5,200,804        2,332,248          2,197       23,848,730      4,204,099         434,167

  $16,882,993       $4,930,814       $2,879,577         $2,192      $22,356,525     $4,211,475        $426,574

Franklin Templeton Variable Insurance Products Trust                                                  JPMorgan
                 (continued)                            Goldman Sachs Variable Insurance Trust     Insurance Trust
-------------------------------------------------------------------------------------------------------------------
                                                     Goldman Sachs                                    JPMorgan
                    Templeton                          Government    Goldman Sachs  Goldman Sachs     Insurance
  Templeton           Global          Templeton          Money         Large Cap       Mid Cap          Trust
   Foreign             Bond             Growth           Market      Value Fund --  Value Fund --     Core Bond
 VIP Fund --       VIP Fund --       VIP Fund --        Fund --      Institutional  Institutional   Portfolio --
Class 2 Shares    Class 1 Shares    Class 2 Shares   Service Shares     Shares         Shares          Class 1
-------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended       Year Ended     Year Ended     Year Ended      Year Ended
 December 31,      December 31,      December 31,     December 31,   December 31,   December 31,    December 31,
     2017              2017              2017             2017           2017           2017            2017
-------------------------------------------------------------------------------------------------------------------

       $17,581               $--          $179,555         $669,145       $115,935       $289,132          $91,025

        14,160            85,021           173,665        2,061,646        105,906        700,589           65,776
         3,421           (85,021)            5,890       (1,392,501)        10,029       (411,457)          25,249

        19,505           (45,336)          251,449               --        (30,095)     1,143,437          (14,160)
        88,903           180,925         1,412,343               --       (620,050)     1,052,214           52,481
            --            20,084                --               --      1,214,491      2,171,291               --
       108,408           155,673         1,663,792               --        564,346      4,366,942           38,321

      $111,829           $70,652        $1,669,682      $(1,392,501)      $574,375     $3,955,485          $63,570

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                  Janus Aspen
                                                                 JPMorgan Insurance Trust (continued)               Series
                                                      ---------------------------------------------------------- -------------
                                                         JPMorgan       JPMorgan       JPMorgan      JPMorgan        Janus
                                                        Insurance       Insurance     Insurance     Insurance      Henderson
                                                      Trust Intrepid  Trust Mid Cap  Trust Small    Trust U.S.     Balanced
                                                         Mid Cap          Value        Cap Core       Equity     Portfolio --
                                                       Portfolio --   Portfolio --   Portfolio --  Portfolio --  Institutional
                                                         Class 1         Class 1       Class 1       Class 1        Shares
                                                      --------------  -------------  ------------  ------------  -------------
                                                       Period from     Year Ended     Year Ended    Year Ended    Year Ended
                                                       January 1 to   December 31,   December 31,  December 31,  December 31,
                                                       May 19, 2017       2017           2017          2017          2017
------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                     $--         $2,439          $711       $10,367     $1,150,156

Mortality and expense risk and administrative charges
(note 4a)                                                      1,973          4,306         4,154        21,886      1,032,369
Net investment income (expense)                               (1,973)        (1,867)       (3,443)      (11,519)       117,787

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                      32,261          9,475        16,423       100,473      2,439,512
Change in unrealized appreciation
(depreciation)                                               (17,707)         5,550        13,006       116,687      8,532,626
Capital gain distributions                                        --         13,603         1,562        11,652        146,950
Net realized and unrealized gain (loss)
on investments                                                14,554         28,628        30,991       228,812     11,119,088

Increase (decrease) in net assets from
operations                                                   $12,581        $26,761       $27,548      $217,293    $11,236,875

                                                                             Janus Aspen Series (continued)
                                                      --------------------------------------------------------------
                                                          Janus           Janus           Janus
                                                        Henderson       Henderson       Henderson        Janus
                                                          Global          Global        Overseas       Henderson
                                                         Research       Technology    Portfolio --      Overseas
                                                       Portfolio --    Portfolio --   Institutional   Portfolio --
                                                      Service Shares  Service Shares     Shares      Service Shares
                                                      --------------  --------------  -------------  --------------
                                                        Year Ended      Year Ended     Year Ended      Year Ended
                                                       December 31,    December 31,   December 31,    December 31,
                                                           2017            2017           2017            2017
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                 $24,523         $33,893       $376,651         $39,436

Mortality and expense risk and administrative charges
(note 4a)                                                     55,333         111,667        333,754          39,113
Net investment income (expense)                              (30,810)        (77,774)        42,897             323

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     261,371         708,180     (1,392,153)        (34,706)
Change in unrealized appreciation
(depreciation)                                               558,030       1,547,467      7,169,264         669,836
Capital gain distributions                                        --         433,855             --              --
Net realized and unrealized gain (loss)
on investments                                               819,401       2,689,502      5,777,111         635,130

Increase (decrease) in net assets from
operations                                                  $788,591      $2,611,728     $5,820,008        $635,453

                                                      ---------------
                                                          Janus
                                                        Henderson
                                                        Research
                                                      Portfolio --
                                                      Institutional
                                                         Shares
                                                      -------------
                                                       Year Ended
                                                      December 31,
                                                          2017
--------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                               $166,225

Mortality and expense risk and administrative charges
(note 4a)                                                   604,098
Net investment income (expense)                            (437,873)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                  1,949,963
Change in unrealized appreciation
(depreciation)                                            7,964,108
Capital gain distributions                                  406,828
Net realized and unrealized gain (loss)
on investments                                           10,320,899

Increase (decrease) in net assets from
operations                                               $9,883,026

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Janus Aspen Series (continued)
-------------------------------------------------------------------------------------------------------------
                    Janus                          Janus          Janus                           Janus
    Janus         Henderson        Janus         Henderson      Henderson        Janus          Henderson
  Henderson      Enterprise      Henderson     Flexible Bond      Forty        Henderson     Global Research
   Balanced     Portfolio --     Enterprise    Portfolio --   Portfolio --       Forty        Portfolio --
 Portfolio --   Institutional   Portfolio --   Institutional  Institutional   Portfolio --    Institutional
Service Shares     Shares      Service Shares     Shares         Shares      Service Shares      Shares
-------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended      Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
 December 31,   December 31,    December 31,   December 31,   December 31,    December 31,    December 31,
     2017           2017            2017           2017           2017            2017            2017
-------------------------------------------------------------------------------------------------------------

    $1,444,349       $293,767         $28,182       $352,933            $--             $--         $347,726

     1,877,281        675,539          80,811        183,751        513,090         335,849          596,342
      (432,932)      (381,772)        (52,629)       169,182       (513,090)       (335,849)        (248,616)

     3,184,487      3,463,502         287,130       (150,802)       717,126         191,593        2,415,529
    12,735,340      4,906,631         609,565        265,123      6,556,257       5,144,342        7,424,646
       203,380      2,779,409         327,771             --      1,870,160         726,213               --
    16,123,207     11,149,542       1,224,466        114,321      9,143,543       6,062,148        9,840,175

   $15,690,275    $10,767,770      $1,171,837       $283,503     $8,630,453      $5,726,299       $9,591,559

   Janus Aspen
Series (continued)        Legg Mason Partners Variable Equity Trust        MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------
                    ClearBridge   ClearBridge  ClearBridge   ClearBridge
      Janus           Variable      Variable     Variable      Variable        MFS(R)         MFS(R) New
    Henderson        Aggressive     Dividend     Dividend     Large Cap       Investors       Discovery
     Research          Growth       Strategy     Strategy       Value      Trust Series --    Series --
   Portfolio --     Portfolio --  Portfolio -- Portfolio --  Portfolio --      Service         Service
  Service Shares      Class II      Class I      Class II      Class I      Class Shares     Class Shares
----------------------------------------------------------------------------------------------------------
    Year Ended       Year Ended    Year Ended   Year Ended    Year Ended     Year Ended       Year Ended
   December 31,     December 31,  December 31, December 31,  December 31,   December 31,     December 31,
       2017             2017          2017         2017          2017           2017             2017
----------------------------------------------------------------------------------------------------------

            $8,646       $16,436       $70,611     $126,247      $226,033          $30,636            $--

            56,267       120,010        70,023      163,456       237,100           86,631        214,007
           (47,621)     (103,574)          588      (37,209)      (11,067)         (55,995)      (214,007)

           220,485       184,040       266,685      312,940       452,676          256,182        167,558
           610,285       503,861       510,179    1,160,446     1,030,284          651,866      2,784,673
            35,074       427,531            --           --       484,666          219,532        282,065
           865,844     1,115,432       776,864    1,473,386     1,967,626        1,127,580      3,234,296

          $818,223    $1,011,858      $777,452   $1,436,177    $1,956,559       $1,071,585     $3,020,289

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                   Oppenheimer
                                                      MFS(R) Variable Insurance Trust  MFS(R) Variable Insurance    Variable
                                                             (continued)                       Trust II           Account Funds
                                                      ------------------------------- --------------------------- -------------
                                                                                         MFS(R)
                                                                                      Massachusetts     MFS(R)     Oppenheimer
                                                      MFS(R) Total       MFS(R)         Investors     Strategic      Capital
                                                         Return        Utilities      Growth Stock      Income    Appreciation
                                                       Series --       Series --      Portfolio --   Portfolio --  Fund/VA --
                                                        Service         Service          Service       Service     Non-Service
                                                      Class Shares    Class Shares    Class Shares   Class Shares    Shares
                                                      --------------- --------------- -------------  ------------ -------------
                                                       Year Ended      Year Ended      Year Ended     Year Ended   Year Ended
                                                      December 31,    December 31,    December 31,   December 31, December 31,
                                                          2017            2017            2017           2017         2017
--------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                            $1,018,905        $646,253          $33,409        $1,386       $66,569

Mortality and expense risk and administrative charges
(note 4a)                                                  900,084         256,798          125,728           462       398,851
Net investment income (expense)                            118,821         389,455          (92,319)          924      (332,282)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                 1,170,514         418,144            1,211            95     1,188,652
Change in unrealized appreciation
(depreciation)                                           1,909,747       1,243,268        1,512,665           380     3,023,815
Capital gain distributions                               1,307,932              --          417,438            --     2,534,406
Net realized and unrealized gain (loss)
on investments                                           4,388,193       1,661,412        1,931,314           475     6,746,873

Increase (decrease) in net assets from
operations                                              $4,507,014      $2,050,867       $1,838,995        $1,399    $6,414,591


                                                      Oppenheimer Variable Account Funds (continued)
                                                      ---------------------------------------------
                                                                                       Oppenheimer
                                                                        Oppenheimer    Total Return
                                                       Oppenheimer      Main Street        Bond
                                                       Main Street       Small Cap      Fund/VA --
                                                        Fund/VA --     Fund(R)/VA --   Non-Service
                                                      Service Shares   Service Shares     Shares
                                                      --------------   --------------  ------------

                                                        Year Ended       Year Ended     Year Ended
                                                       December 31,     December 31,   December 31,
                                                           2017             2017           2017
-----------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $1,160,544         $310,553      $243,805

Mortality and expense risk and administrative charges
(note 4a)                                                  1,903,831          785,429       142,652
Net investment income (expense)                             (743,287)        (474,876)      101,153

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                   5,512,937        3,014,408      (151,248)
Change in unrealized appreciation
(depreciation)                                             8,775,146          278,650       360,851
Capital gain distributions                                 1,903,483        2,589,921            --
Net realized and unrealized gain (loss)
on investments                                            16,191,566        5,882,979       209,603

Increase (decrease) in net assets from
operations                                               $15,448,279       $5,408,103      $310,756

                                                      PIMCO Variable Insurance Trust
                                                      -----------------------------
                                                                     Foreign Bond
                                                                      Portfolio
                                                       All Asset     (U.S. Dollar
                                                      Portfolio --    Hedged) --
                                                        Advisor     Administrative
                                                      Class Shares   Class Shares
                                                      ------------- ---------------

                                                       Year Ended     Year Ended
                                                      December 31,   December 31,
                                                          2017           2017
------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $347,559        $113,246

Mortality and expense risk and administrative charges
(note 4a)                                                  125,955          44,010
Net investment income (expense)                            221,604          69,236

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                    19,516          58,734
Change in unrealized appreciation
(depreciation)                                             639,404         (96,164)
Capital gain distributions                                      --              --
Net realized and unrealized gain (loss)
on investments                                             658,920         (37,430)

Increase (decrease) in net assets from
operations                                                $880,524         $31,806

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                      Oppenheimer Variable Account Funds (continued)
--------------------------------------------------------------------------------------------------------------------------

 Oppenheimer       Oppenheimer      Oppenheimer       Oppenheimer       Oppenheimer                       Oppenheimer
   Capital         Conservative     Conservative     Discovery Mid     Discovery Mid    Oppenheimer     Global Strategic
 Appreciation        Balanced         Balanced         Cap Growth        Cap Growth        Global            Income
  Fund/VA --        Fund/VA --       Fund/VA --        Fund/VA --        Fund/VA --      Fund/VA --        Fund/VA --
Service Shares  Non-Service Shares Service Shares  Non-Service Shares  Service Shares  Service Shares  Non-Service Shares
--------------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended       Year Ended        Year Ended        Year Ended      Year Ended        Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,    December 31,      December 31,
     2017              2017             2017              2017              2017            2017              2017
--------------------------------------------------------------------------------------------------------------------------

          $430            $215,786       $370,046              $7,376             $--        $587,192             $86,707

        71,621             149,690        407,644             321,707         113,477       1,270,910              52,134
       (71,191)             66,096        (37,598)           (314,331)       (113,477)       (683,718)             34,573

       114,391             157,609        521,323           1,244,852          92,196       4,116,053             (55,124)
       538,823             606,417        946,247           2,326,532         998,578      19,355,389             196,897
       428,079                  --             --           2,422,955         753,459              --                  --
     1,081,293             764,026      1,467,570           5,994,339       1,844,233      23,471,442             141,773

    $1,010,102            $830,122     $1,429,972          $5,680,008      $1,730,756     $22,787,724            $176,346

                                                               Rydex Variable  State Street Variable Insurance Series
          PIMCO Variable Insurance Trust (continued)               Trust                 Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
                                                                                    Core
               Long-Term U.S.                                                      Value
  High Yield     Government     Low Duration    Total Return                       Equity              Income
 Portfolio --   Portfolio --    Portfolio --    Portfolio --                       V.I.S.              V.I.S.
Administrative Administrative  Administrative  Administrative    NASDAQ --        Fund --             Fund --
 Class Shares   Class Shares    Class Shares    Class Shares    100(R) Fund    Class 1 Shares      Class 1 Shares
---------------------------------------------------------------------------------------------------------------------
                                                                                Period from
  Year Ended     Year Ended      Year Ended      Year Ended      Year Ended     January 1 to         Year Ended
 December 31,   December 31,    December 31,    December 31,    December 31,     April 28,          December 31,
     2017           2017            2017            2017            2017            2017                2017
---------------------------------------------------------------------------------------------------------------------

    $2,256,774       $777,943        $589,187      $4,634,271             $--             $--            $390,080

       758,283        588,694         743,652       3,791,167          86,237          58,782             297,130
     1,498,491        189,249        (154,465)        843,104         (86,237)        (58,782)             92,950

       284,987       (639,158)       (125,407)     (1,047,592)        319,429         666,867             (11,711)
       464,066      2,975,978         121,643       7,643,842         841,249        (275,868)            279,925
            --             --              --              --         424,026         128,679                  --
       749,053      2,336,820          (3,764)      6,596,250       1,584,704         519,678             268,214

    $2,247,544     $2,526,069       $(158,229)     $7,439,354      $1,498,467        $460,896            $361,164

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                State Street Variable Insurance Series Funds, Inc. (continued)
                                         -----------------------------------------------------------------------------
                                            Premier           Real            S&P
                                             Growth          Estate          500(R)       Small-Cap         Total
                                             Equity        Securities        Index          Equity          Return
                                             V.I.S.          V.I.S.          V.I.S.         V.I.S.          V.I.S.
                                            Fund --         Fund --         Fund --        Fund --         Fund --
                                         Class 1 Shares  Class 1 Shares  Class 1 Shares Class 1 Shares  Class 1 Shares
                                         --------------  --------------  -------------- --------------  --------------
                                           Year Ended      Year Ended      Year Ended     Year Ended      Year Ended
                                          December 31,    December 31,    December 31,   December 31,    December 31,
                                              2017            2017            2017           2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                    $93,476        $834,127      $2,689,060            $--     $16,433,759
Mortality and expense risk and
administrative charges (note 4a)                454,560         844,730       2,267,005        539,787      13,361,856
Net investment income (expense)                (361,084)        (10,603)        422,055       (539,787)      3,071,903

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        959,616        (840,891)      9,199,814        839,785      13,452,134
Change in unrealized appreciation
(depreciation)                                3,335,297       1,030,534      12,548,912        119,470      66,189,774
Capital gain distributions                    3,010,676       2,060,173       5,367,168      3,254,278      22,006,309
Net realized and unrealized gain (loss)
on investments                                7,305,589       2,249,816      27,115,894      4,213,533     101,648,217

Increase (decrease) in net assets from
operations                                   $6,944,505      $2,239,213     $27,537,949     $3,673,746    $104,720,120

                                            The Prudential Series Fund      Wells Fargo
                                                    (continued)            Variable Trust
                                         --------------------------------- --------------
                                               SP          SP Prudential    Wells Fargo
                                          International    U.S. Emerging      VT Omega
                                             Growth           Growth           Growth
                                          Portfolio --     Portfolio --       Fund --
                                         Class II Shares  Class II Shares     Class 2
                                         ---------------  ---------------  --------------
                                           Year Ended       Year Ended       Year Ended
                                          December 31,     December 31,     December 31,
                                              2017             2017             2017
------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                         $--              $--            $297
Mortality and expense risk and
administrative charges (note 4a)                      17              257          71,028
Net investment income (expense)                      (17)            (257)        (70,731)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              (9)             337          (2,811)
Change in unrealized appreciation
(depreciation)                                       356            2,915       1,203,777
Capital gain distributions                            --               --          75,637
Net realized and unrealized gain (loss)
on investments                                       347            3,252       1,276,603

Increase (decrease) in net assets from
operations                                          $330           $2,995      $1,205,872

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

State Street Variable Insurance Series
    Funds, Inc. (continued)                   The Alger Portfolios                     The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------

    Total                U.S.               Alger             Alger           Jennison
    Return              Equity            Large Cap         Small Cap           20/20                            Natural
    V.I.S.              V.I.S.              Growth            Growth            Focus          Jennison         Resources
   Fund --             Fund --           Portfolio --      Portfolio --     Portfolio --     Portfolio --     Portfolio --
Class 3 Shares      Class 1 Shares     Class I-2 Shares  Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares
-----------------------------------------------------------------------------------------------------------------------------
  Year Ended          Year Ended          Year Ended        Year Ended       Year Ended       Year Ended       Year Ended
 December 31,        December 31,        December 31,      December 31,     December 31,     December 31,     December 31,
     2017                2017                2017              2017             2017             2017             2017
-----------------------------------------------------------------------------------------------------------------------------

   $10,485,233            $179,813                  $--               $--              $--              $--              $--

    12,329,160             365,339              399,412           280,757           90,934           75,691          527,163
    (1,843,927)           (185,526)            (399,412)         (280,757)         (90,934)         (75,691)        (527,163)

    22,170,390             829,053            1,196,748          (536,291)         642,170          293,457         (783,024)
    42,836,420             548,539            3,052,834         5,422,799          884,555        1,199,674        1,545,754
    16,199,540           2,763,690            2,536,803                --               --               --               --
    81,206,350           4,141,282            6,786,385         4,886,508        1,526,725        1,493,131          762,730

   $79,362,423          $3,955,756           $6,386,973        $4,605,751       $1,435,791       $1,417,440         $235,567

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                               AB Variable Products Series Fund, Inc.
                                                                         ---------------------------------------------------
                                                                                    AB                        AB
                                                                              Balanced Wealth           Global Thematic
                                                  Consolidated             Strategy Portfolio --      Growth Portfolio --
                                                      Total                       Class B                   Class B
                                         ------------------------------- ------------------------- -------------------------
                                           Year ended      Year ended     Year ended   Year ended   Year ended   Year ended
                                          December 31,    December 31,   December 31, December 31, December 31, December 31,
                                              2017            2016           2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(3,936,684)     $1,234,566        $(319)    $(23,983)    $(51,696)    $(34,789)
Net realized gain (loss) on investments     134,856,786      59,788,061      (30,854)    (395,833)     203,077       89,866
Change in unrealized appreciation
(depreciation) on investments               435,023,403      24,449,029    1,876,473     (371,062)     952,642     (129,442)
Capital gain distribution                   147,665,651     192,886,914      126,002    1,046,543           --           --
Increase (decrease) in net assets from
operations                                  713,609,156     278,358,570    1,971,302      255,665    1,104,023      (74,365)

From capital transactions (note 4):
Net premiums                                 17,507,885      22,598,343       19,874       95,581          120        1,699
Death benefits                             (120,399,647)    (94,392,812)     (73,278)        (592)       4,461           --
Surrenders                                 (625,505,833)   (626,826,621)  (1,578,637)  (1,862,779)    (406,570)    (175,612)
Administrative expenses                     (22,702,881)    (23,591,769)    (106,744)    (115,170)     (16,846)     (10,634)
Transfers between subaccounts
(including fixed account), net               (3,382,923)     67,041,827     (524,762)   1,019,688    2,228,248     (225,897)
Increase (decrease) in net assets from
capital transactions                       (754,483,399)   (655,171,032)  (2,263,547)    (863,272)   1,809,413     (410,444)
Increase (decrease) in net assets           (40,874,243)   (376,812,462)    (292,245)    (607,607)   2,913,436     (484,809)
Net assets at beginning of year           5,619,295,708   5,996,108,170   15,601,485   16,209,092    2,137,936    2,622,745
Net assets at end of year                $5,578,421,465  $5,619,295,708  $15,309,240  $15,601,485   $5,051,372   $2,137,936

Change in units (note 5):
Units purchased                              57,528,786     123,410,924       25,018      719,974      136,930        7,799
Units redeemed                             (101,667,120)   (162,964,491)    (207,650)    (805,429)     (42,248)     (34,922)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (44,138,334)    (39,553,567)    (182,632)     (85,455)      94,682      (27,123)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                          AB Variable Products Series Fund, Inc. (continued)
----------------------------------------------------------------------------------------------------------
           AB                          AB                        AB                        AB
       Growth and                 International               Large Cap                 Small Cap
   Income Portfolio --         Value Portfolio --        Growth Portfolio --       Growth Portfolio --
         Class B                     Class B                   Class B                   Class B
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(125,101)     $(306,968)   $(125,145)   $(322,539)   $(315,695)   $(313,278)    $(92,323)    $(89,426)
  2,953,505      2,472,368    3,622,193   (1,101,255)     789,156    1,692,984     (305,147)    (585,290)
    153,131       (997,718)   7,032,431    1,409,451    3,682,992   (3,955,782)   2,036,054     (963,612)
  3,763,756      2,597,168           --           --    1,192,055    2,232,524           --    1,841,984
  6,745,291      3,764,850   10,529,479      (14,343)   5,348,508     (343,552)   1,638,584      203,656

     36,458         29,937       74,807      172,012      480,452      347,988       38,748       83,097
   (623,709)      (341,838)    (124,859)    (124,449)    (272,151)     (29,277)     (21,671)      (4,851)
 (4,262,541)    (4,947,035)  (5,625,385)  (7,023,627)  (1,869,212)  (1,456,973)    (669,272)    (683,814)
   (100,453)       (97,472)    (368,035)    (512,727)     (82,193)     (77,776)     (24,615)     (25,022)
     49,543       (518,603) (39,899,627)  18,191,033      (71,892)  (7,731,017)     (43,430)    (492,954)
 (4,900,702)    (5,875,011) (45,943,099)  10,702,242   (1,814,996)  (8,947,055)    (720,240)  (1,123,544)
  1,844,589     (2,110,161) (35,413,620)  10,687,899    3,533,512   (9,290,607)     918,344     (919,888)
 43,002,610     45,112,771   72,814,229   62,126,330   18,786,360   28,076,967    5,645,825    6,565,713
$44,847,199    $43,002,610  $37,400,609  $72,814,229  $22,319,872  $18,786,360   $6,564,169   $5,645,825

    210,792        118,806      369,881    5,082,632      122,883      572,410       50,004       36,823
   (436,938)      (414,494)  (6,691,625)  (3,031,196)    (243,070)  (1,379,050)     (86,839)    (105,179)
   (226,146)      (295,688)  (6,321,744)   2,051,436     (120,187)    (806,640)     (36,835)     (68,356)

 AIM Variable Insurance
 Funds (Invesco Variable
    Insurance Funds)
-------------------------
         Invesco
      V.I. American
    Franchise Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


  $(172,411)   $(107,558)
    443,287      266,686
    418,223     (764,106)
  1,526,786      626,182
  2,215,885       21,204

    182,199        1,440
   (132,667)     (40,388)
   (999,681)    (546,756)
    (44,376)     (17,601)
 14,400,719     (138,928)
 13,406,194     (742,233)
 15,622,079     (721,029)
  6,856,089    7,577,118
$22,478,168   $6,856,089

    864,141        7,428
   (112,236)     (60,139)
    751,905      (52,711)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                               V.I. American             V.I. Comstock               V.I. Core
                                             Franchise Fund --              Fund --               Equity Fund --
                                             Series II shares          Series II shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(79,258)    $(73,776)   $(192,980)    $185,906    $(638,004)   $(143,213)
Net realized gain (loss) on investments      279,258      427,212    6,555,646    1,847,323      731,816      285,867
Change in unrealized appreciation
(depreciation) on investments                511,408     (763,550)  (3,671,387)   3,448,031    5,144,656   (2,597,314)
Capital gain distribution                    413,919      430,171    1,212,461    6,649,481    4,905,132    6,186,893
Increase (decrease) in net assets from
operations                                 1,125,327       20,057    3,903,740   12,130,741   10,143,600    3,732,233

From capital transactions (note 4):
Net premiums                                      --        1,142       63,132      119,310      203,841      113,319
Death benefits                                (1,236)      (5,219)     (98,361)    (151,430)    (218,921)     (61,800)
Surrenders                                  (335,908)    (477,482)  (4,941,334)  (5,155,723) (10,735,368)  (5,466,587)
Administrative expenses                      (17,700)     (15,668)    (265,741)    (358,473)    (779,928)    (378,621)
Transfers between subaccounts
(including fixed account), net                69,701     (101,814) (54,396,541)  48,396,620    5,385,983   83,548,039
Increase (decrease) in net assets from
capital transactions                        (285,143)    (599,041) (59,638,845)  42,850,304   (6,144,393)  77,754,350
Increase (decrease) in net assets            840,184     (578,984) (55,735,105)  54,981,045    3,999,207   81,486,583
Net assets at beginning of year            4,636,504    5,215,488   85,075,799   30,094,754   90,251,654    8,765,071
Net assets at end of year                 $5,476,688   $4,636,504  $29,340,694  $85,075,799  $94,250,861  $90,251,654

Change in units (note 5):
Units purchased                                7,972       11,538      208,023    4,228,220      866,805    6,364,540
Units redeemed                               (22,233)     (42,374)  (3,840,447)  (1,027,056)  (1,230,926)    (735,216)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (14,261)     (30,836)  (3,632,424)   3,201,164     (364,121)   5,629,324

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------
         Invesco                     Invesco                   Invesco                   Invesco
     V.I. Equity and            V.I. Global Real           V.I. Government         V.I. International
     Income Fund --              Estate Fund --          Securities Fund --          Growth Fund --
    Series II shares            Series II shares           Series I shares          Series II shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


   $(88,101)      $(46,247)     $2,817      $(1,321)        $75          $63      $(161,223)   $(405,274)
    415,575        177,781       3,766        7,562          (1)          (3)     1,460,137    1,350,521
  1,077,645      1,629,167      14,822       (9,497)        (13)         (44)     7,456,114   (2,307,355)
    392,210        631,212       4,013        4,713          --           --             --           --
  1,797,329      2,391,913      25,418        1,457          61           16      8,755,028   (1,362,108)

     17,893         23,267          --           --         240          240         61,333      173,523
    (41,759)       (27,030)     (3,118)      (2,388)         --           --        (86,410)     (47,893)
 (1,665,500)    (2,043,281)    (27,566)     (19,347)         --           --     (5,030,022)  (5,158,543)
   (134,047)      (126,600)       (400)        (379)         --           --       (349,818)    (369,594)
  1,075,602         83,028     (13,019)      (7,240)        364           63     11,523,627  (20,874,189)
   (747,811)    (2,090,616)    (44,103)     (29,354)        604          303      6,118,710  (26,276,696)
  1,049,518        301,297     (18,685)     (27,897)        665          319     14,873,738  (27,638,804)
 20,634,921     20,333,624     257,248      285,145       4,920        4,601     36,773,115   64,411,919
$21,684,439    $20,634,921    $238,563     $257,248      $5,585       $4,920    $51,646,853  $36,773,115

    156,277        239,384       1,685        9,631          35           25      1,477,047      896,276
   (203,323)      (395,442)     (4,666)     (11,643)         --           (7)      (872,437)  (3,285,575)
    (47,046)      (156,058)     (2,981)      (2,012)         35           18        604,610   (2,389,299)

--------------------------
         Invesco
      V.I. Managed
   Volatility Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


    $--            $(4)
     --           (399)
     --            399
     --             --
     --             (4)

     --             --
     --             --
     --         (1,175)
     --             --
     --             33
     --         (1,142)
     --         (1,146)
     --          1,146
    $--            $--

     --              2
     --            (75)
     --            (73)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (Invesco Variable        American Century
                                                    Insurance Funds) (continued)             Variable Portfolios II, Inc.
                                         --------------------------------------------------- ----------------------------

                                                  Invesco                   Invesco
                                              V.I. Technology             V.I. Value                    VP
                                                  Fund --            Opportunities Fund --     Inflation Protection
                                              Series I shares          Series II shares          Fund -- Class II
                                         ------------------------- ------------------------- ----------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended     Year ended
                                         December 31, December 31, December 31, December 31, December 31,   December 31,
                                              2017         2016        2017         2016         2017           2016
-------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $--            $(5)      $(85,554)    $(80,321)    $324,631       $(12,122)
Net realized gain (loss) on investments       --            313        (92,883)     (80,879)    (316,675)      (484,696)
Change in unrealized appreciation
(depreciation) on investments                 --           (470)       969,564     (620,703)     726,409         36,365
Capital gain distribution                     --             --             --    1,615,589           --        126,080
Increase (decrease) in net assets from
operations                                    --           (162)       791,127      833,686      734,365       (334,373)

From capital transactions (note 4):
Net premiums                                  --             --         35,107       10,022       46,438         36,625
Death benefits                                --             --        (16,159)      (7,021)    (113,267)         5,414
Surrenders                                    --         (1,545)      (582,320)    (484,928)  (4,449,527)    (3,421,805)
Administrative expenses                       --             --        (18,052)     (16,839)    (322,886)      (228,535)
Transfers between subaccounts
(including fixed account), net                --              4       (519,954)    (247,060)    (855,139)    28,814,193
Increase (decrease) in net assets from
capital transactions                          --         (1,541)    (1,101,378)    (745,826)  (5,694,381)    25,205,892
Increase (decrease) in net assets             --         (1,703)      (310,251)      87,860   (4,960,016)    24,871,519
Net assets at beginning of year               --          1,703      5,792,537    5,704,677   42,575,513     17,703,994
Net assets at end of year                    $--            $--     $5,482,286   $5,792,537  $37,615,497    $42,575,513

Change in units (note 5):
Units purchased                               --             --         18,668       19,395      319,934      2,808,816
Units redeemed                                --           (307)       (78,829)     (68,351)    (793,730)      (722,326)
Net increase (decrease) in units from
capital transactions with contract
owners                                        --           (307)       (60,161)     (48,956)    (473,796)     2,086,490

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                        BlackRock Variable Series
                              American Century Variable Portfolios, Inc.                                       Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                BlackRock
                                                                                                                Advantage
           VP                        VP                        VP                        VP                 U.S. Total Market
     Income & Growth            International               Ultra(R)                    Value                 V.I. Fund --
     Fund -- Class I           Fund -- Class I           Fund -- Class I           Fund -- Class I          Class III Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017         2016         2017         2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------------------------------


    $2,842       $1,280      $(5,719)     $(3,513)      $(694)      $(2,140)       $132         $187       $(34,390)    $(75,531)
    35,220        4,368       30,842       19,412       4,421       (13,845)      1,447        3,357        384,333      189,496
    53,781       37,815      127,547      (62,740)      6,149         4,486       3,072        7,907       (960,764)     763,334
    17,429        1,596           --           --       2,308        11,244          --           --      1,139,347      178,681
   109,272       45,059      152,670      (46,841)     12,184          (255)      4,651       11,451        528,526    1,055,980

        --           --           --           --          --            --          --           --         80,717       97,381
    (8,098)          --       (6,215)      (4,635)         --        (2,386)         --           --       (535,752)      17,312
   (69,222)     (40,338)     (57,377)     (52,565)     (2,741)      (10,692)     (2,929)      (4,679)      (412,946)    (342,127)
      (513)        (562)      (1,230)      (1,202)       (302)         (380)       (175)        (191)       (18,796)     (20,845)
  (182,085)     650,935       26,036      (71,574)    (10,647)     (223,529)        198       (5,813)      (562,168)    (631,570)
  (259,918)     610,035      (38,786)    (129,976)    (13,690)     (236,987)     (2,906)     (10,683)    (1,448,945)    (879,849)
  (150,646)     655,094      113,884     (176,817)     (1,506)     (237,242)      1,745          768       (920,419)     176,131
   739,972       84,878      507,408      684,225      45,895       283,137      67,210       66,442      5,489,159    5,313,028
  $589,326     $739,972     $621,292     $507,408     $44,389       $45,895     $68,955      $67,210     $4,568,740   $5,489,159

     1,948       41,959       10,915       21,405          37         6,451           7           --         21,745       22,248
   (15,270)      (4,555)     (12,133)     (31,395)       (683)      (19,895)       (111)        (423)       (89,995)     (70,004)
   (13,322)      37,404       (1,218)      (9,990)       (646)      (13,444)       (104)        (423)       (68,250)     (47,756)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        BlackRock Variable Series Funds, Inc. (continued)
                                         -------------------------------------------------------------------------------

                                                                                                       BlackRock
                                                 BlackRock                  BlackRock                  Large Cap
                                                   Basic                     Global                      Focus
                                                   Value                   Allocation                   Growth
                                               V.I. Fund --               V.I. Fund --               V.I. Fund --
                                             Class III Shares           Class III Shares           Class III Shares
                                         ------------------------- --------------------------- -------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,  December 31,  December 31, December 31,
                                             2017         2016         2017          2016          2017         2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(294,112)    $165,538   $(1,706,180)  $(2,011,570)    $(52,938)    $(33,160)
Net realized gain (loss) on investments    1,508,241      474,668     2,108,688    (5,051,827)     117,033       56,850
Change in unrealized appreciation
(depreciation) on investments               (812,724)   4,130,257    27,565,058    12,312,354       74,788     (122,261)
Capital gain distribution                  1,386,547    1,306,429     3,154,966            --      661,700      245,115
Increase (decrease) in net assets from
operations                                 1,787,952    6,076,892    31,122,532     5,248,957      800,583      146,544

From capital transactions (note 4):
Net premiums                                  67,631      116,452       213,770       559,611        7,240          600
Death benefits                              (111,051)    (102,188)   (1,232,399)     (434,617)    (100,421)      29,777
Surrenders                                (4,588,814)  (3,082,489)  (29,518,882)  (33,659,797)    (134,277)    (345,480)
Administrative expenses                     (345,092)    (261,110)   (2,121,892)   (2,227,139)      (9,691)      (8,171)
Transfers between subaccounts
(including fixed account), net           (17,189,830)  42,822,077    (8,840,468)   (7,525,368)     666,113     (279,590)
Increase (decrease) in net assets from
capital transactions                     (22,167,156)  39,492,742   (41,499,871)  (43,287,310)     428,964     (602,864)
Increase (decrease) in net assets        (20,379,204)  45,569,634   (10,377,339)  (38,038,353)   1,229,547     (456,320)
Net assets at beginning of year           56,123,428   10,553,794   284,883,039   322,921,392    2,900,089    3,356,409
Net assets at end of year                $35,744,224  $56,123,428  $274,505,700  $284,883,039   $4,129,636   $2,900,089

Change in units (note 5):
Units purchased                              305,280    3,522,670       551,881     2,500,450       46,532        8,231
Units redeemed                            (1,743,341)    (664,333)   (3,527,103)   (5,774,392)     (26,458)     (41,572)
Net increase (decrease) in units from
capital transactions with contract
owners                                    (1,438,061)   2,858,337    (2,975,222)   (3,273,942)      20,074      (33,341)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

      Columbia Funds Variable Series Trust II         Deutsche Variable Series I
---------------------------------------------------------------------------------
        Columbia
        Variable
      Portfolio --                  Variable
         Select                   Portfolio --                Deutsche
      International               Loomis Sayles                Capital
     Equity Fund --              Growth Fund --             Growth VIP --
         Class 2                     Class 1               Class B Shares
---------------------------------------------------------------------------------
             Period from                 Period from
 Year ended  April 29 to     Year ended  April 29 to   Year ended    Year ended
December 31, December 31,   December 31, December 31, December 31,  December 31,
    2017         2016           2017         2016         2017          2016
---------------------------------------------------------------------------------


    $44,142     $177,429      $(840,057)   $(209,744)      $(93)         $(73)
    294,450   (2,695,412)     2,354,943      181,780         42            22
  3,185,521     (441,414)    12,269,071      942,605      1,318          (413)
         --           --             --           --        694           659
  3,524,113   (2,959,397)    13,783,957      914,641      1,961           195

      2,990       28,478         46,530       14,900         --            --
     (7,186)     (15,160)       (61,803)     (61,523)        --            --
 (2,025,459)  (2,045,389)    (5,804,665)  (1,498,004)        --            --
    (50,322)     (96,466)      (372,039)     (64,825)       (24)          (20)
   (237,375)  20,538,461     35,320,018   21,281,420        (36)          (12)
 (2,317,352)  18,409,924     29,128,041   19,671,968        (60)          (32)
  1,206,761   15,450,527     42,911,998   20,586,609      1,901           163
 15,450,528            1     20,586,610            1      8,166         8,003
$16,657,289  $15,450,528    $63,498,608  $20,586,610    $10,067        $8,166

    112,241    5,954,145      4,098,302    2,288,555         --            --
   (332,840)  (4,361,679)    (1,417,973)    (317,299)        (3)           (2)
   (220,599)   1,592,466      2,680,329    1,971,256         (3)           (2)

            Deutsche Variable Series II
---------------------------------------------------



        Deutsche                  Deutsche
        CROCI(R)                Small Mid Cap
       U.S. VIP --              Value VIP --
     Class B Shares            Class B Shares
---------------------------------------------------

 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


    $(319)       $(580)       $(168)       $(266)
    1,486          178        1,955          369
    7,946       (5,487)      (1,055)         630
       --        2,621          284        2,046
    9,113       (3,268)       1,016        2,779

       --           --           --           --
       --           --           --           --
     (766)      (2,280)       1,503         (960)
       91          (54)         155          (51)
  (11,444)       3,940      (11,235)        (545)
  (12,119)       1,606       (9,577)      (1,556)
   (3,006)      (1,662)      (8,561)       1,223
   52,936       54,598       20,557       19,334
  $49,930      $52,936      $11,996      $20,557

       55          490           34           31
   (1,029)        (335)        (309)         (99)
     (974)         155         (275)         (68)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Dreyfus
                                         -----------------------------------------------------------------------------
                                                  Dreyfus
                                           Investment Portfolios            Dreyfus                 The Dreyfus
                                               MidCap Stock           Variable Investment        Sustainable U.S.
                                               Portfolio --           Fund -- Government     Equity Portfolio, Inc. --
                                              Initial Shares        Money Market Portfolio        Initial Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016        2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)               $(417)       $(390)    $(10,069)    $(15,271)     $(23,673)    $(10,054)
Net realized gain (loss) on investments       1,505          825           --           --        28,177     (223,308)
Change in unrealized appreciation
(depreciation) on investments                11,000        5,522           --           --       368,997      100,230
Capital gain distribution                     1,655        6,818           --           --       394,652      603,980
Increase (decrease) in net assets from
operations                                   13,743       12,775      (10,069)     (15,271)      768,153      470,848

From capital transactions (note 4):
Net premiums                                     --           --           --           --           203          212
Death benefits                                   --           --     (508,009)    (482,755)        3,460      (12,545)
Surrenders                                   (5,138)      (5,183)    (303,433)    (162,768)      (47,478)     (54,533)
Administrative expenses                        (714)        (636)        (823)      (1,553)      (23,060)     (21,367)
Transfers between subaccounts
(including fixed account), net                    1            1    1,123,523      322,684        (6,862)    (920,845)
Increase (decrease) in net assets from
capital transactions                         (5,851)      (5,818)     311,258     (324,392)      (73,737)  (1,009,078)
Increase (decrease) in net assets             7,892        6,957      301,189     (339,663)      694,416     (538,230)
Net assets at beginning of year             104,100       97,143      685,458    1,025,121     5,680,961    6,219,191
Net assets at end of year                  $111,992     $104,100     $986,647     $685,458    $6,375,377   $5,680,961

Change in units (note 5):
Units purchased                                  --           --      182,329       96,361           100       23,647
Units redeemed                                 (187)        (215)    (149,399)    (131,274)       (6,185)     (82,656)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (187)        (215)      32,930      (34,913)       (6,085)     (59,009)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Eaton Vance Variable Trust                                       Federated Insurance Series
--------------------------------------------------------------------------------------------------------

                                   Federated                 Federated                 Federated
           VT                     High Income               High Income                Kaufmann
      Floating-Rate             Bond Fund II --           Bond Fund II --             Fund II --
       Income Fund              Primary Shares            Service Shares            Service Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017          2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------


   $775,333      $886,206     $629,243     $620,700     $738,207     $662,664    $(287,010)   $(282,278)
     83,330      (543,114)      31,945     (148,612)      54,399      (88,708)     452,975      205,838
    (41,051)    2,942,782      (24,919)   1,060,838      (90,227)   1,206,086    2,058,351   (1,068,348)
         --            --           --           --           --           --    2,087,781    1,403,864
    817,612     3,285,874      636,269    1,532,926      702,379    1,780,042    4,312,097      259,076

    860,830       663,600        2,875          760       33,899       70,123        5,580       13,514
   (380,812)     (133,608)    (309,208)    (150,736)     (23,082)     (33,203)      (9,668)     (13,295)
 (3,720,499)   (4,060,059)  (1,562,315)  (1,522,729)  (1,178,745)  (1,498,626)  (1,658,871)  (1,735,637)
   (299,793)     (296,918)     (16,000)     (19,081)     (45,280)     (46,533)     (78,222)     (74,764)
  4,675,246     1,479,370      420,211     (794,002)    (841,078)    (712,760)  (1,312,145)  (1,193,664)
  1,134,972    (2,347,615)  (1,464,437)  (2,485,788)  (2,054,286)  (2,220,999)  (3,053,326)  (3,003,846)
  1,952,584       938,259     (828,168)    (952,862)  (1,351,907)    (440,957)   1,258,771   (2,744,770)
 45,075,878    44,137,619   12,261,191   13,214,053   14,457,211   14,898,168   17,713,193   20,457,963
$47,028,462   $45,075,878  $11,433,023  $12,261,191  $13,105,304  $14,457,211  $18,971,964  $17,713,193

    741,456     1,334,182       26,219       25,616       30,199       64,693        7,870       46,026
   (641,621)   (1,539,590)     (72,244)    (121,628)    (119,531)    (176,178)    (112,441)    (158,324)
     99,835      (205,408)     (46,025)     (96,012)     (89,332)    (111,485)    (104,571)    (112,298)

--------------------------

        Federated
    Managed Tail Risk
       Fund II --
     Primary Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


     $9,873      $20,035
   (144,286)    (189,455)
    598,990     (176,114)
         --           --
    464,577     (345,534)

      7,167        2,680
   (160,862)     (65,343)
   (503,979)    (535,953)
     (8,398)     (10,543)
    (24,936)     (11,465)
   (691,008)    (620,624)
   (226,431)    (966,158)
  5,283,976    6,250,134
 $5,057,545   $5,283,976

     15,627       19,021
    (77,361)     (76,861)
    (61,734)     (57,840)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            Federated Insurance
                                            Series (continued)        Fidelity(R) Variable Insurance Products Fund
                                         ------------------------- ---------------------------------------------------

                                                                              VIP                       VIP
                                                 Federated             Asset Manager/SM/         Asset Manager/SM/
                                            Managed Volatility           Portfolio --              Portfolio --
                                                  Fund II                Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $146,153     $211,073     $271,362      $99,071     $(21,524)    $(57,095)
Net realized gain (loss) on investments       54,941      (68,905)      98,303      130,036      (14,473)      45,982
Change in unrealized appreciation
(depreciation) on investments                665,679      186,922      (32,575)  (1,498,574)     (57,852)    (298,458)
Capital gain distribution                         --           --    5,017,973    2,028,815      836,573      377,030
Increase (decrease) in net assets from
operations                                   866,773      329,090    5,355,063      759,348      742,724       67,459

From capital transactions (note 4):
Net premiums                                     360          360       86,999      288,920          408          408
Death benefits                               (83,169)    (201,909)    (879,039)  (1,248,804)          --      (34,052)
Surrenders                                  (567,163)    (670,285)  (4,180,102)  (3,967,589)  (1,053,708)    (701,980)
Administrative expenses                       (8,838)     (10,413)     (38,371)     (43,125)     (11,108)     (13,782)
Transfers between subaccounts
(including fixed account), net              (122,211)    (224,799)    (776,107)    (479,835)  (1,160,658)    (750,121)
Increase (decrease) in net assets from
capital transactions                        (781,021)  (1,107,046)  (5,786,620)  (5,450,433)  (2,225,066)  (1,499,527)
Increase (decrease) in net assets             85,752     (777,956)    (431,557)  (4,691,085)  (1,482,342)  (1,432,068)
Net assets at beginning of year            5,631,215    6,409,171   44,750,829   49,441,914    7,542,431    8,974,499
Net assets at end of year                 $5,716,967   $5,631,215  $44,319,272  $44,750,829   $6,060,089   $7,542,431

Change in units (note 5):
Units purchased                                4,467        6,628        9,943       32,902       25,523       31,826
Units redeemed                               (41,930)     (62,633)    (143,408)    (163,559)    (166,466)    (132,152)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (37,463)     (56,005)    (133,465)    (130,657)    (140,943)    (100,326)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Fidelity(R) Variable Insurance Products Fund (continued)
-------------------------------------------------------------------------------------------------------------
                                                                                               VIP
           VIP                          VIP                         VIP                  Dynamic Capital
        Balanced                   Contrafund(R)               Contrafund(R)              Appreciation
      Portfolio --                 Portfolio --                Portfolio --               Portfolio --
     Service Class 2               Initial Class              Service Class 2            Service Class 2
--------------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended    Year ended    Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017          2016          2017         2016
--------------------------------------------------------------------------------------------------------------


  $(418,316)     $(473,727)    $(480,684)    $(690,584)  $(1,175,391)  $(1,978,029)    $(21,826)    $(20,192)
  1,656,279        693,387     5,271,110     3,093,756     5,532,883    16,380,470       86,529       29,236
  6,000,747      1,170,468     9,014,818    (4,745,020)   13,474,659   (23,896,418)     249,855     (104,087)
  1,786,068      1,703,430     5,653,190     8,724,390     7,290,931    17,474,342      159,055      106,029
  9,024,778      3,093,558    19,458,434     6,382,542    25,123,082     7,980,365      473,613       10,986

     61,880        217,269        85,654        27,347     1,305,085       837,649          550          550
     77,308          3,192    (2,056,435)   (1,365,279)     (402,109)     (508,703)        (546)      (4,124)
 (6,155,516)    (8,155,519)  (12,480,284)  (10,998,041)  (12,838,916)  (14,991,503)    (215,221)    (223,094)
   (354,530)      (345,299)     (131,147)     (147,190)     (776,657)   (1,053,245)      (8,243)      (8,227)
 (1,020,103)     2,768,370    (3,253,482)   (2,991,604)   14,801,442   (88,135,131)    (146,004)    (138,850)
 (7,390,961)    (5,511,987)  (17,835,694)  (15,474,767)    2,088,845  (103,850,933)    (369,464)    (373,745)
  1,633,817     (2,418,429)    1,622,740    (9,092,225)   27,211,927   (95,870,568)     104,149     (362,759)
 67,007,724     69,426,153   104,523,209   113,615,434   121,938,117   217,808,685    2,361,729    2,724,488
$68,641,541    $67,007,724  $106,145,949  $104,523,209  $149,150,044  $121,938,117   $2,465,878   $2,361,729

    352,190      1,048,220        57,033        65,426     1,605,935     1,513,269        1,328        2,090
   (809,022)    (1,443,558)     (449,907)     (431,540)   (1,262,887)   (8,482,569)     (14,712)     (18,973)
   (456,832)      (395,338)     (392,874)     (366,114)      343,048    (6,969,300)     (13,384)     (16,883)

--------------------------

           VIP
      Equity-Income
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $245,148     $713,481
  1,059,403     (693,924)
  5,943,354    7,130,949
  1,748,239    5,475,755
  8,996,144   12,626,261

    139,946       46,635
 (1,185,539)  (1,728,938)
 (9,744,727)  (8,698,023)
    (86,274)     (97,833)
 (1,053,446)    (914,623)
(11,930,040) (11,392,782)
 (2,933,896)   1,233,479
 86,519,853   85,286,374
$83,585,957  $86,519,853

     36,888       68,238
   (296,843)    (310,210)
   (259,955)    (241,972)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                    VIP                       VIP                       VIP
                                               Equity-Income            Growth & Income           Growth & Income
                                               Portfolio --              Portfolio --              Portfolio --
                                              Service Class 2            Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(12,050)   $(226,570)    $(39,320)     $44,487     $(92,037)     $29,393
Net realized gain (loss) on investments      964,680   (1,235,103)     997,758      764,684      873,126    1,037,002
Change in unrealized appreciation
(depreciation) on investments              5,448,613    5,323,595    1,477,534      636,679    1,336,341      413,515
Capital gain distribution                  1,275,369    6,568,306      502,950    1,240,097      448,819      909,366
Increase (decrease) in net assets from
operations                                 7,676,612   10,430,228    2,938,922    2,685,947    2,566,249    2,389,276

From capital transactions (note 4):
Net premiums                                 132,179      171,312        2,475        1,002       57,389      157,695
Death benefits                              (549,651)    (158,859)    (223,320)    (521,787)      (4,554)     (58,448)
Surrenders                                (6,446,849)  (7,263,975)  (2,078,591)  (1,868,697)  (1,476,714)  (1,529,327)
Administrative expenses                     (353,097)    (423,536)     (32,307)     (34,435)     (60,019)     (58,465)
Transfers between subaccounts
(including fixed account), net            24,930,153  (53,048,655)    (224,888)    (300,626)  (1,699,016)   3,730,414
Increase (decrease) in net assets from
capital transactions                      17,712,735  (60,723,713)  (2,556,631)  (2,724,543)  (3,182,914)   2,241,869
Increase (decrease) in net assets         25,389,347  (50,293,485)     382,291      (38,596)    (616,665)   4,631,145
Net assets at beginning of year           52,128,872  102,422,357   20,833,874   20,872,470   19,602,200   14,971,055
Net assets at end of year                $77,518,219  $52,128,872  $21,216,165  $20,833,874  $18,985,535  $19,602,200

Change in units (note 5):
Units purchased                            2,092,152    1,102,852       24,842       36,637       69,100      791,986
Units redeemed                              (742,874)  (5,634,908)    (132,914)    (163,593)    (256,895)    (631,066)
Net increase (decrease) in units from
capital transactions with contract
owners                                     1,349,278   (4,532,056)    (108,072)    (126,956)    (187,795)     160,920

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
           VIP                         VIP
         Growth                      Growth                      VIP                       VIP
      Opportunities               Opportunities                Growth                    Growth
      Portfolio --                Portfolio --              Portfolio --              Portfolio --
      Initial Class              Service Class 2            Initial Class            Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(111,583)     $(104,138)    $(57,491)   $(468,231)   $(677,191)   $(730,334)   $(269,990)   $(259,040)
    604,602        612,573       91,748     (329,066)   3,967,887    2,898,714    1,211,803      962,397
    946,810       (915,182)     514,295   (2,056,659)   9,302,913   (8,223,943)   2,722,801   (3,866,413)
  1,256,491        203,503      572,056    1,048,670    4,289,384    5,524,531    1,266,200    2,131,079
  2,696,320       (203,244)   1,120,608   (1,805,286)  16,882,993     (531,032)   4,930,814   (1,031,977)

     68,810            240        7,619       47,419       33,866      148,260       78,294       82,220
   (131,495)      (662,638)    (333,627)     (50,097)    (708,416)    (585,718)    (447,595)    (172,070)
 (1,023,289)      (773,541)    (350,628)  (2,808,031)  (6,584,668)  (5,653,434)  (1,971,799)  (1,592,173)
    (12,471)       (14,413)     (23,890)    (231,010)     (61,433)     (65,462)     (55,021)     (45,139)
     38,321       (602,422)    (546,006) (44,195,968)    (670,935)    (620,553)   3,628,324   (5,360,782)
 (1,060,124)    (2,052,774)  (1,246,532) (47,237,687)  (7,991,586)  (6,776,907)   1,232,203   (7,087,944)
  1,636,196     (2,256,018)    (125,924) (49,042,973)   8,891,407   (7,307,939)   6,163,017   (8,119,921)
  8,601,083     10,857,101    4,002,498   53,045,471   53,604,296   60,912,235   15,246,424   23,366,345
$10,237,279     $8,601,083   $3,876,574   $4,002,498  $62,495,703  $53,604,296  $21,409,441  $15,246,424

     31,659          7,982        7,245      579,483       35,519       32,152      249,115       54,351
    (80,867)      (120,033)     (72,701)  (3,553,722)    (221,658)    (220,061)    (237,227)    (511,958)
    (49,208)      (112,051)     (65,456)  (2,974,239)    (186,139)    (187,909)      11,888     (457,607)

----------------------------
            VIP
        Investment
        Grade Bond
       Portfolio --
      Service Class 2
---------------------------
 Year ended    Year ended
December 31,  December 31,
    2017          2016
---------------------------


    $547,329      $746,001
    (450,784)     (645,378)
   2,167,226     3,050,173
     615,806        62,848
   2,879,577     3,213,644

     263,884       223,255
    (326,553)     (219,941)
 (14,925,390)  (15,610,930)
  (1,098,409)   (1,158,993)
  (2,373,404)   14,618,797
 (18,459,872)   (2,147,812)
 (15,580,295)    1,065,832
 137,125,606   136,059,774
$121,545,311  $137,125,606

     957,509     3,337,085
  (2,401,367)   (3,537,286)
  (1,443,858)     (200,201)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                         -------------------------------------------------------------------------------
                                                    VIP                        VIP                        VIP
                                                  Mid Cap                    Mid Cap                   Overseas
                                               Portfolio --               Portfolio --               Portfolio --
                                               Initial Class             Service Class 2             Initial Class
                                         ------------------------- --------------------------- -------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,  December 31,  December 31, December 31,
                                              2017         2016        2017          2016          2017         2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)                $(5)        $(24)    $(1,492,205)  $(1,534,564)      $7,376         $927
Net realized gain (loss) on investments         30           (1)      3,510,520      (445,675)     521,065      172,235
Change in unrealized appreciation
(depreciation) on investments                1,640          521      14,009,816     6,457,169    3,667,489   (1,383,608)
Capital gain distribution                      527          620       6,328,394     7,501,745       15,545       27,260
Increase (decrease) in net assets from
operations                                   2,192        1,116      22,356,525    11,978,675    4,211,475   (1,183,186)

From capital transactions (note 4):
Net premiums                                   240          240         755,608       552,723        6,131       48,603
Death benefits                                  --           --        (906,813)     (319,855)    (419,103)    (182,569)
Surrenders                                      --         (698)    (13,955,470)  (12,515,306)  (1,795,425)  (1,867,107)
Administrative expenses                         --           --        (680,871)     (598,582)     (21,654)     (22,894)
Transfers between subaccounts
(including fixed account), net                (133)           2     (12,193,815)   15,065,202      230,115     (633,550)
Increase (decrease) in net assets from
capital transactions                           107         (456)    (26,981,361)    2,184,182   (1,999,936)  (2,657,517)
Increase (decrease) in net assets            2,299          660      (4,624,836)   14,162,857    2,211,539   (3,840,703)
Net assets at beginning of year             10,990       10,330     134,193,213   120,030,356   15,402,955   19,243,658
Net assets at end of year                  $13,289      $10,990    $129,568,377  $134,193,213  $17,614,494  $15,402,955

Change in units (note 5):
Units purchased                                  6            9         280,057     1,596,326       39,644       30,849
Units redeemed                                  (3)         (22)     (1,230,162)   (1,441,024)    (111,988)    (138,051)
Net increase (decrease) in units from
capital transactions with contract
owners                                           3          (13)       (950,105)      155,302      (72,344)    (107,202)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Fidelity(R) Variable
 Insurance Products Fund
       (continued)                                   Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------
                                   Franklin                                              Franklin
           VIP                  Founding Funds                Franklin                   Large Cap
    Value Strategies              Allocation                   Income                     Growth
      Portfolio --                VIP Fund --                VIP Fund --                VIP Fund --
     Service Class 2            Class 2 Shares             Class 2 Shares             Class 2 Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31, December 31,
    2017          2016         2017         2016         2017          2016           2017         2016
-----------------------------------------------------------------------------------------------------------


    $(7,593)     $(18,023)    $551,008   $1,514,162    $6,770,182    $9,992,933     $(1,567)     $(2,927)
     74,076        87,069     (183,017)  (2,334,725)    2,693,829    (3,089,747)      4,445        2,417
   (295,632)      118,628    3,495,190    6,108,152    13,213,794    29,429,386      23,700       (9,253)
    655,723            --    2,939,896    2,489,902            --            --      13,843        3,268
    426,574       187,674    6,803,077    7,777,491    22,677,805    36,332,572      40,421       (6,495)

        122        10,485       62,383      282,562       153,634       491,241          --           --
     (6,574)        2,584     (453,526)     (71,053)   (1,227,358)     (663,162)         --           --
   (272,815)     (276,151)  (7,277,680)  (7,970,871)  (34,615,865)  (38,087,142)    (11,014)     (20,606)
     (7,522)       (7,708)    (481,582)    (515,535)   (1,211,176)   (1,274,012)       (428)        (838)
   (223,441)     (206,679)  (2,323,368)  (4,844,105)   (9,284,928)  (22,283,122)    (21,349)     (22,323)
   (510,230)     (477,469) (10,473,773) (13,119,002)  (46,185,693)  (61,816,197)    (32,791)     (43,767)
    (83,656)     (289,795)  (3,670,696)  (5,341,511)  (23,507,888)  (25,483,625)      7,630      (50,262)
  2,692,785     2,982,580   73,691,880   79,033,391   322,403,562   347,887,187     168,462      218,724
 $2,609,129    $2,692,785  $70,021,184  $73,691,880  $298,895,674  $322,403,562    $176,092     $168,462

      5,765         6,606      281,075    1,291,585       714,387     2,406,215          34          257
    (30,362)      (33,596)  (1,129,671)  (2,495,993)   (3,719,433)   (6,955,188)     (1,545)      (2,503)
    (24,597)      (26,990)    (848,596)  (1,204,408)   (3,005,046)   (4,548,973)     (1,511)      (2,246)



--------------------------

        Franklin
      Mutual Shares
       VIP Fund --
     Class 2 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $109,362      $66,768
    462,665      458,380
   (169,534)     312,273
    648,153    1,280,881
  1,050,646    2,118,302

     58,230       79,553
    (65,891)     (54,394)
 (1,101,492)  (1,327,527)
    (78,152)     (76,092)
   (562,687)    (661,818)
 (1,749,992)  (2,040,278)
   (699,346)      78,024
 16,317,531   16,239,507
$15,618,185  $16,317,531

     35,128       70,461
   (127,795)    (197,854)
    (92,667)    (127,393)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 Templeton                 Templeton                 Templeton
                                                  Foreign                   Foreign                 Global Bond
                                                VIP Fund --               VIP Fund --               VIP Fund --
                                              Class 1 Shares            Class 2 Shares            Class 1 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $92,594      $49,234      $3,421        $1,742     $(85,021)    $(91,735)
Net realized gain (loss) on investments       27,490     (149,538)     19,505       (38,598)     (45,336)    (136,826)
Change in unrealized appreciation
(depreciation) on investments                911,438      387,141      88,903        75,524      180,925      321,035
Capital gain distribution                         --      118,187          --        18,455       20,084        5,684
Increase (decrease) in net assets from
operations                                 1,031,522      405,024     111,829        57,123       70,652       98,158

From capital transactions (note 4):
Net premiums                                   3,395        3,725          --            --       18,463        2,195
Death benefits                              (129,549)       4,944      (6,574)       (8,147)    (104,342)       9,263
Surrenders                                (1,136,063)    (763,243)    (86,509)      (82,484)    (790,958)    (664,942)
Administrative expenses                      (12,839)     (12,899)     (1,241)       (1,894)      (9,920)     (11,538)
Transfers between subaccounts
(including fixed account), net               293,024      250,398    (370,650)      (31,103)     (34,665)    (253,273)
Increase (decrease) in net assets from
capital transactions                        (982,032)    (517,075)   (464,974)     (123,628)    (921,422)    (918,295)
Increase (decrease) in net assets             49,490     (112,051)   (353,145)      (66,505)    (850,770)    (820,137)
Net assets at beginning of year            7,303,105    7,415,156   1,034,939     1,101,444    6,647,862    7,467,999
Net assets at end of year                 $7,352,595   $7,303,105    $681,794    $1,034,939   $5,797,092   $6,647,862

Change in units (note 5):
Units purchased                               31,558       52,955       6,160        40,546       23,722        9,283
Units redeemed                               (96,456)     (92,616)    (39,990)      (49,972)     (73,270)     (62,339)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (64,898)     (39,661)    (33,830)       (9,426)     (49,548)     (53,056)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   Franklin Templeton
   Variable Insurance
Products Trust (continued)                     Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
        Templeton                 Goldman Sachs              Goldman Sachs             Goldman Sachs
         Growth                 Government Money               Large Cap                  Mid Cap
       VIP Fund --               Market Fund --              Value Fund --             Value Fund --
     Class 2 Shares              Service Shares          Institutional Shares      Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2017          2016         2017          2016          2017         2016         2017         2016
-----------------------------------------------------------------------------------------------------------


     $5,890       $46,838   $(1,392,501)  $(2,087,134)     $10,029      $45,445    $(411,457)    $(22,257)
    251,449        51,406            --            --      (30,095)    (251,364)   1,143,437      (68,173)
  1,412,343       188,113            --            --     (620,050)     817,230    1,052,214    4,736,554
         --       354,190            --            --    1,214,491       74,358    2,171,291       24,259
  1,669,682       640,547    (1,392,501)   (2,087,134)     574,375      685,669    3,955,485    4,670,383

     90,857         2,016       165,769       252,019        2,175           --      380,562       36,279
    (18,941)      (32,189)  (86,352,964)  (68,816,128)    (102,988)     (43,323)    (297,862)    (347,178)
   (761,225)     (715,766)  (49,651,362)  (46,886,522)    (808,346)  (1,059,788)  (4,708,444)  (3,331,700)
    (55,199)      (49,448)     (320,619)     (332,242)     (12,086)     (12,955)     (95,600)     (77,203)
  1,834,074      (562,906)  129,524,722   111,673,309      (37,587)    (427,525) (11,261,087)   7,883,927
  1,089,566    (1,358,293)   (6,634,454)   (4,109,564)    (958,832)  (1,543,591) (15,982,431)   4,164,125
  2,759,248      (717,746)   (8,026,955)   (6,196,698)    (384,457)    (857,922) (12,026,946)   8,834,508
  8,798,294     9,516,040   132,975,565   139,172,263    7,464,157    8,322,079   51,961,208   43,126,700
$11,557,542    $8,798,294  $124,948,610  $132,975,565   $7,079,700   $7,464,157  $39,934,262  $51,961,208

    231,424        82,207    19,596,963    19,076,856       15,158        8,512       54,294      495,792
   (136,612)     (216,902)  (20,303,837)  (19,530,206)     (70,140)    (108,152)    (683,925)    (209,215)
     94,812      (134,695)     (706,874)     (453,350)     (54,982)     (99,640)    (629,631)     286,577


JPMorgan Insurance Trust
-------------------------
        JPMorgan
     Insurance Trust
        Core Bond
  Portfolio -- Class 1
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


    $25,249      $30,293
    (14,160)     (16,795)
     52,481       (2,731)
         --           --
     63,570       10,767

         --           --
    (43,427)     (29,430)
   (340,060)    (351,878)
     (6,322)      (5,393)
    (35,020)     284,630
   (424,829)    (102,071)
   (361,259)     (91,304)
  3,767,632    3,858,936
 $3,406,373   $3,767,632

     29,041      133,448
    (59,689)    (140,825)
    (30,648)      (7,377)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             JPMorgan Insurance Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 JPMorgan                  JPMorgan                  JPMorgan
                                              Insurance Trust           Insurance Trust           Insurance Trust
                                             Intrepid Mid Cap            Mid Cap Value            Small Cap Core
                                           Portfolio -- Class 1      Portfolio -- Class 1      Portfolio -- Class 1
                                         ------------------------- ------------------------- -------------------------
                                         Period from
                                         January 1 to  Year ended   Year ended   Year ended   Year ended   Year ended
                                           May 19,    December 31, December 31, December 31, December 31, December 31,
                                             2017         2016          2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(1,973)     $(3,899)     $(1,867)      $(786)      $(3,443)     $(2,125)
Net realized gain (loss) on investments      32,261       12,079        9,475       5,146        16,423        4,951
Change in unrealized appreciation
(depreciation) on investments               (17,707)     (12,795)       5,550       2,246        13,006       34,607
Capital gain distribution                        --       36,847       13,603       5,009         1,562          607
Increase (decrease) in net assets from
operations                                   12,581       32,232       26,761      11,615        27,548       38,040

From capital transactions (note 4):
Net premiums                                     --           --           --          --            --           --
Death benefits                                   --       (3,616)      (2,278)         --        (3,230)          --
Surrenders                                  (17,648)     (28,584)     (20,725)     (9,319)      (28,407)     (11,023)
Administrative expenses                        (125)        (323)        (429)       (360)         (211)        (160)
Transfers between subaccounts
(including fixed account), net             (326,969)     (32,431)     196,965      (3,822)      (18,934)     197,065
Increase (decrease) in net assets from
capital transactions                       (344,742)     (64,954)     173,533     (13,501)      (50,782)     185,882
Increase (decrease) in net assets          (332,161)     (32,722)     200,294      (1,886)      (23,234)     223,922
Net assets at beginning of year             332,161      364,883       94,678      96,564       231,315        7,393
Net assets at end of year                       $--     $332,161     $294,972     $94,678      $208,081     $231,315

Change in units (note 5):
Units purchased                                 430        9,497       16,776          98         1,663       15,879
Units redeemed                              (19,956)     (13,549)      (4,693)       (587)       (4,003)      (2,942)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (19,526)      (4,052)      12,083        (489)       (2,340)      12,937

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

JPMorgan Insurance Trust
       (continued)                                                    Janus Aspen Series
----------------------------------------------------------------------------------------------------------
        JPMorgan                     Janus                      Janus                      Janus
     Insurance Trust               Henderson                  Henderson                  Henderson
       U.S. Equity           Balanced Portfolio --      Balanced Portfolio --     Enterprise Portfolio --
  Portfolio -- Class 1       Institutional Shares          Service Shares          Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31, December 31,
    2017          2016         2017         2016         2017          2016          2017         2016
-----------------------------------------------------------------------------------------------------------


   $(11,519)     $(10,402)    $117,787     $562,985     $(432,932)     $143,262    $(381,772)   $(583,883)
    100,473       141,359    2,439,512    1,563,592     3,184,487     2,229,399    3,463,502    2,793,016
    116,687       (69,312)   8,532,626   (1,147,616)   12,735,340    (1,458,305)   4,906,631   (1,116,901)
     11,652        39,060      146,950    1,090,811       203,380     1,512,829    2,779,409    3,561,098
    217,293       100,705   11,236,875    2,069,772    15,690,275     2,427,185   10,767,770    4,653,330

         --            --        5,716       19,027       234,121       659,032        8,793        7,922
    (16,209)      (10,734)  (1,255,222)  (1,372,397)     (139,802)     (314,270)    (988,315)    (211,917)
   (139,378)      (95,706)  (8,664,498)  (8,800,644)  (10,652,017)  (10,834,740)  (5,717,150)  (5,265,262)
     (1,847)       (1,688)     (97,385)    (111,752)     (457,795)     (470,078)     (64,587)     (69,938)
   (127,049)       45,065     (169,826)  (1,005,082)     (511,254)   (3,006,241)    (689,446)    (397,295)
   (284,483)      (63,063) (10,181,215) (11,270,848)  (11,526,747)  (13,966,297)  (7,450,705)  (5,936,490)
    (67,190)       37,642    1,055,660   (9,201,076)    4,163,528   (11,539,112)   3,317,065   (1,283,160)
  1,195,808     1,158,166   71,783,063   80,984,139   103,508,492   115,047,604   45,233,085   46,516,245
 $1,128,618    $1,195,808  $72,838,723  $71,783,063  $107,672,020  $103,508,492  $48,550,150  $45,233,085

      2,090        30,415       38,403       74,415       317,058       805,237       26,164       46,628
    (14,758)      (33,726)    (316,023)    (393,955)     (925,655)   (1,594,294)    (186,172)    (205,278)
    (12,668)       (3,311)    (277,620)    (319,540)     (608,597)     (789,057)    (160,008)    (158,650)


--------------------------
          Janus
        Henderson
 Enterprise Portfolio --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $(52,629)    $(70,611)
    287,130      183,033
    609,565      (56,660)
    327,771      387,369
  1,171,837      443,131

      1,287        1,097
    (58,741)      52,943
   (357,883)    (377,431)
     (9,080)      (8,325)
    (32,829)     (45,899)
   (457,246)    (377,615)
    714,591       65,516
  4,823,600    4,758,084
 $5,538,191   $4,823,600

     24,878       23,654
    (57,918)     (50,936)
    (33,040)     (27,282)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                   Janus
                                                 Henderson                   Janus                     Janus
                                               Flexible Bond               Henderson                 Henderson
                                               Portfolio --           Forty Portfolio --        Forty Portfolio --
                                           Institutional Shares      Institutional Shares         Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $169,182     $219,365    $(513,090)   $(499,034)   $(335,849)   $(782,356)
Net realized gain (loss) on investments     (150,802)     (72,693)     717,126      149,583      191,593   (1,939,882)
Change in unrealized appreciation
(depreciation) on investments                265,123       54,178    6,556,257   (4,028,245)   5,144,342   (3,954,748)
Capital gain distribution                         --           --    1,870,160    4,527,856      726,213    6,920,071
Increase (decrease) in net assets from
operations                                   283,503      200,850    8,630,453      150,160    5,726,299      243,085

From capital transactions (note 4):
Net premiums                                   1,980        4,690        6,032       28,737       37,524      448,710
Death benefits                              (234,543)     (91,482)    (917,348)    (970,812)    (153,130)     (39,902)
Surrenders                                (1,574,688)  (1,748,446)  (3,983,932)  (3,776,898)  (2,399,414)  (4,989,301)
Administrative expenses                      (18,196)     (23,137)     (50,019)     (54,512)    (111,350)    (323,500)
Transfers between subaccounts
(including fixed account), net            (1,683,153)      71,333     (479,196)    (281,196) (27,246,315)  (7,051,421)
Increase (decrease) in net assets from
capital transactions                      (3,508,600)  (1,787,042)  (5,424,463)  (5,054,681) (29,872,685) (11,955,414)
Increase (decrease) in net assets         (3,225,097)  (1,586,192)   3,205,990   (4,904,521) (24,146,386) (11,712,329)
Net assets at beginning of year           14,878,226   16,464,418   32,376,036   37,280,557   37,014,533   48,726,862
Net assets at end of year                $11,653,129  $14,878,226  $35,582,026  $32,376,036  $12,868,147  $37,014,533

Change in units (note 5):
Units purchased                               29,691       45,155       30,883       37,253       46,149      653,842
Units redeemed                              (163,701)    (122,045)    (171,262)    (191,243)  (1,703,952)  (1,182,061)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (134,010)     (76,890)    (140,379)    (153,990)  (1,657,803)    (528,219)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------
          Janus                       Janus                     Janus
        Henderson                   Henderson                 Henderson                   Janus
     Global Research             Global Research          Global Technology             Henderson
      Portfolio --                Portfolio --              Portfolio --          Overseas Portfolio --
  Institutional Shares           Service Shares            Service Shares         Institutional Shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(248,616)     $(134,644)    $(30,810)    $(21,644)    $(77,774)    $(78,021)     $42,897     $699,510
  2,415,529      1,476,408      261,371      155,191      708,180      214,026   (1,392,153)  (1,625,403)
  7,424,646     (1,175,004)     558,030     (128,227)   1,547,467      311,594    7,169,264   (1,774,392)
         --             --           --           --      433,855      205,287           --      677,839
  9,591,559        166,760      788,591        5,320    2,611,728      652,886    5,820,008   (2,022,446)

     17,346         48,246        1,168       12,945        8,436        2,277        3,668        6,056
   (841,092)      (417,202)     (70,551)    (148,776)     (22,004)      78,234     (460,127)    (218,290)
 (4,285,848)    (4,011,386)    (457,580)    (310,756)    (873,778)    (572,262)  (2,493,291)  (1,635,397)
    (47,569)       (54,168)      (5,504)      (5,629)     (16,290)     (13,189)     (32,046)     (35,546)
   (764,830)      (772,210)      58,088       27,317      797,363       90,170     (477,364)    (244,799)
 (5,921,993)    (5,206,720)    (474,379)    (424,899)    (106,273)    (414,770)  (3,459,160)  (2,127,976)
  3,669,566     (5,039,960)     314,212     (419,579)   2,505,455      238,116    2,360,848   (4,150,422)
 40,317,046     45,357,006    3,384,079    3,803,658    5,893,134    5,655,018   21,291,097   25,441,519
$43,986,612    $40,317,046   $3,698,291   $3,384,079   $8,398,589   $5,893,134  $23,651,945  $21,291,097

     23,075         29,381       22,153       12,037      174,782       74,135       24,948       28,419
   (218,403)      (239,430)     (72,968)     (62,000)    (176,931)    (123,585)    (149,725)    (117,158)
   (195,328)      (210,049)     (50,815)     (49,963)      (2,149)     (49,450)    (124,777)     (88,739)

--------------------------

          Janus
        Henderson
  Overseas Portfolio --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


       $323      $82,029
    (34,706)    (252,135)
    669,836     (231,935)
         --       85,617
    635,453     (316,424)

         --           --
    (27,540)      (3,989)
   (236,809)    (718,002)
     (5,212)      (5,773)
    (80,693)    (169,091)
   (350,254)    (896,855)
    285,199   (1,213,279)
  2,325,985    3,539,264
 $2,611,184   $2,325,985

        261           --
    (25,627)     (86,561)
    (25,366)     (86,561)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                Legg Mason Partners
                                                   Janus Aspen Series (continued)              Variable Equity Trust
                                         --------------------------------------------------- -------------------------
                                                   Janus                     Janus                  ClearBridge
                                                 Henderson                 Henderson            Variable Aggressive
                                           Research Portfolio --     Research Portfolio --      Growth Portfolio --
                                           Institutional Shares         Service Shares               Class II
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(437,873)   $(382,417)    $(47,621)    $(43,234)   $(103,574)   $(132,844)
Net realized gain (loss) on investments    1,949,963    1,278,296      220,485      130,205      184,040   (2,191,325)
Change in unrealized appreciation
(depreciation) on investments              7,964,108   (4,078,605)     610,285     (361,953)     503,861      905,002
Capital gain distribution                    406,828    2,637,466       35,074      230,278      427,531      407,496
Increase (decrease) in net assets from
operations                                 9,883,026     (545,260)     818,223      (44,704)   1,011,858   (1,011,671)

From capital transactions (note 4):
Net premiums                                  81,150       28,638           37           14       35,261      135,504
Death benefits                              (388,154)    (936,019)      31,783       70,099     (515,019)      48,330
Surrenders                                (5,331,353)  (5,233,888)    (544,329)    (389,169)    (584,541)    (993,684)
Administrative expenses                      (57,190)     (66,291)      (5,377)      (6,230)     (30,357)     (35,776)
Transfers between subaccounts
(including fixed account), net              (877,571)    (677,905)    (115,152)    (106,646)  (1,411,096) (12,308,223)
Increase (decrease) in net assets from
capital transactions                      (6,573,118)  (6,885,465)    (633,038)    (431,932)  (2,505,752) (13,153,849)
Increase (decrease) in net assets          3,309,908   (7,430,725)     185,185     (476,636)  (1,493,894) (14,165,520)
Net assets at beginning of year           40,553,295   47,984,020    3,428,698    3,905,334    7,729,429   21,894,949
Net assets at end of year                $43,863,203  $40,553,295   $3,613,883   $3,428,698   $6,235,535   $7,729,429

Change in units (note 5):
Units purchased                               31,838       29,098       10,415       25,408       11,614      224,086
Units redeemed                              (254,080)    (304,022)     (59,875)     (64,085)     (91,234)    (714,083)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (222,242)    (274,924)     (49,460)     (38,677)     (79,620)    (489,997)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

            Legg Mason Partners Variable Equity Trust (continued)
-------------------------------------------------------------------------------
       ClearBridge                ClearBridge               ClearBridge
    Variable Dividend          Variable Dividend     Variable Large Cap Value
  Strategy Portfolio --      Strategy Portfolio --         Portfolio --
         Class I                   Class II                   Class I
-------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31,
    2017          2016         2017         2016         2017         2016
-------------------------------------------------------------------------------


       $588        $3,902     $(37,209)    $(13,441)    $(11,067)     $(3,690)
    266,685       285,945      312,940      349,762      452,676     (513,013)
    510,179       301,111    1,160,446      375,470    1,030,284    1,676,323
         --            --           --           --      484,666      303,108
    777,452       590,958    1,436,177      711,791    1,956,559    1,462,728

         --        49,995      102,158        1,099       31,795        4,184
    (16,479)     (189,587)    (179,689)      (6,924)    (210,565)    (106,437)
   (568,953)     (552,674)    (557,423)    (901,025)  (1,476,188)  (1,488,820)
     (8,560)       (8,775)     (23,809)     (12,381)     (39,770)     (39,930)
    (51,548)      411,960      802,462    2,914,945    1,503,950   (3,601,658)
   (645,540)     (289,081)     143,699    1,995,714     (190,778)  (5,232,661)
    131,912       301,877    1,579,876    2,707,505    1,765,781   (3,769,933)
  4,858,837     4,556,960    8,381,196    5,673,691   15,224,335   18,994,268
 $4,990,749    $4,858,837   $9,961,072   $8,381,196  $16,990,116  $15,224,335

     17,377        84,032       89,201      248,195      182,467       48,453
    (57,530)     (104,248)     (80,528)    (118,023)    (138,255)    (520,842)
    (40,153)      (20,216)       8,673      130,172       44,212     (472,389)

          MFS(R) Variable Insurance Trust
---------------------------------------------------
         MFS(R)                    MFS(R)
     Investors Trust            New Discovery
    Series -- Service         Series -- Service
      Class Shares              Class Shares
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


   $(55,995)    $(53,462)   $(214,007)   $(190,969)
    256,182      215,218      167,558     (316,065)
    651,866     (415,337)   2,784,673      706,160
    219,532      597,647      282,065      594,759
  1,071,585      344,066    3,020,289      793,885

      3,814        2,614        6,156        2,815
     11,173       (9,558)    (201,356)      58,263
   (510,643)    (625,004)  (1,285,210)  (1,522,087)
    (13,265)     (12,739)     (30,226)     (27,715)
     85,178     (123,380)     774,794     (665,942)
   (423,743)    (768,067)    (735,842)  (2,154,666)
    647,842     (424,001)   2,284,447   (1,360,781)
  5,308,897    5,732,898   12,301,012   13,661,793
 $5,956,739   $5,308,897  $14,585,459  $12,301,012

     21,723        7,021       88,995       32,013
    (45,735)     (56,492)    (104,447)    (158,941)
    (24,012)     (49,471)     (15,452)    (126,928)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                             MFS(R) Variable Insurance
                                             MFS(R) Variable Insurance Trust (continued)             Trust II
                                         --------------------------------------------------- -------------------------
                                                                                                      MFS(R)
                                                  MFS(R)                    MFS(R)                 Massachusetts
                                               Total Return                Utilities          Investors Growth Stock
                                             Series -- Service         Series -- Service       Portfolio -- Service
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017        2016          2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $118,821     $383,502     $389,455     $366,844     $(92,319)    $(88,334)
Net realized gain (loss) on investments    1,170,514    1,655,255      418,144      307,230        1,211     (119,635)
Change in unrealized appreciation
(depreciation) on investments              1,909,747     (569,702)   1,243,268      914,355    1,512,665     (370,071)
Capital gain distribution                  1,307,932    1,593,507           --      425,160      417,438      880,331
Increase (decrease) in net assets from
operations                                 4,507,014    3,062,562    2,050,867    2,013,589    1,838,995      302,291

From capital transactions (note 4):
Net premiums                                  68,483      214,943       24,104       79,175        8,798       15,148
Death benefits                              (171,573)     (45,730)     (42,976)     (86,710)     (81,314)      29,457
Surrenders                                (4,161,033)  (6,169,362)  (2,006,105)  (1,572,548)    (739,082)    (769,573)
Administrative expenses                     (216,406)    (212,580)     (47,969)     (57,423)     (16,747)     (15,415)
Transfers between subaccounts
(including fixed account), net            (1,378,510)   3,719,429   (1,456,663)    (925,699)     (97,572)     499,610
Increase (decrease) in net assets from
capital transactions                      (5,859,039)  (2,493,300)  (3,529,609)  (2,563,205)    (925,917)    (240,773)
Increase (decrease) in net assets         (1,352,025)     569,262   (1,478,742)    (549,616)     913,078       61,518
Net assets at beginning of year           48,180,165   47,610,903   16,771,890   17,321,506    7,378,626    7,317,108
Net assets at end of year                $46,828,140  $48,180,165  $15,293,148  $16,771,890   $8,291,704   $7,378,626

Change in units (note 5):
Units purchased                              129,903      656,771       27,487      204,468       33,120       94,789
Units redeemed                              (508,611)    (840,047)    (164,056)    (294,043)    (112,359)    (118,887)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (378,708)    (183,276)    (136,569)     (89,575)     (79,239)     (24,098)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

MFS(R) Variable Insurance
  Trust II (continued)                                      Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
         MFS(R)                  Oppenheimer               Oppenheimer               Oppenheimer               Oppenheimer
    Strategic Income        Capital Appreciation      Capital Appreciation      Conservative Balanced     Conservative Balanced
  Portfolio -- Service           Fund/VA --                Fund/VA --                Fund/VA --                Fund/VA --
      Class Shares           Non-Service Shares          Service Shares          Non-Service Shares          Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
     2017         2016        2017         2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------------------------------


     $924         $467      $(332,282)   $(287,508)    $(71,191)    $(71,036)     $66,096     $116,614     $(37,598)     $55,490
       95          (30)     1,188,652      755,026      114,391      159,748      157,609       94,810      521,323      650,307
      380        1,562      3,023,815   (4,780,905)     538,823     (832,250)     606,417      219,468      946,247      (38,453)
       --           --      2,534,406    3,025,154      428,079      510,556           --           --           --           --
    1,399        1,999      6,414,591   (1,288,233)   1,010,102     (232,982)     830,122      430,892    1,429,972      667,344

       --           --         11,158       11,903        6,436       10,591        7,291       56,820       36,106       16,249
       --           --       (342,115)    (959,888)     (35,989)     (85,656)    (124,822)    (233,964)     (64,645)     (15,105)
   (5,175)        (320)    (3,253,998)  (2,446,208)    (232,869)    (528,437)  (1,380,602)  (1,097,351)  (2,414,448)  (3,075,275)
     (178)        (182)       (31,691)     (35,830)     (23,322)     (26,541)     (13,331)     (15,169)     (99,349)    (101,039)
      596        9,318     (1,912,203)    (385,652)    (464,541)    (515,298)     306,127      408,790     (132,811)   2,452,515
   (4,757)       8,816     (5,528,849)  (3,815,675)    (750,285)  (1,145,341)  (1,205,337)    (880,874)  (2,675,147)    (722,655)
   (3,358)      10,815        885,742   (5,103,908)     259,817   (1,378,323)    (375,215)    (449,982)  (1,245,175)     (55,311)
   32,118       21,303     27,894,395   32,998,303    4,385,522    5,763,845   11,157,952   11,607,934   22,007,227   22,062,538
  $28,760      $32,118    $28,780,137  $27,894,395   $4,645,339   $4,385,522  $10,782,737  $11,157,952  $20,762,052  $22,007,227

       57          967          5,208       23,855        6,612       30,490       30,020       37,027      135,423      574,772
     (486)         (79)      (106,837)    (124,931)     (41,938)     (97,646)     (56,930)     (63,908)    (389,005)    (634,572)
     (429)         888       (101,629)    (101,076)     (35,326)     (67,156)     (26,910)     (26,881)    (253,582)     (59,800)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Oppenheimer Variable Account Funds (continued)
                                         -----------------------------------------------------------------------------
                                                Oppenheimer               Oppenheimer
                                             Discovery Mid Cap         Discovery Mid Cap            Oppenheimer
                                             Growth Fund/VA --         Growth Fund/VA --         Global Fund/VA --
                                            Non-Service Shares          Service Shares            Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016          2017         2016        2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(314,331)   $(319,538)   $(113,477)   $(103,566)   $(683,718)   $(604,834)
Net realized gain (loss) on investments    1,244,852    1,195,889       92,196       45,194    4,116,053    1,115,606
Change in unrealized appreciation
(depreciation) on investments              2,326,532   (2,538,535)     998,578     (482,678)  19,355,389   (9,810,199)
Capital gain distribution                  2,422,955    1,838,508      753,459      555,590           --    6,147,424
Increase (decrease) in net assets from
operations                                 5,680,008      176,324    1,730,756       14,540   22,787,724   (3,152,003)

From capital transactions (note 4):
Net premiums                                  16,678       15,351      148,366      164,402      144,413      572,057
Death benefits                              (315,316)    (218,525)    (132,938)     (32,190)    (331,356)    (201,800)
Surrenders                                (2,797,724)  (2,489,885)    (430,118)    (427,719)  (7,411,783)  (7,028,631)
Administrative expenses                      (22,496)     (25,859)     (36,691)     (31,905)    (476,847)    (501,643)
Transfers between subaccounts
(including fixed account), net              (416,772)    (775,909)     553,568     (594,043)   3,684,057  (22,745,386)
Increase (decrease) in net assets from
capital transactions                      (3,535,630)  (3,494,827)     102,187     (921,455)  (4,391,516) (29,905,403)
Increase (decrease) in net assets          2,144,378   (3,318,503)   1,832,943     (906,915)  18,396,208  (33,057,406)
Net assets at beginning of year           22,242,172   25,560,675    6,550,215    7,457,130   66,986,981  100,044,387
Net assets at end of year                $24,386,550  $22,242,172   $8,383,158   $6,550,215  $85,383,189  $66,986,981

Change in units (note 5):
Units purchased                                6,409       18,047       54,953       28,668      871,234      797,491
Units redeemed                               (81,144)     (95,754)     (50,970)     (71,132)  (1,111,100)  (2,594,440)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (74,735)     (77,707)       3,983      (42,464)    (239,866)  (1,796,949)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------
       Oppenheimer                 Oppenheimer                Oppenheimer               Oppenheimer
    Global Strategic               Main Street             Main Street Small           Total Return
    Income Fund/VA --              Fund/VA --              Cap Fund(R)/VA --          Bond Fund/VA --
   Non-Service Shares            Service Shares             Service Shares          Non-Service Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2017          2016         2017          2016          2017         2016         2017         2016
-----------------------------------------------------------------------------------------------------------


    $34,573      $146,586     $(743,287)    $(954,426)   $(474,876)   $(748,296)    $101,153     $251,746
    (55,124)      (92,397)    5,512,937     4,926,044    3,014,408    1,843,069     (151,248)    (267,573)
    196,897       148,225     8,775,146    (5,092,562)     278,650    4,636,999      360,851      229,844
         --            --     1,903,483     9,706,992    2,589,921    2,209,013           --           --
    176,346       202,414    15,448,279     8,586,048    5,408,103    7,940,785      310,756      214,017

      2,615        89,938       164,551       307,913      174,507      348,767       17,413        4,650
    (52,229)      (25,492)     (340,920)      (91,215)    (186,173)     (69,575)    (202,853)    (253,976)
   (604,101)     (431,443)  (12,426,446)  (10,210,224)  (4,894,685)  (4,861,853)    (963,441)  (1,367,155)
     (5,352)       (6,319)     (868,817)     (746,681)    (321,336)    (384,871)     (16,993)     (21,567)
     93,013      (108,907)   (4,788,412)   29,291,102   (6,493,821)  (9,330,793)      61,808      323,312
   (566,054)     (482,223)  (18,260,044)   18,550,895  (11,721,508) (14,298,325)  (1,104,066)  (1,314,736)
   (389,708)     (279,809)   (2,811,765)   27,136,943   (6,313,405)  (6,357,540)    (793,310)  (1,100,719)
  3,800,025     4,079,834   112,227,375    85,090,432   50,574,413   56,931,953   10,453,529   11,554,248
 $3,410,317    $3,800,025  $109,415,610  $112,227,375  $44,261,008  $50,574,413   $9,660,219  $10,453,529

     31,617        37,779       423,949     2,905,518      231,815      562,798       43,385       66,056
    (84,724)      (85,241)   (1,441,093)   (1,696,283)    (691,810)  (1,417,247)    (114,881)    (132,260)
    (53,107)      (47,462)   (1,017,144)    1,209,235     (459,995)    (854,449)     (71,496)     (66,204)

     PIMCO Variable
     Insurance Trust
-------------------------

        All Asset
  Portfolio -- Advisor
      Class Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $221,604      $65,481
     19,516     (572,433)
    639,404    1,155,002
         --           --
    880,524      648,050

      3,034       81,797
    (70,011)      19,529
   (862,811)    (720,638)
    (30,226)     (32,141)
   (176,974)    (560,291)
 (1,136,988)  (1,211,744)
   (256,464)    (563,694)
  7,488,060    8,051,754
 $7,231,596   $7,488,060

    117,921      404,079
   (191,313)    (510,638)
    (73,392)    (106,559)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          PIMCO Variable Insurance Trust (continued)
                                         -----------------------------------------------------------------------------
                                                                                                     Long-Term
                                          Foreign Bond Portfolio          High Yield              U.S. Government
                                          (U.S. Dollar Hedged) --        Portfolio --              Portfolio --
                                              Administrative            Administrative            Administrative
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $69,236      $(5,303)  $1,498,491   $2,348,526     $189,249      $97,640
Net realized gain (loss) on investments       58,734       32,157      284,987   (1,548,108)    (639,158)      66,863
Change in unrealized appreciation
(depreciation) on investments                (96,164)     123,172      464,066    6,370,760    2,975,978   (3,486,410)
Capital gain distribution                         --       11,619           --           --           --           --
Increase (decrease) in net assets from
operations                                    31,806      161,645    2,247,544    7,171,178    2,526,069   (3,321,907)

From capital transactions (note 4):
Net premiums                                      81           31       73,428      169,103       88,521       80,662
Death benefits                              (290,652)      (9,220)    (485,905)    (207,060)     (63,689)    (154,164)
Surrenders                                  (274,116)    (327,227)  (5,393,329)  (6,967,266)  (4,693,994)  (3,444,260)
Administrative expenses                       (4,943)      (5,362)    (259,843)    (408,971)    (222,110)    (133,645)
Transfers between subaccounts
(including fixed account), net              (273,163)    (139,424)    (405,741) (35,323,737)     236,235   26,500,529
Increase (decrease) in net assets from
capital transactions                        (842,793)    (481,202)  (6,471,390) (42,737,931)  (4,655,037)  22,849,122
Increase (decrease) in net assets           (810,987)    (319,557)  (4,223,846) (35,566,753)  (2,128,968)  19,527,215
Net assets at beginning of year            3,124,265    3,443,822   48,056,959   83,623,712   36,780,445   17,253,230
Net assets at end of year                 $2,313,278   $3,124,265  $43,833,113  $48,056,959  $34,651,477  $36,780,445

Change in units (note 5):
Units purchased                                9,214        3,858      268,824      862,827      292,452    1,405,546
Units redeemed                               (52,741)     (28,685)    (573,886)  (3,575,766)    (508,451)    (258,502)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (43,527)     (24,827)    (305,062)  (2,712,939)    (215,999)   1,147,044

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

     PIMCO Variable Insurance Trust (continued)           Rydex Variable Trust
----------------------------------------------------------------------------------
      Low Duration                 Total Return
      Portfolio --                 Portfolio --
     Administrative               Administrative                NASDAQ --
      Class Shares                 Class Shares                100(R) Fund
----------------------------------------------------------------------------------

 Year ended     Year ended   Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017         2016
----------------------------------------------------------------------------------


  $(154,465)     $(124,958)     $843,104    $1,184,259     $(86,237)    $(83,605)
   (125,407)      (908,100)   (1,047,592)   (3,007,743)     319,429     (403,097)
    121,643        925,396     7,643,842     5,523,054      841,249     (928,057)
         --             --            --            --      424,026      551,622
   (158,229)      (107,662)    7,439,354     3,699,570    1,498,467     (863,137)

    136,256        470,041       413,251       583,732       22,273       38,799
    (70,852)       588,218      (950,526)   (1,106,426)     (43,677)    (145,947)
 (4,507,218)    (7,396,168)  (26,830,761)  (30,384,515)    (343,040)    (368,431)
   (334,125)      (457,822)   (1,493,680)   (1,710,536)     (18,065)     (15,696)
  3,523,132    (24,592,017)   (3,989,359)  (11,117,004)  (2,754,562)  (7,844,933)
 (1,252,807)   (31,387,748)  (32,851,075)  (43,734,749)  (3,137,071)  (8,336,208)
 (1,411,036)   (31,495,410)  (25,411,721)  (40,035,179)  (1,638,604)  (9,199,345)
 44,856,871     76,352,281   244,474,793   284,509,972    7,065,514   16,264,859
$43,445,835    $44,856,871  $219,063,072  $244,474,793   $5,426,910   $7,065,514

    628,267      2,857,635     1,175,575     3,373,076       24,366      356,593
   (727,477)    (5,564,269)   (3,291,331)   (6,148,724)    (339,345)  (1,212,077)
    (99,210)    (2,706,634)   (2,115,756)   (2,775,648)    (314,979)    (855,484)

State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------
       Core Value
         Equity                    Income
     V.I.S. Fund --            V.I.S. Fund --
     Class 1 Shares            Class 1 Shares
---------------------------------------------------
Period from
January 1 to  Year ended   Year ended   Year ended
 April 28,   December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


   $(58,782)    $(59,508)     $92,950      $58,927
    666,867       23,844      (11,711)         148
   (275,868)     574,015      279,925      326,185
    128,679      460,808           --           --
    460,896      999,159      361,164      385,260

     19,368       17,043       48,584       19,961
      2,158        5,560     (280,898)    (331,384)
   (904,747)  (1,516,491)  (2,720,303)  (2,437,906)
    (11,596)     (37,690)     (55,543)     (60,611)
(11,228,025)    (224,486)    (967,340)      74,084
(12,122,842)  (1,756,064)  (3,975,500)  (2,735,856)
(11,661,946)    (756,905)  (3,614,336)  (2,350,596)
 11,661,946   12,418,851   22,059,120   24,409,716
        $--  $11,661,946  $18,444,784  $22,059,120

     14,229       10,138       52,776       85,920
   (651,440)    (112,996)    (313,281)    (275,785)
   (637,211)    (102,858)    (260,505)    (189,865)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 State Street Variable Insurance Series Funds, Inc. (continued)
                                         -------------------------------------------------------------------------------
                                              Premier Growth              Real Estate                S&P 500(R)
                                                  Equity                  Securities                    Index
                                              V.I.S. Fund --            V.I.S. Fund --             V.I.S. Fund --
                                              Class 1 Shares            Class 1 Shares             Class 1 Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2017         2016         2017         2016         2017          2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(361,084)   $(294,624)    $(10,603)    $459,577      $422,055      $554,448
Net realized gain (loss) on investments      959,616      517,216     (840,891)     806,374     9,199,814     8,978,009
Change in unrealized appreciation
(depreciation) on investments              3,335,297   (2,905,133)   1,030,534   (4,236,414)   12,548,912    (1,082,181)
Capital gain distribution                  3,010,676    2,870,461    2,060,173    6,576,157     5,367,168     5,178,688
Increase (decrease) in net assets from
operations                                 6,944,505      187,920    2,239,213    3,605,694    27,537,949    13,628,964

From capital transactions (note 4):
Net premiums                                  50,283       94,218      211,814      348,090       946,443     1,119,525
Death benefits                              (217,202)    (181,747)    (228,458)    (180,816)   (1,722,398)   (2,071,678)
Surrenders                                (3,366,763)  (2,569,347)  (5,922,164)  (6,291,298)  (14,484,966)  (15,736,292)
Administrative expenses                      (68,741)     (69,390)    (235,531)    (269,395)     (336,916)     (322,550)
Transfers between subaccounts
(including fixed account), net              (740,135)    (648,713)  (5,570,520)  (1,878,616)     (559,047)    5,462,845
Increase (decrease) in net assets from
capital transactions                      (4,342,558)  (3,374,979) (11,744,859)  (8,272,035)  (16,156,884)  (11,548,150)
Increase (decrease) in net assets          2,601,947   (3,187,059)  (9,505,646)  (4,666,341)   11,381,065     2,080,814
Net assets at beginning of year           27,772,021   30,959,080   58,909,548   63,575,889   147,455,466   145,374,652
Net assets at end of year                $30,373,968  $27,772,021  $49,403,902  $58,909,548  $158,836,531  $147,455,466

Change in units (note 5):
Units purchased                               24,820       42,698      167,958      447,265       243,805       671,652
Units redeemed                              (224,756)    (223,455)    (473,923)    (744,567)     (838,113)   (1,128,859)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (199,936)    (180,757)    (305,965)    (297,302)     (594,308)     (457,207)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      State Street Variable Insurance Series Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------------------
    Small-Cap Equity               Total Return                Total Return                U.S. Equity
     V.I.S. Fund --               V.I.S. Fund --              V.I.S. Fund --             V.I.S. Fund --
     Class 1 Shares               Class 1 Shares              Class 3 Shares             Class 1 Shares
--------------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended    Year ended    Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017          2016          2017         2016
--------------------------------------------------------------------------------------------------------------


  $(539,787)     $(496,289)   $3,071,903    $1,886,777   $(1,843,927)  $(2,832,259)   $(185,526)    $(93,674)
    839,785       (223,416)   13,452,134    12,636,315    22,170,390    13,264,421      829,053      755,416
    119,470      5,440,624    66,189,774     5,708,442    42,836,420     4,931,225      548,539     (859,993)
  3,254,278      1,694,573    22,006,309    14,483,739    16,199,540    12,472,686    2,763,690    1,812,974
  3,673,746      6,415,492   104,720,120    34,715,273    79,362,423    27,836,073    3,955,756    1,614,723

     26,291         67,927     5,131,926     6,393,188     2,021,661     2,469,297       18,696       57,819
   (103,877)      (163,270)   (1,324,337)     (745,447)   (1,953,285)   (1,197,869)    (110,206)    (429,125)
 (4,065,159)    (3,659,581)  (44,882,263)  (50,128,841) (103,466,091)  (96,236,455)  (2,572,008)  (2,627,207)
    (92,063)       (85,125)     (412,054)     (434,008)   (3,209,328)   (3,349,689)     (62,777)     (67,247)
 (1,125,756)       820,647    (4,274,636)      961,951   (25,267,443)  (10,337,251)    (257,236)  (2,646,323)
 (5,360,564)    (3,019,402)  (45,761,364)  (43,953,157) (131,874,486) (108,651,967)  (2,983,531)  (5,712,083)
 (1,686,818)     3,396,090    58,958,756    (9,237,884)  (52,512,063)  (80,815,894)     972,225   (4,097,360)
 36,668,859     33,272,769   782,551,616   791,789,500   668,173,906   748,989,800   22,936,039   27,033,399
$34,982,041    $36,668,859  $841,510,372  $782,551,616  $615,661,843  $668,173,906  $23,908,264  $22,936,039

     78,519        151,869     5,148,363    23,849,987     4,794,373     6,640,877       53,888       22,826
   (244,197)      (282,316)   (7,679,043)  (26,642,557)  (15,176,150)  (15,962,213)    (195,439)    (345,055)
   (165,678)      (130,447)   (2,530,680)   (2,792,570)  (10,381,777)   (9,321,336)    (141,551)    (322,229)

  The Alger Portfolios
-------------------------
     Alger Large Cap
   Growth Portfolio --
    Class I-2 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


  $(399,412)   $(383,117)
  1,196,748      396,818
  3,052,834     (900,538)
  2,536,803       92,553
  6,386,973     (794,284)

      9,728        3,478
   (323,016)    (507,142)
 (2,790,366)  (2,735,897)
    (36,448)     (40,660)
   (456,549)    (467,320)
 (3,596,651)  (3,747,541)
  2,790,322   (4,541,825)
 25,239,535   29,781,360
$28,029,857  $25,239,535

     44,416       26,730
   (187,592)    (211,372)
   (143,176)    (184,642)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 The Alger
                                          Portfolios (continued)               The Prudential Series Fund
                                         ------------------------- ---------------------------------------------------


                                                   Alger                   Jennison
                                                 Small Cap                20/20 Focus                Jennison
                                            Growth Portfolio --          Portfolio --              Portfolio --
                                             Class I-2 Shares           Class II Shares           Class II Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(280,757)   $(259,316)    $(90,934)    $(86,529)    $(75,691)    $(70,226)
Net realized gain (loss) on investments     (536,291)  (1,060,481)     642,170      340,009      293,457      139,182
Change in unrealized appreciation
(depreciation) on investments              5,422,799     (628,221)     884,555     (301,026)   1,199,674     (395,198)
Capital gain distribution                         --    2,590,269           --           --           --           --
Increase (decrease) in net assets from
operations                                 4,605,751      642,251    1,435,791      (47,546)   1,417,440     (326,242)

From capital transactions (note 4):
Net premiums                                  33,506       26,453        3,176        9,812       82,191      152,115
Death benefits                              (294,102)     (58,747)       8,781      (51,371)     (69,551)     (33,892)
Surrenders                                (2,184,659)  (1,509,337)    (438,920)    (432,035)    (172,005)    (378,041)
Administrative expenses                      (29,248)     (29,894)     (20,674)     (20,587)     (24,997)     (20,615)
Transfers between subaccounts
(including fixed account), net              (779,233)    (444,509)    (336,788)    (208,823)      69,942   (2,146,449)
Increase (decrease) in net assets from
capital transactions                      (3,253,736)  (2,016,034)    (784,425)    (703,004)    (114,420)  (2,426,882)
Increase (decrease) in net assets          1,352,015   (1,373,783)     651,366     (750,550)   1,303,020   (2,753,124)
Net assets at beginning of year           18,671,566   20,045,349    5,491,329    6,241,879    4,272,748    7,025,872
Net assets at end of year                $20,023,581  $18,671,566   $6,142,695   $5,491,329   $5,575,768   $4,272,748

Change in units (note 5):
Units purchased                               28,056       53,052       17,351       11,516       32,260       29,086
Units redeemed                              (184,120)    (178,663)     (46,585)     (38,924)     (36,779)    (127,971)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (156,064)    (125,611)     (29,234)     (27,408)      (4,519)     (98,885)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                   The Prudential Series Fund (continued)                       Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------
                                                                 SP
                                       SP                    Prudential                Wells Fargo
         Natural                  International             U.S. Emerging               VT Omega
        Resources                    Growth                    Growth                    Growth
      Portfolio --                Portfolio --              Portfolio --                 Fund --
     Class II Shares             Class II Shares           Class II Shares               Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31,  December 31,
    2017           2016         2017         2016         2017         2016         2017          2016
----------------------------------------------------------------------------------------------------------


  $(527,163)     $(380,840)     $(17)         $(24)       $(257)       $(230)      $(70,731)     $(39,727)
   (783,024)    (2,925,203)       (9)         (137)         337          257         (2,811)     (134,422)
  1,545,754      8,592,546       356            60        2,915          297      1,203,777       (34,840)
         --             --        --            --           --           --         75,637       148,883
    235,567      5,286,503       330          (101)       2,995          324      1,205,872       (60,106)

    123,962        233,422        --            --           --           --         13,010           626
    (57,502)           173        --            --           --           --         (1,922)      (24,096)
 (3,502,431)    (2,290,864)     (650)         (611)        (366)        (350)      (461,238)     (284,898)
   (267,420)      (187,138)       (4)           (6)         (27)         (28)       (21,818)       (8,702)
 13,003,328      4,505,756        --             1           (1)          --      4,937,864      (318,919)
  9,299,937      2,261,349      (654)         (616)        (394)        (378)     4,465,896      (635,989)
  9,535,504      7,547,852      (324)         (717)       2,601          (54)     5,671,768      (696,095)
 24,861,974     17,314,122     1,215         1,932       14,974       15,028      2,358,487     3,054,582
$34,397,478    $24,861,974      $891        $1,215      $17,575      $14,974     $8,030,255    $2,358,487

  2,935,533      2,365,366        --            --           --           --        217,858         1,567
 (1,345,077)    (1,844,703)      (52)          (57)         (15)         (18)       (26,669)      (35,994)
  1,590,456        520,663       (52)          (57)         (15)         (18)       191,189       (34,427)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2017

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance and the Vermont Insurance Division. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In Genworth's most recent joint filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third-party data administrator. Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

   On November 29, 2017, Genworth, the Parent and Merger Sub entered into a Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until April 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the second waiver and agreement extension, which extended the previous deadline of November 30, 2017, and allows additional time for regulatory reviews of the transaction. On March 27, 2018, Genworth, the Parent and Merger Sub entered into another Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the fourth waiver and agreement extension, which extended the previous deadline of April 1, 2018. In addition, Genworth and the Parent acknowledged that the Merger Agreement may be terminated, and the merger abandoned, at any time prior to July 1, 2018 by the board of directors of either Genworth or the Parent, if CFIUS notifies Genworth, the Parent and Merger Sub that it has completed its review of the Merger and the mitigation proposals presented by the parties, and intends to recommend that the President of the United States of America act to suspend or prohibit the merger or any of the other transactions contemplated by the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in all states, except New York, the District of Columbia and Bermuda.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Flexible Bond Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Flexible Bond Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Technology Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Technology Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Service Shares.

   On May 19, 2017, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   On May 1, 2017, Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares changed its name to Dreyfus -- The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.

   On April 28, 2017, Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Research Portfolio -- Institutional Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Institutional Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Service Shares changed its name to Janus Aspen Series -- Research Portfolio -- Service Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Service Shares.

   On April 28, 2017, Oppenheimer Variable Account Funds -- Oppenheimer Core Bond Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares.

   On April 28, 2017, State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Income V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Real Estate Securities Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Real Estate Securities V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- S&P 500(R) Index Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- S&P 500(R) Index V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Small-Cap Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Small-Cap Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- U.S. Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- U.S. Equity V.I.S. Fund -- Class 1 Shares.

   On May 1, 2016, Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio changed its name to Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund --
Class 2.

   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1.

   On April 15, 2016, Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   As of December 31, 2017, AIM Variable Insurance Funds -- Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2016 through December 31, 2017.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2016 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2017. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2017, and there were no transfers between Level 1 and Level 2 during 2017.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2017 were:

                           Cost of    Proceeds
                            Shares      from
Fund/Portfolio             Acquired  Shares Sold
--------------            ---------- -----------
AB Variable Products
  Series Fund, Inc.
  AB Balanced Wealth
   Strategy Portfolio --
   Class B............... $  728,650 $ 2,861,735
  AB Global Thematic
   Growth Portfolio --
   Class B...............  2,610,481     852,154
  AB Growth and Income
   Portfolio -- Class B..  8,918,628  10,180,391
  AB International Value
   Portfolio -- Class B..  3,803,349  49,873,223
  AB Large Cap Growth
   Portfolio -- Class B..  3,779,486   4,760,652
  AB Small Cap Growth
   Portfolio -- Class B..  1,068,629   1,880,755

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. American
   Franchise Fund --
   Series I shares........ $16,921,289 $ 2,159,182
  Invesco V.I. American
   Franchise Fund --
   Series II shares.......     629,755     580,035
  Invesco V.I. Comstock
   Fund -- Series II
   shares.................   5,320,809  63,941,641
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............  18,881,192  20,681,000
  Invesco V.I. Equity
   and Income Fund --
   Series II shares.......   3,046,434   3,490,955
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      34,353      71,699
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         719          40
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  18,197,948  12,235,808
  Invesco V.I. Managed
   Volatility Fund --
   Series I shares........          --          --
  Invesco V.I.
   Technology Fund --
   Series I shares........          --          --
  Invesco V.I. Value
   Opportunities Fund --
   Series II shares.......     352,500   1,538,897
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............   4,787,720  10,142,782
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........      66,206     305,869
  VP International Fund
   -- Class I.............     151,472     196,004
  VP Ultra(R) Fund --
   Class I................       3,290      15,377
  VP Value Fund --
   Class I................       1,305       4,084
BlackRock Variable
  Series Funds, Inc.
  BlackRock Advantage
   U.S. Total Market
   V.I. Fund --
   Class III Shares.......   1,631,105   1,972,143
  BlackRock Basic Value
   V.I. Fund --
   Class III Shares.......   6,531,765  27,593,147
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  14,596,819  54,717,404
  BlackRock Large Cap
   Focus Growth V.I.
   Fund -- Class III
   Shares.................   1,704,867     667,088
Columbia Funds Variable
  Series Trust II
  Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2........   1,586,313   3,858,211
  Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1........  46,536,824  18,247,352
Deutsche Variable Series
  I
  Deutsche Capital
   Growth VIP -- Class B
   Shares.................         738         196
Deutsche Variable Series
  II
  Deutsche CROCI(R) U.S.
   VIP -- Class B Shares..       1,292      13,731
  Deutsche Small Mid Cap
   Value VIP -- Class B
   Shares.................       1,074      10,536
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       2,774       7,388
  Dreyfus Variable
   Investment Fund --
   Government Money
   Market Portfolio.......   1,671,665   1,312,003
  The Dreyfus
   Sustainable U.S.
   Equity Portfolio,
   Inc. -- Initial Shares.     464,543     167,272
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  11,107,248   9,226,084
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Primary Shares.........   1,433,233   2,270,892
  Federated High Income
   Bond Fund II --
   Service Shares.........   1,638,240   2,956,252
  Federated Kaufmann
   Fund II -- Service
   Shares.................   2,307,452   3,589,314
  Federated Managed Tail
   Risk Fund II --
   Primary Shares.........     259,453     925,851
  Federated Managed
   Volatility Fund II.....     323,263     949,882

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class.................. $  6,295,054 $  6,725,324
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,336,856    2,747,425
  VIP Balanced Portfolio
   -- Service Class 2.....    8,534,667   14,552,201
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    8,894,724   21,459,934
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   37,687,231   29,565,062
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      211,050      454,232
  VIP Equity-Income
   Portfolio -- Initial
   Class..................    5,584,349   15,410,717
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   33,720,714   14,737,033
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    1,408,557    3,506,097
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    1,982,116    4,808,615
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    1,990,496    1,901,901
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................      716,076    1,446,353
  VIP Growth Portfolio
   -- Initial Class.......    5,904,133   10,206,067
  VIP Growth Portfolio
   -- Service Class 2.....    6,538,588    4,327,631
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   15,542,261   32,812,722
  VIP Mid Cap Portfolio
   -- Initial Class.......          861          232
  VIP Mid Cap Portfolio
   -- Service Class 2.....   13,857,332   36,116,442
  VIP Overseas Portfolio
   -- Initial Class.......    1,257,063    3,004,213
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      810,122      672,319
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Founding
   Funds Allocation VIP
   Fund -- Class 2 Shares.    8,288,392   15,278,978
  Franklin Income VIP
   Fund -- Class 2 Shares.   23,631,859   63,201,849
  Franklin Large Cap
   Growth VIP Fund --
   Class 2 Shares.........       15,549       36,085
  Franklin Mutual Shares
   VIP Fund -- Class 2
   Shares.................    1,590,348    2,582,839
  Templeton Foreign VIP
   Fund -- Class 1 Shares.      684,105    1,531,712
  Templeton Foreign VIP
   Fund -- Class 2 Shares.       94,291      556,227
  Templeton Global Bond
   VIP Fund -- Class 1
   Shares.................      456,216    1,442,656
  Templeton Growth VIP
   Fund -- Class 2 Shares.    2,952,808    1,856,222
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs
   Government Money
   Market Fund --
   Service Shares.........  181,381,760  189,291,837
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...    1,595,310    1,329,730
  Goldman Sachs Mid Cap
   Value Fund --
   Institutional Shares...    3,954,799   18,274,161
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      487,128      885,963
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................        7,566      354,285
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...      264,956       79,680
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       30,791       83,614
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...       67,159      351,501

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
Janus Aspen Series
  Janus Henderson
   Balanced Portfolio --
   Institutional Shares.. $ 3,093,568 $12,947,124
  Janus Henderson
   Balanced Portfolio --
   Service Shares........   7,912,206  19,683,716
  Janus Henderson
   Enterprise Portfolio
   -- Institutional
   Shares................   4,333,533   9,222,675
  Janus Henderson
   Enterprise Portfolio
   -- Service Shares.....     675,558     857,558
  Janus Henderson
   Flexible Bond
   Portfolio --
   Institutional Shares..   1,126,816   4,457,537
  Janus Henderson Forty
   Portfolio --
   Institutional Shares..   2,918,551   6,968,657
  Janus Henderson Forty
   Portfolio -- Service
   Shares................   1,684,279  31,200,828
  Janus Henderson Global
   Research Portfolio --
   Institutional Shares..   1,019,956   7,144,261
  Janus Henderson Global
   Research Portfolio --
   Service Shares........     237,844     743,149
  Janus Henderson Global
   Technology Portfolio
   -- Service Shares.....   2,388,444   2,156,200
  Janus Henderson
   Overseas Portfolio --
   Institutional Shares..   1,138,352   4,513,520
  Janus Henderson
   Overseas Portfolio --
   Service Shares........      42,744     392,639
  Janus Henderson
   Research Portfolio --
   Institutional Shares..   1,409,470   8,003,472
  Janus Henderson
   Research Portfolio --
   Service Shares........     172,220     818,031
Legg Mason Partners
  Variable Equity Trust
  ClearBridge Variable
   Aggressive Growth
   Portfolio -- Class II.     792,513   3,041,314
  ClearBridge Variable
   Dividend Strategy
   Portfolio -- Class I..     356,889     999,804
  ClearBridge Variable
   Dividend Strategy
   Portfolio -- Class II.   1,526,696   1,428,927
  ClearBridge Variable
   Large Cap Value
   Portfolio -- Class I..   3,208,056   2,880,735
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     690,937   1,022,464
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   1,730,571   2,467,411
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   4,441,286   8,871,495
  MFS(R) Utilities
   Series -- Service
   Class Shares..........   1,339,599   4,502,268
MFS(R) Variable
  Insurance Trust II
  MFS(R) Massachusetts
   Investors Growth
   Stock Portfolio --
   Service Class Shares..     829,454   1,429,604
  MFS(R) Strategic
   Income Portfolio --
   Service Class Shares..       2,009       5,841
Oppenheimer Variable
  Account Funds
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.   2,788,155   6,112,681
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     546,650     958,195
  Oppenheimer
   Conservative Balanced
   Fund/VA --
   Non-Service Shares....     906,932   1,987,228
  Oppenheimer
   Conservative Balanced
   Fund/VA -- Service
   Shares................   1,845,782   4,596,949
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA --
   Non-Service Shares....   2,809,841   4,237,097
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA -- Service
   Shares................   2,150,873   1,469,890
  Oppenheimer Global
   Fund/VA -- Service
   Shares................  15,851,255  20,920,663
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....     418,225     940,361
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  10,182,733  27,329,752
  Oppenheimer Main
   Street Small Cap
   Fund(R)/VA -- Service
   Shares................   8,290,196  17,918,311
  Oppenheimer Total
   Return Bond Fund/VA
   -- Non-Service Shares.   1,056,688   2,066,502
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   2,030,980   2,946,608
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........     290,506   1,064,902
  High Yield Portfolio
   -- Administrative
   Class Shares..........   7,040,964  11,971,929
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   5,968,506  10,417,034
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   7,875,772   9,304,093
  Total Return Portfolio
   -- Administrative
   Class Shares..........  22,659,036  54,603,334

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Rydex Variable Trust
  NASDAQ -- 100(R) Fund... $    721,957 $  3,561,878
State Street Variable
  Insurance Series
  Funds, Inc.
  Core Value Equity
   V.I.S. Fund --
   Class 1 Shares.........      423,362   12,500,280
  Income V.I.S. Fund --
   Class 1 Shares.........    1,123,687    5,000,099
  Premier Growth Equity
   V.I.S. Fund --
   Class 1 Shares.........    3,682,526    5,371,185
  Real Estate Securities
   V.I.S. Fund --
   Class 1 Shares.........    6,768,295   16,518,309
  S&P 500(R) Index
   V.I.S. Fund --
   Class 1 Shares.........   14,562,015   24,901,256
  Small-Cap Equity
   V.I.S. Fund --
   Class 1 Shares.........    5,786,886    8,424,358
  Total Return V.I.S.
   Fund -- Class 1 Shares.  121,724,333  142,582,334
  Total Return V.I.S.
   Fund -- Class 3 Shares.   90,162,716  207,635,855
  U.S. Equity V.I.S.
   Fund -- Class 1 Shares.    3,935,533    4,337,543
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio --
   Class I-2 Shares.......    3,697,289    5,156,455
  Alger Small Cap Growth
   Portfolio --
   Class I-2 Shares.......      678,673    4,212,746
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares.................      580,256    1,455,178
  Jennison Portfolio --
   Class II Shares........    1,020,757    1,249,473
  Natural Resources
   Portfolio -- Class II
   Shares.................   18,935,145   10,081,933
  SP International
   Growth Portfolio --
   Class II Shares........           --          672
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares.................           --          651
Wells Fargo Variable
  Trust
  Wells Fargo VT Omega
   Growth Fund -- Class 2.    5,152,977      726,600

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2017 and 2016 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2017 and were available to contract owners during 2017.

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund, Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2017........................... 1.45% to 2.55%  1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
   2015........................... 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013........................... 1.45% to 2.55%  1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
 AB Global Thematic Growth
   Portfolio -- Class B
   2017........................... 1.45% to 2.10%    235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%
   2015........................... 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013........................... 1.45% to 2.10%    262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
 AB Growth and Income
   Portfolio -- Class B
   2017........................... 1.15% to 2.30%  1,853,902 29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016........................... 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
   2015........................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014........................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013........................... 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
 AB International Value
   Portfolio -- Class B
   2017........................... 1.45% to 2.55%  4,197,680 12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016........................... 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
   2015........................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014........................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%    (7.82)% to   (8.85)%
   2013........................... 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
 AB Large Cap Growth Portfolio --
   Class B
   2017........................... 1.45% to 2.30%  1,136,185 31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016........................... 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%      0.87% to     0.01%
   2015........................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%      9.25% to     8.31%
   2014........................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013........................... 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
 AB Small Cap Growth Portfolio --
   Class B
   2017........................... 1.45% to 1.95%    291,390 22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016........................... 1.45% to 1.95%    328,225 17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
   2015........................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%    (2.96)% to   (3.45)%
   2014........................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%    (3.50)% to   (4.57)%
   2013........................... 1.45% to 1.95%  1,221,517 17.69 to 17.01 21,453   0.00%      43.23% to   42.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2017.............................. 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478   0.13%     26.39% to   24.99%
   2016.............................. 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%     1.50% to     0.38%
   2015.............................. 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%     4.22% to     3.06%
   2014.............................. 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%     7.63% to     6.43%
   2013.............................. 0.75% to 2.10%   675,995 13.49 to 13.19  8,936   0.43%     39.09% to   37.20%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2017.............................. 1.45% to 2.20%   225,446 29.16 to 22.85  5,477   0.00%     25.19% to   24.24%
   2016.............................. 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%      0.54% to  (0.22)%
   2015.............................. 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%      3.23% to    2.45%
   2014.............................. 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%      6.60% to    5.79%
   2013.............................. 1.45% to 2.20%   374,246 21.05 to 17.00  6,628   0.24%     37.77% to   36.72%
 Invesco V.I. Comstock Fund --
   Series II shares
   2017.............................. 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341   1.25%     15.88% to   14.82%
   2016.............................. 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%     15.30% to   14.01%
   2015.............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014.............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%     7.52% to     6.59%
   2013.............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2017.............................. 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%     12.33% to   10.30%
   2016.............................. 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%      9.44% to    7.46%
   2015.............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014.............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013.............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2017.............................. 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%      9.18% to    7.96%
   2016.............................. 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%     13.18% to   11.92%
   2015.............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014.............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013.............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2017.............................. 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%     11.10% to   10.26%
   2016.............................. 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%      0.35% to  (0.42)%
   2015.............................. 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%    (3.17)% to  (3.91)%
   2014.............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013.............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2017............................ 0.75% to 0.75%       327 17.14 to 17.14      6   2.16%       1.19% to    1.19%
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
   2013............................ 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%     (3.35)% to  (3.35)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
   2013............................ 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%      17.00% to   15.69%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013............................ 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013............................ 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2017............................ 1.45% to 2.20%    28,631 28.70 to 15.26    589   2.30%      18.74% to   17.84%
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013............................ 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%      33.85% to   33.04%
 VP International Fund -- Class I
   2017............................ 1.45% to 2.20%    35,443 25.38 to 11.10    621   0.81%      29.31% to   28.33%
   2016............................ 1.45% to 2.20%    36,661 19.63 to  8.65    507   1.17%     (6.87)% to  (7.57)%
   2015............................ 1.45% to 2.20%    46,651 21.07 to  9.36    684   0.39%     (0.70)% to  (1.46)%
   2014............................ 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013............................ 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 VP Ultra(R) Fund -- Class I
   2017........................... 1.85% to 2.05%      1,874 23.82 to 22.47      44   0.39%     29.79% to   29.52%
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%      2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%      4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%      8.40% to    7.58%
   2013........................... 1.45% to 2.05%      3,640 19.47 to 15.12      58   0.55%     35.09% to   34.27%
 VP Value Fund -- Class I
   2017........................... 1.45% to 1.45%      2,329 29.58 to 29.58      69   1.65%      7.18% to    7.18%
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%     18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%    (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%     11.44% to   11.44%
   2013........................... 1.45% to 1.45%      4,342 22.02 to 22.02      96   1.64%     29.82% to   29.82%
BlackRock Variable Series
  Funds, Inc.
 BlackRock Advantage U.S. Total
   Market V.I. Fund --
   Class III Shares
   2017........................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%     12.19% to   11.22%
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%     21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%    (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%      3.54% to    2.65%
   2013........................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%     40.02% to   38.82%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2017........................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%      6.45% to    5.27%
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%     16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%    (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%      8.04% to    7.11%
   2013........................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%     35.65% to   34.48%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2017........................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%     12.06% to   10.82%
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%      2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%    (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%      0.45% to  (0.67)%
   2013........................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%     12.76% to   11.50%
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares
   2017........................... 1.45% to 1.95%    169,025 25.17 to 23.20   4,130   0.00%     27.36% to   26.72%
   2016........................... 1.45% to 1.85%    148,951 19.76 to 18.77   2,900   0.44%      5.99% to    5.56%
   2015........................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%      1.03% to    0.62%
   2014........................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%     12.31% to   11.85%
   2013........................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%     31.64% to   31.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
Columbia Funds Variable Series
  Trust II
 Columbia Variable Portfolio --
   Select International Equity
   Fund -- Class 2
   2017.............................. 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%     25.34% to   24.27%
   2016 (4).......................... 1.45% to 2.40% 1,592,466  9.71 to  9.65 15,451   1.74%    (4.27)% to  (5.19)%
 Variable Portfolio -- Loomis Sayles
   Growth Fund -- Class 1
   2017.............................. 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499   0.00%     31.11% to   29.65%
   2016 (4).......................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%      6.77% to    5.86%
Deutsche Variable Series I
 Deutsche Capital Growth VIP --
   Class B Shares
   2017.............................. 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%     24.14% to   24.08%
   2016.............................. 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%      2.49% to    2.44%
   2015.............................. 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%      6.76% to    6.70%
   2014.............................. 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%     11.03% to   10.98%
   2013.............................. 1.45% to 1.50%       611 13.26 to 13.24      8   0.93%     32.25% to   32.18%
Deutsche Variable Series II
 Deutsche CROCI(R) U.S. VIP --
   Class B Shares
   2017.............................. 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%     20.68% to   19.95%
   2016.............................. 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%    (6.00)% to  (6.57)%
   2015.............................. 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%    (8.51)% to  (9.07)%
   2014.............................. 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%      8.76% to    8.09%
   2013.............................. 1.45% to 2.05%     6,444 12.69 to 12.48     81   1.68%     28.65% to   27.87%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2017.............................. 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%      8.54% to    7.88%
   2016.............................. 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%     14.79% to   14.09%
   2015.............................. 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%    (3.63)% to  (4.22)%
   2014.............................. 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%      3.57% to    2.94%
   2013.............................. 1.45% to 2.05%     1,571 31.20 to 16.83     44   0.95%     32.74% to   31.94%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2017.............................. 1.45% to 1.45%     3,277 34.15 to 34.15    112   1.06%     13.71% to   13.71%
   2016.............................. 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%     13.80% to   13.80%
   2015.............................. 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%    (3.70)% to  (3.70)%
   2014.............................. 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%     10.47% to   10.47%
   2013.............................. 1.45% to 1.45%     4,241 24.81 to 24.81    105   1.38%     33.04% to   33.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2017.............................. 1.45% to 2.05%   105,919  9.44 to  8.84    987   0.35%    (1.11)% to  (1.71)%
   2016.............................. 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%    (1.43)% to  (2.03)%
   2015.............................. 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%    (1.45)% to  (2.05)%
   2014.............................. 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%    (1.46)% to  (2.06)%
   2013.............................. 1.45% to 2.05%   100,946  9.98 to  9.57    986   0.00%    (1.45)% to  (2.05)%
 The Dreyfus Sustainable U.S.
   Equity Portfolio, Inc. -- Initial
   Shares
   2017.............................. 1.50% to 1.70%   498,511 12.78 to 12.33  6,375   1.13%     13.61% to   13.38%
   2016.............................. 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%      8.72% to    8.50%
   2015.............................. 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%    (4.60)% to  (5.32)%
   2014.............................. 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%     11.81% to   10.96%
   2013.............................. 1.50% to 1.70%   521,926  9.71 to  9.45  5,075   1.21%     32.33% to   32.06%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2017.............................. 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%      1.93% to    0.79%
   2016.............................. 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%      7.37% to    6.18%
   2015.............................. 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%    (2.43)% to  (3.52)%
   2014.............................. 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%    (0.89)% to  (1.99)%
   2013.............................. 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%      2.34% to    1.20%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2017.............................. 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%      5.71% to    5.24%
   2016.............................. 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%     13.50% to   12.99%
   2015.............................. 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%    (3.69)% to  (4.13)%
   2014.............................. 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%      1.51% to    1.05%
   2013.............................. 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%      5.76% to    5.28%
 Federated High Income Bond
   Fund II -- Service Shares
   2017.............................. 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%      5.02% to    4.12%
   2016.............................. 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%     12.87% to   11.90%
   2015.............................. 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%    (4.13)% to  (4.96)%
   2014.............................. 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%      0.94% to    0.07%
   2013.............................. 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%      5.18% to    4.27%
 Federated Kaufmann Fund II --
   Service Shares
   2017.............................. 1.45% to 2.30%   565,395 36.55 to 21.29 18,972   0.00%     26.12% to   25.04%
   2016.............................. 1.45% to 2.40%   669,966 28.98 to 13.39 17,713   0.00%      1.92% to    0.94%
   2015.............................. 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%      4.61% to    3.61%
   2014.............................. 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%      7.85% to    6.81%
   2013.............................. 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%     37.65% to   36.33%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net    Investment
                                      % of Average                           Assets    Income
                                     Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------- ---------- -------------------
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2017............................. 1.15% to 1.60%   434,550 11.92 to 11.51   5,058   1.65%      9.68% to    9.18%
   2016............................. 1.15% to 1.60%   496,284 10.87 to 10.54   5,284   1.81%    (5.30)% to  (5.72)%
   2015............................. 1.15% to 1.60%   554,124 11.48 to 11.18   6,250   1.72%    (7.37)% to  (7.79)%
   2014............................. 1.15% to 1.60%   622,189 12.39 to 12.12   7,599   1.82%    (2.11)% to  (2.55)%
   2013............................. 1.15% to 1.60%   720,576 12.66 to 12.44   9,018   1.03%     15.11% to   14.59%
 Federated Managed Volatility
   Fund II
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33   5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015............................. 1.15% to 1.60%   340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
   2013............................. 1.15% to 1.60%   468,497 27.30 to 13.38   9,574   2.90%     20.34% to   19.80%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75  44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015............................. 1.15% to 1.60% 1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013............................. 1.15% to 1.60% 1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59   6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015............................. 1.45% to 2.30%   603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014............................. 1.45% to 2.30%   720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013............................. 1.45% to 2.30%   852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
 VIP Balanced Portfolio -- Service
   Class 2
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04  68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015............................. 1.45% to 2.55% 4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014............................. 1.45% to 2.55% 5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013............................. 1.45% to 2.55% 6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2017............................. 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146   0.98%     20.48% to   19.94%
   2016............................. 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015............................. 1.15% to 1.60% 2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014............................. 1.15% to 1.60% 3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013............................. 1.15% to 1.60% 3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- -------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.55%  6,330,228  34.97 to 16.70 149,150   0.77%     19.83% to   18.50%
   2016......................... 1.45% to 2.55%  5,987,180  29.18 to 14.09 121,938   0.44%      6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480  27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759  27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173  25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2017......................... 1.45% to 1.70%     79,730  31.37 to 30.22   2,466   0.62%     21.72% to   21.41%
   2016......................... 1.45% to 1.70%     93,114  25.77 to 24.89   2,362   0.70%      1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997  25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092  25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851  23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
 VIP Equity-Income Portfolio --
   Initial Class
   2017......................... 1.15% to 1.60%  1,439,981 102.66 to 20.36  83,586   1.67%     11.60% to   11.10%
   2016......................... 1.15% to 1.60%  1,699,936  91.99 to 18.32  86,520   2.24%     16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908  78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456  83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013......................... 1.15% to 1.60%  2,651,068  77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
 VIP Equity-Income Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.55%  4,115,160  25.90 to 12.83  77,518   1.58%     11.02% to    9.79%
   2016......................... 1.45% to 2.40%  2,765,882  23.33 to 11.86  52,129   1.37%     16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938  20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101  21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013......................... 1.45% to 2.55% 10,658,918  19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
 VIP Growth & Income
   Portfolio -- Initial Class
   2017......................... 0.75% to 1.60%    753,630  23.82 to 19.78  21,216   1.24%      16.02% to  15.04%
   2016......................... 0.75% to 1.60%    861,702  20.53 to 17.20  20,834   1.66%      15.21% to  14.23%
   2015......................... 0.75% to 1.60%    988,658  17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410  18.37 to 15.65  25,427   1.69%       9.64% to   8.71%
   2013......................... 0.75% to 1.60%  1,328,374  16.75 to 14.40  26,538   1.85%      32.56% to  31.43%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%     14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%     14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172  19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786  20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013......................... 1.45% to 1.95%  1,294,015  19.11 to 16.11  19,438   1.64%     31.32% to   30.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- -------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%     33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%    (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694  16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257  16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013......................... 0.75% to 1.60%    757,951  14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%     32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%    (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169  16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927  16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013......................... 1.45% to 2.55%  2,116,562  14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
 VIP Growth Portfolio --
   Initial Class
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%     33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%    (0.36)% to  (0.80)%
   2015......................... 1.15% to 1.60%  1,458,117  97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014......................... 1.15% to 1.60%  1,653,644  91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013......................... 1.15% to 1.60%  1,949,834  83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
 VIP Growth Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%     32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%    (0.90)% to  (1.76)%
   2015......................... 1.45% to 2.30%  1,583,867  23.66 to 17.34  23,366   0.03%      5.35% to    4.45%
   2014......................... 1.45% to 2.30%  1,784,045  22.46 to 16.60  24,952   0.00%      9.40% to    8.46%
   2013......................... 1.45% to 2.30%  1,972,296  20.53 to 15.31  25,263   0.05%     34.03% to   32.87%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%      2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%      2.97% to    1.82%
   2015......................... 1.45% to 2.55% 11,150,979  12.50 to 11.34 136,060   2.57%    (2.29)% to  (3.38)%
   2014......................... 1.45% to 2.55%  7,898,918  12.80 to 11.74  98,977   1.79%      4.09% to    2.92%
   2013......................... 1.45% to 2.55%  9,956,962  12.29 to 11.41 120,149   2.01%    (3.49)% to  (4.57)%
 VIP Mid Cap Portfolio --
   Initial Class
   2017......................... 0.75% to 0.75%        271  49.13 to 49.13      13   0.71%     19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268  40.98 to 40.98      11   0.52%     11.39% to   11.39%
   2015......................... 0.75% to 0.75%        281  36.78 to 36.78      10   0.40%    (2.13)% to  (2.13)%
   2014......................... 0.75% to 0.75%        654  37.58 to 37.58      25   0.25%      5.49% to    5.49%
   2013......................... 0.75% to 0.75%        835  35.63 to 35.63      30   0.47%     35.21% to   35.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                     Expense as a                             Net    Investment
                                     % of Average                            Assets    Income
                                    Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                    -------------- ---------- -------------- ------- ---------- -------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2017............................ 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568    0.47%    19.15% to   17.47%
   2016............................ 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193    0.33%    10.64% to    9.08%
   2015............................ 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030    0.22%   (2.76)% to  (4.14)%
   2014............................ 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781    0.02%     4.81% to    3.33%
   2013............................ 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779    0.26%    34.31% to   32.41%
 VIP Overseas Portfolio --
   Initial Class
   2017............................ 0.75% to 1.60%    582,607 16.30 to 16.53  17,614    1.40%    29.31% to   28.21%
   2016............................ 0.75% to 1.60%    654,951 12.60 to 12.89  15,403    1.36%   (5.77)% to  (6.57)%
   2015............................ 0.75% to 1.60%    762,153 13.37 to 13.80  19,244    1.30%     2.85% to    1.97%
   2014............................ 0.75% to 1.60%    858,699 13.00 to 13.53  20,923    1.26%   (8.77)% to  (9.55)%
   2013............................ 0.75% to 1.60%    980,163 14.25 to 14.96  26,593    1.36%    29.46% to   28.36%
 VIP Value Strategies Portfolio --
   Service Class 2
   2017............................ 1.45% to 1.85%    115,318 22.81 to 21.58   2,609    1.23%    17.36% to   16.89%
   2016............................ 1.45% to 2.20%    139,915 19.44 to 18.27   2,693    0.86%     7.69% to    6.87%
   2015............................ 1.45% to 2.20%    166,905 18.05 to 17.10   2,983    0.39%   (4.59)% to  (5.32)%
   2014............................ 1.45% to 2.20%    432,519 18.92 to 18.06   8,129    0.68%     4.97% to    4.17%
   2013............................ 1.45% to 2.20%    698,052 18.02 to 17.34  12,418    0.81%    28.30% to   27.32%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2017............................ 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021    2.66%    10.36% to    9.13%
   2016............................ 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692    3.89%    11.54% to   10.30%
   2015............................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%   (7.57)% to  (8.61)%
   2014............................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%     1.36% to    0.23%
   2013............................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%    21.98% to   20.62%
 Franklin Income VIP Fund --
   Class 2 Shares
   2017............................ 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896    4.16%     8.09% to    6.88%
   2016............................ 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404    5.01%    12.37% to   11.12%
   2015............................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%   (8.40)% to  (9.43)%
   2014............................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%     3.10% to    1.95%
   2013............................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%    12.29% to   11.04%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2017............................ 1.45% to 2.05%      7,145 25.40 to 19.17     176    0.62%    26.26% to   25.49%
   2016............................ 1.45% to 2.05%      8,656 20.12 to 15.28     168    0.00%   (3.21)% to  (3.80)%
   2015............................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%     4.09% to    3.46%
   2014............................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%    10.83% to   10.16%
   2013............................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%    26.77% to   26.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2017.......................... 1.45% to 2.30%    807,265 24.39 to 14.23  15,618   2.22%       6.78% to    5.86%
   2016.......................... 1.45% to 2.40%    899,932 22.84 to 11.63  16,318   1.97%      14.38% to   13.28%
   2015.......................... 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240   3.02%     (6.32)% to  (7.22)%
   2014.......................... 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991   1.95%       5.57% to    4.55%
   2013.......................... 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576   2.05%      26.40% to   25.18%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2017.......................... 0.75% to 1.60%    455,848 17.71 to 15.84   7,353   2.75%      16.14% to   15.16%
   2016.......................... 1.15% to 1.60%    520,746 14.52 to 13.75   7,303   2.15%       6.25% to    5.78%
   2015.......................... 1.15% to 1.60%    560,407 13.67 to 13.00   7,415   3.52%     (7.39)% to  (7.80)%
   2014.......................... 1.15% to 1.60%    626,738 14.76 to 14.10   8,978   2.13%    (11.91)% to (12.31)%
   2013.......................... 1.15% to 1.60%    704,377 16.76 to 16.08  11,488   2.53%      21.86% to   21.31%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2017.......................... 1.45% to 2.20%     42,788 23.42 to 10.18     682   2.22%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%     76,618  20.37 to 8.92   1,035   1.96%       5.63% to    4.82%
   2015.......................... 1.45% to 2.20%     86,044  19.28 to 8.51   1,101   3.08%     (7.85)% to  (8.55)%
   2014.......................... 1.45% to 2.20%     95,930  20.92 to 9.31   1,342   1.82%    (12.42)% to (13.09)%
   2013.......................... 1.45% to 2.20%     94,061 23.89 to 10.71   1,541   2.41%      21.19% to   20.27%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2017.......................... 1.15% to 1.40%    318,265 18.66 to 18.06   5,797   0.00%       0.98% to    0.73%
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
   2013.......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%       0.72% to    0.46%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2017.......................... 1.45% to 2.20%    889,619 13.61 to 12.45  11,558   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
   2013.......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%      28.92% to   27.94%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2017.......................... 0.75% to 2.55% 13,526,631   9.66 to 8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505   9.68 to 8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855   9.75 to 9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706   9.82 to 9.40 158,168   0.01%     (0.74)% to  (2.54)%
   2013.......................... 0.75% to 2.55% 17,668,537   9.90 to 9.64 172,860   0.01%     (0.74)% to  (2.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2017........................... 1.15% to 1.60%   385,587 18.46 to 17.56  7,080   1.58%       8.60% to    8.11%
   2016........................... 1.15% to 1.60%   440,569 17.00 to 16.24  7,464   2.05%      10.30% to    9.80%
   2015........................... 1.15% to 1.60%   540,209 15.41 to 14.79  8,322   1.35%     (5.51)% to  (5.94)%
   2014........................... 1.15% to 1.60%   631,084 16.31 to 15.73 10,331   1.32%      11.64% to   11.13%
   2013........................... 1.15% to 1.60%   772,229 14.61 to 14.15 11,349   1.19%      31.70% to   31.11%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2017........................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934   0.61%       9.80% to    8.52%
   2016........................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961   1.43%      12.23% to   10.93%
   2015........................... 1.15% to 2.30% 1,386,533 33.96 to 15.69 43,127   0.35%    (10.29)% to (11.33)%
   2014........................... 1.15% to 2.30% 1,835,320 37.85 to 17.70 59,983   0.99%      12.26% to   10.96%
   2013........................... 1.15% to 2.30% 1,995,853 33.72 to 15.95 60,621   0.81%      31.37% to   29.84%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2017........................... 1.45% to 2.20%   248,134 14.35 to 12.48  3,406   2.52%       2.07% to    1.30%
   2016........................... 1.45% to 2.20%   278,782 14.06 to 12.32  3,768   2.62%       0.64% to  (0.12)%
   2015........................... 1.45% to 2.20%   286,159 13.97 to 12.34  3,859   4.24%     (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%   233,274 14.02 to 12.48  3,179   3.84%       3.40% to    2.61%
   2013........................... 1.45% to 2.20%   267,217 13.56 to 12.16  3,539   4.79%     (2.90)% to  (3.64)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    15,289 33.68 to 10.80    295   0.91%      12.12% to   11.74%
   2016........................... 1.45% to 2.05%     3,206 30.04 to 28.67     95   0.88%      13.04% to   12.35%
   2015........................... 1.45% to 2.05%     3,695 26.58 to 25.52     97   1.01%     (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%     3,942 27.71 to 26.76    108   0.78%      13.44% to   12.75%
   2013........................... 1.45% to 2.05%     4,772 24.42 to 23.73    115   1.06%      30.38% to   29.59%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    10,889 34.11 to 13.17    208   0.32%      13.56% to   12.70%
   2016........................... 1.45% to 2.20%    13,229 30.04 to 11.69    231   0.02%      18.48% to   38.30%
   2015........................... 1.45% to 1.45%       292 25.35 to 25.35      7   0.14%     (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%       292 27.16 to 27.16      8   0.11%       8.01% to    8.01%
   2013........................... 1.45% to 1.45%     1,851 25.15 to 25.15     47   0.69%      40.23% to   40.23%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    47,172 25.14 to 19.79  1,129   0.88%      20.56% to   19.65%
   2016........................... 1.45% to 2.20%    59,840 20.85 to 16.54  1,196   0.95%       9.33% to    8.50%
   2015........................... 1.45% to 2.20%    63,151 19.07 to 15.25  1,158   1.16%     (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%    70,097 19.19 to 15.46  1,294   0.94%      12.25% to   11.40%
   2013........................... 1.45% to 2.20%    83,693 17.09 to 13.88  1,382   1.33%      34.24% to   33.22%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net    Investment
                                       % of Average                           Assets    Income
                                      Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60% 1,754,161 61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016.............................. 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
   2015.............................. 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014.............................. 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
   2013.............................. 1.15% to 1.60% 3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016.............................. 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
   2015.............................. 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014.............................. 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
   2013.............................. 1.45% to 2.55% 8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60%   891,322 96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016.............................. 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
   2015.............................. 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014.............................. 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
   2013.............................. 1.15% to 1.60% 1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2017.............................. 1.50% to 1.70%   354,600 14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592 10.18 to  9.88   4,893   0.03%     10.56% to   10.33%
   2013.............................. 1.50% to 1.70%   484,698  9.21 to  8.96   4,979   0.37%     30.06% to   29.80%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2017.............................. 0.75% to 1.60%   477,104 22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34  14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
   2013.............................. 0.75% to 1.60%   707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
 Janus Henderson Forty Portfolio
   -- Institutional Shares
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75  35,582   0.00%     29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64  32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%
   2013.............................. 0.75% to 1.60% 1,538,511 16.43 to 18.21  43,191   0.71%     30.24% to   29.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
 Janus Henderson Global
   Technology Portfolio -- Service
   Shares
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013.............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Janus Henderson Research Portfolio
   -- Institutional Shares
   2017............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%     26.41% to   25.85%
   2016............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%    (0.66)% to  (1.10)%
   2015............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%      4.13% to    3.66%
   2014............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%     11.69% to   11.19%
   2013............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%     28.84% to   28.26%
 Janus Henderson Research Portfolio
   -- Service Shares
   2017............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%     25.65% to   25.39%
   2016............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%    (1.23)% to  (1.43)%
   2015............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%      3.50% to    3.29%
   2014............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%     11.04% to   10.82%
   2013............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%     28.05% to   27.79%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2017............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%     14.31% to   13.33%
   2016............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%    (0.52)% to  (1.38)%
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%    (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%     18.33% to   17.31%
   2013............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%     45.23% to   43.98%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2017............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%     17.81% to   17.28%
   2016............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%     13.67% to   13.16%
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%    (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%     12.31% to   11.80%
   2013............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%     24.49% to   23.93%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2017............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%     17.29% to   16.10%
   2016............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%     13.12% to   11.98%
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%    (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%     11.84% to   10.70%
   2013............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%     23.86% to   22.61%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%    (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%     10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%     30.85% to   30.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%      21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%       6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
 MFS(R) New Discovery Series --
   Service Class Shares
   2017............................. 1.15% to 2.30%   648,451 35.60 to 23.59 14,585   0.00%      24.88% to   23.44%
   2016............................. 1.15% to 2.30%   663,903 28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
 MFS(R) Total Return Series --
   Service Class Shares
   2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828   2.15%      10.41% to    9.18%
   2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
 MFS(R) Utilities Series -- Service
   Class Shares
   2017............................. 1.45% to 2.20%   564,347 42.04 to 24.27 15,293   3.90%      12.84% to   11.98%
   2016............................. 1.45% to 2.20%   700,916 37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2017............................. 1.45% to 2.30%   649,434 12.81 to 12.51  8,292   0.42%      26.25% to   25.16%
   2016............................. 1.45% to 2.30%   728,673 10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service
   Class Shares
   2017............................. 1.45% to 1.45%     2,592 11.09 to 11.09     29   4.37%       4.35% to    4.35%
   2016............................. 1.45% to 1.45%     3,021 10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units     Unit Value     000s  Ratio (2)   Total Return (3)
                                   -------------- --------- --------------- ------ ---------- -------------------
Oppenheimer Variable Account
  Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2017........................... 1.15% to 1.60%   581,375 113.36 to 20.66 28,780   0.23%     25.38% to   24.81%
   2016........................... 1.15% to 1.60%   683,004  90.41 to 16.55 27,894   0.41%    (3.33)% to  (3.76)%
   2015........................... 1.15% to 1.60%   784,080  93.52 to 17.20 32,998   0.09%      2.35% to    1.89%
   2014........................... 1.15% to 1.60%   897,175  91.37 to 16.88 36,968   0.45%     14.08% to   13.57%
   2013........................... 1.15% to 1.60% 1,049,031  80.09 to 14.87 37,612   0.98%     28.25% to   27.67%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2017........................... 1.45% to 2.10%   207,692  25.07 to 18.05  4,645   0.01%     24.68% to   23.86%
   2016........................... 1.45% to 2.10%   243,018  20.11 to 14.57  4,386   0.11%    (3.84)% to  (4.47)%
   2015........................... 1.45% to 2.10%   310,174  20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014........................... 1.45% to 2.10%   354,443  20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013........................... 1.45% to 2.10%   416,579  18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2017........................... 1.15% to 1.60%   349,035  50.23 to 15.38 10,783   1.95%      8.00% to    7.51%
   2016........................... 1.15% to 1.60%   375,945  46.51 to 14.30 11,158   2.39%      4.05% to    3.58%
   2015........................... 1.15% to 1.60%   402,826  44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014........................... 1.15% to 1.60%   461,073  44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013........................... 1.15% to 1.60%   533,854  41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Service Shares
   2017........................... 1.45% to 2.55% 1,871,679  13.13 to  9.12 20,762   1.74%      7.37% to    6.18%
   2016........................... 1.45% to 2.55% 2,125,261  12.22 to  8.59 22,007   2.17%      3.44% to    2.29%
   2015........................... 1.45% to 2.55% 2,185,061  11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014........................... 1.45% to 2.55% 2,531,912  11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013........................... 1.45% to 2.55% 3,004,910  11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Non-Service Shares
   2017........................... 1.15% to 1.60%   432,839  99.77 to 20.09 24,387   0.03%     27.31% to   26.74%
   2016........................... 1.15% to 1.60%   507,574  78.37 to 15.85 22,242   0.00%      1.16% to    0.70%
   2015........................... 1.15% to 1.60%   585,281  77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014........................... 1.15% to 1.60%   647,143  73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013........................... 1.15% to 1.60%   785,237  70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Service Shares
   2017........................... 1.45% to 1.70%   297,883  28.45 to 27.32  8,383   0.00%     26.60% to   26.28%
   2016........................... 1.45% to 1.70%   293,900  22.48 to 21.63  6,550   0.00%      0.60% to    0.35%
   2015........................... 1.45% to 1.85%   336,364  22.34 to 16.95  7,457   0.00%      4.81% to    4.38%
   2014........................... 1.45% to 1.85%   147,843  21.32 to 16.23  3,123   0.00%      3.99% to    3.57%
   2013........................... 1.45% to 1.85%   167,844  20.50 to 15.67  3,411   0.00%     33.66% to   33.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Global Fund/VA --
   Service Shares
   2017........................ 1.45% to 2.55% 3,989,415 37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013........................ 1.45% to 2.55% 6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2017........................ 1.15% to 1.60%   317,036 10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013........................ 1.15% to 1.60%   604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2017........................ 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013........................ 1.45% to 2.55% 8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
 Oppenheimer Main Street
   Small Cap Fund(R)/VA --
   Service Shares
   2017........................ 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013........................ 1.45% to 2.55% 6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
 Oppenheimer Total Return
   Bond Fund/VA --
   Non-Service Shares
   2017........................ 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016........................ 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
   2015........................ 1.15% to 1.60%   642,440 27.22 to 11.46  11,554   4.07%     (0.20)% to  (0.65)%
   2014........................ 1.15% to 1.60%   732,970 27.28 to 11.54  13,217   5.33%       6.03% to    5.55%
   2013........................ 1.15% to 1.60%   873,493 25.73 to 10.93  14,939   5.09%     (1.25)% to  (1.69)%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2017........................ 1.45% to 1.95%   475,796 15.61 to 14.63   7,232   4.31%      11.74% to   11.17%
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013........................ 1.45% to 2.20%   961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2017........................ 1.50% to 1.70%    117,382 19.97 to 19.27   2,313   4.03%       1.23% to    1.02%
   2016........................ 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%       4.88% to    4.67%
   2015........................ 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014........................ 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013........................ 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
 High Yield Portfolio --
   Administrative Class Shares
   2017........................ 1.45% to 2.55%  2,282,326 21.31 to 14.19  43,833   4.87%       5.07% to    3.90%
   2016........................ 1.45% to 2.55%  2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013........................ 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2017........................ 1.45% to 2.55%  1,706,498 20.00 to 15.95  34,651   2.17%       7.38% to    6.18%
   2016........................ 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%     (0.78)% to  (1.89)%
   2015........................ 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014........................ 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013........................ 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
 Low Duration Portfolio --
   Administrative Class Shares
   2017........................ 1.45% to 2.55%  3,735,829 12.36 to 10.59  43,446   1.34%     (0.12)% to  (1.23)%
   2016........................ 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%     (0.06)% to  (1.17)%
   2015........................ 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014........................ 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013........................ 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
 Total Return Portfolio --
   Administrative Class Shares
   2017........................ 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%       3.71% to    2.25%
   2016........................ 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%       1.50% to    0.07%
   2015........................ 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014........................ 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013........................ 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2017........................ 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%      29.23% to   28.70%
   2016........................ 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%       4.45% to    4.03%
   2015........................ 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014........................ 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013........................ 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                              Net     Investment
                                   % of Average                             Assets     Income
                                  Net Assets (1)   Units      Unit Value     000s    Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- --------- ---------- -------------------
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30%  1,252,511 17.98 to 11.35    18,445   1.97%      2.47% to    0.88%
   2016.......................... 0.75% to 2.30%  1,513,016 17.54 to 11.25    22,059   1.74%      2.21% to    0.62%
   2015.......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26    24,410   2.10%    (1.17)% to  (2.76)%
   2014.......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58    28,535   2.17%      4.33% to    2.65%
   2013.......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28    30,652   2.40%    (2.08)% to  (3.66)%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 0.75% to 2.10%  1,281,157 24.49 to 22.58    30,374   0.31%     27.38% to   25.66%
   2016.......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97    27,772   0.49%      1.70% to    0.32%
   2015.......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91    30,959   0.46%      2.52% to    1.13%
   2014.......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71    33,758   0.47%     13.20% to   11.66%
   2013.......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86    34,859   0.54%     33.87% to   32.05%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 0.75% to 2.55%  1,424,736 55.18 to 14.57    49,404   1.54%      5.05% to    3.15%
   2016.......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12    58,910   2.31%      7.19% to    5.26%
   2015.......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42    63,576   1.69%      3.78% to    1.90%
   2014.......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17    73,692   1.64%     30.91% to   28.54%
   2013.......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24    82,755   1.57%      1.83% to  (0.02)%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30%  5,498,219 21.65 to 20.93   158,837   1.76%     20.60% to   18.72%
   2016.......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63   147,455   1.87%     10.78% to    9.05%
   2015.......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81   145,375   2.15%      0.32% to  (1.30)%
   2014.......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01   165,498   1.60%     12.43% to   10.62%
   2013.......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85   169,583   1.73%     30.98% to   28.61%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24    34,982   0.00%     11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29    36,669   0.00%     22.34% to   20.93%
   2015.......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95    33,273   0.00%    (5.23)% to  (6.33)%
   2014.......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03    37,546   0.00%      2.58% to    1.38%
   2013.......................... 1.15% to 2.30%  1,675,499 28.20 to 16.80    43,824   0.00%     35.31% to   33.74%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02   841,510   2.01%     14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30   782,552   1.87%      5.55% to    3.91%
   2015.......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80   791,790   1.68%    (1.87)% to  (3.41)%
   2014.......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25   922,904   1.64%      4.53% to    2.90%
   2013.......................... 0.75% to 2.30% 67,335,272 16.46 to 12.88 1,025,906   1.48%     14.07% to   12.29%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 Total Return V.I.S. Fund --
   Class 3 Shares
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%     13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%      4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%    (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%      3.55% to    2.39%
   2013.......................... 1.45% to 2.55% 87,086,756 12.42 to 10.37 988,824   1.22%     12.98% to   11.72%
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 1.85%  1,122,669 22.38 to 21.09  23,908   0.75%     19.02% to   17.70%
   2016.......................... 0.75% to 1.85%  1,264,220 18.80 to 17.92  22,936   1.13%      8.49% to    7.29%
   2015.......................... 0.75% to 1.85%  1,586,449 17.33 to 16.70  27,033   1.04%    (3.04)% to  (4.11)%
   2014.......................... 0.75% to 1.85%  1,698,913 17.87 to 17.41  30,273   0.92%     11.93% to   10.69%
   2013.......................... 0.75% to 1.85%  1,844,437 15.97 to 15.73  29,293   0.95%     32.91% to   31.44%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2017.......................... 1.15% to 1.60%  1,088,395 40.99 to 17.28  28,030   0.00%     26.99% to   26.42%
   2016.......................... 1.15% to 1.60%  1,231,571 32.28 to 13.67  25,240   0.00%    (1.97)% to  (2.41)%
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%      0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%      9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%     33.53% to   32.92%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2017.......................... 1.15% to 1.60%    846,955 27.31 to 20.04  20,024   0.00%     27.26% to   26.68%
   2016.......................... 1.15% to 1.60%  1,003,019 21.46 to 15.82  18,672   0.00%      5.02% to    4.55%
   2015.......................... 1.15% to 1.60%  1,128,630 20.44 to 15.13  20,045   0.00%    (4.43)% to  (4.86)%
   2014.......................... 1.15% to 1.60%  1,285,786 21.39 to 15.90  24,154   0.00%    (0.72)% to  (1.17)%
   2013.......................... 1.15% to 1.60%  1,585,723 21.54 to 16.09  30,091   0.00%     32.72% to   32.12%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio
   -- Class II Shares
   2017.......................... 1.45% to 2.30%    184,615 36.54 to 20.95   6,143   0.00%     27.87% to   26.77%
   2016.......................... 1.45% to 2.30%    213,849 28.57 to 16.53   5,491   0.00%    (0.23)% to  (1.09)%
   2015.......................... 1.45% to 2.30%    241,257 28.64 to 16.71   6,242   0.00%      4.33% to    3.43%
   2014.......................... 1.45% to 2.30%    282,631 27.45 to 16.16   7,005   0.00%      5.16% to    4.25%
   2013.......................... 1.45% to 2.55%    363,002 26.11 to 12.27   8,618   0.00%     27.48% to   26.05%
 Jennison Portfolio --
   Class II Shares
   2017.......................... 1.45% to 2.30%    163,659 35.81 to 23.67   5,576   0.00%     34.16% to   33.01%
   2016.......................... 1.45% to 2.30%    168,178 26.69 to 17.80   4,273   0.00%    (2.72)% to  (3.55)%
   2015.......................... 1.45% to 2.30%    267,063 27.44 to 18.45   7,026   0.00%      9.42% to    8.48%
   2014.......................... 1.45% to 2.30%    112,321 25.07 to 17.01   2,549   0.00%      7.99% to    7.06%
   2013.......................... 1.45% to 2.30%    137,841 23.22 to 15.89   2,876   0.00%     35.12% to   33.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                            Net   Investment
                                  % of Average                           Assets   Income
                                 Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2017......................... 1.45% to 2.55% 4,833,745 14.37 to  6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016......................... 1.45% to 2.55% 3,243,289 14.66 to  6.59 24,862   0.00%      23.02% to   21.65%
   2015......................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014......................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013......................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
 SP International Growth
   Portfolio -- Class II Shares
   2017......................... 1.55% to 1.55%        63 14.16 to 14.16      1   0.00%      33.33% to   33.33%
   2016......................... 1.55% to 1.55%       115 10.62 to 10.62      1   0.00%     (5.64)% to  (5.64)%
   2015......................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014......................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013......................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2017......................... 1.55% to 1.55%       671 26.18 to 26.18     18   0.00%      20.06% to   20.06%
   2016......................... 1.55% to 1.55%       686 21.81 to 21.81     15   0.00%       2.21% to    2.21%
   2015......................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014......................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013......................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2017......................... 1.45% to 1.95%   312,906 25.79 to 24.83  8,030   0.01%      32.65% to   31.98%
   2016......................... 1.45% to 1.95%   121,717 19.44 to 18.81  2,358   0.00%     (0.94)% to  (1.44)%
   2015......................... 1.45% to 1.95%   156,144 19.62 to 19.08  3,055   0.00%     (0.13)% to  (0.63)%
   2014......................... 1.45% to 1.95%   189,559 19.65 to 19.21  3,716   0.00%       2.36% to    1.84%
   2013......................... 1.45% to 1.95%   196,633 19.19 to 18.86  3,766   0.13%      37.85% to   37.16%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2017, 2016 and 2015

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2017 and 2016....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015......... F-3
   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017,
     2016 and 2015.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2017,
     2016 and 2015.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
Genworth Life and Annuity Insurance Company:

Opinion on the Consolidated Financial Statements

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Company's auditor since 1996.

Richmond, Virginia
April 20, 2018

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2017       2016
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,035.0  $12,409.7
       Equity securities available-for-sale, at fair value.................................      64.2       53.3
       Commercial mortgage loans...........................................................   1,774.6    1,623.1
       Policy loans........................................................................     527.4      529.1
       Other invested assets...............................................................     898.1    1,146.6
                                                                                            ---------  ---------
              Total investments............................................................  16,299.3   15,761.8
   Cash and cash equivalents...............................................................     542.1      484.4
   Accrued investment income...............................................................     132.5      130.5
   Deferred acquisition costs..............................................................   1,633.9    1,956.1
   Intangible assets.......................................................................     115.6      187.0
   Reinsurance recoverable.................................................................   7,218.4    7,490.0
   Other assets............................................................................     540.9      524.4
   Separate account assets.................................................................   6,659.9    6,704.4
                                                                                            ---------  ---------
              Total assets................................................................. $33,142.6  $33,238.6
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 8,626.6  $ 8,859.1
       Policyholder account balances.......................................................  12,057.7   11,953.3
       Liability for policy and contract claims............................................     298.3      267.6
       Unearned premiums...................................................................       5.1        5.8
       Other liabilities...................................................................     388.7      420.5
       Non-recourse funding obligations....................................................     310.6      310.4
       Deferred tax liability..............................................................     526.7      902.8
       Separate account liabilities........................................................   6,659.9    6,704.4
                                                                                            ---------  ---------
              Total liabilities............................................................  28,873.6   29,423.9
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,960.5    4,900.8
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     268.7      240.6
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.4        1.5
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     270.1      242.1
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      77.9       72.5
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     348.0      314.6
       Retained deficit....................................................................  (1,065.1)  (1,426.3)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,269.0    3,814.7
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $33,142.6  $33,238.6
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Amounts in millions)

                                                                               Years ended December 31,
                                                                             ----------------------------
                                                                               2017      2016      2015
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  310.0  $   13.6  $  540.9
Net investment income.......................................................    680.1     686.5     706.4
Net investment gains (losses)...............................................     (7.7)     26.9     (74.8)
Policy fees and other income................................................    713.0   1,444.2     804.1
                                                                             --------  --------  --------
   Total revenues...........................................................  1,695.4   2,171.2   1,976.6
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,107.8   1,098.4   1,195.8
Interest credited...........................................................    280.3     305.4     318.9
Acquisition and operating expenses, net of deferrals........................    163.3     542.6     274.8
Amortization of deferred acquisition costs and intangibles..................    222.6     298.8     670.1
Interest expense............................................................     12.8      39.2      94.4
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,786.8   2,284.4   2,554.0
                                                                             --------  --------  --------
Loss before income taxes and equity in net income of unconsolidated
  subsidiary................................................................    (91.4)   (113.2)   (577.4)
Benefit for income taxes....................................................   (382.3)    (34.6)   (211.2)
                                                                             --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary..    290.9     (78.6)   (366.2)
Equity in net income of unconsolidated subsidiary...........................     70.3      37.5      18.4
                                                                             --------  --------  --------
Net income (loss)........................................................... $  361.2  $  (41.1) $ (347.8)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $   (1.0) $   (2.8) $  (10.7)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................       --      (0.3)       --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................     (1.0)     (3.1)    (10.7)
Other investment gains (losses).............................................     (6.7)     30.0     (64.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $   (7.7) $   26.9  $  (74.8)
                                                                             ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                                -----------------------
                                                                                 2017    2016     2015
                                                                                ------  ------  -------
Net income (loss).............................................................. $361.2  $(41.1) $(347.8)
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   28.1    64.8   (222.6)
   Net unrealized gains (losses) on other-than-temporarily impaired securities.   (0.1)   (0.4)    (0.3)
   Derivatives qualifying as hedges............................................    5.4     4.2      4.7
                                                                                ------  ------  -------
   Total other comprehensive income (loss).....................................   33.4    68.6   (218.2)
                                                                                ------  ------  -------
Total comprehensive income (loss).............................................. $394.6  $ 27.5  $(566.0)
                                                                                ======  ======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                    Total
                                                 Common  paid-in   comprehensive  Retained  stockholder's
                                                 stock   capital   income (loss)  deficit      equity
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2014................ $25.6   $4,840.9     $ 464.2    $  (935.8)   $4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................  25.6    4,840.9       246.0     (1,348.6)    3,763.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --        (41.1)      (41.1)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        64.8           --        64.8
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.4)          --        (0.4)
   Derivatives qualifying as hedges.............    --         --         4.2           --         4.2
                                                                                              --------
Total comprehensive income (loss)...............                                                  27.5
Reinsurance recaptures with stockholder.........    --       59.9          --           --        59.9
Other transactions with stockholder.............    --         --          --        (36.6)      (36.6)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2016................  25.6    4,900.8       314.6     (1,426.3)    3,814.7
                                                                                              --------
Comprehensive income (loss):
   Net income...................................    --         --          --        361.2       361.2
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        28.1           --        28.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.1)          --        (0.1)
   Derivatives qualifying as hedges.............    --         --         5.4           --         5.4
                                                                                              --------
Total comprehensive income (loss)...............                                                 394.6
Reinsurance transactions with stockholder.......    --       57.2          --           --        57.2
Other transactions with stockholder.............    --        2.5          --           --         2.5
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2017................ $25.6   $4,960.5     $ 348.0    $(1,065.1)   $4,269.0
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2017       2016       2015
                                                                            ---------  ---------  ---------
Cash flows from (used by) operating activities:
   Net income (loss)....................................................... $   361.2  $   (41.1) $  (347.8)
   Adjustments to reconcile net income (loss) to net cash from (used by)
     operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (14.7)     (11.7)      (2.6)
       Equity in net income of unconsolidated subsidiary...................     (70.3)     (37.5)     (18.4)
       Gain on sale of business............................................        --       (0.5)        --
       Net investment (gains) losses.......................................       7.7      (26.9)      74.8
       Charges assessed to policyholders...................................    (712.7)  (1,420.8)    (700.5)
       Acquisition costs deferred..........................................      (9.0)     (58.8)    (142.6)
       Amortization of deferred acquisition costs and intangibles..........     222.6      298.8      670.1
       Deferred income taxes...............................................    (430.5)    (156.4)    (186.1)
       Trading securities, held-for-sale investments and derivative
         instruments.......................................................     252.3       79.0     (323.6)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (15.9)     (17.3)      (5.2)
       Insurance reserves..................................................     787.6      578.6      476.1
       Current taxes.......................................................      31.4      (11.9)     (73.0)
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      16.9       14.1       40.0
                                                                            ---------  ---------  ---------
   Net cash from (used by) operating activities............................     426.6     (812.4)    (538.8)
                                                                            ---------  ---------  ---------
Cash flows from (used by) investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,027.2      730.9    1,530.2
       Commercial mortgage loans...........................................     137.4      220.0      252.4
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................     420.9    1,296.4    2,198.3
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (1,493.9)  (1,866.8)  (2,186.3)
       Commercial mortgage loans...........................................    (239.8)    (167.1)    (279.0)
   Other invested assets, net..............................................       4.6       11.1       52.5
   Policy loans, net.......................................................        --      (38.9)        --
   Proceeds from sale of business..........................................        --       18.0         --
                                                                            ---------  ---------  ---------
   Net cash from (used by) investing activities............................    (143.6)     203.6    1,568.1
                                                                            ---------  ---------  ---------
Cash flows from (used by) financing activities:
   Deposits to universal life and investment contracts.....................     500.6      904.2    1,575.7
   Withdrawals from universal life and investment contracts................    (713.8)    (685.6)    (650.0)
   Redemption of non-recourse funding obligations..........................        --   (1,799.4)     (67.4)
   Dividends paid..........................................................        --         --      (40.5)
   Other, net..............................................................     (12.1)     (44.4)      (2.5)
                                                                            ---------  ---------  ---------
   Net cash from (used by) financing activities............................    (225.3)  (1,625.2)     815.3
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      57.7   (2,234.0)   1,844.6
Cash and cash equivalents at beginning of period...........................     484.4    2,718.4      873.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   542.1  $   484.4  $ 2,718.4
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2017, 2016 and 2015

(1) Formation and Nature of Business

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance, the Vermont Insurance Division and the Australia Department of Treasury. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In Genworth's most recent joint filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third party data administrator. Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

   On March 27, 2018, Genworth, the Parent and Merger Sub entered into a Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the third waiver and agreement extension, which extended the previous deadline of April 1, 2018, and allows additional time for regulatory reviews of the transaction. If the parties are unable to reach an agreement as to a further extension of the deadline or are unable to satisfy the closing conditions by the applicable deadline, then either

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

party may terminate the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2017 and 2016, the carrying value of our investment in GLICNY was $722.0 million and $672.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). During 2016, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II") and River Lake Insurance Company IV ("River Lake IV") were dissolved; however, they are included in the consolidated financial statements through the date of their dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we continue to service our existing retained and reinsured blocks of business.

   Our Runoff segment includes the results of non-strategic products which have not been actively sold since 2011 but we continue to service our existing blocks of business. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes ("FABNs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Any material subsequent events have been considered for recognition and/or disclosure through the issuance date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost basis when due,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period of time. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 15 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses). See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the value of the loaned securities. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2017 and 2016, the fair value of securities loaned under our securities lending program was $41.7 million and $85.9 million, respectively. As of December 31, 2017 and 2016, the fair value of collateral held under our securities lending program was $43.5 million and $89.0 million, respectively, and the offsetting obligation to return collateral of $43.5 million and $89.0 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2017 and 2016.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                 2017                                     2016
                               ---------------------------------------- ----------------------------------------
                               Overnight                  Greater       Overnight                  Greater
                                  and      Up to  31 - 90  than            and      Up to  31 - 90  than
(Amounts in millions)          continuous 30 days  days   90 days Total continuous 30 days  days   90 days Total
---------------------          ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   U.S. government, agencies
     and government-
     sponsored enterprises....   $  --      $--     $--     $--   $  --   $ 4.0      $--     $--     $--   $ 4.0
   Non-U.S. government........     4.1       --      --      --     4.1    15.3       --      --      --    15.3
   U.S. corporate.............    19.1       --      --      --    19.1    40.8       --      --      --    40.8
   Non-U.S. corporate.........    19.8       --      --      --    19.8    23.9       --      --      --    23.9
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities...............    43.0       --      --      --    43.0    84.0       --      --      --    84.0
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities.............     0.5       --      --      --     0.5     5.0       --      --      --     5.0
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending......   $43.5      $--     $--     $--   $43.5   $89.0      $--     $--     $--   $89.0
                                 =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We are required to analyze the impacts from net unrealized investment gains and losses on our available-for-sale investment securities backing insurance liabilities, as if those unrealized investment gains and losses were realized. These "shadow accounting" adjustments result in the recognition of unrealized gains and losses on related insurance assets and liabilities in a manner consistent with the recognition of the unrealized gains and losses on available-for-sale investment securities within the statement of comprehensive income and changes in equity. Changes to net unrealized investment (gains) losses may increase or decrease the ending DAC balance. Similar to a loss recognition event, when the DAC balance is reduced to zero, additional insurance liabilities are established if necessary. Unlike a loss recognition event, based on changes in net unrealized investment (gains) losses, these shadow adjustments may reverse from period to period.

   Therefore, DAC amortized based on expected gross-profits is adjusted to reflect the effects that would have been recognized had the unrealized investment (gains) losses been actually realized with a corresponding amount recorded in other comprehensive income (loss). DAC associated with traditional long-duration insurance contracts is not adjusted for unrealized investment (gains) or losses unless a premium deficiency would have resulted upon the
(gain) or loss being realized.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (l) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income
(loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2017 and 2016, the fair value of non-cash collateral received was zero. Additionally, we have pledged $20.0 million and $45.8 million of fixed maturity securities as of December 31, 2017 and 2016, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty. Derivatives previously cleared through a Central Clearing Party, such as the Chicago Mercantile Exchange, required us to post cash collateral for daily changes in the fair value of the derivative contract, commonly referred to as variation margin. In 2017, recent central clearing parties rule changes impacted our accounting treatment for variation margin pertaining to cleared swap positions, which was previously considered cash collateral and is now treated as daily settlements of the derivative contract.

   (m) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (n) Insurance Reserves

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (o) Liability for Policy and Contract Claims

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be its best estimate to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (p) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Under U.S. GAAP, we do not record deferred taxes on U.S. domestic subsidiary entities for the excess of the financial statement carrying amount over the tax basis in the stock of the subsidiary (commonly referred to as "outside basis difference") if we have the ability under the tax law and intent to recover the basis difference in a tax free manner. Deferred taxes would be recognized in the period of a change to our ability or intent.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our former Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured a irrevocable letter of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $28.2 million to meet our obligations under these provisions. The letter of credit automatically renews annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   (r) Variable Interest Entities

   We were involved in certain entities that were considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluated the VIE to determine whether we were the primary beneficiary and were required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by variable interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs included securitization transactions.

   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (s) Accounting Changes

   Transition to the Equity Method of Accounting

   On January 1, 2017, we adopted new accounting guidance related to transition to the equity method of accounting. The guidance eliminates the retrospective application of the equity method of accounting when obtaining significant influence over a previously held investment. The guidance requires that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. We did not have a significant impact from this guidance on our consolidated financial statements.

   Assessment of Contingent Put and Call Options

   On January 1, 2017, we adopted new accounting guidance related to the assessment of contingent put and call options in debt instruments. The guidance clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call
(put) options solely in accordance with the four-step decision sequence. This guidance is consistent with our previous accounting practices and, accordingly, did not have any impact on our consolidated financial statements.

   Derivative Contract Novations

   On January 1, 2017, we adopted new accounting guidance related to the effect of derivative contract novations on existing hedge accounting relationships. The guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This guidance is consistent with our previous accounting for derivative contract novations and, accordingly, did not have any impact on our consolidated financial statements.

   Technical Corrections and Improvements

   In March 2016, the Financial Accounting Standards Board ("the FASB") issued new guidance to remove inconsistencies as well as make technical clarifications and minor improvements intended to make it easier to understand and implement certain accounting guidance. Impacts of the new guidance for us includes: promoting consistent use of the terms "participating insurance" and "reinsurance recoverable," removing the term "debt" from the master glossary; adding a reference to use when accounting for internal-use software licensed from third parties; clarifying that loans issued under the Federal Housing Administration and the Veterans Administration do not have to be fully insured by those programs to recognize profit using the full-accrual method; clarifying the difference between a "valuation approach" and a "valuation technique" when applying fair value guidance and require disclosure when there has been a change in either a valuation approach, a valuation technique, or both; clarifying that for an amount of an obligation under an arrangement to be considered fixed at the reporting date, the amount that must be fixed is not the amount that is the organization's portion of the obligation, but, rather, is the obligation in its entirety; and adding guidance on the accounting for the sale of servicing rights when the transferor retains loans. Most of the amendments were adopted on December 31, 2016 and in some cases on January 1, 2017, using a prospective method. We did not have any significant impact from this guidance on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Consolidation

   On January 1, 2016, we adopted new accounting guidance related to consolidation. The new guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. The adoption of this new guidance did not have a significant impact on our consolidated financial statements.

   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. See note 10 for more information related to our non-recourse funding obligations.

   Financial Assets and Liabilities of a Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a significant impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (t) Accounting Pronouncements Not Yet Adopted

   In February 2018, the FASB issued new guidance on the tax effects currently recorded in accumulated other comprehensive income that do not reflect the new tax rate enacted under the Tax Cut and Jobs Act ("TCJA"), or "stranded tax effects." Under current U.S. GAAP, deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates with the effect included in net income (loss) in the period that the changes were enacted. This also includes situations in which the related tax effects were originally recognized in other comprehensive income as opposed to net income (loss). Under this new accounting guidance a reclassification from accumulated other comprehensive income to retained earnings, or a modified retrospective approach, is allowed for stranded tax effects that resulted from the TCJA. This new guidance is currently effective for us on January 1, 2019, with early adoption permitted. We are currently evaluating early adoption of this new accounting guidance.

   In August 2017, the FASB issued new guidance to amend the hedge accounting model to enable entities to better portray the economics of their derivative risk management activities in the financial statements and enhance the transparency and understandability of hedge results. In certain situations, the amendments also simplify the application of hedge accounting. We adopted this new accounting guidance early on January 1, 2018 using the modified retrospective method and will record a previously recognized gain of $0.7 million to accumulated other comprehensive income with a corresponding decrease to retained earnings at adoption.

   In March 2017, the FASB issued new guidance shortening the amortization period of certain callable debt securities held at a premium. The guidance requires the premium to be amortized to the earliest call date. This change does not apply to securities held at a discount. The guidance is currently effective for us on January 1, 2019 using the modified retrospective method, with early adoption permitted. We are in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2017, the FASB issued new guidance to clarify the scope and accounting for gains and losses from the derecognition of nonfinancial assets or an in substance nonfinancial asset that is not a business and accounting for partial sales of nonfinancial assets. The new guidance clarifies when transferring ownership interests in a consolidated subsidiary holding nonfinancial assets is within scope. It also states that the reporting entity should identify each distinct nonfinancial asset and derecognize when a counterparty obtains control. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method, which did not have any significant impact on our consolidated financial statements at adoption.

   In November 2016, the FASB issued new accounting guidance related to the classification and presentation of changes in restricted cash. The new guidance requires that changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents be shown in the statement of cash flows and requires additional disclosures related to restricted cash and restricted cash equivalents. We adopted this new accounting guidance retrospectively on January 1, 2018, and will modify the line item descriptions on our consolidated balance sheet and statement of cash flows accordingly. The other impacts from this new accounting guidance did not have a significant impact on our consolidated financial statements or disclosures.

   In October 2016, the FASB issued new guidance related to the income tax effects of intra-entity transfers of assets other than inventory. The new guidance states that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method and recorded a previously disallowed deferred tax asset of $1.1 million with a corresponding increase to cumulative effect of change in accounting within retained earnings at adoption.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In August 2016, the FASB issued new guidance related to the statement of cash flows classification of certain cash payments and cash receipts. The guidance will reduce diversity in practice related to eight specific cash flow issues. We adopted this new accounting guidance retrospectively on January 1, 2018. The adoption of this accounting guidance did not have a significant impact on our consolidated financial statements.

   In June 2016, the FASB issued new guidance related to accounting for credit losses on financial instruments. The guidance requires that entities recognize an allowance equal to its estimate of lifetime expected credit losses and applies to most debt instruments not measured at fair value, which would primarily include our commercial mortgage loans and reinsurance receivables. The new guidance retains most of the existing impairment guidance for available-for-sale debt securities but amends the presentation of credit losses to be presented as an allowance as opposed to a write-down and permits the reversal of credit losses when reassessing changes in the credit losses each reporting period. The new guidance is effective for us on January 1, 2020, with early adoption permitted beginning January 1, 2019. Upon adoption, the modified retrospective method will be used and a cumulative effect adjustment in retained earnings as of the beginning of the year of adoption will be recorded. We are in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2016, the FASB issued new accounting guidance related to the accounting for leases. The new guidance generally requires lessees to recognize both a right-to-use asset and a corresponding liability on the balance sheet. The guidance is effective for us on January 1, 2019 using the modified retrospective method, with early adoption permitted. While we are still evaluating the full impact, at this time we do not expect any significant impact from this guidance on our consolidated financial statements.

   In January 2016, the FASB issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method and will reclassify, before any adjustments for DAC and other intangible amortization and certain benefit reserves and taxes, $2.4 million of gains related to equity securities from accumulated other comprehensive income and $3.1 million of gains related to limited partnerships previously recorded at cost to cumulative effect of change in accounting within retained earnings.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, which was adopted by us on January 1, 2018 using the modified retrospective method. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. Insurance contracts are specifically excluded from this new guidance. The FASB has clarified the scope that all of our insurance contracts, including investment contracts are excluded from the scope of this new guidance. We have evaluated our in scope revenues and, as of the adoption date, have no change in our revenue recognition timing or measurement. Accordingly, we did not have any impact to our consolidated financial statements upon adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

  (Amounts in millions)                                 2017    2016    2015
  ---------------------                                ------  ------  ------
  Fixed maturity securities--taxable.................. $559.5  $556.1  $572.7
  Fixed maturity securities--non-taxable..............    2.4     2.5     2.8
  Commercial mortgage loans...........................   84.4    86.4    89.5
  Equity securities...................................    3.4     3.0     2.8
  Other invested assets...............................   17.0    20.2    24.1
  Policy loans........................................   27.9    32.2    31.8
  Cash, cash equivalents and short-term investments...    3.4     2.3     1.0
                                                       ------  ------  ------
     Gross investment income before expenses and fees.  698.0   702.7   724.7
  Expenses and fees...................................  (17.9)  (16.2)  (18.3)
                                                       ------  ------  ------
     Net investment income............................ $680.1  $686.5  $706.4
                                                       ======  ======  ======

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(Amounts in millions)                                                             2017    2016    2015
---------------------                                                            ------  ------  ------
Available-for-sale securities:
   Realized gains............................................................... $ 27.2  $ 28.8  $ 41.4
   Realized losses..............................................................  (19.7)  (26.0)  (20.4)
                                                                                 ------  ------  ------
   Net realized gains (losses) on available-for-sale securities.................    7.5     2.8    21.0
                                                                                 ------  ------  ------
Impairments:
   Total other-than-temporary impairments.......................................   (1.0)   (2.8)  (10.7)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................     --    (0.3)     --
                                                                                 ------  ------  ------
   Net other-than-temporary impairments.........................................   (1.0)   (3.1)  (10.7)
                                                                                 ------  ------  ------
Derivative instruments/(1)/.....................................................  (15.5)   16.8   (79.3)
Commercial mortgage loans.......................................................    0.4     0.7     1.7
Trading securities..............................................................    0.8     9.7    (8.1)
Other...........................................................................    0.1      --     0.6
                                                                                 ------  ------  ------
   Net investment gains (losses)................................................ $ (7.7) $ 26.9  $(74.8)
                                                                                 ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2017, 2016 and 2015 was $440.9 million, $492.2 million and $969.8 million, respectively, which was approximately 94.9%, 94.7% and 98.7%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(Amounts in millions)                                           2017   2016   2015
---------------------                                          -----  -----  -----
Beginning balance............................................. $ 7.8  $10.8  $19.2
Additions:
   Other-than-temporary impairments not previously recognized.    --    0.5     --
Reductions:
   Securities sold, paid down or disposed.....................  (5.0)  (3.5)  (8.4)
                                                               -----  -----  -----
Ending balance................................................ $ 2.8  $ 7.8  $10.8
                                                               =====  =====  =====

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(Amounts in millions)                                      2017      2016     2015
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,026.0  $ 648.7  $ 496.9
   Equity securities....................................      2.4      1.4      2.9
   Investment in unconsolidated subsidiary..............     52.1     78.2     60.6
                                                         --------  -------  -------
       Subtotal.........................................  1,080.5    728.3    560.4
Adjustments to DAC, PVFP and benefit reserves...........   (698.5)  (396.6)  (319.2)
Income taxes, net.......................................   (111.9)   (89.6)   (63.5)
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  270.1  $ 242.1  $ 177.7
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                                   2017    2016     2015
---------------------                                                                 -------  ------  -------
Beginning balance.................................................................... $ 242.1  $177.7  $ 400.6
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................   358.7   167.6   (532.0)
   Adjustment to DAC.................................................................  (177.9)  (40.9)    92.7
   Adjustment to PVFP................................................................   (31.4)   (5.0)    78.6
   Adjustment to sales inducements...................................................    (1.9)   (3.5)     3.3
   Adjustment to benefit reserves....................................................   (90.7)  (28.0)    47.4
   Provision for income taxes........................................................   (24.6)  (26.0)    93.8
                                                                                      -------  ------  -------
       Change in unrealized gains (losses) on investment securities..................    32.2    64.2   (216.2)
Reclassification adjustments to net investment (gains) losses, net of taxes of $2.3,
  $(0.1) and $3.6....................................................................    (4.2)    0.2     (6.7)
                                                                                      -------  ------  -------
Ending balance....................................................................... $ 270.1  $242.1  $ 177.7
                                                                                      =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2017, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- ---------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired   Fair value
---------------------                             --------- --------------- ----------- --------------- ----------- ----------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   763.4    $  117.8        $ --         $ (1.1)         $--     $   880.1
    State and political subdivisions.............     632.2        73.3          --           (0.9)          --         704.6
    Non-U.S. government..........................     149.7        28.2          --             --           --         177.9
    U.S. corporate:
       Utilities.................................   1,078.4       123.0          --           (2.7)          --       1,198.7
       Energy....................................     584.3        49.4          --           (3.3)          --         630.4
       Finance and insurance.....................   1,160.3       102.1          --           (2.6)          --       1,259.8
       Consumer--non-cyclical....................     807.9       101.2          --           (2.5)          --         906.6
       Technology and communications.............     543.2        43.0          --           (2.7)          --         583.5
       Industrial................................     284.6        21.2          --           (0.5)          --         305.3
       Capital goods.............................     501.1        65.5          --           (0.5)          --         566.1
       Consumer--cyclical........................     324.6        25.3          --           (0.9)          --         349.0
       Transportation............................     323.1        25.5          --           (2.1)          --         346.5
       Other.....................................     151.1        13.6          --           (0.5)          --         164.2
                                                  ---------    --------        ----         ------          ---     ---------
       Total U.S. corporate......................   5,758.6       569.8          --          (18.3)          --       6,310.1
                                                  ---------    --------        ----         ------          ---     ---------
    Non-U.S. corporate:
       Utilities.................................     144.8         5.8          --           (0.7)          --         149.9
       Energy....................................     249.2        27.4          --           (1.3)          --         275.3
       Finance and insurance.....................     455.6        39.7          --           (1.2)          --         494.1
       Consumer--non-cyclical....................     129.4         8.2          --           (0.1)          --         137.5
       Technology and communications.............     195.2        18.1          --           (0.3)          --         213.0
       Industrial................................     194.2        16.1          --           (0.7)          --         209.6
       Capital goods.............................     149.4         8.5          --           (0.6)          --         157.3
       Consumer--cyclical........................      53.9         2.4          --             --           --          56.3
       Transportation............................     142.9        12.6          --           (1.2)          --         154.3
       Other.....................................     361.3        28.6          --           (0.2)          --         389.7
                                                  ---------    --------        ----         ------          ---     ---------
       Total non-U.S. corporate..................   2,075.9       167.4          --           (6.3)          --       2,237.0
                                                  ---------    --------        ----         ------          ---     ---------
    Residential mortgage-backed..................   1,116.4        78.0         1.2           (2.7)          --       1,192.9
    Commercial mortgage-backed...................     949.3        25.1         1.0           (8.8)          --         966.6
    Other asset-backed...........................     563.5         3.3          --           (1.0)          --         565.8
                                                  ---------    --------        ----         ------          ---     ---------
       Total fixed maturity securities...........  12,009.0     1,062.9         2.2          (39.1)          --      13,035.0
Equity securities................................      61.8         2.4          --             --           --          64.2
                                                  ---------    --------        ----         ------          ---     ---------
       Total available-for- sale securities...... $12,070.8    $1,065.3        $2.2         $(39.1)         $--     $13,099.2
                                                  =========    ========        ====         ======          ===     =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2016, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- --------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired   Fair value
---------------------                             --------- --------------- ----------- --------------- ----------- ----------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   877.5     $ 87.4         $ --         $ (10.2)       $  --    $   954.7
    State and political subdivisions.............     580.7       49.2           --            (5.9)          --        624.0
    Non-U.S. government..........................     148.1       21.0           --            (0.1)          --        169.0
    U.S. corporate:
       Utilities.................................     989.9       91.9           --           (14.2)          --      1,067.6
       Energy....................................     591.9       31.8           --            (8.8)          --        614.9
       Finance and insurance.....................   1,103.5       74.4           --           (10.9)          --      1,167.0
       Consumer--non-cyclical....................     818.6       74.1           --            (6.8)          --        885.9
       Technology and communications.............     502.5       34.6           --            (8.6)          --        528.5
       Industrial................................     239.3       11.2           --            (4.8)          --        245.7
       Capital goods.............................     487.1       50.9           --            (3.2)          --        534.8
       Consumer--cyclical........................     323.9       19.2           --            (3.8)          --        339.3
       Transportation............................     309.4       19.9           --            (7.7)          --        321.6
       Other.....................................     154.8        8.4           --            (0.1)          --        163.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,520.9      416.4           --           (68.9)          --      5,868.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     122.1        3.6           --            (2.4)          --        123.3
       Energy....................................     231.6       19.2           --            (4.1)          --        246.7
       Finance and insurance.....................     375.9       25.3           --            (1.7)          --        399.5
       Consumer--non-cyclical....................     132.2        3.4           --            (2.0)          --        133.6
       Technology and communications.............     180.8        9.8           --            (1.7)          --        188.9
       Industrial................................     184.4        7.8           --            (2.4)          --        189.8
       Capital goods.............................     114.5        4.9           --            (1.1)          --        118.3
       Consumer--cyclical........................      44.5        1.4           --            (0.6)          --         45.3
       Transportation............................     135.2       11.6           --            (2.3)          --        144.5
       Other.....................................     345.8       16.9           --            (3.6)          --        359.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,867.0      103.9           --           (21.9)          --      1,949.0
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,183.7       86.9          1.1            (4.3)        (0.1)     1,267.3
    Commercial mortgage-backed...................     814.6       21.8          1.2           (12.4)          --        825.2
    Other asset-backed...........................     768.5        2.8           --           (19.2)          --        752.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,761.0      789.4          2.3          (142.9)        (0.1)    12,409.7
Equity securities................................      51.9        2.6           --            (1.2)          --         53.3
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,812.9     $792.0         $2.3         $(144.1)       $(0.1)   $12,463.0
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2017:

                                           Less than 12 months           12 months or more                   Total
                                       ---------------------------- ---------------------------- ------------------------------
                                                Gross      Number            Gross      Number              Gross      Number
                                       Fair   unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)           value    losses   securities value    losses   securities  value     losses   securities
----------------------------           ------ ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...................... $ 25.8   $ (0.2)       7     $ 65.2   $ (0.9)       3     $   91.0   $ (1.1)      10
    State and political
     subdivisions.....................   16.9     (0.1)       3       26.3     (0.8)       7         43.2     (0.9)      10
    U.S. corporate....................  345.4     (5.8)      90      345.9    (12.5)      66        691.3    (18.3)     156
    Non-U.S. corporate................  147.9     (1.7)      34      117.8     (4.6)      20        265.7     (6.3)      54
    Residential mortgage-
     backed...........................   96.5     (0.9)      24       66.3     (1.8)      26        162.8     (2.7)      50
    Commercial mortgage-
     backed...........................  125.6     (0.9)      19      129.9     (7.9)      24        255.5     (8.8)      43
    Other asset-backed................   86.8     (0.7)      24       25.5     (0.3)      13        112.3     (1.0)      37
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
    Subtotal, fixed maturity
     securities.......................  844.9    (10.3)     201      776.9    (28.8)     159      1,621.8    (39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
    Total fixed maturity
     securities.......................  844.9    (10.3)     201      776.9    (28.8)     159      1,621.8    (39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===
Investment grade...................... $806.8   $ (8.6)     189     $708.7   $(26.1)     144     $1,515.5   $(34.7)     333
Below investment grade................   38.1     (1.7)      12       68.2     (2.7)      15        106.3     (4.4)      27
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2017:

                                          Less than 12 months           12 months or more                  Total
                                      ---------------------------- ---------------------------- ----------------------------
                                               Gross      Number            Gross      Number            Gross      Number
                                      Fair   unrealized     of     Fair   unrealized     of     Fair   unrealized     of
(Dollar amounts in millions)          value    losses   securities value    losses   securities value    losses   securities
----------------------------          ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
Description of Securities
U.S. corporate:
    Utilities........................ $ 23.9   $(0.2)       13     $ 70.7   $ (2.5)      13     $ 94.6   $ (2.7)      26
    Energy...........................   15.4    (0.4)        8       54.6     (2.9)       7       70.0     (3.3)      15
    Finance and insurance............  124.1    (1.8)       22       27.2     (0.8)       6      151.3     (2.6)      28
    Consumer--non-cyclical...........   23.8    (1.3)        7       26.1     (1.2)       9       49.9     (2.5)      16
    Technology and
     communications..................   32.0    (0.2)       10       65.1     (2.5)      13       97.1     (2.7)      23
    Industrial.......................     --      --        --       18.1     (0.5)       4       18.1     (0.5)       4
    Capital goods....................   45.9    (0.3)       15       13.9     (0.2)       5       59.8     (0.5)      20
    Consumer--cyclical...............   26.3    (0.5)        9       19.4     (0.4)       3       45.7     (0.9)      12
    Transportation...................   45.4    (0.6)        5       50.8     (1.5)       6       96.2     (2.1)      11
    Other............................    8.6    (0.5)        1         --       --       --        8.6     (0.5)       1
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
    Subtotal, U.S. corporate
     securities......................  345.4    (5.8)       90      345.9    (12.5)      66      691.3    (18.3)     156
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
Non-U.S. corporate:
    Utilities........................    4.9    (0.1)        1       17.4     (0.6)       3       22.3     (0.7)       4
    Energy...........................   16.1    (0.1)        5       23.8     (1.2)       5       39.9     (1.3)      10
    Finance and insurance............   39.2    (0.6)        8       22.3     (0.6)       4       61.5     (1.2)      12
    Consumer--non-cyclical...........    7.6    (0.1)        3         --       --       --        7.6     (0.1)       3
    Technology and
     communications..................   30.4    (0.2)        4        5.9     (0.1)       1       36.3     (0.3)       5
    Industrial.......................     --      --        --        9.3     (0.7)       2        9.3     (0.7)       2
    Capital goods....................    5.5      --         2       14.4     (0.6)       1       19.9     (0.6)       3
    Transportation...................   10.6    (0.4)        3       24.7     (0.8)       4       35.3     (1.2)       7
    Other............................   33.6    (0.2)        8         --       --       --       33.6     (0.2)       8
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
    Subtotal, non-U.S. corporate
     securities......................  147.9    (1.7)       34      117.8     (4.6)      20      265.7     (6.3)      54
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
Total for corporate securities in an
 unrealized loss position............ $493.3   $(7.5)      124     $463.7   $(17.1)      86     $957.0   $(24.6)     210
                                      ======   =====       ===     ======   ======       ==     ======   ======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and all of the securities were less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.2% as of December 31, 2017.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $28.8 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "A+" and approximately 90.6% of the unrealized losses were related to investment grade securities as of December 31, 2017. These unrealized losses were predominantly attributable to corporate securities including variable rate securities

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

purchased in a higher rate and lower spread environment and commercial mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 3.6% as of December 31, 2017.

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2016:

                                                 Less than 12 months            12 months or more                    Total
                                            ------------------------------ ----------------------------  --------------------
                                                       Gross      Number            Gross       Number              Gross
                                             Fair    unrealized     of     Fair   unrealized      of      Fair    unrealized
(Dollar amounts in millions)                 value     losses   securities value  losses/(1)/ securities  value   losses/(2)/
----------------------------                -------- ---------- ---------- ------ ----------  ---------- -------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises........................... $  152.8  $ (10.2)      12     $   --   $   --        --     $  152.8  $ (10.2)
    State and political subdivisions.......    145.5     (5.9)      31         --       --        --        145.5     (5.9)
    Non-U.S. government....................      3.6     (0.1)       3         --       --        --          3.6     (0.1)
    U.S. corporate.........................  1,222.0    (53.2)     262      202.1    (15.7)       42      1,424.1    (68.9)
    Non-U.S. corporate.....................    421.8    (12.1)      82      115.3     (9.8)       28        537.1    (21.9)
    Residential mortgage- backed...........    216.2     (3.8)      46       23.8     (0.6)       16        240.0     (4.4)
    Commercial mortgage- backed............    246.6    (11.5)      50        8.1     (0.9)        3        254.7    (12.4)
    Other asset-backed.....................    163.5     (2.6)      40      112.6    (16.6)       32        276.1    (19.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Subtotal, fixed maturity
     securities............................  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
Equity securities..........................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.............. $2,572.0  $ (99.4)     526     $400.5   $(22.9)      112     $2,972.5   (122.3)
    20%-50% Below cost.....................       --       --       --       61.4    (20.7)        9         61.4    (20.7)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Total fixed maturity securities........  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
                                            --------  -------      ---     ------   ------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost..............     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Total equity securities................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======
Investment grade........................... $2,556.0  $ (99.6)     517     $358.7   $(36.6)       91     $2,914.7   (136.2)
Below investment grade/(3)/................     35.5     (1.0)      12      103.2     (7.0)       30        138.7     (8.0)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======

                                            ----------
                                              Number
                                                of
(Dollar amounts in millions)                securities
----------------------------                ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...........................     12
    State and political subdivisions.......     31
    Non-U.S. government....................      3
    U.S. corporate.........................    304
    Non-U.S. corporate.....................    110
    Residential mortgage- backed...........     62
    Commercial mortgage- backed............     53
    Other asset-backed.....................     72
                                               ---
    Subtotal, fixed maturity
     securities............................    647
Equity securities..........................      3
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost..............    638
    20%-50% Below cost.....................      9
                                               ---
    Total fixed maturity securities........    647
                                               ---
% Below cost--equity securities:
    (less than)20% Below cost..............      3
                                               ---
    Total equity securities................      3
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===
Investment grade...........................    608
Below investment grade/(3)/................     42
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2016:

                                        Less than 12 months            12 months or more                   Total
                                   ------------------------------ ---------------------------- ------------------------------
                                              Gross      Number            Gross      Number              Gross      Number
                                    Fair    unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)        value     losses   securities value    losses   securities  value     losses   securities
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
U.S. corporate:
    Utilities..................... $  260.5   $(14.1)      54     $  7.2   $ (0.1)       3     $  267.7   $(14.2)      57
    Energy........................     52.0     (1.4)      14      103.1     (7.4)      18        155.1     (8.8)      32
    Finance and insurance.........    306.7     (8.5)      57       16.6     (2.4)       2        323.3    (10.9)      59
    Consumer--non-cyclical........    154.9     (6.8)      41         --       --       --        154.9     (6.8)      41
    Technology and
     communications...............     96.0     (4.8)      25       40.2     (3.8)      10        136.2     (8.6)      35
    Industrial....................     59.3     (3.0)      15       25.2     (1.8)       5         84.5     (4.8)      20
    Capital goods.................     77.0     (3.2)      22         --       --       --         77.0     (3.2)      22
    Consumer--cyclical............     83.6     (3.7)      19        8.2     (0.1)       3         91.8     (3.8)      22
    Transportation................    116.7     (7.6)      14        1.6     (0.1)       1        118.3     (7.7)      15
    Other.........................     15.3     (0.1)       1         --       --       --         15.3     (0.1)       1
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, U.S. corporate
     securities...................  1,222.0    (53.2)     262      202.1    (15.7)      42      1,424.1    (68.9)     304
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Non-U.S. corporate:
    Utilities.....................     50.9     (1.8)       7        6.9     (0.6)       1         57.8     (2.4)       8
    Energy........................     22.8     (0.5)       6       26.7     (3.6)       6         49.5     (4.1)      12
    Finance and insurance.........     80.0     (1.4)      21       10.6     (0.3)       5         90.6     (1.7)      26
    Consumer--non-cyclical........     65.3     (2.0)      10         --       --       --         65.3     (2.0)      10
    Technology and
     communications...............     33.4     (1.6)       9        4.9     (0.1)       1         38.3     (1.7)      10
    Industrial....................     33.8     (1.0)       6       26.5     (1.4)       7         60.3     (2.4)      13
    Capital goods.................     10.1     (0.1)       2       14.0     (1.0)       1         24.1     (1.1)       3
    Consumer--cyclical............     16.6     (0.6)       2         --       --       --         16.6     (0.6)       2
    Transportation................     36.8     (1.6)       6       13.0     (0.7)       2         49.8     (2.3)       8
    Other.........................     72.1     (1.5)      13       12.7     (2.1)       5         84.8     (3.6)      18
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, non-U.S.
     corporate securities.........    421.8    (12.1)      82      115.3     (9.8)      28        537.1    (21.9)     110
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Total for corporate securities in
 an unrealized loss position...... $1,643.8   $(65.3)     344     $317.4   $(25.5)      70     $1,961.2   $(90.8)     414
                                   ========   ======      ===     ======   ======       ==     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2017 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   386.2    $   391.3
       Due after one year through five years..     1,608.2      1,673.5
       Due after five years through ten years.     2,365.5      2,483.1
       Due after ten years....................     5,019.9      5,761.8
                                                 ---------    ---------
              Subtotal........................     9,379.8     10,309.7
       Residential mortgage-backed............     1,116.4      1,192.9
       Commercial mortgage-backed.............       949.3        966.6
       Other asset-backed.....................       563.5        565.8
                                                 ---------    ---------
              Total...........................   $12,009.0    $13,035.0
                                                 =========    =========

   As of December 31, 2017, $2,942.1 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2017, securities issued by finance and insurance, utilities, consumer--non-cyclical and energy industry groups represented approximately 20.5%, 15.8%, 12.2% and 10.6%, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2017, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2017 and 2016, $7.8 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2017                      2016
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  637.5       35.8%      $  588.8       36.2%
Industrial...........................................       506.0       28.5          451.7       27.7
Office...............................................       414.5       23.3          380.5       23.4
Apartments...........................................       120.6        6.8          121.4        7.5
Mixed use............................................        54.4        3.1           58.8        3.6
Other................................................        45.2        2.5           25.7        1.6
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,778.2      100.0%       1,626.9      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.9)                     (0.7)
   Allowance for losses..............................        (2.7)                     (3.1)
                                                         --------                  --------
   Total.............................................    $1,774.6                  $1,623.1
                                                         ========                  ========

                                                                2017                      2016
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  478.7       26.9%      $  410.8       25.3%
Pacific..............................................       455.2       25.6          438.7       27.0
Middle Atlantic......................................       200.2       11.3          199.2       12.2
West North Central...................................       181.4       10.2          164.4       10.1
East North Central...................................       143.8        8.1          128.9        7.9
Mountain.............................................        98.2        5.5           96.3        5.9
East South Central...................................        87.5        4.9           75.4        4.6
West South Central...................................        76.2        4.3           61.2        3.8
New England..........................................        57.0        3.2           52.0        3.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,778.2      100.0%       1,626.9      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.9)                     (0.7)
   Allowance for losses..............................        (2.7)                     (3.1)
                                                         --------                  --------
   Total.............................................    $1,774.6                  $1,623.1
                                                         ========                  ========

   As of December 31, 2017 and 2016, our total mortgage holdings secured by real estate in California was $302.5 million and $280.8 million, respectively, which was 17.0% and 17.3%, respectively, of our total mortgage holdings.

   As of December 31, 2017 and 2016, all of our commercial mortgage loans were current.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2017 and 2016, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2017 and 2016.

   As of and for the years ended December 31, 2017 and 2016, we modified or extended four and three commercial mortgage loans, respectively, with a total carrying value of $15.3 million and $7.4 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(Amounts in millions)                                    2017      2016      2015
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    3.1  $    4.2  $    5.9
   Charge-offs........................................       --      (0.5)     (2.5)
   Recoveries.........................................       --        --        --
   Provision..........................................     (0.4)     (0.6)      0.8
                                                       --------  --------  --------
   Ending balance..................................... $    2.7  $    3.1  $    4.2
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    2.7  $    3.1  $    4.2
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,778.2  $1,626.9  $1,680.2
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,778.2  $1,626.9  $1,680.2
                                                       ========  ========  ========

   As of December 31, 2017, 2016 and 2015, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                                   2017
                                        ----------------------------------------------------------
                                                                                 Greater
(Amounts in millions)                   0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------                   -------- --------- --------- ---------- --------- --------
Property type:
   Retail..............................  $292.7   $124.1    $220.7     $  --       $--    $  637.5
   Industrial..........................   244.4     90.2     169.3       2.1        --       506.0
   Office..............................   194.4     62.2     157.9        --        --       414.5
   Apartments..........................    78.1     26.8      10.8       4.9        --       120.6
   Mixed use...........................    27.8     19.7       6.9        --        --        54.4
   Other...............................    24.4     15.7       5.1        --        --        45.2
                                         ------   ------    ------     -----       ---    --------
   Total recorded investment...........  $861.8   $338.7    $570.7     $ 7.0       $--    $1,778.2
                                         ======   ======    ======     =====       ===    ========
% of total.............................    48.5%    19.0%     32.1%      0.4%       --%      100.0%
                                         ======   ======    ======     =====       ===    ========
Weighted-average debt service coverage
  ratio................................    3.26     1.77      1.63      1.09        --        2.45
                                         ======   ======    ======     =====       ===    ========

                                                                   2016
                                        ----------------------------------------------------------
                                                                                 Greater
(Amounts in millions)                   0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------                   -------- --------- --------- ---------- --------- --------
Property type:
   Retail..............................  $189.6   $151.6    $247.6     $  --       $--    $  588.8
   Industrial..........................   189.1    133.9     126.5       2.2        --       451.7
   Office..............................   102.4     50.4     226.4       1.3        --       380.5
   Apartments..........................    43.7     25.7      47.1       4.9        --       121.4
   Mixed use...........................    24.9     18.8      15.1        --        --        58.8
   Other...............................     8.6       --      17.1        --        --        25.7
                                         ------   ------    ------     -----       ---    --------
   Total recorded investment...........  $558.3   $380.4    $679.8     $ 8.4       $--    $1,626.9
                                         ======   ======    ======     =====       ===    ========
% of total.............................    34.3%    23.4%     41.8%      0.5%       --%      100.0%
                                         ======   ======    ======     =====       ===    ========
Weighted-average debt service coverage
  ratio................................    2.40     1.74      1.63      1.08        --        1.92
                                         ======   ======    ======     =====       ===    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2017
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 7.9        $ 60.2      $109.6      $222.0     $237.8   $  637.5
   Industrial..................       3.6          17.6        69.6       205.5      209.7      506.0
   Office......................      16.7           9.7        50.5        94.1      243.5      414.5
   Apartments..................        --           7.7        24.3        31.2       57.4      120.6
   Mixed use...................       0.4           1.1          --        27.1       25.8       54.4
   Other.......................        --          12.0          --        13.7       19.5       45.2
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $28.6        $108.3      $254.0      $593.6     $793.7   $1,778.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       1.6%          6.1%       14.3%       33.4%      44.6%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      52.7%         57.6%       59.2%       56.9%      37.0%      48.3%
                                    =====        ======      ======      ======     ======   ========

                                                                 2016
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 4.8        $ 56.7      $120.7      $239.4     $167.2   $  588.8
   Industrial..................       3.8          63.1        66.9       166.4      151.5      451.7
   Office......................      22.7          19.9         8.5       219.9      109.5      380.5
   Apartments..................      13.1          12.8         7.4        54.3       33.8      121.4
   Mixed use...................       0.6           3.5         3.2        23.3       28.2       58.8
   Other.......................        --          12.4         5.3         4.6        3.4       25.7
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $45.0        $168.4      $212.0      $707.9     $493.6   $1,626.9
                                    =====        ======      ======      ======     ======   ========
% of total.....................       2.8%         10.4%       13.0%       43.5%      30.3%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      58.8%         59.4%       58.1%       58.8%      44.1%      54.3%
                                    =====        ======      ======      ======     ======   ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2017 and 2016, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2017                      2016
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.     $722.0        80.4%      $  672.4       58.6%
Derivatives.............................       83.8         9.3           72.7        6.3
Securities lending collateral...........       43.5         4.8           89.0        7.8
Limited partnerships....................       29.1         3.2           41.1        3.6
Short-term investments..................       15.9         1.8            8.5        0.7
Real estate owned.......................        3.3         0.4            3.3        0.3
Trading securities......................         --          --          259.1       22.6
Other investments.......................        0.5         0.1            0.5        0.1
                                             ------       -----       --------      -----
   Total other invested assets..........     $898.1       100.0%      $1,146.6      100.0%
                                             ======       =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      Derivative assets             Derivative liabilities
                                               ------------------------------- --------------------------------
                                                    Balance        Fair value      Balance         Fair value
                                                     sheet         -----------      sheet         -------------
(Amounts in millions)                            classification    2017  2016   classification     2017   2016
---------------------                          --------------      ----- ----- --------------     ------ ------
Derivatives not designated as hedges
                                                 Other invested                       Other
Interest rate swaps...........................       assets        $  -- $ 0.2     liabilities    $   -- $   --
                                                 Other invested                       Other
Equity index options..........................       assets         79.5  72.0     liabilities        --     --
                                                 Other invested                       Other
Financial futures.............................       assets           --    --     liabilities        --     --
                                                 Other invested                       Other
Equity return swaps...........................       assets           --    --     liabilities       2.0    1.1
                                                 Other invested                       Other
Limited guarantee.............................       assets          4.3   0.5     liabilities        --     --
                                                                                  Policyholder
                                                   Reinsurance                       account
GMWB embedded derivatives.....................  recoverable/(1)/    11.1  13.3    balances/(2)/    215.6  261.0
                                                                                  Policyholder
                                                                                     account
Fixed index annuity embedded derivatives......    Other assets        --    --    balances/(3)/    416.4  341.0
                                                                                  Policyholder
                                                                                     account
Indexed universal life embedded derivatives...    Other assets        --    --    balances/(4)/     14.1   11.5
                                                                   ----- -----                    ------ ------
   Total derivatives not designated as hedges.                      94.9  86.0                     648.1  614.6
                                                                   ----- -----                    ------ ------
   Total derivatives..........................                     $94.9 $86.0                    $648.1 $614.6
                                                                   ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(3)/Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(4)/Represents the embedded derivatives associated with our indexed universal life liabilities.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              Maturities/  December 31,
(Notional in millions)                Measurement December 31, 2016 Additions terminations     2017
----------------------                ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
Interest rate swaps..................  Notional       $    4.9      $     --   $      --     $    4.9
Credit default swaps.................  Notional           10.0            --          --         10.0
Equity index options.................  Notional        2,395.5       2,982.4    (2,957.8)     2,420.1
Financial futures....................  Notional        1,188.7       1,155.2    (1,239.0)     1,104.9
Equity return swaps..................  Notional          150.0         254.6      (329.6)        75.0
Limited guarantee....................  Notional          250.0            --          --        250.0
Reinsurance embedded derivative......  Notional          301.5            --      (301.5)          --
                                                      --------      --------   ---------     --------
   Total derivatives.................                 $4,300.6      $4,392.2   $(4,827.9)    $3,864.9
                                                      ========      ========   =========     ========

                                                                              Maturities/  December 31,
(Number of policies)                  Measurement December 31, 2016 Additions terminations     2017
--------------------                  ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
GMWB embedded derivatives............  Policies        28,908          --        (2,378)      26,530
Fixed index annuity embedded
  derivatives........................  Policies        17,299          --          (454)      16,845
Indexed universal life embedded
  derivatives........................  Policies         1,074           1           (90)         985

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2017, 2016 and 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                         2017   2016   2015
---------------------                                                                        -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $72.5  $68.3  $63.6
Current period increases (decreases) in fair value, net of deferred taxes of $(2.9), $(3.2)
  and $(2.9)................................................................................   6.8    6.0    5.3
Reclassification to net income (loss), net of deferred taxes of $0.9, $0.9 and $0.3.........  (1.4)  (1.8)  (0.6)
                                                                                             -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $77.9  $72.5  $68.3
                                                                                             =====  =====  =====

   Derivatives qualifying as effective accounting hedges totaled $77.9 million, $72.5 million and $68.3 million, net of taxes, for the years ended December 31, 2017, 2016 and 2015, respectively, related to our investment in GLICNY. The $77.9 million, net of taxes, recorded in stockholder's equity as of December 31, 2017 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income (loss) during the years ended December 31, 2017, 2016 and 2015 in connection with forecasted transactions that were no longer considered probable of occurring.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                        Classification of gain (loss) recognized
(Amounts in millions)                           2017     2016    2015            in net income (loss)
---------------------                          ------  -------  ------  ----------------------------------------
Interest rate swaps........................... $   --  $  15.1  $  0.6       Net investment gains (losses)
Equity index options..........................   57.4     11.8   (23.6)      Net investment gains (losses)
Financial futures.............................  (34.8)  (101.6)  (31.5)      Net investment gains (losses)
Equity return swaps...........................  (21.8)    (3.7)    0.1       Net investment gains (losses)
Limited guarantee.............................    3.8     (3.3)   (1.4)      Net investment gains (losses)
Reinsurance embedded derivative...............  (11.5)    42.3    (1.3)      Net investment gains (losses)
GMWB embedded derivatives.....................   67.6     68.5   (21.6)      Net investment gains (losses)
Fixed index annuity embedded derivatives......  (83.7)   (22.0)   (7.1)      Net investment gains (losses)
Indexed universal life embedded derivatives...    7.5      9.7     6.5       Net investment gains (losses)
                                               ------  -------  ------
   Total derivatives not designated as hedges. $(15.5) $  16.8  $(79.3)
                                               ======  =======  ======

   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2017                                     2016
                                                --------------------------------------   --------------------------------------
                                                Derivatives   Derivatives        Net     Derivatives   Derivatives        Net
(Amounts in millions)                           assets/(1)/ liabilities/(1)/ derivatives assets/(1)/ liabilities/(1)/ derivatives
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 79.5        $  2.0         $ 77.5      $ 72.2        $  1.1         $ 71.1
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------        ------         ------
   Net amounts presented in the balance
     sheet.....................................     79.5           2.0           77.5        72.2           1.1           71.1
Gross amounts not offset in the balance sheet:
   Financial instruments/(2)/..................     (2.0)         (2.0)            --        (1.1)         (1.1)            --
   Collateral received.........................    (29.0)           --          (29.0)      (21.6)           --          (21.6)
   Collateral pledged..........................       --         (20.0)          20.0          --         (45.8)          45.8
Over collateralization.........................       --          20.0          (20.0)         --          45.8          (45.8)
                                                  ------        ------         ------      ------        ------         ------
Net amount.....................................   $ 48.5        $   --         $ 48.5      $ 49.5        $   --         $ 49.5
                                                  ======        ======         ======      ======        ======         ======

--------
/(1)/Does not include amounts related to embedded derivatives as of
     December 31, 2017 and 2016.
/(2)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2017 and 2016, we could have been allowed to claim $48.5 million and $49.5 million, respectively. The chart above excludes embedded derivatives and limited guarantee as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2017                        2016
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures in less than one year..............  $10.0    $--       $--      $  --    $--       $--
   Matures after one year through five years..     --     --        --       10.0     --        --
                                                -----    ---       ---      -----    ---       ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $--       $--      $10.0    $--       $--
                                                =====    ===       ===      =====    ===       ===

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2017      2016      2015
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,102.8  $2,345.5  $2,842.3
   Costs deferred.................................................      9.0      58.8     142.6
   Amortization, net of interest accretion........................   (185.0)   (301.5)   (185.3)
   Impairment.....................................................       --        --    (454.1)
   Reinsurance transactions/(1)/..................................     31.7        --        --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  1,958.5   2,102.8   2,345.5
   Accumulated effect of net unrealized investment (gains) losses.   (324.6)   (146.7)   (105.8)
                                                                   --------  --------  --------
Balance as of December 31......................................... $1,633.9  $1,956.1  $2,239.7
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. In 2016, we performed loss recognition testing and determined that we had premium deficiencies in our fixed immediate annuity products. As of June 30, 2016, we wrote off the entire DAC balance for our fixed immediate annuity products of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

$5.7 million through amortization. In addition, as a result of our fixed immediate annuity loss recognition testing as of December 31, 2017 and 2016, we increased our future policy benefit reserves and recognized expenses of $2.0 million and $9.0 million, respectively. The premium deficiency test results were primarily driven by the low interest rate environment and updated assumptions to future policy charges. As of December 31, 2017 and 2016, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

   In 2017 and 2016, as part of our annual review and update of assumptions, we increased DAC amortization for our universal and term universal life products by $37.5 million and $82.1 million, respectively, reflecting updated assumptions primarily for emerging mortality experience and prolonged lower interest rates. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements as well as corrections related to reinsurance inputs. See note 7 for additional information regarding amortization of DAC related to reinsurance transactions with related parties.

   In 2015, we entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life"). Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. We initially ceded premiums of $325.7 million and reserves of $330.5 million of certain term life insurance products under this agreement. In connection with entering into the Master Agreement in 2015, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

(6) Intangible Assets

   The following table presents our intangible assets as of December 31:

                                                        2017                     2016
                                               ----------------------   ----------------------
                                                 Gross                    Gross
                                                carrying   Accumulated   carrying   Accumulated
(Amounts in millions)                          amount/(1)/ amortization amount/(1)/ amortization
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $594.2      $(511.2)     $625.6      $(479.8)
Capitalized software..........................    129.7       (118.3)      127.3       (112.1)
Deferred sales inducements to contractholders.     64.7        (43.5)       66.5        (40.5)
Other.........................................      3.8         (3.8)        3.8         (3.8)
                                                 ------      -------      ------      -------
   Total......................................   $792.4      $(676.8)     $823.2      $(636.2)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2017, 2016 and 2015 was $37.6 million, $(2.7) million and $30.7 million, respectively. Amortization expense related to deferred sales inducements of $3.0 million, $4.9 million and $4.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2017    2016    2015
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $211.3  $198.6  $218.3
   Amortization...................................................  (41.8)    2.0   (32.5)
   Interest accreted at 5.32%, 5.22% and 6.14%....................   10.4    10.7    12.8
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  179.9   211.3   198.6
   Accumulated effect of net unrealized investment (gains) losses.  (96.9)  (65.5)  (60.5)
                                                                   ------  ------  ------
Balance as of December 31......................................... $ 83.0  $145.8  $138.1
                                                                   ======  ======  ======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. As of December 31, 2017, we believe all of our businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2017 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2018. 6.5%
                                   2019. 8.0%
                                   2020. 7.3%
                                   2021. 6.6%
                                   2022. 6.1%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2017, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In April 2017, we assumed risk on a coinsurance basis for certain blocks of term life insurance, universal life insurance and single premium whole life insurance from GLIC, our parent. As part of these transactions, we received cash and investments of $250.6 million, DAC of $31.7 million and recorded higher reserves of $190.6, which resulted in an after-tax gain of $57.2 million. This affiliated reinsurance gain was recorded in additional paid-in capital as a deemed capital contribution in 2017.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. As of December 31, 2017 and 2016, we had reserves of $1,367.1 million and $1,258.9 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2017 and 2016, we had reinsurance recoverables of $198.9 million and $232.6 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   In February 2016, as part of restructuring Genworth's U.S. life insurance business, Genworth announced an initiative to repatriate existing reinsured business from Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. After receiving regulatory approval, on October 1, 2016, the repatriation was completed through the merger of BLAIC with and into GLIC, our parent, with GLIC being the surviving company. As a result of this repatriation, we recaptured all of our term and universal life insurance policies previously ceded to BLAIC, an affiliate, which primarily increased policy fees and other income $318.1 million with a proportionate increase in benefits and other changes in reserves. In addition, subsequent to the recapture, an embedded derivative associated with our universal life insurance products was terminated which resulted in a gain of $42.6 million that was recorded in net investment gains (losses).

   In 2016, we also recaptured certain universal life insurance policies previously ceded to GLIC and certain linked-benefit products were recaptured by GLIC that we had previously assumed. As a result of these reinsurance transactions, we initially recorded higher policy fees and other income of approximately $403.0 million, higher acquisition and operating expenses of approximately $298.0 million and we wrote off deferred acquisition costs of approximately $50.8 million. These reinsurance recaptures resulted in an after-tax gain of approximately $45.7 million. Additionally, in satisfaction of the $298.0 million net recapture settlement, we transferred fixed maturity securities with a book value of $276.2 million to GLIC, resulting in an after-tax gain of $14.2 million. These affiliated non-cash recapture gains were recorded in additional paid-in capital as deemed capital contributions in 2016. See note 12, supplemental cash flow information, for other non-cash transactions.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $814.4 million and $18.4 million, respectively, as of December 31, 2017 and $775.7 million and $18.2 million, respectively, as of December 31, 2016 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2017 and 2016, we had $1,768.9 million and $1,739.4 million, respectively, in retained assets that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2017 and 2016, we had a reinsurance recoverable of $5,828.3 million and $6,001.1 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2017         2016         2015
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 475,061.0  $ 502,208.9  $ 524,686.6
 Amounts assumed from other companies..   132,285.7    135,988.1    139,439.1
 Amounts ceded to other companies/(1)/.  (555,841.4)  (554,261.6)  (478,002.5)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $  51,505.3  $  83,935.4  $ 186,123.2
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...       256.8%       162.0%        74.9%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                       Earned
                                     -------------------------  -----------------------------
(Amounts in millions)                  2017     2016     2015     2017       2016       2015
---------------------                -------  -------  -------  -------  -------      -------
Direct.............................. $ 795.9  $ 837.7  $ 882.9  $ 796.6  $ 838.6      $ 884.2
Assumed.............................   169.1    156.5    156.7    169.2    156.6        156.7
Ceded...............................  (655.1)  (980.9)  (499.1)  (655.8)  (981.6)      (500.0)
                                     -------  -------  -------  -------  -------      -------
Net premiums........................ $ 309.9  $  13.3  $ 540.5  $ 310.0  $  13.6      $ 540.9
                                     =======  =======  =======  =======  =======      =======
Percentage of amount assumed to net.                               54.6%      NM/(1)/    29.0%
                                                                =======  =======      =======

--------
/(1)/We define "NM" as not meaningful for percentages greater than 200%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   See note 5 for a discussion on the impact of reinsurance treaty with Protective Life on ceded premiums for the year ended December 31, 2016.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,235.0 million, $996.2 million and $1,106.6 million during 2017, 2016 and 2015, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption     2017     2016
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.00% - 8.00% $4,775.9 $4,859.7
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,347.5  2,455.8
Annuity contracts with life contingencies.......    /(1)/   1.00% - 8.00%  1,302.7  1,361.7
Accident and health insurance contracts.........    /(3)/   3.50% - 6.00%    126.2    114.0
Supplementary contracts with life contingencies.    /(1)/   1.00% - 8.00%     74.3     67.9
                                                                          -------- --------
   Total future policy benefits.................                          $8,626.6 $8,859.1
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, the 1983 Group Annuitant Mortality Table, the 1983 Individual Annuitant Mortality Table, the Annuity 2000 Mortality Table or the 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, or the 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or the 2000
     U.S. Annuity Table, the 1983 Group Annuitant Mortality Table or the 2008 Valuation Basic Table.

   We regularly review our assumptions and perform loss recognition testing at least annually. In 2017 and 2016, we performed loss recognition testing and determined that we had premium deficiencies in our fixed immediate annuity products. As of June 30, 2016, we wrote off the entire DAC balance for our fixed immediate annuity products of $5.7 million through amortization. In addition, as a result of our fixed immediate annuity loss recognition testing as of December 31, 2017 and 2016, we increased our future policy benefit reserves and recognized expenses of $2.0 million and $9.0 million, respectively. The premium deficiency test results were primarily driven by the low interest rate environment and updated assumptions to future policy charges. The 2015 test did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for these products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

   (Amounts in millions)                                    2017      2016
   ---------------------                                  --------- ---------
   Annuity contracts..................................... $ 4,195.4 $ 4,419.6
   Structured settlements without life contingencies.....     768.5     835.9
   FABNs.................................................       5.0       5.3
   Supplementary contracts without life contingencies....     443.4     465.2
   Variable universal life insurance contracts...........      15.3      15.9
                                                          --------- ---------
      Total investment contracts.........................   5,427.6   5,741.9
   Universal and term universal life insurance contracts.   6,630.1   6,211.4
                                                          --------- ---------
      Total policyholder account balances................ $12,057.7 $11,953.3
                                                          ========= =========

   In 2017, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $30.8 million for our universal and term universal life insurance products driven mostly by emerging mortality experience and from prolonged low interest rates. In 2016, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $202.2 million for our universal and term universal life insurance products, reflecting updated assumptions primarily for mortality experience in older age populations. In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $16.1 million and $15.0 million of common stock related to our memberships as of December 31, 2017 and 2016, respectively, which was included in equity securities. In 2017, our universal life business entered into a new FHLB agreement for $25.0 million, which was included in universal and term universal life insurance contracts in the table above. As of December 31, 2017, we have an outstanding funding agreement with FHLB and also a letter of credit which has not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The letter of credit of $28.2 million related to the FHLB is for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. This funding agreement and the letter of credit were collateralized by fixed maturity securities with a fair value of $72.4 million as of December 31, 2017.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2017     2016
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,169.3 $2,168.6
   Net amount at risk...................................................... $    2.2 $    3.4
   Average attained age of contractholders.................................       74       73
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,202.0 $2,297.8
   Net amount at risk...................................................... $  114.2 $  154.1
   Average attained age of contractholders.................................       75       74
Account values with living benefit guarantees:
   GMWBs................................................................... $2,311.0 $2,405.5
   Guaranteed annuitization benefits....................................... $1,168.1 $1,145.5

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2017 and 2016, our total liability associated with variable annuity contracts with minimum guarantees was approximately $5,008.4 million and $5,135.6 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $92.7 million and $89.0 million as of December 31, 2017 and 2016, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2017 and 2016, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $584.7 million and $663.4 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2017     2016
                    ---------------------  -------- --------
                     Balanced funds....... $2,743.4 $2,780.4
                     Equity funds.........  1,116.1  1,116.6
                     Bond funds...........    435.7    478.2
                     Money market funds...     75.0     80.1
                                           -------- --------
                        Total............. $4,370.2 $4,455.3
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(9) Liability for Policy and Contract Claims

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (Amounts in millions)                               2017   2016
        ---------------------                              ------ ------
        Life insurance.................................... $236.7 $205.4
        Fixed annuities...................................   12.7    8.4
        Accident and health insurance contracts...........   42.5   46.6
        Runoff............................................    6.4    7.2
                                                           ------ ------
           Total liability for policy and contract claims. $298.3 $267.6
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2017     2016     2015
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 267.6  $ 254.6  $ 245.8
       Less reinsurance recoverables..........  (155.1)  (127.3)  (112.4)
                                               -------  -------  -------
          Net balance as of January 1.........   112.5    127.3    133.4
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   757.5    703.6    810.8
          Prior years.........................    13.2     16.9      8.4
                                               -------  -------  -------
              Total incurred..................   770.7    720.5    819.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (671.8)  (663.0)  (736.8)
          Prior years.........................   (86.7)   (72.3)   (88.5)
                                               -------  -------  -------
              Total paid......................  (758.5)  (735.3)  (825.3)
                                               -------  -------  -------
          Net balance as of December 31.......   124.7    112.5    127.3
       Add reinsurance recoverables...........   173.6    155.1    127.3
                                               -------  -------  -------
       Ending balance as of December 31....... $ 298.3  $ 267.6  $ 254.6
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2017

   In 2017, the incurred amount of $13.2 million related to insured events of prior years increased predominantly related to our life insurance business from unfavorable mortality in 2017.

2016

   In 2016, the incurred amount of $16.9 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity in 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


2015

   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

(10) Non-Recourse Funding Obligations

   As of December 31, 2017 and 2016, Rivermont Life Insurance Company I ("Rivermont I"), our wholly-owned, special purpose consolidated captive insurance subsidiary, had an outstanding floating rate subordinated note of $310.6 million and $310.4 million, net of $4.4 million and $4.6 million, respectively, of deferred borrowing charges, due in 2050 with accrual of interest based on one-month London Interbank Offered rate ("LIBOR") that resets every 28 days plus a fixed margin. This surplus note has been deposited into a trust that has issued money market securities. Both principal and interest payments on the money market securities are guaranteed by a third-party insurance company. The holders of the money market securities cannot require repayment from us or Rivermont I, the direct issuer of the note. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify Rivermont I and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2017 and 2016, the fair value of this derivative was $4.3 million and $0.5 million, respectively.

   Any payment of principal, including by redemption, or interest on the note may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the note have no rights to accelerate payment of principal of the note under any circumstances, including without limitation, for nonpayment or breach of any covenant. Rivermont I, the direct issuer of the note, reserves the right to repay the note that it has issued at any time, subject to prior regulatory approval.

   During 2016, in connection with a life block transaction, River Lake I redeemed $1,004.6 million of its outstanding floating rate subordinated notes due in 2033 and River Lake II redeemed $794.8 million of its outstanding floating rate subordinated notes due in 2035 for a pre-tax loss of approximately $9.0 million from the write-off of deferred borrowing costs.

   During 2015, River Lake I repaid $30.6 million of its total outstanding floating rate subordinated notes due in 2033 and River Lake II repaid $36.8 million of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2017 and 2016 were 3.5% and 2.8%, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(11) Income Taxes

   The total benefit for income taxes was as follows for the years ended December 31:

         (Amounts in millions)                2017     2016     2015
         ---------------------              -------  -------  -------
         Current federal income taxes...... $  46.9  $ 121.9  $ (23.9)
         Deferred federal income taxes.....  (432.0)  (157.2)  (184.2)
                                            -------  -------  -------
            Total federal income taxes.....  (385.1)   (35.3)  (208.1)
                                            -------  -------  -------
         Current state income taxes........     1.3     (0.1)    (1.2)
         Deferred state income taxes.......     1.5      0.8     (1.9)
                                            -------  -------  -------
            Total state income taxes.......     2.8      0.7     (3.1)
                                            -------  -------  -------
            Total benefit for income taxes. $(382.3) $ (34.6) $(211.2)
                                            =======  =======  =======

   As of December 31, 2017, the current federal income tax payable was $14.4 million and was included in other liabilities in the consolidated balance sheet. As of December 31, 2016, the current federal income tax receivable was $15.8 million and was included in other assets in the consolidated balance sheet. As of December 31, 2017 and 2016, the current state income tax payable was $1.3 million and $0.1 million, respectively, and was included in other liabilities in the consolidated balance sheets.

   In 2016, we recorded $36.1 million in retained earnings as a deemed dividend related to a reimbursement of amounts primarily related to liabilities for tax contingency reserves previously assumed and paid by Genworth North America Corporation ("GNA"), our indirect parent, under our Tax Assumption Agreement. In 2017 and 2015, there were no adjustments to liabilities related to tax contingency reserves.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(Amounts in millions)                                            2017            2016           2015
---------------------                                       --------------  -------------  -------------
Pre-tax loss before equity in net income of unconsolidated
  subsidiary............................................... $ (91.4)        $(113.2)       $(577.4)
                                                            =======         =======        =======
Statutory U.S. federal income tax rate..................... $ (32.0)  35.0% $ (39.6) 35.0% $(202.1) 35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect......     1.8   (2.0)     0.5  (0.4)    (2.0)  0.3
   Write-off of deferred taxes.............................      --     --      9.0  (8.0)     1.2  (0.2)
   Benefit on tax favored investments, net of uncertain
     tax positions.........................................     2.1   (2.3)    (7.6)  6.7    (10.8)  1.9
   Valuation allowance.....................................    (2.9)   3.2      2.9  (2.6)    (1.2)  0.2
   TCJA, impact from change in tax rate....................  (349.7) 382.6       --    --       --    --
   Other, net..............................................    (1.6)   1.8      0.2  (0.2)     3.7  (0.6)
                                                            -------  -----  -------  ----  -------  ----
Effective rate............................................. $(382.3) 418.3% $ (34.6) 30.6% $(211.2) 36.6%
                                                            =======  =====  =======  ====  =======  ====

   On December 22, 2017, the TCJA was signed into law. The enactment of the new law signified the first major overhaul of the U.S. federal income tax system in more than 30 years. The most significant provision to our financial statements is the corporate rate reduction from 35% to 21%. Included in our 2017 benefit for income taxes is $349.7 million of tax benefits associated with revaluing our deferred tax assets and liabilities to the new rate on the date of enactment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   For the year ended December 31, 2017, the increase in the effective tax rate was primarily related to changes in U.S. tax legislation under the TCJA, mostly from the reduction in corporate tax rates as described above.

   For the year ended December 31, 2016, the decrease in the effective tax rate was primarily attributable to the write-off of unsupported tax balances and a valuation allowance on foreign tax credits that we did not expect to realize. This decrease was partially offset by the effect of tax favored investment benefits on a lower pre-tax loss in 2016 compared to 2015.

   The components of the net deferred income tax liability were as follows as of December 31:

       (Amounts in millions)                              2017    2016
       ---------------------                             ------  ------
       Assets:
          Accrued expenses..............................   24.2    11.5
          Net operating loss carryforwards..............    7.4    12.3
          Foreign tax credit carryforwards..............    1.6     2.1
          State income taxes............................    6.2     7.8
                                                         ------  ------
              Gross deferred income tax assets..........   39.4    33.7
              Valuation allowance.......................   (7.4)  (15.2)
                                                         ------  ------
              Total deferred income tax assets..........   32.0    18.5
                                                         ------  ------
       Liabilities:
          Investments................................... $  1.1  $  8.8
          Insurance reserves transition adjustment......   93.1      --
          Insurance reserves............................   47.0   203.7
          Net unrealized gains on investment securities.   70.1    89.6
          PVFP..........................................   42.8    82.9
          DAC...........................................  282.4   526.0
          Other.........................................   22.2    10.3
                                                         ------  ------
              Total deferred income tax liabilities.....  558.7   921.3
                                                         ------  ------
              Net deferred income tax liability......... $526.7  $902.8
                                                         ======  ======

   The above valuation allowance of $7.4 million and $15.2 million as of December 31, 2017 and 2016, respectively, related to a specific federal separate tax return net operating loss. As of December 31, 2016, the valuation allowance also included the impact of foreign tax credits that we did not expect to realize. The decrease in the valuation allowance in 2017 was primarily related to judgments regarding the future realization of certain foreign tax credits, for which a valuation allowance was established in 2016 and the effect of revaluing deferred tax assets and liabilities to the newly enacted 21% tax rate. In light of our latest financial projections, which include the impact of changes in U.S. tax law under the TCJA, we believe that it is more likely than not that the benefits of these foreign tax credits will be realized and have released this portion of the valuation allowance.

   Based on our analysis, we believe it is more likely than not that the results of future operations and reversal of taxable temporary differences will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Net operating loss carryforwards amounted to $35.2 million as of December 31, 2017, and if unused, will expire beginning in 2021. Foreign tax credit carryforwards amounted to $1.6 million as of December 31, 2017, and if unused will begin to expire in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (Amounts in millions)                          2017   2016   2015
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 5.4  $ 7.1  $ 9.6
       Tax positions related to the current period:
          Gross additions...........................   1.6     --    0.8
          Gross reductions..........................  (1.6)  (1.7)  (1.6)
       Tax positions related to the prior years:
          Gross additions...........................   9.6     --     --
          Gross reductions..........................    --     --   (1.7)
                                                     -----  -----  -----
       Balance as of December 31.................... $15.0  $ 5.4  $ 7.1
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $15.0 million as of December 31, 2017, which if recognized would affect the effective rate on operations by $10.0 million. We believe that it is reasonably possible that in 2018 due to the potential resolution of certain potential settlements and other administrative and statutory proceedings and limitations, up to approximately $14.3 million unrecognized tax benefits will be recognized.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2017, 2016 and 2015, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2017 and 2016.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2013. Any exposure with respect to these pre-2014 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

   Due to the complexities involved in accounting for the recently enacted TCJA, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, which requires companies to include in its financial statements a reasonable estimate of the impact of the TCJA on earnings to the extent such reasonable estimate has been determined. For specific effects of the TCJA for which a reasonable estimate cannot be made, SAB 118 provides that no amount should be recorded as a provisional amount in current year earnings and companies should continue to apply the tax law in effect just before the enactment date of the TCJA on December 22, 2017.

   Accordingly, we recorded the following reasonable estimates of the tax impact in our earnings for the year ended December 31, 2017. These amounts are considered to be provisional as we continue to assess available tax methods and elections and refine our computations and estimates.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Deferred tax assets and liabilities

   We remeasured certain deferred tax assets and liabilities based on the federal rate at which they are expected to reverse in the future, which is generally 21%. However, the Internal Revenue Service has indicated that additional guidance will be forthcoming with respect to several technical areas within the TCJA, which could affect the measurement of these balances or potentially give rise to new deferred tax amounts. The provisional amount recorded in 2017 that related to the re-measurement of our deferred tax assets and liabilities was a tax benefit of $349.7 million.

   Insurance reserve transition adjustment

   We have recorded a provisional reclassification in deferred tax liabilities in the amount of $93.1 million related to the transition adjustment required under the TCJA with respect to the life insurance policyholder reserves. Under the TCJA this transition adjustment is to be taken into account ratably over eight taxable years. This provisional amount had no impact on income (loss), however, the reclassification amount may change as we continue to refine our insurance reserve calculations and apply the new reserving rules under the TCJA on a product level basis. Future changes similarly are not expected to have an impact on income (loss).

   Further regulatory guidance related to the TCJA is expected to be issued in 2018 which may result in changes to our current estimates. Any revisions to the estimated impacts of the TCJA will be recorded when the computations are complete and will be reflected in our year ended December 31, 2018 financial statements.

(12) Supplemental Cash Flow Information

   Net cash paid for taxes was $16.8 million, $132.7 million and $48.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $10.8 million, $54.5 million and $81.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   For a discussion of capital contributions and related transactions, see notes 11 and 16. For information regarding non-cash transactions related to reinsurance transactions with related parties, see note 7.

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $68.9 million, $103.4 million and $150.3 million for the years ended December 31, 2017, 2016 and 2015, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $14.1 million, $25.2 million and $28.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $17.2 million, $14.9 million and $15.9 million to Genworth in 2017, 2016 and 2015, respectively, for investment-related

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2017, 2016 and 2015, we incurred no interest expense under this agreement. For the years ended December 31, 2017, 2016 and 2015, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2017 and 2016, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2017 and 2016, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $10.8 million and $9.3 million as of December 31, 2017 and 2016, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2017 and 2016 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2017, we recorded $2.5 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2016 and 2015, we recorded $0.5 million and $24.5 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2017 and 2016, Newco leased buildings to affiliates and we recognized $4.5 million in rental income related to these lease arrangements.

   See note 7 for additional information related to reinsurance transactions with related parties.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, short-term investments, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents limited partnerships accounted for under the cost method. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2017
                     -                       ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,774.6 $1,835.8   $--    $ --   $1,835.8
   Other invested assets....................     /(1)/        6.2      9.2    --      --        9.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.6    201.0    --      --      201.0
   Investment contracts.....................     /(1)/    5,427.6  5,671.0    --     4.9    5,666.1
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   29.5            --       --    --      --         --

                                                                      2016
                                             ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,623.1 $1,654.3   $--    $ --   $1,654.3
   Other invested assets....................     /(1)/       17.1     19.5    --     8.5       11.0
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.4    185.7    --      --      185.7
   Investment contracts.....................     /(1)/    5,741.9  6,033.7    --     5.1    6,028.6
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   35.0            --       --    --      --         --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, short-term investments, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, short-term investments, equity and trading securities

   The fair value of fixed maturity, short-term investments, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or broker quotes, which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. If prices are unavailable from public pricing services we obtain broker quotes. For all

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   A summary of the inputs used for our fixed maturity, short-term investments, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

Level 1 measurements

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

Level 2 measurements

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 87.7% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing. Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2017:

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association OAS,
U.S. government, agencies and                      Price quotes from trading desk,        Treasury Curve, Agency Bullet Curve,
 government-sponsored enterprises.....  $880.1     broker feeds                           maturity to issuer spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......  $704.6     vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................  $167.2     market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $5,275.3    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,740.0    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,178.3    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                                                          year, tranche type, original credit
                                                   Multi-dimensional attribute-based      ratings, weighted-average life, cash
                                                   modeling systems, pricing matrix,      flows, spreads derived from broker
                                                   spread matrix priced to swap curves,   quotes, bid side prices, spreads to
                                                   Trepp commercial mortgage-backed       daily updated swaps curves, TRACE
Commercial mortgage-backed............   $951.2    securities analytics model             reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $537.1    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.7 million, $365.1 million and $156.6 million, respectively, as of December 31, 2017. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Short-term investments

   Short-term investments primarily include commercial paper and other highly liquid debt instruments and are classified as Level 2. We determine fair value after considering prices obtained by third-party pricing services.

Level 3 measurements

   Fixed maturity securities

  . Internal models: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed and other asset-backed securities are valued using internal models. The primary inputs to the valuation of the bond population include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $910.3 million as of December 31, 2017.

  . Broker quotes: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $158.5 million as of December 31, 2017.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2017 and 2016, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $53.6 million and $62.1 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Fixed index annuity embedded derivatives

   We have fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We have indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rates, equity index volatility, equity index, and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                         2017
                                                                       -----------------------------------------
(Amounts in millions)                                                    Total     Level 1   Level 2    Level 3
---------------------                                                  ---------- --------- ---------- ---------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $    880.1 $      -- $    880.1 $      --
          State and political subdivisions............................      704.6        --      704.6        --
          Non-U.S. government.........................................      177.9        --      177.9        --
          U.S. corporate:
             Utilities................................................    1,198.7        --      962.4     236.3
             Energy...................................................      630.4        --      599.1      31.3
             Finance and insurance....................................    1,259.8        --    1,066.2     193.6
             Consumer--non-cyclical...................................      906.6        --      892.9      13.7
             Technology and communications............................      583.5        --      583.5        --
             Industrial...............................................      305.3        --      305.3        --
             Capital goods............................................      566.1        --      538.4      27.7
             Consumer--cyclical.......................................      349.0        --      287.2      61.8
             Transportation...........................................      346.5        --      311.5      35.0
             Other....................................................      164.2        --       93.9      70.3
                                                                       ---------- --------- ---------- ---------
             Total U.S. corporate.....................................    6,310.1        --    5,640.4     669.7
                                                                       ---------- --------- ---------- ---------
          Non-U.S. corporate:
             Utilities................................................      149.9        --       66.6      83.3
             Energy...................................................      275.3        --      221.5      53.8
             Finance and insurance....................................      494.1        --      463.1      31.0
             Consumer--non-cyclical...................................      137.5        --       91.9      45.6
             Technology and communications............................      213.0        --      199.9      13.1
             Industrial...............................................      209.6        --      182.1      27.5
             Capital goods............................................      157.3        --      104.6      52.7
             Consumer--cyclical.......................................       56.3        --       52.4       3.9
             Transportation...........................................      154.3        --      125.7      28.6
             Other....................................................      389.7        --      388.8       0.9
                                                                       ---------- --------- ---------- ---------
             Total non-U.S. corporate.................................    2,237.0        --    1,896.6     340.4
                                                                       ---------- --------- ---------- ---------
          Residential mortgage-backed.................................    1,192.9        --    1,178.3      14.6
          Commercial mortgage-backed..................................      966.6        --      951.2      15.4
          Other asset-backed..........................................      565.8        --      537.1      28.7
                                                                       ---------- --------- ---------- ---------
          Total fixed maturity securities.............................   13,035.0        --   11,966.2   1,068.8
                                                                       ---------- --------- ---------- ---------
       Equity securities..............................................       64.2      32.0       16.3      15.9
                                                                       ---------- --------- ---------- ---------
       Other invested assets:
          Derivative assets:
             Equity index options.....................................       79.5        --         --      79.5
             Limited guarantee........................................        4.3        --         --       4.3
                                                                       ---------- --------- ---------- ---------
             Total derivative assets..................................       83.8        --         --      83.8
                                                                       ---------- --------- ---------- ---------
          Securities lending collateral...............................       43.5        --       43.5        --
          Short-term investments......................................       15.9        --       15.9        --
                                                                       ---------- --------- ---------- ---------
          Total other invested assets.................................      143.2        --       59.4      83.8
                                                                       ---------- --------- ---------- ---------
    Reinsurance recoverable/(1)/......................................       11.1        --         --      11.1
    Separate account assets...........................................    6,659.9   6,659.9         --        --
                                                                       ---------- --------- ---------- ---------
             Total assets............................................. $ 19,913.4 $ 6,691.9 $ 12,041.9 $ 1,179.6
                                                                       ========== ========= ========== =========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                                                       2016
                                                                       -------------------------------------
(Amounts in millions)                                                    Total   Level 1   Level 2  Level 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   954.7 $     -- $   954.7 $     --
          State and political subdivisions............................     624.0       --     624.0       --
          Non-U.S.government..........................................     169.0       --     169.0       --
          U.S. corporate:
             Utilities................................................   1,067.6       --     822.4    245.2
             Energy...................................................     614.9       --     562.8     52.1
             Finance and insurance....................................   1,167.0       --     985.4    181.6
             Consumer--non-cyclical...................................     885.9       --     857.2     28.7
             Technology and communications............................     528.5       --     528.5       --
             Industrial...............................................     245.7       --     245.7       --
             Capital goods............................................     534.8       --     503.3     31.5
             Consumer--cyclical.......................................     339.3       --     270.2     69.1
             Transportation...........................................     321.6       --     263.3     58.3
             Other....................................................     163.1       --      90.3     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,868.4       --   5,129.1    739.3
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     123.3       --      41.6     81.7
             Energy...................................................     246.7       --     193.8     52.9
             Finance and insurance....................................     399.5       --     354.6     44.9
             Consumer--non-cyclical...................................     133.6       --      88.3     45.3
             Technology and communications............................     188.9       --     176.4     12.5
             Industrial...............................................     189.8       --     173.5     16.3
             Capital goods............................................     118.3       --      69.3     49.0
             Consumer--cyclical.......................................      45.3       --      40.6      4.7
             Transportation...........................................     144.5       --     107.1     37.4
             Other....................................................     359.1       --     355.5      3.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,949.0       --   1,600.7    348.3
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,267.3       --   1,263.2      4.1
          Commercial mortgage-backed..................................     825.2       --     815.6      9.6
          Other asset-backed..........................................     752.1       --     699.2     52.9
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,409.7       --  11,255.5  1,154.2
                                                                       --------- -------- --------- --------
       Equity securities..............................................      53.3     30.1       7.4     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     259.1       --     259.1       --
          Derivative assets:
             Interest rate swaps......................................       0.2       --       0.2       --
             Equity index options.....................................      72.0       --        --     72.0
             Limited guarantee........................................       0.5       --        --      0.5
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      72.7       --       0.2     72.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      89.0       --      89.0       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     420.8       --     348.3     72.5
                                                                       --------- -------- --------- --------
    Reinsurance recoverable/(1)/......................................      13.3       --        --     13.3
    Separate account assets...........................................   6,704.4  6,704.4        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $19,601.5 $6,734.5 $11,611.2 $1,255.8
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                   Total realized and
                                                   unrealized gains
                                                       (losses)
                                        Beginning  ----------------
                                         balance   Included
                                          as of     in net                                                     Transfer
                                        January 1,  income   Included                                            into
(Amounts in millions)                      2017     (loss)    in OCI  Purchases  Sales  Issuances Settlements Level 3/(1)/
---------------------                   ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
         Utilities.....................  $  245.2   $   --    $ 6.6    $  6.0   $   --    $ --      $  (3.6)     $10.8
         Energy........................      52.1     (1.1)     0.6        --       --      --        (10.7)        --
         Finance and insurance.........     181.6       --      3.8      31.0     (7.0)     --        (23.8)       8.0
         Consumer--non-cyclical........      28.7       --      0.9        --       --      --           --         --
         Industrial....................        --       --      0.8      10.0       --      --           --         --
         Capital goods.................      31.5      0.2      1.2       4.0       --      --         (5.1)        --
         Consumer--cyclical............      69.1      0.1      3.1        --       --      --        (10.5)        --
         Transportation................      58.3       --      0.2        --       --      --         (1.8)        --
         Other.........................      72.8       --      1.2        --     (3.9)     --         (3.9)       4.1
                                         --------   ------    -----    ------   ------    ----      -------      -----
         Total U.S. corporate..........     739.3     (0.8)    18.4      51.0    (10.9)     --        (59.4)      22.9
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Non-U.S. corporate:
         Utilities.....................      81.7       --      1.5      10.0       --      --           --        0.8
         Energy........................      52.9       --      1.2        --       --      --         (0.3)        --
         Finance and insurance.........      44.9       --      0.4        --       --      --         (4.0)        --
         Consumer--non-cyclical........      45.3       --      1.1        --       --      --         (0.8)        --
         Technology and
          communications...............      12.5       --      0.6        --       --      --           --         --
         Industrial....................      16.3       --      0.7       4.0       --      --           --       10.7
         Capital goods.................      49.0       --      0.7       3.0       --      --           --         --
         Consumer--cyclical............       4.7       --     (0.1)       --       --      --         (0.7)        --
         Transportation................      37.4       --      0.5       6.0       --      --        (10.0)        --
         Other.........................       3.6     (1.5)     0.7        --     (1.9)     --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
         Total non-U.S.
          corporate....................     348.3     (1.5)     7.3      23.0     (1.9)     --        (15.8)      11.5
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Residential mortgage-backed.........       4.1       --     (0.2)     15.1       --      --         (0.3)       4.9
   Commercial mortgage-backed..........       9.6     (0.9)     0.9      25.6       --      --           --         --
   Other asset-backed..................      52.9     (7.4)    10.1      27.8    (30.3)     --         (0.6)       4.0
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Total fixed maturity securities.....   1,154.2    (10.6)    36.5     142.5    (43.1)     --        (76.1)      43.3
                                         --------   ------    -----    ------   ------    ----      -------      -----
Equity securities......................      15.8       --      0.1        --       --      --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Other invested assets:
   Derivative assets:
      Equity index options.............      72.0     57.4       --      72.0       --      --       (121.9)        --
      Limited guarantee................       0.5      3.8       --        --       --      --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
      Total derivative assets..........      72.5     61.2       --      72.0       --      --       (121.9)        --
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Total other invested assets.........      72.5     61.2       --      72.0       --      --       (121.9)        --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Reinsurance recoverable/(2)/...........      13.3     (3.9)      --        --       --     1.7           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Total Level 3 assets...................  $1,255.8   $ 46.7    $36.6    $214.5   $(43.1)   $1.7      $(198.0)     $43.3
                                         ========   ======    =====    ======   ======    ====      =======      =====

                                                                  Total gains
                                                                    (losses)
                                                                  included in
                                                        Ending     net income
                                                       balance       (loss)
                                         Transfer       as of     attributable
                                          out of     December 31,  to assets
(Amounts in millions)                   Level 3/(1)/     2017      still held
---------------------                   -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
         Utilities.....................   $ (28.7)     $  236.3      $  --
         Energy........................      (9.6)         31.3         --
         Finance and insurance.........        --         193.6       (0.2)
         Consumer--non-cyclical........     (15.9)         13.7         --
         Industrial....................     (10.8)           --         --
         Capital goods.................      (4.1)         27.7        0.1
         Consumer--cyclical............        --          61.8         --
         Transportation................     (21.7)         35.0         --
         Other.........................        --          70.3         --
                                          -------      --------      -----
         Total U.S. corporate..........     (90.8)        669.7       (0.1)
                                          -------      --------      -----
   Non-U.S. corporate:
         Utilities.....................     (10.7)         83.3         --
         Energy........................        --          53.8         --
         Finance and insurance.........     (10.3)         31.0         --
         Consumer--non-cyclical........        --          45.6         --
         Technology and
          communications...............        --          13.1         --
         Industrial....................      (4.2)         27.5         --
         Capital goods.................        --          52.7         --
         Consumer--cyclical............        --           3.9         --
         Transportation................      (5.3)         28.6         --
         Other.........................        --           0.9         --
                                          -------      --------      -----
         Total non-U.S.
          corporate....................     (30.5)        340.4         --
                                          -------      --------      -----
   Residential mortgage-backed.........      (9.0)         14.6         --
   Commercial mortgage-backed..........     (19.8)         15.4         --
   Other asset-backed..................     (27.8)         28.7         --
                                          -------      --------      -----
   Total fixed maturity securities.....    (177.9)      1,068.8       (0.1)
                                          -------      --------      -----
Equity securities......................        --          15.9         --
                                          -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options.............        --          79.5       36.3
      Limited guarantee................        --           4.3        3.8
                                          -------      --------      -----
      Total derivative assets..........        --          83.8       40.1
                                          -------      --------      -----
   Total other invested assets.........        --          83.8       40.1
                                          -------      --------      -----
Reinsurance recoverable/(2)/...........        --          11.1       (3.9)
                                          -------      --------      -----
Total Level 3 assets...................   $(177.9)     $1,179.6      $36.1
                                          =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                      Total
                                                  realized and
                                                unrealized gains
                                                    (losses)
                                     Beginning  ----------------
                                      balance   Included
                                       as of     in net                                                     Transfer
                                     January 1,  income  Included                                             into
(Amounts in millions)                   2016     (loss)   in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
      Utilities.....................  $  203.3   $  --    $(1.7)   $ 57.5   $  (5.5)   $ --      $  (7.7)    $ 25.5
      Energy........................      72.2      --     (1.8)     10.0        --      --         (7.3)        --
      Finance and insurance.........     175.2     0.7     (2.1)     21.0      (5.0)     --         (8.1)      14.2
      Consumer--non-cyclical........      24.8      --      0.8       8.0      (4.9)     --           --         --
      Industrial....................       8.9     1.9      0.1        --        --      --        (10.9)        --
      Capital goods.................      35.8     0.4      0.7       8.7      (4.2)     --         (4.5)       0.7
      Consumer--cyclical............      86.5     1.8     (0.8)       --      (4.7)     --        (28.0)      14.3
      Transportation................      39.0      --     (2.4)     24.9        --      --         (3.2)        --
      Other.........................      68.8      --     (2.7)       --        --      --         (3.7)      14.0
                                      --------   -----    -----    ------   -------    ----      -------     ------
      Total U.S. corporate..........     714.5     4.8     (9.9)    130.1     (24.3)     --        (73.4)      68.7
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      65.9      --     (0.6)     21.5      (5.1)     --           --         --
      Energy........................      70.1      --      9.6        --     (16.0)     --        (10.8)        --
      Finance and insurance.........      55.9      --       --      10.0      (1.0)     --        (20.0)        --
      Consumer--non-cyclical........      35.4      --      1.5        --      (3.0)     --         (0.7)      12.1
      Technology and
       communications...............       7.5      --       --       7.0      (2.0)     --           --         --
      Industrial....................      30.0      --      2.1        --     (20.9)     --           --        5.1
      Capital goods.................      65.4      --      1.1        --        --      --         (1.9)        --
      Consumer--cyclical............       5.2      --      0.1        --        --      --         (0.6)        --
      Transportation................      23.6      --     (1.7)      6.0        --      --           --        9.5
      Other.........................      27.6    (2.4)     1.5        --     (13.2)     --         (0.4)        --
                                      --------   -----    -----    ------   -------    ----      -------     ------
      Total non-U.S. corporate......     386.6    (2.4)    13.6      44.5     (61.2)     --        (34.4)      26.7
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Residential mortgage-backed......      30.1    (0.1)     0.3        --      (9.1)     --         (3.7)        --
   Commercial mortgage-backed.......       5.6      --     (1.6)      0.1        --      --         (2.5)      11.1
   Other asset-backed...............     388.6    (1.3)    (0.4)       --      (1.3)     --         (3.1)      14.6
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,525.4     1.0      2.0     174.7     (95.9)     --       (117.1)     121.1
                                      --------   -----    -----    ------   -------    ----      -------     ------
Equity securities...................      15.8      --       --        --        --      --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      28.3    11.5       --      64.5     (32.3)     --           --         --
    Limited guarantee...............       3.8    (3.3)      --        --        --      --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
    Total derivative assets.........      32.1     8.2       --      64.5     (32.3)     --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Total other invested assets......      32.1     8.2       --      64.5     (32.3)     --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      14.1    (2.6)      --        --        --     1.8           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Total Level 3 assets................  $1,587.4   $ 6.6    $ 2.0    $239.2   $(128.2)   $1.8      $(117.1)    $121.1
                                      ========   =====    =====    ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                               included in
                                                     Ending     net income
                                                    balance       (loss)
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2016      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
      Utilities.....................   $ (26.2)     $  245.2      $  --
      Energy........................     (21.0)         52.1         --
      Finance and insurance.........     (14.3)        181.6        0.2
      Consumer--non-cyclical........        --          28.7         --
      Industrial....................        --            --         --
      Capital goods.................      (6.1)         31.5        0.1
      Consumer--cyclical............        --          69.1         --
      Transportation................        --          58.3         --
      Other.........................      (3.6)         72.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (71.2)        739.3        0.3
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          81.7         --
      Energy........................        --          52.9         --
      Finance and insurance.........        --          44.9         --
      Consumer--non-cyclical........        --          45.3         --
      Technology and
       communications...............        --          12.5         --
      Industrial....................        --          16.3         --
      Capital goods.................     (15.6)         49.0         --
      Consumer--cyclical............        --           4.7         --
      Transportation................        --          37.4         --
      Other.........................      (9.5)          3.6       (0.3)
                                       -------      --------      -----
      Total non-U.S. corporate......     (25.1)        348.3       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (13.4)          4.1         --
   Commercial mortgage-backed.......      (3.1)          9.6         --
   Other asset-backed...............    (344.2)         52.9         --
                                       -------      --------      -----
   Total fixed maturity securities..    (457.0)      1,154.2         --
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          72.0       12.5
    Limited guarantee...............        --           0.5       (3.3)
                                       -------      --------      -----
    Total derivative assets.........        --          72.5        9.2
                                       -------      --------      -----
   Total other invested assets......        --          72.5        9.2
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          13.3       (2.6)
                                       -------      --------      -----
Total Level 3 assets................   $(457.0)     $1,255.8      $ 6.6
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities. Most significantly, the majority of the transfers out of Level 3 related to a reclassification of collateralized loan obligation securities previously valued using a broker priced source to now being valued using third-party pricing services.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                      Total
                                                  realized and
                                                unrealized gains
                                                    (losses)
                                     Beginning  ----------------
                                      balance   Included
                                       as of     in net                                                     Transfer
                                     January 1,  income  Included                                             into
(Amounts in millions)                   2015     (loss)   in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and politiical
    subdivisions....................  $    5.1   $   --   $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
      Utilities.....................     199.3       --     (3.2)     9.0        --      --         (1.8)        --
      Energy........................      83.8       --     (3.4)      --      (4.1)     --         (4.1)        --
      Finance and insurance.........     117.5      0.5     (1.9)    35.0        --      --         (4.5)      36.6
      Consumer--non-cyclical........      46.8       --      0.1       --        --      --        (12.0)        --
      Industrial....................        --       --     (0.1)     9.0        --      --           --         --
      Capital goods.................      32.3      0.1     (1.6)     7.8      (2.8)     --           --         --
      Consumer--cyclical............     124.2       --     (4.8)    20.0        --      --         (4.9)       0.5
      Transportation................      68.4       --     (0.4)      --        --      --        (17.5)        --
      Other.........................      72.8       --     (0.7)      --        --      --         (3.3)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total U.S. corporate..........     745.1      0.6    (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      76.4       --     (0.5)    10.0        --      --        (20.0)        --
      Energy........................     101.6     (0.3)    (6.1)      --      (4.7)     --        (20.4)        --
      Finance and insurance.........      78.1      2.4     (1.7)      --        --      --        (21.4)        --
      Consumer--non-cyclical........      39.1       --     (2.0)     9.0        --      --        (10.7)        --
      Technology and
       communications...............        --       --     (0.5)     8.0        --      --           --         --
      Industrial....................      50.3       --     (1.0)     1.0        --      --         (4.0)        --
      Capital goods.................      72.6       --     (2.2)      --        --      --         (5.0)        --
      Consumer--cyclical............      15.8       --     (0.4)      --        --      --           --       15.0
      Transportation................      31.9       --     (0.3)      --        --      --         (8.0)        --
      Other.........................      27.6       --      0.7       --        --      --         (0.7)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total non-U.S. corporate......     493.4      2.1    (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Residential mortgage-backed......      12.9     (0.2)    (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed.......       1.0       --     (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed...............     553.4     (1.1)     1.8     54.0    (172.4)     --        (75.9)      74.9
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,810.9      1.4    (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
Equity securities...................      15.9       --     (0.1)      --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      14.3    (23.1)      --     37.1        --      --           --         --
    Limited guarantee...............       5.2     (1.4)      --       --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total derivative assets.......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total other invested assets......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      10.9      1.2       --       --        --     2.0           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Total Level 3 assets................  $1,857.2   $(21.9)  $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                      ========   ======   ======   ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                               included in
                                                     Ending     net income
                                                    balance       (loss)
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2015      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and politiical
    subdivisions....................   $  (5.1)     $     --      $  --
   U.S. corporate:
      Utilities.....................        --         203.3         --
      Energy........................        --          72.2         --
      Finance and insurance.........      (8.0)        175.2        0.5
      Consumer--non-cyclical........     (10.1)         24.8         --
      Industrial....................        --           8.9         --
      Capital goods.................        --          35.8        0.1
      Consumer--cyclical............     (48.5)         86.5         --
      Transportation................     (11.5)         39.0         --
      Other.........................        --          68.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (78.1)        714.5        0.6
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          65.9         --
      Energy........................        --          70.1       (0.3)
      Finance and insurance.........      (1.5)         55.9         --
      Consumer--non-cyclical........        --          35.4         --
      Technology and
       communications...............        --           7.5         --
      Industrial....................     (16.3)         30.0         --
      Capital goods.................        --          65.4         --
      Consumer--cyclical............     (25.2)          5.2         --
      Transportation................        --          23.6         --
      Other.........................        --          27.6         --
                                       -------      --------      -----
      Total non-U.S. corporate......     (43.0)        386.6       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed.......     (13.5)          5.6         --
   Other asset-backed...............     (46.1)        388.6       (1.6)
                                       -------      --------      -----
   Total fixed maturity securities..    (195.8)      1,525.4       (1.5)
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          28.3       (2.6)
    Limited guarantee...............        --           3.8       (1.4)
                                       -------      --------      -----
      Total derivative assets.......        --          32.1       (4.0)
                                       -------      --------      -----
   Total other invested assets......        --          32.1       (4.0)
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          14.1        1.2
                                       -------      --------      -----
Total Level 3 assets................   $(195.8)     $1,587.4      $(4.3)
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                                   2017  2016  2015
---------------------                                                                  -----  ---- ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $(0.5) $4.7 $  4.1
   Net investment gains (losses)......................................................  47.2   1.9  (26.0)
                                                                                       -----  ---- ------
       Total.......................................................................... $46.7  $6.6 $(21.9)
                                                                                       =====  ==== ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $(0.1) $0.3 $  1.2
   Net investment gains (losses)......................................................  36.2   6.3   (5.5)
                                                                                       -----  ---- ------
       Total.......................................................................... $36.1  $6.6 $ (4.3)
                                                                                       =====  ==== ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following table presents a summary of the significant unobservable inputs used for certain asset fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2017:

                                         Valuation
(Amounts in millions)                    technique    Fair value Unobservable input      Range      Weighted-average
---------------------                 --------------- ---------- ------------------ --------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities..................... Internal models   $231.5     Credit spreads   63bps - 179bps       110bps
       Energy........................ Internal models      7.0     Credit spreads   75bps - 116bps       107bps
       Finance and insurance......... Internal models    177.0     Credit spreads   63bps - 196bps       135bps
       Consumer--non-cyclical........ Internal models     13.7     Credit spreads   97bps - 133bps       117bps
       Capital goods................. Internal models     27.7     Credit spreads   122bps - 183bps      146bps
       Consumer--cyclical............ Internal models     47.0     Credit spreads   75bps - 178bps       127bps
       Transportation................ Internal models     33.7     Credit spreads   57bps - 112bps        89bps
       Other......................... Internal models     61.7     Credit spreads    56bps - 89bps        64bps
                                                        ------
       Total U.S. corporate.......... Internal models   $599.3     Credit spreads   56bps - 196bps       114bps
--------------------------------------------------------------------------------------------------------------------
    Non-U.S. corporate:
       Utilities..................... Internal models   $ 83.3     Credit spreads    75bps - 138bps      104bps
       Energy........................ Internal models     44.3     Credit spreads    83bps - 130bps       95bps
       Finance and insurance......... Internal models     31.0     Credit spreads   91bps - 175bps       101bps
       Consumer--non-cyclical........ Internal models     34.1     Credit spreads   112bps - 135bps      128bps
       Technology and
        communications............... Internal models     13.1     Credit spreads   112bps - 213bps      157bps
       Industrial.................... Internal models     27.5     Credit spreads   94bps - 160bps       142bps
       Capital goods................. Internal models     38.2     Credit spreads   83bps - 172bps       110bps
       Consumer--cyclical............ Internal models      3.9     Credit spreads        83bps       Not applicable
       Transportation................ Internal models     18.8     Credit spreads   69bps - 178bps       103bps
       Other......................... Internal models      0.9     Credit spreads       217bps       Not applicable
                                                        ------
       Total non-U.S. corporate...... Internal models   $295.1     Credit spreads   69bps - 217bps       112bps
--------------------------------------------------------------------------------------------------------------------
    Derivative assets:
       Equity index options..........   Discounted                  Equity index
                                        cash flows      $ 79.5       volatility        6% - 30%            15%
--------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2017
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $215.6   $--    $ --   $215.6
       Fixed index annuity embedded derivatives........  416.4    --      --    416.4
       Indexed universal life embedded derivatives.....   14.1    --      --     14.1
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  646.1    --      --    646.1
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity return swaps.............................    2.0    --     2.0       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    2.0    --     2.0       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $648.1   $--    $2.0   $646.1
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                     2016
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $261.0   $--    $ --   $261.0
       Fixed index annuity embedded derivatives........  341.0    --      --    341.0
       Indexed universal life embedded derivatives.....   11.5    --      --     11.5
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  613.5    --      --    613.5
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity index options............................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $614.6   $--    $1.1   $613.5
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                            Ending
                                balance   Included                                                                    balance
                                 as of     in net                                                 Transfer Transfer    as of
                               January 1, (income) Included                                         into    out of  December 31,
(Amounts in millions)             2017      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2017
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $261.0    $(71.5)   $--       $--     $--    $26.1      $  --      $--      $--       $215.6
    Fixed index annuity
     embedded
     derivatives..............    341.0      83.7     --        --      --       --       (8.3)      --       --        416.4
    Indexed universal life
     embedded
     derivatives..............     11.5      (7.5)    --        --      --     10.1         --       --       --         14.1
                                 ------    ------    ---       ---     ---    -----      -----      ---      ---       ------
    Total policyholder
     account balances.........    613.5       4.7     --        --      --     36.2       (8.3)      --       --        646.1
                                 ------    ------    ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3 liabilities.....   $613.5    $  4.7    $--       $--     $--    $36.2      $(8.3)     $--      $--       $646.1
                                 ======    ======    ===       ===     ===    =====      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(69.3)
    Fixed index annuity
     embedded
     derivatives..............       83.7
    Indexed universal life
     embedded
     derivatives..............       (7.5)
                                   ------
    Total policyholder
     account balances.........        6.9
                                   ------
Total Level 3 liabilities.....     $  6.9
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                             Ending
                                balance   Included                                                                     balance
                                 as of     in net                                                  Transfer Transfer    as of
                               January 1, (income) Included                                          into    out of  December 31,
(Amounts in millions)             2016      loss    in OCI  Purchases Sales  Issuances Settlements Level 3  Level 3      2016
---------------------          ---------- -------- -------- --------- -----  --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $305.1    $(71.1)   $--      $ --    $  --    $27.0     $   --      $--      $--       $261.0
    Fixed index annuity
     embedded
     derivatives..............    338.6      22.0     --        --       --     10.3      (29.9)      --       --        341.0
    Indexed universal life
     embedded
     derivatives..............     10.0      (9.7)    --        --       --     11.2         --       --       --         11.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total policyholder
     account balances.........    653.7     (58.8)    --        --       --     48.5      (29.9)      --       --        613.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Derivative liabilities:
    Equity index options......      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total derivative
     liabilities..............      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Total Level 3 liabilities.....   $654.0    $(59.1)   $--      $0.1    $(0.1)   $48.5     $(29.9)     $--      $--       $613.5
                                 ======    ======    ===      ====    =====    =====     ======      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(65.8)
    Fixed index annuity
     embedded
     derivatives..............       22.0
    Indexed universal life
     embedded
     derivatives..............       (9.7)
                                   ------
    Total policyholder
     account balances.........      (53.5)
                                   ------
Derivative liabilities:
    Equity index options......         --
                                   ------
    Total derivative
     liabilities..............         --
                                   ------
Total Level 3 liabilities.....     $(53.5)
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                            Ending
                               balance as Included                                                                    balance
                                   of      in net                                                 Transfer Transfer    as of
                               January 1, (income) Included                                         into    out of  December 31,
(Amounts in millions)             2015      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2015
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $251.7    $22.8     $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives..............    270.2      7.1      --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal life
     embedded
     derivatives..............      6.7     (6.5)     --        --      --      9.8         --       --       --         10.0
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account balances.........    528.6     23.4      --        --      --    106.2       (4.5)      --       --        653.7
Derivative liabilities:
    Equity index options......       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total derivative
     liabilities..............       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3 liabilities.....   $528.6    $23.9     $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                                 ======    =====     ===       ===     ===   ======      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $26.3
    Fixed index annuity
     embedded
     derivatives..............       7.1
    Indexed universal life
     embedded
     derivatives..............      (6.5)
                                   -----
    Total policyholder
     account balances.........      26.9
Derivative liabilities:
    Equity index options......       0.5
                                   -----
    Total derivative
     liabilities..............       0.5
                                   -----
Total Level 3 liabilities.....     $27.4
                                   =====

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                                       2017  2016   2015
---------------------                                                                       ---- ------  -----
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $ -- $   --  $  --
   Net investment (gains) losses...........................................................  4.7  (59.1)  23.9
                                                                                            ---- ------  -----
       Total............................................................................... $4.7 $(59.1) $23.9
                                                                                            ==== ======  =====
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $ -- $   --  $  --
   Net investment (gains) losses...........................................................  6.9  (53.5)  27.4
                                                                                            ---- ------  -----
       Total............................................................................... $6.9 $(53.5) $27.4
                                                                                            ==== ======  =====

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The following table presents a summary of the significant unobservable inputs used for certain liability fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2017:

                                                 Valuation
(Amounts in millions)                            technique    Fair value  Unobservable input       Range     Weighted-average
---------------------                         --------------- ---------- --------------------- ------------- ----------------
Liabilities
    Policyholder account balances:
                                                                              Withdrawal
                                                                              utilization
                                                                                 rate            40% - 84%          65%
                                                                              Lapse rate         --% - 8%           4%
                                                                            Non-performance
                                                                         risk (credit spreads) 19bps - 83bps       65bps
       GMWB embedded                          Stochastic cash                Equity index
        derivatives/(1)/.....................   flow model      $215.6        volatility         13% - 24%          20%
-----------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded            Option budget                Expected future
        derivatives..........................     method        $416.4     interest credited     --% - 2%           1%
-----------------------------------------------------------------------------------------------------------------------------
       Indexed universal life embedded         Option budget                Expected future
        derivatives..........................     method        $ 14.1     interest credited      3% - 8%           5%
-----------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) Variable Interest and Securitization Entities

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As a result of a clean-up call exercised on the securitization entities during 2016, we no longer have any exposure or guarantees associated with securitization entities as of December 31, 2017 and 2016.

   There has been no new asset securitization activity in 2017 or 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(16) Dividends and Capital Contributions

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2017, we are not able to distribute dividends in 2018 without obtaining regulatory approval. Based on statutory results as of December 31, 2017, we estimate our insurance subsidiaries could pay dividends of $6.0 million to us in 2018 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2018 at this level as they expect to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $36.2 million (none of which were deemed "extraordinary") and $80.4 million (none of which were deemed "extraordinary") during 2017 and 2016, respectively. Our life insurance subsidiaries did not pay any dividends during 2015.

   In 2015, we declared and paid cash dividends of $40.5 million to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry their excess of loss reinsurance agreements with The Canada Life Assurance Company and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   There was no impact from these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus as of December 31, 2017 and 2016. If permitted practices had not been used, no regulatory event would have been triggered.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   On March 23, 2018, River Lake IX and River Lake X were granted a new permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP effective January 1, 2018.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for GLAIC and our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                   Years ended December 31,
                                                                   ------------------------
(Amounts in millions)                                               2017     2016     2015
---------------------                                              ------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(32.7) $(276.2) $(284.5)
Captive life insurance subsidiaries...............................  (35.9)  (403.2)  (276.2)
                                                                   ------  -------  -------
   Combined statutory net loss.................................... $(68.6) $(679.4) $(560.7)
                                                                   ======  =======  =======

                                                                          As of December 31,
                                                                          -----------------
(Amounts in millions)                                                       2017      2016
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,348.6  $1,547.9

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed by us. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net loss and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $244.7 million and $274.1 million as of December 31, 2017 and 2016, respectively. Capital and surplus of our captive life reinsurance subsidiaries included surplus notes (non-recourse funding obligations) of Rivermont I as of December 31, 2017 and 2016, as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLAIC and our subsidiaries. As of December 31, 2017 and 2016, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 427% and 564% of the company action level as of December 31, 2017 and 2016, respectively.

   As of December 31, 2017 and 2016, we established $294.8 million and $65.2 million, respectively, of additional statutory reserves resulting from updates to our universal and term universal life insurance products with secondary guarantees. In addition, we currently expect to record approximately $94.8 million of additional statutory reserves in 2018.

   As a result of its year end 2017 assets adequacy analysis, GLICNY, our New York insurance affiliate for which we have an investment in accounted for under the equity method of accounting, recorded an additional $188.0 million of statutory reserves in 2017. While current actuarial assumptions may change in response to future experience, GLICNY currently expects to record approximately $302.0 million of additional statutory

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

reserves over the next two years. Among the current actuarial assumptions that may change is the amount of additional cash flow that may be recognized for asset adequacy analysis purposes attributable to certain pending rate increase requests filed with the New York State Department of Financial Services for its long-term care insurance business. Any future increases to reserves would impact our investment in GLICNY.

   Prior to its dissolution in 2016, River Lake IV also prepared financial statements in accordance with local regulatory requirements in Bermuda. Local statutory net income (loss) was $55.4 million and $(0.8) million for the years ended December 31, 2016 and 2015, respectively.

(18) Segment Information

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income (loss) represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2017:

                                                               U.S. Life           Corporate
(Amounts in millions)                                          Insurance   Runoff  and Other Consolidated
---------------------                                          ---------  -------- --------- ------------
Premiums...................................................... $   309.9  $    0.1  $    --   $   310.0
Net investment income.........................................     647.0      26.2      6.9       680.1
Net investment gains (losses).................................      10.1       8.1    (25.9)       (7.7)
Policy fees and other income..................................     583.3     125.2      4.5       713.0
                                                               ---------  --------  -------   ---------
   Total revenues.............................................   1,550.3     159.6    (14.5)    1,695.4
                                                               ---------  --------  -------   ---------
Benefits and other changes in policy reserves.................   1,087.7      20.1       --     1,107.8
Interest credited.............................................     275.1       5.2       --       280.3
Acquisition and operating expenses, net of deferrals..........     118.4      40.2      4.7       163.3
Amortization of deferred acquisition costs and intangibles....     195.9      26.7       --       222.6
Interest expense..............................................      12.8        --       --        12.8
                                                               ---------  --------  -------   ---------
   Total benefits and expenses................................   1,689.9      92.2      4.7     1,786.8
                                                               ---------  --------  -------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (139.6)     67.4    (19.2)      (91.4)
Provision (benefit) for income taxes..........................     (66.4)     18.9   (334.8)     (382.3)
                                                               ---------  --------  -------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (73.2)     48.5    315.6       290.9
Equity in net income of unconsolidated subsidiary.............        --        --     70.3        70.3
                                                               ---------  --------  -------   ---------
Net income (loss)............................................. $   (73.2) $   48.5  $ 385.9   $   361.2
                                                               =========  ========  =======   =========
Total assets.................................................. $23,990.8  $8,280.1  $ 871.7   $33,142.6
                                                               =========  ========  =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2016:

                                                               U.S. Life            Corporate
(Amounts in millions)                                          Insurance   Runoff   and Other Consolidated
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $    13.2  $    0.4  $     --   $    13.6
Net investment income.........................................     655.8      21.7       9.0       686.5
Net investment gains (losses).................................      52.0     (10.6)    (14.5)       26.9
Policy fees and other income..................................   1,310.2     129.4       4.6     1,444.2
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   2,031.2     140.9      (0.9)    2,171.2
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,062.4      36.0        --     1,098.4
Interest credited.............................................     299.9       5.5        --       305.4
Acquisition and operating expenses, net of deferrals..........     493.9      43.6       5.1       542.6
Amortization of deferred acquisition costs and intangibles....     264.9      33.9        --       298.8
Interest expense..............................................      39.4        --      (0.2)       39.2
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,160.5     119.0       4.9     2,284.4
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (129.3)     21.9      (5.8)     (113.2)
Provision (benefit) for income taxes..........................     (41.2)      2.8       3.8       (34.6)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (88.1)     19.1      (9.6)      (78.6)
Equity in net income of unconsolidated subsidiary.............        --        --      37.5        37.5
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $   (88.1) $   19.1  $   27.9   $   (41.1)
                                                               =========  ========  ========   =========
Total assets.................................................. $23,549.9  $8,459.5  $1,229.2   $33,238.6
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2015:

                                                               U.S. Life         Corporate
(Amounts in millions)                                          Insurance Runoff  and Other Consolidated
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  539.4  $  1.5    $  --     $  540.9
Net investment income.........................................    685.8    18.7      1.9        706.4
Net investment gains (losses).................................     (7.5)  (69.8)     2.5        (74.8)
Policy fess and other income..................................    653.4   146.3      4.4        804.1
                                                               --------  ------    -----     --------
   Total revenues.............................................  1,871.1    96.7      8.8      1,976.6
                                                               --------  ------    -----     --------
Benefits and other changes in policy reserves.................  1,159.8    36.0       --      1,195.8
Interest credited.............................................    313.3     5.6       --        318.9
Acquisition and operating expenses, net of deferrals..........    219.4    49.3      6.1        274.8
Amortization of deferred acquisition costs and intangibles....    633.5    36.6       --        670.1
Interest expense..............................................     94.4      --       --         94.4
                                                               --------  ------    -----     --------
   Total benefits and expenses................................  2,420.4   127.5      6.1      2,554.0
                                                               --------  ------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................   (549.3)  (30.8)     2.7       (577.4)
Benefit for income taxes......................................   (193.9)  (15.8)    (1.5)      (211.2)
                                                               --------  ------    -----     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................   (355.4)  (15.0)     4.2       (366.2)
Equity in net income of unconsolidated subsidiary.............       --      --     18.4         18.4
                                                               --------  ------    -----     --------
Net income (loss)............................................. $ (355.4) $(15.0)   $22.6     $ (347.8)
                                                               ========  ======    =====     ========

(19) Commitments and Contingencies

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted GLAIC's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

   The West Virginia treasurer's office sued GLIC, GLAIC as well as other life insurers licensed in West Virginia regarding alleged violations of unclaimed property requirements for West Virginia policies. GLIC and GLAIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, GLIC, GLAIC and GLICNY are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine GLAIC, GLIC and GLICNY and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   In April 2017, GLAIC was named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon GLAIC's termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by GLAIC in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by GLAIC for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming GLAIC as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (b) Commitments

   As of December 31, 2017, we were committed to fund $6.0 million in limited partnership investments and $29.5 million in private placement investments.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $244.8 million as of December 31, 2017.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2017 and 2016, the carrying value of our investment in GLICNY was $722.0 million and $672.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            As of December 31,
                                            -------------------
                (Amounts in millions)         2017      2016
                ---------------------       --------- ---------
                Total assets............... $11,133.3 $11,762.3
                Total liabilities.......... $ 9,040.7 $ 9,813.3
                Total stockholders' equity. $ 2,092.6 $ 1,949.0

                                         Years ended December 31,
                                         ------------------------
                  (Amounts in millions)   2017     2016    2015
                  ---------------------   ------  ------  ------
                  Net investment income. $325.8   $326.8  $321.1
                  Total revenues........ $629.8   $635.2  $564.0
                  Net income............ $203.8   $108.7  $ 53.3

(21) Changes in Accumulated Other Comprehensive Income (Loss)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2017........    $242.1         $72.5     $314.6
      OCI before reclassifications.......      32.2           6.8       39.0
      Amounts reclassified from (to) OCI.      (4.2)         (1.4)      (5.6)
                                             ------         -----     ------
      Current period OCI.................      28.0           5.4       33.4
                                             ------         -----     ------
   Balances as of December 31, 2017......    $270.1         $77.9     $348.0
                                             ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2016........    $177.7         $68.3     $246.0
      OCI before reclassifications.......      64.2           6.0       70.2
      Amounts reclassified from (to) OCI.       0.2          (1.8)      (1.6)
                                             ------         -----     ------
      Current period OCI.................      64.4           4.2       68.6
                                             ------         -----     ------
   Balances as of December 31, 2016......    $242.1         $72.5     $314.6
                                             ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

                                             Net
                                          unrealized
                                          investment    Derivatives
                                            gains      qualifying as
  (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                           Amount reclassified from accumulated
                                           other comprehensive income (loss)
                                           ------------------------------------
                                           Years ended December 31,                  Affected line item in the
                                           ------------------------------------       consolidated statements
(Amounts in millions)                       2017        2016        2015                   of operations
---------------------                        -----       -----       ------     -------------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/..................... $(6.5)      $ 0.3       $(10.3)         Net investment (gains) losses
   (Provision) benefit for income taxes...   2.3        (0.1)         3.6       (Provision) benefit for income taxes
                                             -----       -----       ------
   Total.................................. $(4.2)      $ 0.2       $ (6.7)
                                             =====       =====       ======
Derivatives qualifying as hedges:
   Investment in unconsolidated                                                       Equity in net income of
     subsidiary........................... $(2.3)      $(2.7)      $ (0.9)           unconsolidated subsidiary
   (Provision) benefit for income taxes...   0.9         0.9          0.3       (Provision) benefit for income taxes
                                             -----       -----       ------
   Total.................................. $(1.4)      $(1.8)      $ (0.6)
                                             =====       =====       ======

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

(22) Sale of Business

   In 2016, Genworth completed the sale of its term life insurance new business platform to Pacific Life Insurance Company. The sale primarily included a building we owned in Lynchburg, Virginia and software. We received cash proceeds of $18.0 million and recorded a pre-tax gain of approximately
$1.0 million related to this sale.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 30, 2002 with Post-Effective Amendment
              No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(a)       Form of contract.

 (4)(a)(i)    Contract Form P1152. Previously filed on December 18, 1998 with
              Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-62695.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(ii)   Pension Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment
               No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 333-63531.

 (4)(b)(xiii)  Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   GE Life and Annuity Assurance Company Guarantee Account Rider.
               Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-62695.

 (4)(b)(xv)    Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)   Payment Protection with Commutation Immediate and Deferred Variable
               Annuity Rider. Previously filed on September 1, 2006 with
               Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xviii) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
               September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
               333-63531.

 (4)(b)(xix)   Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
               filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (4)(b)(xx) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to
               Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (4)(b)(xxi) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (5)           Form of Application. Previously filed on April 7, 2006 with
               Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 19 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (7)           Reinsurance Agreement. Previously filed on April 30, 2004 with Post
               Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
               Account 4, Registration No. 333-62695.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(a)(i)     First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and The Life Insurance Company of Virginia.
               Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and The Life Insurance Company of
               Virginia. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (8)(c)        Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-62695.

 (8)(d)        Fund Participation Agreement between Genworth Life and Annuity
               Insurance Company and Federated Insurance Series. Previously filed on
               April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(e) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(e)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(f)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(f)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(h)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

 (8)(i)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(j)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(m)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(n)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-62695.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed on April 27, 2005 with Post-Effective Amendment No.
           17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-62695.

 (8)(q)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(r)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)    Participation Agreement between Merrill Lynch Variable Series Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(t) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 15, 2004 with Post-Effective Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-62695.

 (8)(v)    Participation Agreement between American Century Variable Portfolios
           II, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(w)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

 (8)(w)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 29 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(z)    Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(aa) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Filed herewith.




Item 25.  Directors and Officers of the Depositor



David W. O'Leary          Director, President and Chief Executive Officer
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Jeffrey S. Wright         Senior Vice President and Chief Financial Officer
Matthew P. Keppler        Senior Vice President and Chief Actuary
Michael T. McGarry        Senior Vice President and Chief Information Officer
Elena K. Edwards          Senior Vice President
Kelly L. Groh(1)          Senior Vice President
Vincent L. Bodnar         Senior Vice President
Lawrence M. Nisenson      Senior Vice President
Angela R. Simmons         Vice President and Controller
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Lisa J. Baldyga(1)        Treasurer



   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 3,673 owners of Qualified Contracts and 4,733 owners of Non-Qualified Contracts as of March 22, 2018.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)




       Name                Address           Positions and Offices with Underwriter
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6610 W. Broad St.     Director, Chairperson of the Board,
                     Richmond, VA 23230    President and Chief Executive Officer
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
James J. Namorato... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Lisa J. Baldyga..... 6620 W. Broad St.     Vice President and Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.0%    $37.6 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue
Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES




   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April 2018.



                                             GENWORTH LIFE & ANNUITY VA
                                             SEPARATE ACCOUNT 1   (REGISTRANT)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

                                             GENWORTH LIFE AND ANNUITY
                                               INSURANCE COMPANY (DEPOSITOR)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President



   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



           Name                          Title                   Date
            ----                         -----                   ----

  /S/  DAVID W. O'LEARY*     Director, President and Chief  April 26, 2018
     David W. O'Leary          Executive Officer

 /S/  THOMAS J. MCINERNEY*   Director, Chairperson of the   April 26, 2018
    Thomas J. McInerney        Board and Senior Vice
                               President

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 26, 2018
   Daniel J. Sheehan, IV       President and Chief
                               Investment Officer

 /S/  GREGORY S. KARAWAN*    Director                       April 26, 2018
    Gregory S. Karawan

  /S/  JEFFREY S. WRIGHT*    Senior Vice President and      April 26, 2018
     Jeffrey S. Wright         Chief Financial Officer

  /S/  ANGELA R. SIMMONS*    Vice President and Controller  April 26, 2018
     Angela R. Simmons



*By:  /S/  LANCE R. BERTHIAUME  , pursuant to Power of                 April 26, 2018
        Lance R. Berthiaume       Attorney executed on March 29, 2018.